UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Formerly known as VanEck Vectors ETF Trust)
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: OCTOBER 31, 2021

Item 1.	Report to Shareholders

SEMI-ANNUAL REPORT October 31, 2021 (unaudited)

VANECK®

CEF Muni Income ETF	XMPT®
High Yield Muni ETF	HYD®
HIP Sustainable Muni ETF	SMI
Intermediate Muni ETF	ITM®
Long Muni ETF	MLN®
Muni Allocation ETF	MAAX™
Short High Yield Muni ETF	SHYD®
Short Muni ETF	SMB®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2021.

VANECK ETFs

PRESIDENT’S LETTER

October 31, 2021
(unaudited)

Dear Fellow Shareholders:

This letter addresses two topics: first, the risks to the markets today and, second, two multi-year themes.

The Economy

When we think about financial markets, since the future remains unknown, we seek to identify potential scenarios. At the beginning of this year, the global economy was like a car hurtling forward at 200 miles per hour. Over the summer, we expected an orderly slowdown, asking only “What are the risks to Goldilocks?”1 We thought the car could slow to 70 miles per hour without putting too much pressure on interest rates, driven by inflation, which would upset the financial markets.

In the U.S., will the U.S. Federal Reserve (Fed) hit the brakes too hard? I don’t think so. First, while the financial markets are still debating whether we have an inflation problem, I don’t think we will know whether we have permanent inflation until late next year. It is true that we are talking about supply chain issues and labor market issues longer than the transitory camp would like. But while commodity price inflation matters, the real concern about inflation and financial markets is wage inflation, since it tends to be longer-lasting and may affect long-term interest rates.

Second, if inflation doesn’t push rates higher, I don’t think the Fed will hit the brakes too hard by raising rates.

Bank of America recently released a research note2 that said over half of the S&P 500® Index’s returns in the past decade can be attributed to the Fed’s balance sheet expansion, rather than earnings. We live in an era in which the Fed has an eye on the financial markets. Why would that change?

What about China? Will real estate or other factors like COVID-19 cause a recession? While China growth is becoming soggy, we think policy makers have all the tools, including liquidity moves, to avoid a crash.

Multi-Year Investment Themes

So what to do in your portfolio? We are focusing on two multi-year investment themes.

Another surprise that has affected commodity prices is that, as the economy grows and demand for commodities grows, increasing supply has become harder. This is in part due to environmental, social and governance (ESG) policies in place, causing “greenflation” and a multi-year trend of price pressure. Finding supply sources like new copper, lithium or gold mines is harder because of, to a certain extent, the environmental impact of these activities. I think this supply issue will continue to underpin commodity prices, and is why I believe that commodity equities are an interesting investment that people should have in their portfolios.

The first theme is the energy transition away from fossil fuels. We see this not only as being driven by government policy, but also by innovation in the private sector. In our resources portfolios, we’re looking for disruptive companies in the sectors that need to be more energy efficient. One is agriculture (which emits about as much CO2 as the energy sector). AgTech businesses are embracing technology to modernize agriculture, leading to higher crop yields, safer crop chemicals and other innovations in food production to provide healthy diets for the world’s growing population.

The second theme is the use of blockchain in a large variety of industries, but especially finance and entertainment. New open-source database technology is enabling incredibly rapid adoption and at much lower cost than traditional companies using prior generation technology. The fintech revolution that goes hand in hand with crypto is something we find really exciting. There are some over-valued companies, but we think it’s another interesting multi-year trend that investors should consider.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

1

VANECK ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

Jan F. van Eck
CEO and President
VanEck ETF Trust.

November 4, 2021

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1A Goldilocks economy is an economy that is not so hot that it causes inflation and not so cold that it causes a recession.

2Source: Bloomberg, https://www.bloomberg.com/news/articles/2021-09-08/bofa-s-subramanian-dumps-dire-stock-call-to-catch-up-with-rally

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021, to October 31, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2021 - October 31, 2021*
CEF Muni Income ETF
Actual	$1,000.00	$1,016.90	0.40%	$2.03
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
High Yield Muni ETF
Actual	$1,000.00	$1,009.60	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
HIP Sustainable Muni ETF
Actual ***	$1,000.00	$992.90	0.24%	$0.35
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Intermediate Muni ETF
Actual	$1,000.00	$996.60	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Long Muni ETF
Actual	$1,000.00	$1,000.70	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Muni Allocation ETF
Actual	$1,000.00	$1,001.20	0.08%	$0.40
Hypothetical**	$1,000.00	$1,024.80	0.08%	$0.41
Short High Yield Muni ETF
Actual	$1,000.00	$1,008.40	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2021 - October 31, 2021*
Short Muni ETF
Actual	$1,000.00	$998.20	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from September 9, 2021 (commencement of operations) to October 31, 2021) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
4

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.9% (a)
Alliance Bernstein National Municipal Income Fund, Inc.	149,242	$2,187,888
Blackrock Investment Quality Municipal Trust, Inc.	46,616	798,532
BlackRock Long-Term Municipal Advantage Trust	48,340	645,822
BlackRock MuniAssets Fund, Inc.	107,107	1,617,316
BlackRock Municipal 2030 Target Term Trust	372,778	9,561,756
BlackRock Municipal Income Fund, Inc.	195,320	2,970,817
BlackRock Municipal Income Quality Trust	122,423	1,860,830
BlackRock Municipal Income Trust	162,916	2,399,753
BlackRock Municipal Income Trust II	178,470	2,673,481
BlackRock MuniHoldings Fund, Inc.	279,972	4,560,744
BlackRock MuniHoldings Investment Quality Fund	198,936	2,870,646
BlackRock MuniHoldings Quality Fund II, Inc.	103,200	1,424,160
BlackRock MuniVest Fund II, Inc.	80,644	1,191,918
BlackRock MuniVest Fund, Inc.	336,063	3,138,828
BlackRock MuniYield Fund, Inc.	217,281	3,122,328
BlackRock MuniYield Quality Fund II, Inc.	103,260	1,460,096
BlackRock MuniYield Quality Fund III, Inc.	358,874	5,178,552
BlackRock MuniYield Quality Fund, Inc.	338,390	5,454,847
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	66,064	1,051,739
BNY Mellon Municipal Income, Inc.	92,800	829,632
BNY Mellon Strategic Municipal Bond Fund, Inc.	252,600	2,025,852
BNY Mellon Strategic Municipals, Inc.	233,538	1,989,744
DWS Municipal Income Trust	209,464	2,440,256
Eaton Vance Municipal Bond Fund	373,589	4,972,470
Eaton Vance Municipal Income 2028 Term Trust	35,696	786,740
Eaton Vance Municipal Income Trust	186,477	2,528,628
	Number of Shares	Value
Eaton Vance National Municipal Opportunities Trust	57,600	$1,288,068
Invesco Advantage Municipal Income Trust II	199,681	2,402,162
Invesco Municipal Income Opportunities Trust	176,440	1,404,462
Invesco Municipal Opportunity Trust	308,700	4,176,711
Invesco Municipal Trust	254,789	3,335,188
Invesco Quality Municipal Income Trust	272,712	3,547,983
Invesco Trust for Investment Grade Municipals	251,750	3,411,212
Invesco Value Municipal Income Trust	216,354	3,504,935
MainStay MacKay DefinedTerm Municipal Opportunities Fund	87,631	1,862,159
MFS High Income Municipal Trust	163,247	829,295
MFS Municipal Income Trust	218,314	1,506,367
Neuberger Berman Municipal Fund, Inc.	59,034	898,497
Nuveen AMT-Free Municipal Credit Income Fund	924,725	15,988,495
Nuveen AMT-Free Municipal Value Fund	93,657	1,569,691
Nuveen AMT-Free Quality Municipal Income Fund	1,054,981	16,014,612
Nuveen Dynamic Municipal Opportunities Fund	191,740	2,998,814
Nuveen Enhanced Municipal Value Fund	81,346	1,262,490
Nuveen Intermediate Duration Municipal Term Fund	218,399	3,247,593
Nuveen Intermediate Duration Quality Municipal Term Fund	61,463	906,579
Nuveen Municipal Credit Income Fund	662,888	11,090,116
Nuveen Municipal Credit Opportunities Fund	251,413	3,781,251
Nuveen Municipal High Income Opportunity Fund	354,401	5,213,239
Nuveen Municipal Value Fund, Inc.	576,185	6,459,034
Nuveen Quality Municipal Income Fund	1,024,295	16,009,731
Nuveen Select Tax-Free Income Portfolio	53,870	909,326

See Notes to Financial Statements

5

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Nuveen Select Tax-Free Income2 Portfolio	67,968	$1,061,660
PIMCO Municipal Income Fund	68,065	951,549
PIMCO Municipal Income Fund II	156,435	2,168,189
PIMCO Municipal Income Fund III	90,258	1,069,557
Pioneer Municipal High Income Advantage Fund, Inc.	113,965	1,316,296
Pioneer Municipal High Income Fund Trust	122,586	1,491,872
Pioneer Municipal High Income Opportunities Fund, Inc.	79,524	1,521,294
Putnam Managed Municipal Income Trust	181,511	1,497,466
Putnam Municipal Opportunities Trust	127,823	1,720,497
Western Asset Managed Municipals Fund, Inc.	243,052	3,164,537
Total Closed-End Funds (Cost: $199,244,298)		199,324,302
Other assets less liabilities: 0.1%		257,080
NET ASSETS: 100.0%		$199,581,382

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$199,324,302

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds *	$199,324,302	$—	$—	$199,324,302

See Notes to Financial Statements

6

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.4%
Alabama: 1.8%
Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 11/29/21 (c)	$615		$615,778
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	410		424,766
5.75%, 06/01/26 (c)	1,400		1,480,552
5.75%, 06/01/26 (c)	2,000		2,083,046
6.00%, 06/01/26 (c)	5,900		6,185,295
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	1,500		1,891,936
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	4,025		4,761,081
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 10/01/23 (c)	10,000		11,428,344
6.50%, 10/01/23 (c)	9,000		10,365,700
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^	100		47,266
0.00%, 10/01/23 (c) ^	60		24,046
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
4.50%, 05/01/29 (c)	11,148		11,930,682
5.25%, 05/01/29 (c)	10,000		11,515,098
			62,753,590
Alaska: 0.0%
Northern Tobacco Securitization Corp., Series A (RB) 4.00%, 06/01/31 (c)	1,000		1,110,864
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	3,000		488,088
			1,598,952
American Samoa: 0.2%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	2,750		3,364,884
6.50%, 09/01/28	250		304,948
6.62%, 09/01/25 (c)	1,000		1,162,651
7.12%, 09/01/28 (c)	500		646,938
			5,479,421
	Par (000’s	)	Value
Arizona: 2.3%
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	$200		$229,187
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	1,320		1,591,942
6.00%, 07/01/27 (c)	2,940		3,488,713
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250		285,575
5.25%, 07/01/26 (c)	500		567,944
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270		308,961
5.00%, 07/01/27 (c)	515		587,835
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500		572,150
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) 5.00%, 07/15/27 (c)	300		335,055
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) (ST) 5.00%, 07/15/27 (c)	400		452,600
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 07/01/23 (c)	1,050		1,135,400
5.50%, 07/01/23 (c)	2,100		2,265,881
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series A (RB) 5.00%, 07/01/29 (c)	1,075		1,099,632
Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,000		1,141,903
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM)
6.25%, 07/01/24	1,000		1,072,471
6.62%, 07/01/27	1,000		1,137,765
7.75%, 07/01/27 (c)	7,000		8,285,012
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	4,000		4,571,090

See Notes to Financial Statements

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	$500		$521,240
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	445		476,290
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	2		2,195
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,000		1,067,843
Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	250		264,583
Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
5.00%, 11/15/26 (c)	600		583,308
5.25%, 11/15/26 (c)	700		668,115
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	400		423,878
5.00%, 07/01/25 (c)	1,000		1,099,498
5.00%, 07/01/25 (c)	900		997,598
5.00%, 07/01/25 (c)	500		549,935
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	750		877,457
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	675		720,275
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	750		832,383
Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,000		1,021,241
	Par (000’s	)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	$1,000		$1,178,613
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,300		1,553,307
5.00%, 07/01/29 (c)	1,400		1,668,305
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/29 (c)	500		582,502
5.00%, 07/01/29 (c)	500		569,462
5.00%, 07/01/29 (c)	500		571,304
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750		1,925,186
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	330		335,300
Pima County Industrial Development Authority, American Leadership Academy Project (RB)
4.12%, 06/15/22 (c)	1,250		1,259,838
4.75%, 06/15/22 (c)	2,000		2,018,796
5.00%, 06/15/22 (c)	2,000		2,019,006
5.62%, 06/15/25 (c)	1,250		1,345,682
Pima County Industrial Development Authority, American Leadership Academy Project (RB) (SD CRED PROG) 5.00%, 06/15/25 (c)	500		524,487
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	250		272,064
5.38%, 07/01/26 (c)	250		269,920
5.50%, 07/01/26 (c)	250		269,249
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project, Series B (RB) (ST) 5.50%, 10/01/28 (c)	6,703		6,867,802
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	8,495		11,660,126
5.25%, 12/01/23	290		317,125
5.25%, 12/01/24	305		345,876
5.25%, 12/01/25	265		309,413

See Notes to Financial Statements

8

	Par (000’s	)	Value
Arizona (continued)
5.25%, 12/01/27	$215		$263,427
5.25%, 12/01/28	245		306,489
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355		393,976
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) (AGM) 5.00%, 12/01/26 (c)	250		277,950
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.12%, 10/01/27 (c)	600		653,678
6.12%, 10/01/27 (c)	3,900		4,259,428
			81,253,266
Arkansas: 0.4%
Arkansas Development Finance Authority Healthcare Facilities, Carti Surgery Center Project, Series B (RB) 4.00%, 07/01/28 (c)	1,000		1,054,280
Arkansas Development Finance Authority, Academics Plus Charter Schools Project (RB)
4.00%, 12/01/27 (c)	635		652,151
4.00%, 12/01/27 (c)	815		831,732
Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	11,095		12,089,665
Arkansas Development Finance Authority, Charter School Project, Series A (RB) 3.62%, 12/01/28 (c)	1,000		959,399
			15,587,227
California: 14.2%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	2,055		2,402,538
5.00%, 10/01/26 (c)	3,000		3,514,278
5.00%, 10/01/26 (c)	5,000		5,833,724
5.00%, 10/01/26 (c)	1,650		1,932,017
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/23 (c)	420		444,848
4.00%, 09/01/23 (c)	160		170,156
4.00%, 09/01/23 (c)	615		653,038
Antelope Valley Healthcare District, Series A (RB)
5.00%, 03/01/26 (c)	300		327,193
5.25%, 03/01/26 (c)	1,480		1,652,844
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	695		798,626
	Par (000’s	)	Value
California (continued)
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	$3,100		$3,462,472
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	11,735		12,225,396
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 08/01/31 (c)	6,000		6,347,398
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB)
3.00%, 08/01/31 (c)	2,500		2,333,208
4.00%, 08/01/31 (c)	4,250		4,441,917
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) (AGM) 4.00%, 08/01/32 (c)	3,000		3,092,466
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	16,650		18,424,351
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 08/01/32 (c)	2,000		2,088,846
California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	5,250		5,802,568
California Community Housing Agency, Series A-1 (RB) 4.00%, 08/01/31 (c)	4,500		4,752,856
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000		6,283,348
California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	6,250		6,840,272
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 11/29/21 (c)	25		25,037
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 11/15/21 (c)	15		15,006

See Notes to Financial Statements

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California County Tobacco Securitization Agency, Series A (RB)
4.00%, 06/01/30 (c)	$4,740		$5,437,567
5.00%, 11/15/21 (c)	4,115		4,116,644
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	250		276,744
4.20%, 08/15/27 (c)	500		563,122
4.25%, 11/15/22 (c)	80		82,343
5.00%, 08/15/27 (c)	460		546,655
5.00%, 08/15/27 (c)	990		1,170,108
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
3.00%, 04/01/30 (c)	1,000		1,051,482
4.00%, 04/01/30 (c)	1,715		1,994,274
California Housing Finance Agency, Series A (RB)
3.50%, 11/20/35	992		1,143,870
4.00%, 03/20/33	972		1,138,495
California Infrastructure & Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	5,000		5,533,815
5.00%, 07/01/30 (c)	1,000		1,102,578
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	500		568,351
6.12%, 11/01/23 (c)	1,000		1,096,280
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	500		607,134
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150		169,625
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM) 4.00%, 05/15/31 (c)	3,000		3,441,697
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500		1,740,845
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	$250		$299,692
5.00%, 07/01/27 (c)	200		240,086
California Municipal Finance Authority, Holy Names University (RB) 7.00%, 10/01/29 (c)	2,500		2,641,449
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500		543,914
5.00%, 10/01/27 (c)	500		536,423
5.00%, 10/01/27 (c)	500		534,226
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	2,390		2,439,531
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	500		606,386
5.00%, 06/30/28 (c)	600		731,744
5.00%, 06/30/28 (c)	2,490		2,973,679
5.00%, 06/30/28	65		79,961
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950		2,110,687
5.00%, 06/30/28 (c)	2,040		2,438,605
5.00%, 06/30/28 (c)	700		837,780
5.00%, 06/30/28 (c)	1,000		1,193,773
5.00%, 06/30/28 (c)	3,405		4,032,533
5.00%, 06/30/28 (c)	1,035		1,251,153
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	230		264,226
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500		559,365
5.00%, 07/01/28 (c)	1,000		1,148,580
5.00%, 07/01/28 (c)	130		151,131
California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	930		976,530
California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,500		1,540,538

See Notes to Financial Statements

10

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	$250		$283,587
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	10,500		11,836,503
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000		600,000
7.50%, 12/01/29 (c) (d) *	7,000		350,000
7.50%, 07/01/22 (c) (d) *	10,500		6,300,000
8.00%, 07/01/27 (c) (d) *	6,635		3,981,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,000		850,000
California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,350		1,930,338
California Public Finance Authority, Enso Village Project, Series A (RB)
5.00%, 11/15/29 (c)	1,000		1,136,028
5.00%, 11/15/29 (c)	500		565,353
California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
5.00%, 07/01/27	210		188,166
5.00%, 07/01/27 (c)	300		266,484
5.00%, 07/01/27 (c)	1,000		884,322
5.00%, 07/01/27 (c)	485		432,296
California School Finance Authority, Bright Star Schools (RB) 5.00%, 06/01/27 (c)	400		444,508
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/31 (c)	1,000		1,075,791
4.00%, 11/01/31 (c)	2,700		2,887,856
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000		1,099,051
6.38%, 07/01/25 (c)	2,000		2,252,443
California School Finance Authority, Rocketship Education, Series A (RB)
	Par (000’s	)	Value
California (continued)
5.12%, 06/01/26 (c)	$250		$273,806
5.25%, 06/01/26 (c)	250		274,574
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	2,500		2,741,164
5.00%, 11/01/27 (c)	1,000		1,163,225
6.38%, 11/01/23 (c)	1,000		1,092,870
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250		268,390
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 11/29/21 (c)	357		343,036
5.75%, 11/29/21 (c)	68		65,632
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 11/29/21 (c)	10		9,626
California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	920		1,078,282
California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	385		454,441
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	545		635,638
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
5.00%, 06/01/29 (c)	435		517,601
5.00%, 06/01/29 (c)	500		584,694
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/23 (c)	75		81,049
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)

See Notes to Financial Statements

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 06/01/26 (c)	$350		$413,383
5.00%, 06/01/26 (c)	1,100		1,290,810
5.00%, 06/01/26 (c)	2,090		2,384,699
5.00%, 06/01/26 (c)	1,595		1,830,990
5.25%, 12/01/24 (c)	1,740		1,962,962
5.25%, 06/01/26 (c)	8,380		9,589,252
5.25%, 06/01/28 (c)	1,000		1,202,350
5.50%, 12/01/24 (c)	9,705		10,978,464
5.50%, 06/01/28 (c)	6,500		7,890,812
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230		3,677,297
5.75%, 01/15/23 (c)	125		129,839
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170		3,718,635
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 11/29/21 (c)	3,175		3,203,704
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB)
0.00%, 11/15/21 (c) ^	23,000		2,131,778
6.00%, 11/29/21 (c)	900		908,137
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 0.01%, 11/29/21 (c)	24,250		1,642,794
CCSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB) 3.00%, 03/01/32 (c)	2,000		1,853,601
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500		562,793
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250		278,233
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/23 (c)	250		271,131
4.00%, 09/01/23 (c)	1,000		1,079,875
4.00%, 09/01/23 (c)	250		270,999
4.00%, 09/01/23 (c)	230		249,608
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750		846,632
	Par (000’s	)	Value
California (continued)
City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	$6,000		$6,593,693
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180		195,715
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	840		936,725
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500		543,779
5.00%, 09/01/27 (c)	155		182,650
5.00%, 09/01/27 (c)	135		158,743
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	200		224,056
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,045		1,168,762
CMFA Special Finance Agency I (RB) 4.00%, 04/01/31 (c)	6,000		6,214,316
CMFA Special Finance Agency VII (RB) 4.00%, 08/01/31 (c)	2,900		3,006,609
CMFA Special Finance Agency VIII (RB)
3.00%, 08/01/31 (c)	5,000		4,622,734
4.00%, 08/01/31 (c)	1,500		1,553,890
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	1,000		1,060,428
4.50%, 09/01/24 (c)	1,585		1,684,467
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	1,000		998,327
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	8,000		8,247,774
CSCDA Community Improvement Authority, City Anaheim, Series A (RB) 5.00%, 01/01/31 (c)	11,800		13,285,238
CSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB) 3.00%, 12/01/31 (c)	6,100		5,673,209

See Notes to Financial Statements

12

	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Jefferson-Anaheim, Series A-1 (RB) 2.88%, 08/01/31 (c)	$995		$963,527
CSCDA Community Improvement Authority, Jefferson-Anaheim, Series A-2 (RB) 3.12%, 08/01/31 (c)	7,000		6,457,823
CSCDA Community Improvement Authority, Link- Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	7,100		7,329,647
CSCDA Community Improvement Authority, Moda at Monrovia Station, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,075		7,344,945
CSCDA Community Improvement Authority, Oceanaire-Long Beach, Series A-2 (RB) 4.00%, 09/01/31 (c)	2,000		2,097,784
CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	3,450		3,598,092
CSCDA Community Improvement Authority, Pasadena Portfolio, Series A-1 (RB) 2.65%, 12/01/31 (c)	2,000		1,870,481
CSCDA Community Improvement Authority, Pasadena Portfolio, Series B (RB) 4.00%, 12/01/31 (c)	1,000		1,034,398
CSCDA Community Improvement Authority, Union South Bay, Series A-1 (RB) 3.10%, 07/01/31 (c)	3,000		2,840,353
CSCDA Community Improvement Authority, Union South Bay, Series A-2 (RB) 4.00%, 07/01/31 (c)	10,250		10,607,165
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/26 (c)	500		576,486
5.00%, 09/01/26 (c)	500		580,574
5.00%, 09/01/26 (c)	500		574,040
5.00%, 09/01/27 (c)	1,840		2,127,209
5.00%, 09/01/27 (c)	1,150		1,347,243
Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,300		1,489,632
	Par (000’s	)	Value
California (continued)
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/27 (c)	$2,000		$2,341,825
5.00%, 09/01/27 (c)	1,100		1,299,257
5.00%, 09/01/27 (c)	1,000		1,153,721
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
5.75%, 01/15/24 (c)	1,000		1,119,310
6.00%, 01/15/24 (c)	2,860		3,214,884
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
3.95%, 07/15/27 (c)	100		108,926
6.00%, 01/15/24 (c)	1,115		1,253,355
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	475		519,868
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 01/15/23 (c) (p)	6,525		6,755,444
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,000		1,123,947
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3.50%, 06/01/22 (c)	1,120		1,131,977
5.00%, 06/01/27 (c)	2,000		2,401,846
5.00%, 06/01/27	2,585		3,129,149
5.00%, 06/01/28 (c)	5,000		6,070,668
5.25%, 06/01/22 (c)	3,815		3,913,295
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
5.00%, 06/01/22 (c)	12,750		13,056,143
5.30%, 06/01/22 (c)	14,585		14,942,611
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.01%, 11/15/21 (c)	37,470		8,551,092
Hastings Campus Housing Finance Authority, Series A (RB)
5.00%, 07/01/30 (c)	4,350		5,062,271
5.00%, 07/01/30 (c)	3,000		3,442,335
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250		256,364
Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 11/15/21 (c) ^	9,410		1,722,927

See Notes to Financial Statements

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 11/15/21 (c) ^	$51,150		$4,422,450
Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 11/15/21 (c) ^	25,000		1,688,818
Inland Empire Tobacco Securitization Authority, Series F (RB) 0.01%, 11/15/21 (c)	50,500		2,739,261
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST)
5.00%, 09/01/27 (c)	1,000		1,164,192
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405		452,646
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 11/29/21 (c)	46		46,189
MSR Energy Authority, Series A (RB)
6.12%, 11/01/29	505		622,945
6.50%, 11/01/39	1,575		2,462,326
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975		1,050,182
5.25%, 08/15/25 (c)	455		510,477
Palomar Health (RB) 5.00%, 11/01/26 (c)	250		291,439
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		120,090
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,000		1,102,957
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750		845,668
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST)
5.00%, 09/01/26 (c)	500		570,390
5.00%, 09/01/26 (c)	500		577,330
5.50%, 09/01/22 (c)	3,000		3,141,483
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) (AGM) 5.00%, 09/01/26 (c)	500		572,982
	Par (000’s	)	Value
California (continued)
River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
4.00%, 09/01/26 (c)	$1,000		$1,090,879
5.00%, 09/01/26 (c)	750		861,951
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	500		567,183
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	495		562,636
5.00%, 09/01/26 (c)	345		394,873
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300		345,473
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
5.00%, 01/15/25 (c)	500		565,327
5.00%, 01/15/25 (c)	2,300		2,580,603
5.00%, 01/15/25 (c)	3,780		4,205,771
5.00%, 01/15/25 (c)	1,750		1,950,534
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	145		118,255
0.00%, 01/15/36 ^	105		75,944
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	200		221,701
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
5.00%, 03/01/26 (c)	500		563,899
5.00%, 03/01/26 (c)	500		560,727
Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 11/29/21 (c) ^	7,000		3,119,363
Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.01%, 11/15/21 (c)	8,015		938,581
South California Tobacco Securitization Authority, Series C (RB) 0.00%, 11/15/21 (c) ^	11,050		2,046,589
Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,035		1,064,885

See Notes to Financial Statements

14

	Par (000’s	)	Value
California (continued)
Tobacco Securitization Authority of Northern California (RB) 4.00%, 12/01/30 (c)	$2,250		$2,592,615
Tobacco Securitization Authority of Southern California, Series B (RB) 0.00%, 11/15/21 (c) ^	10,485		2,309,860
Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 11/15/21 (c) ^	16,440		2,868,852
Transbay Joint Powers Authority, Tax Allocation, Series B (TA) 2.40%, 04/01/30 (c)	3,920		3,900,210
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100		111,451
5.00%, 09/01/25 (c)	100		112,080
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750		829,539
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 5.30%, 09/01/22 (c) (d) *	530		307,400
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	850		510,000
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	445		503,838
			507,119,129
Colorado: 3.4%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
5.00%, 12/01/23 (c)	500		535,316
5.12%, 12/01/23 (c)	750		800,222
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,010		2,347,617
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,000		1,031,910
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	500		552,229
5.00%, 12/01/25 (c)	500		547,134
Broadway Station Metropolitan District No. 3, Series A (GO)
5.00%, 06/01/24 (c)	2,500		2,675,109
5.00%, 06/01/24 (c)	1,250		1,348,946
	Par (000’s	)	Value
Colorado (continued)
Canyon Pines Metropolitan District, Colorado Special Improvement District No. 1, Series A (SA) 3.75%, 09/01/26 (c)	$1,000		$940,054
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/22 (c)	500		523,531
5.00%, 12/01/22 (c)	500		525,010
5.00%, 12/01/22 (c)	500		527,201
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,195		5,484,595
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,250		4,572,514
City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,035		1,055,945
Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,000		1,078,269
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	500		547,283
Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	2,000		2,017,117
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A-1 (RB) 5.25%, 01/01/23 (c)	1,000		1,057,543
Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/26 (c)	605		677,716
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
4.00%, 08/01/29 (c)	1,400		1,566,630
4.00%, 08/01/29 (c)	1,270		1,457,409
4.00%, 08/01/29 (c)	1,100		1,264,810
4.00%, 08/01/29 (c)	3,120		3,572,870
5.00%, 08/01/29	1,000		1,271,734
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	2,685		2,804,647
4.00%, 08/01/29 (c)	7,000		7,776,539

See Notes to Financial Statements

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
5.00%, 08/01/29 (c)	$2,420		$2,907,273
Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 11/29/21 (c)	1,160		1,128,639
Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
5.75%, 11/01/25 (c)	2,900		2,323,114
6.00%, 11/01/25 (c)	3,835		3,126,827
Colorado High Performance Transportation Enterprise (RB)
5.00%, 12/31/24 (c)	250		280,789
5.00%, 12/31/24 (c)	350		393,688
Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,500		2,684,930
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500		552,616
5.75%, 12/01/26 (c)	500		552,465
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
5.62%, 12/01/23 (c)	1,000		1,078,058
5.75%, 12/01/23 (c)	1,500		1,612,076
Dominion Water and Sanitation District (RB)
5.25%, 12/01/21 (c)	895		915,881
5.75%, 12/01/21 (c)	3,500		3,581,074
6.00%, 12/01/21 (c)	452		462,453
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	890		909,588
5.25%, 11/01/25 (c)	2,345		2,450,530
5.50%, 11/01/25 (c)	1,865		1,961,066
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000		1,097,332
Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,000		1,072,127
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000		1,052,572
Lambertson Farms Metropolitan District No. 1 (GO)
5.75%, 12/15/23 (c)	500		430,725
6.00%, 12/15/23 (c)	500		438,157
Loretto Heights Community Authority (RB)
	Par (000’s	)	Value
Colorado (continued)
4.88%, 06/01/26 (c)	$1,000		$1,019,103
North Range Metropolitan District No. 3 (GO) 5.00%, 12/01/25 (c)	2,000		2,195,752
Painted Prairie Public Improvement Authority (RB)
5.00%, 12/01/24 (c)	1,500		1,619,372
5.00%, 12/01/24 (c)	1,000		1,087,956
Pueblo Urban Renewal Authority, Evraz Project, Series A (TA) 4.75%, 12/01/30 (c)	4,030		4,505,303
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series B (RB) 4.00%, 07/15/40	615		786,503
Reunion Metropolitan District, Series A (RB) 3.62%, 06/01/26 (c)	1,000		966,529
Rocky Mountain Rail Park Metropolitan District, Series A (GO) 5.00%, 03/01/26 (c)	7,850		8,092,296
Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,000		1,031,171
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	500		555,486
STC Metropolitan District No. 2, Series A (GO)
4.00%, 12/01/24 (c)	1,000		1,078,232
5.00%, 12/01/24 (c)	2,000		2,177,781
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/25 (c)	1,000		1,102,009
5.00%, 12/01/22 (c)	5,000		5,241,833
5.00%, 12/01/22 (c)	1,000		1,054,250
5.00%, 12/01/22 (c)	500		525,513
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	2,000		2,204,793
5.00%, 03/01/26 (c)	500		556,973
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500		537,948
5.38%, 12/01/23 (c)	500		538,371
5.50%, 12/01/23 (c)	1,500		1,611,951
Village Metropolitan District/ The (GO) 5.00%, 12/01/25 (c)	1,250		1,396,559
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.12%, 09/01/26 (c)	2,980		2,868,012
			122,325,576

See Notes to Financial Statements

16

	Par (000’s	)	Value
Connecticut: 0.7%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/09/21 (c)	$630		$630,064
Connecticut Airport Authority, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	2,000		2,212,327
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	3,000		3,290,459
5.00%, 09/01/26 (c)	2,500		2,750,350
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	3,000		3,274,386
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000		2,198,194
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
4.25%, 07/01/22 (c)	935		959,524
4.50%, 07/01/22 (c)	655		673,265
5.00%, 07/01/22 (c)	380		391,856
5.00%, 07/01/22 (c)	100		103,120
5.00%, 07/01/22 (c)	470		484,663
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250		273,395
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	250		272,166
Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	1,040		887,168
Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
5.75%, 02/01/24	250		268,532
6.25%, 02/01/26 (c)	1,000		1,141,501
Town of Hamden, Whitney Center Project (RB)
5.00%, 01/01/26 (c)	2,720		2,907,671
5.00%, 01/01/26 (c)	500		538,938
			23,257,579
	Par (000’s	)	Value
District of Columbia: 1.1%
District of Columbia Tobacco Settlement Financing Corp. (RB) 0.01%, 11/29/21 (c)	$29,055		$6,385,853
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	1,180		1,260,002
5.00%, 07/01/24 (c)	250		269,493
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	500		588,382
5.00%, 06/01/30 (c)	2,500		2,896,199
District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	395		407,387
District of Columbia, Rocketship Education Public Charter School, Series A (RB) 5.00%, 06/01/29 (c)	1,000		1,153,701
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) 5.00%, 10/01/29 (c)	3,150		3,810,825
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
0.01%, 10/01/37	11,825		6,850,476
5.00%, 04/01/22 (c)	1,895		1,931,311
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
0.00%, 10/01/37 ^	5,520		3,746,681
4.00%, 10/01/29 (c)	7,315		8,225,341
4.00%, 10/01/29 (c)	250		286,346
6.50%, 10/01/28 (c)	245		322,660
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) (SAW) 4.00%, 10/01/29 (c)	1,675		1,860,480
			39,995,137
Florida: 5.7%
Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	300		322,852
Aqua One Community Development District (SA) 5.75%, 05/01/28 (c)	1,000		1,097,941
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	295		312,839

See Notes to Financial Statements

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	$5,500		$6,200,100
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	250		270,968
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	500		538,077
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	500		540,641
5.12%, 01/01/29 (c)	500		558,788
5.25%, 01/01/29 (c)	500		553,660
5.38%, 01/01/29 (c)	500		555,912
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	390		410,662
5.25%, 06/15/27 (c)	500		550,242
Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	1,000		270,000
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		2,382,179
5.25%, 12/01/28 (c)	4,500		5,159,995
5.25%, 12/01/28 (c)	3,700		4,192,098
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB)
5.00%, 01/01/31 (c)	1,850		2,032,367
5.00%, 07/01/30 (c)	2,250		2,463,271
City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	750		855,776
City of Orlando FL Tourist Development Tax Revenue (RB) (AGM) 5.00%, 11/01/27 (c)	500		598,772
City of Orlando, Florida Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27	500		619,878
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230		248,601
5.00%, 06/01/25 (c)	300		333,331
5.00%, 06/01/25 (c)	460		513,244
	Par (000’s	)	Value
Florida (continued)
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	$590		$401,200
8.12%, 05/15/24 (c) (d) *	460		312,800
Florida Development Finance Corp., Brightline Passenger Rail Project, Series B (RB) 7.38%, 01/01/24 (c)	22,535		24,337,412
Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.12%, 06/15/27 (c)	1,000		1,067,056
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB)
5.00%, 06/01/28 (c)	1,000		1,131,008
5.00%, 06/01/28 (c)	425		490,049
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/28 (c)	1,000		1,090,271
4.00%, 06/01/28 (c)	1,050		1,160,879
Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB) 5.62%, 06/15/24 (c)	360		352,673
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000		1,080,819
6.00%, 06/15/25 (c)	500		561,659
6.12%, 06/15/22 (c)	3,000		3,055,862
6.12%, 06/15/25 (c)	685		762,427
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,000		1,109,139
Florida Development Finance Corp., The Mayl Ower Retirement Community Project, Series A (RB) 5.25%, 06/01/27 (c)	1,000		1,159,931
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	11,000		11,153,950
6.38%, 01/01/26 (c) (p)	15,195		15,425,235
6.50%, 01/01/29 (c) (p)	28,000		28,379,014
Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB) 4.50%, 06/01/28 (c)	2,710		3,110,089

See Notes to Financial Statements

18

	Par (000’s	)	Value
Florida (continued)
5.00%, 06/01/28 (c)	$750		$858,211
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	1,500		1,600,336
5.50%, 11/01/29 (c)	2,450		2,620,468
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB)
3.50%, 02/01/31 (c)	965		1,023,563
4.00%, 02/01/31 (c)	7,500		8,619,391
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/27 (c)	2,000		2,240,075
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series B (RB) 4.25%, 05/15/22 (c)	3,500		3,532,199
Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.12%, 01/01/27 (c)	2,700		2,401,458
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	500		506,843
Lee County Industrial Development Authority, The Preserve Project, Series A (RB) 5.75%, 12/01/22 (c)	1,000		1,026,759
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB) 5.00%, 11/15/24 (c)	380		418,373
Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AGM) 3.00%, 11/15/31 (c)	3,170		3,238,555
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	750		857,592
5.25%, 11/01/27 (c)	250		284,634
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
5.00%, 06/01/25 (c)	665		690,105
5.00%, 06/01/25 (c)	1,390		1,415,457
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB) 5.00%, 10/01/25 (c)	500		563,848
	Par (000’s	)	Value
Florida (continued)
5.00%, 10/01/25 (c)	$500		$560,465
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000		1,112,911
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
4.25%, 05/01/23 (c)	1,035		1,070,580
5.00%, 05/01/23 (c)	1,480		1,527,275
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155		183,742
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	200		223,533
5.00%, 08/01/27 (c)	200		226,720
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) (AGM) 5.00%, 11/15/26 (c)	1,000		1,147,685
Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	310		325,110
Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 2.62%, 06/01/25	525		534,090
Palm Beach County, Lynn University Housing Project, Series A (RB) 5.00%, 06/01/31 (c)	3,670		4,290,488
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	1,000		1,140,596
5.00%, 04/01/29 (c)	2,500		2,803,609
Palm Cost Park Community Development District (SA) 5.70%, 11/29/21 (c)	180		180,206
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	3,250		4,045,821
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
5.50%, 11/15/26 (c)	500		549,570
5.75%, 11/15/26 (c)	1,000		1,110,483

See Notes to Financial Statements

19

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	$3,600		$3,622,569
Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	765		776,728
Trust Agency, H-Bay Ministries, Inc., Superior Residences Project, Series C (RB) (AMBAC) 7.50%, 11/19/21 (c) (d) *	1,000		200,000
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	245		256,319
3.62%, 05/01/26 (c)	2,385		2,548,126
3.88%, 05/01/26 (c)	2,435		2,567,159
4.25%, 05/01/28 (c)	950		1,044,941
Village Community Development District No. 12 (SA) (SAW) 4.38%, 05/01/28 (c)	1,190		1,308,799
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	745		784,974
3.38%, 05/01/29 (c)	995		1,062,075
3.55%, 05/01/29 (c)	2,865		3,042,690
Village Community Development District No. 13 (SA) (SBG) 3.70%, 05/01/29 (c)	4,700		4,946,751
			202,815,549
Georgia: 1.2%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB)
6.50%, 01/01/28 (c)	2,250		1,688,469
6.75%, 01/01/28 (c)	2,000		1,479,563
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	1,000		1,122,529
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	720		808,221
DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	1,000		882,910
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB)
	Par (000’s	)	Value
Georgia (continued)
6.25%, 12/01/24 (c)	$4,000		$3,973,909
6.50%, 12/01/24 (c)	1,000		1,004,069
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	1,250		1,250,987
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
5.00%, 04/01/26 (c)	500		549,799
5.00%, 04/01/26 (c)	500		551,332
Gainesville & Hall County Development Authority (RB) (BAM) 5.00%, 03/01/27 (c)	700		703,854
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/31 (c)	3,000		3,363,339
George L Smith II World Congress Center Authority, Series B (RB) 5.00%, 01/01/31 (c)	7,530		8,733,866
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		460,410
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
5.75%, 06/15/27 (c)	250		287,252
6.00%, 06/15/27 (c)	1,000		1,143,477
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/27 (c)	1,000		1,091,814
5.00%, 11/01/27 (c)	2,750		3,049,827
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB)
5.00%, 01/01/30 (c)	1,250		1,498,647
5.00%, 07/01/25 (c)	375		423,161
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series B (RB) 5.00%, 07/01/28 (c)	1,000		1,191,645
Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,000		1,006,746
Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	500		502,137

See Notes to Financial Statements

20

	Par (000’s	)	Value
Georgia (continued)
Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	$3,850		$4,320,484
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500		527,061
5.25%, 10/01/26 (c)	500		522,684
			42,138,192
Guam: 0.5%
Guam Government, Business Privilege Tax, Series A (RB)
5.00%, 01/01/22 (c)	500		503,893
5.12%, 01/01/22 (c)	1,390		1,401,105
Guam Government, Business Privilege Tax, Series B (RB)
5.00%, 01/01/22 (c)	330		332,569
5.00%, 01/01/22 (c)	1,280		1,289,965
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600		645,090
5.00%, 11/15/25 (c)	585		657,309
5.00%, 11/15/25 (c)	1,100		1,241,824
5.00%, 11/15/25 (c)	500		565,665
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500		553,219
5.00%, 02/01/30 (c)	500		564,501
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	500		629,148
Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	620		705,762
Guam Government, Waterworks Authority, Water and Wastewater System (RB)
5.00%, 07/01/26 (c)	1,375		1,536,071
5.25%, 07/01/23 (c)	550		593,996
5.50%, 07/01/23 (c)	1,000		1,084,133
Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,205		3,864,015
Guam Power Authority, Series A (RB)
5.00%, 10/01/22 (c)	345		356,750
5.00%, 10/01/27 (c)	500		569,587
			17,094,602
Hawaii: 0.2%
Kuakini, Hawaii Health System, Series A (RB)
	Par (000’s	)	Value
Hawaii (continued)
6.38%, 11/29/21 (c)	$1,775		$1,753,901
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.25%, 07/01/23 (c)	1,400		1,505,710
6.62%, 07/01/23 (c)	2,085		2,239,469
			5,499,080
Idaho: 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450		466,008
5.00%, 09/01/26 (c)	1,135		1,286,538
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) (ST)
3.80%, 10/01/28 (c)	100		99,509
4.00%, 10/01/28 (c)	900		894,935
			2,746,990
Illinois: 12.3%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/21 (c)	6,760		6,780,759
5.00%, 12/01/22 (c)	10,055		10,435,103
5.00%, 12/01/28 (c)	250		301,575
5.00%, 12/01/29 (c)	1,500		1,853,152
5.00%, 12/01/30 (c)	395		488,872
5.00%, 12/01/30 (c)	5,950		7,282,309
5.00%, 12/01/30 (c)	1,600		1,953,580
5.00%, 12/01/30 (c)	600		747,679
5.00%, 12/01/30 (c)	100		123,007
5.00%, 12/01/30 (c)	7,850		9,563,492
5.00%, 12/01/30 (c)	1,100		1,338,087
5.00%, 12/01/30 (c)	100		123,573
5.00%, 12/01/30 (c)	150		186,350
5.00%, 12/01/30 (c)	2,860		3,508,291
5.25%, 12/01/21 (c)	435		436,423
5.50%, 12/01/21 (c)	5,730		5,750,127
7.00%, 12/01/25 (c)	14,210		17,014,974
7.00%, 12/01/25 (c)	5,200		6,434,982
7.00%, 12/01/27 (c)	2,250		2,884,200
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/23	300		327,691
5.00%, 12/01/25	1,000		1,166,361
5.00%, 12/01/28 (c)	250		305,107
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		169,795
5.50%, 12/01/26	175		210,541
5.50%, 12/01/30	2,500		3,251,642
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/27	760		691,657
0.01%, 12/01/28	390		345,939
0.01%, 12/01/30	55		46,022
5.50%, 12/01/26	355		408,864

See Notes to Financial Statements

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series B (GO)
4.00%, 12/01/22 (c)	$150		$153,775
5.00%, 12/01/22 (c)	3,235		3,361,110
5.00%, 12/01/22 (c)	1,105		1,148,590
5.00%, 12/01/22	100		104,858
5.00%, 12/01/27	1,500		1,810,258
5.00%, 12/01/29 (c)	200		244,647
5.00%, 12/01/30 (c)	100		123,186
5.00%, 12/01/30 (c)	100		124,985
5.00%, 12/01/30	1,650		2,074,714
6.50%, 12/01/26 (c)	1,100		1,338,214
Chicago Board of Education, Series C (GO)
5.00%, 12/01/23	500		545,124
5.00%, 12/01/27	2,000		2,413,678
5.00%, 12/01/27 (c)	2,625		3,105,262
5.25%, 12/01/24 (c)	3,485		3,857,197
5.25%, 12/01/24 (c)	4,430		4,883,266
6.00%, 12/01/24 (c)	1,160		1,313,640
Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/28 (c)	2,500		2,962,731
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415		2,672,529
Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	1,100		1,301,253
Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	8,500		9,896,960
Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	400		422,292
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.01%, 12/01/23	300		295,409
0.01%, 12/01/25	355		338,583
0.01%, 12/01/29	1,460		1,258,208
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	690		612,045
0.00%, 12/01/29 ^	645		555,852
0.01%, 12/01/22	180		178,863
0.01%, 12/01/24	1,165		1,132,379
0.01%, 12/01/25	1,650		1,573,695
0.01%, 12/01/26	1,630		1,522,284
0.01%, 12/01/27	1,030		937,378
0.01%, 12/01/31	520		422,352
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/26	100		118,699
5.00%, 06/01/29	1,000		1,267,846
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/30 ^	$420		$357,383
0.00%, 01/01/34 ^	290		219,582
0.01%, 01/01/28	345		311,098
0.01%, 01/01/33	1,485		1,157,880
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
5.00%, 01/01/25	235		265,551
5.25%, 01/01/25 (c)	1,910		2,142,281
5.25%, 01/01/25 (c)	945		1,064,048
5.50%, 01/01/25 (c)	3,980		4,454,303
5.50%, 01/01/25 (c)	115		129,526
5.50%, 01/01/25 (c)	855		960,259
City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,585		1,674,096
City of Chicago, Series A (GO)
4.62%, 11/29/21 (c)	905		909,887
5.00%, 01/01/22 (c)	3,540		3,561,311
5.00%, 01/01/22 (c)	865		870,207
5.00%, 01/01/23	395		415,241
5.00%, 01/01/24 (c)	2,935		3,151,888
5.00%, 01/01/24 (c)	1,920		2,064,174
5.00%, 01/01/24 (c)	640		688,614
5.00%, 01/01/27	200		237,508
5.00%, 01/01/27	1,000		1,187,540
5.00%, 01/01/29 (c)	3,000		3,514,728
5.00%, 11/29/21 (c)	4,160		4,191,703
5.25%, 01/01/24 (c)	150		163,213
5.25%, 11/29/21 (c)	2,110		2,126,080
5.38%, 01/01/25 (c)	880		990,417
5.50%, 01/01/25 (c)	1,320		1,479,860
5.50%, 01/01/25 (c)	905		1,012,255
5.50%, 01/01/25 (c)	475		532,399
5.62%, 01/01/27 (c)	1,000		1,209,871
5.62%, 01/01/27 (c)	1,000		1,202,493
5.75%, 01/01/27 (c)	1,180		1,422,786
5.75%, 01/01/27 (c)	1,000		1,203,678
6.00%, 01/01/27 (c)	7,750		9,412,689
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		122,693
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		3,414,282
City of Chicago, Series B (GO) 5.00%, 01/01/23	870		915,162
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		144,121
5.00%, 01/01/22 (c)	110		110,743
5.00%, 01/01/22 (c)	195		196,267
5.00%, 01/01/22 (c)	1,800		1,813,162
5.00%, 01/01/24	1,110		1,212,915
5.00%, 01/01/25	1,760		1,988,808
5.00%, 01/01/26 (c)	3,800		4,301,955

See Notes to Financial Statements

22

	Par (000’s	)	Value
Illinois (continued)
5.00%, 01/01/26 (c)	$250		$288,330
5.00%, 01/01/26	380		441,134
City of Chicago, Series D (GO)
5.50%, 01/01/25 (c)	1,135		1,268,797
5.50%, 01/01/25 (c)	1,045		1,169,535
5.50%, 01/01/25 (c)	2,715		3,043,082
5.50%, 01/01/25 (c)	520		582,975
City of Chicago, Series E (GO)
5.50%, 01/01/25 (c)	915		1,024,746
5.50%, 01/01/25 (c)	1,680		1,874,510
City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	1,635		1,831,103
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,020		1,223,678
City of Harvey, Series A (GO)
5.50%, 11/29/21 (c) (d) *	465		320,850
5.62%, 11/29/21 (c) (d) *	3,600		2,484,000
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) (ST) 4.00%, 10/01/31 (c)	1,000		1,092,365
Illinois Finance Authority, Admiral Lake Project (RB)
5.00%, 05/15/24 (c)	1,120		1,177,381
5.12%, 05/15/24 (c)	390		409,416
5.25%, 05/15/24 (c)	2,350		2,445,988
5.50%, 05/15/24 (c)	2,000		2,105,446
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/29/21 (c)	35		35,068
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
5.00%, 07/01/25 (c)	1,000		953,255
5.00%, 07/01/25 (c)	1,000		979,980
Illinois Finance Authority, Clare Oaks, Series A-3 (RB) 4.00%, 11/15/24 (c)	500		499,075
Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4.75%, 05/15/23 (c)	615		637,797
5.12%, 05/15/23 (c)	230		238,758
5.25%, 05/15/23 (c)	750		779,040
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27	3,000		2,192,907
5.00%, 02/15/27 (c)	6,500		4,686,039
5.12%, 02/15/27 (c)	6,130		4,410,239
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100		88,810
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	500		562,718
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	$250		$283,904
5.00%, 11/01/26 (c)	1,525		1,693,642
5.00%, 11/01/26 (c)	500		572,907
5.00%, 11/01/26 (c)	4,210		4,615,730
5.00%, 11/01/26 (c)	500		560,259
Illinois Finance Authority, Park Place Elmhurst Project (RB) 5.12%, 05/15/26 (c)	1,616		1,575,082
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 11/29/21 (c)	475		476,031
Illinois Finance Authority, Roosevelt University, Series A (RB)
6.00%, 10/01/28 (c)	1,600		1,944,343
6.12%, 10/01/28 (c)	4,500		5,377,921
6.12%, 10/01/28 (c)	8,000		9,643,946
Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,695		2,841,913
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		1,202,651
5.00%, 06/15/29 (c)	3,055		3,706,330
5.00%, 06/15/29	1,000		1,221,559
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	1,000		1,099,751
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		650,613
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/56 ^	4,000		1,333,779
4.00%, 12/15/29 (c)	15,000		16,565,508
5.00%, 12/15/27 (c)	250		288,938
5.00%, 12/15/29 (c)	8,225		9,720,705
5.00%, 06/15/22 (c)	3,210		3,303,434
5.50%, 12/15/25 (c)	1,400		1,596,589
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590		432,843
0.00%, 06/15/29 ^	840		727,505
0.00%, 06/15/31 ^	125		101,651
0.00%, 06/15/34 ^	190		141,697
0.00%, 06/15/37 ^	185		124,920
0.00%, 06/15/39 ^	115		72,568
0.00%, 06/15/40 ^	1,500		914,274
0.01%, 12/15/30	475		393,158
0.01%, 06/15/30	745		625,336

See Notes to Financial Statements

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 0.00%, 12/15/54 ^	$740		$263,533
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^	1,080		962,512
5.70%, 06/15/23	410		444,432
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (ST)
5.00%, 12/15/22	335		351,942
5.00%, 06/15/22 (c)	1,450		1,492,205
5.00%, 06/15/22 (c)	3,765		3,874,589
5.00%, 06/15/22 (c)	290		298,441
Northeastern Illinois University (CP) 4.00%, 10/01/22 (c)	585		564,043
Southwestern Illinois Development Authority (RB) 5.35%, 11/29/21 (c)	230		140,529
Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
5.75%, 08/01/22 (c)	1,500		1,536,114
State of Illinois (GO)
3.50%, 06/01/26 (c)	175		188,102
3.50%, 06/01/26 (c)	935		1,013,554
4.00%, 01/01/26 (c)	500		548,779
4.00%, 05/01/24	660		714,508
4.00%, 06/01/26 (c)	220		241,390
4.00%, 06/01/26 (c)	360		393,507
4.00%, 06/01/26 (c)	1,000		1,095,379
4.00%, 06/01/26 (c)	460		499,861
4.00%, 06/01/26 (c)	270		294,510
4.00%, 08/01/22 (c)	150		153,742
4.12%, 11/01/26 (c)	600		667,901
4.12%, 03/01/22 (c)	160		161,721
5.00%, 11/01/24	200		225,205
5.00%, 02/01/24 (c)	350		382,917
5.00%, 02/01/24 (c)	375		410,445
5.00%, 02/01/26	2,750		3,194,980
5.00%, 02/01/27	500		592,791
5.00%, 03/01/22 (c)	250		253,473
5.00%, 03/01/22 (c)	305		309,104
5.00%, 03/01/22 (c)	100		101,373
5.00%, 03/01/22 (c)	140		142,123
5.00%, 03/01/28	805		970,345
5.00%, 03/01/31 (c)	1,500		1,870,582
5.00%, 04/01/24 (c)	2,000		2,197,375
5.00%, 04/01/24 (c)	585		643,028
5.00%, 05/01/23	335		357,697
5.00%, 05/01/24 (c)	1,025		1,129,617
5.00%, 05/01/24 (c)	175		192,130
	Par (000’s	)	Value
Illinois (continued)
5.00%, 05/01/24 (c)	$275		$302,349
5.00%, 05/01/24 (c)	5,035		5,510,833
5.00%, 05/01/24 (c)	100		109,737
5.00%, 05/01/24 (c)	2,005		2,209,117
5.00%, 06/01/26	125		146,246
5.00%, 06/01/26 (c)	800		931,205
5.00%, 06/01/26 (c)	1,040		1,208,553
5.00%, 07/01/23	475		510,482
5.00%, 08/01/22 (c)	1,830		1,892,436
5.25%, 07/01/23 (c)	550		591,892
5.25%, 07/01/23 (c)	510		548,669
5.25%, 07/01/23 (c)	290		311,460
5.50%, 07/01/23 (c)	560		602,343
5.50%, 07/01/23 (c)	1,165		1,260,781
6.00%, 05/01/25	500		587,938
6.00%, 05/01/26	880		1,066,301
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	3,710		4,609,168
State of Illinois Sales Tax Revenue (RB) 3.00%, 06/15/26 (c)	100		105,271
State of Illinois, Series A (GO)
4.00%, 01/01/22 (c)	100		100,504
4.00%, 01/01/22 (c)	320		321,879
4.00%, 01/01/22 (c)	190		191,145
4.00%, 03/01/31 (c)	1,000		1,129,448
5.00%, 10/01/28	500		608,425
5.00%, 12/01/24	820		925,545
5.00%, 12/01/27 (c)	100		117,026
5.00%, 03/01/30	2,000		2,475,880
5.00%, 03/01/31 (c)	3,000		3,728,753
5.00%, 03/01/31 (c)	1,250		1,498,623
5.00%, 04/01/23 (c)	110		116,145
5.00%, 05/01/28 (c)	270		314,471
5.00%, 05/01/28 (c)	1,000		1,177,234
5.00%, 05/01/28 (c)	365		423,921
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	8,425		9,985,123
State of Illinois, Series D (GO)
3.25%, 11/01/26	1,755		1,922,737
5.00%, 11/01/23	1,270		1,382,057
5.00%, 11/01/25	3,955		4,569,091
5.00%, 11/01/26	11,690		13,794,675
5.00%, 11/01/27 (c)	9,700		11,570,351
5.00%, 11/01/27	7,000		8,397,486
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500		526,333
Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	360		360,636
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		76,289
0.00%, 01/01/31 ^	245		193,239
0.00%, 01/01/33 ^	540		398,024
			437,047,482

See Notes to Financial Statements

24

	Par (000’s	)	Value
Indiana: 0.5%
City of Anderson, Anderson University (RB) 6.00%, 10/01/22 (c)	$1,000		$1,017,133
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/22 (c)	215		213,027
City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,000		1,010,493
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	50		52,798
Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
5.12%, 11/29/21 (c)	670		672,167
5.50%, 11/29/21 (c)	725		727,356
5.50%, 11/29/21 (c)	600		602,001
Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
5.00%, 07/01/23 (c)	250		268,702
5.00%, 07/01/23 (c)	1,000		1,074,809
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
3.00%, 11/01/30	1,000		1,045,996
5.00%, 06/01/22 (c)	1,620		1,650,237
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	3,500		3,660,984
Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	4,300		4,025,666
Valparaiso, Indiana Exempt Facilities, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	500		531,588
			16,552,957
Iowa: 1.1%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025		1,056,924
Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,500		1,346,339
Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,195		5,599,197
Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/37 (c) (p)	8,550		9,304,062
	Par (000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 11/15/26 (c)	$2,000		$2,293,304
5.00%, 05/15/27 (c)	505		574,929
5.00%, 05/15/27 (c)	5,960		6,748,884
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	2,095		2,178,908
5.00%, 10/01/25 (c)	990		1,058,802
5.00%, 10/01/25 (c)	2,115		2,246,982
Iowa Tobacco Settlement Authority, Series A-2 (RB) 4.00%, 06/01/31 (c)	1,000		1,111,758
Iowa Tobacco Settlement Authority, Series B-1 (RB) 4.00%, 06/01/31 (c)	5,000		5,536,496
			39,056,585
Kansas: 0.4%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250		283,465
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	1,000		1,074,087
City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	255		265,233
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	250		273,896
Kansas Development Finance Authority, Village Shalom Project, Series A (RB) (AGC) 5.25%, 11/15/23 (c)	1,000		980,224
Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	2,550		1,450,198
Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	880		917,281
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
5.00%, 09/01/25 (c)	345		346,424
6.00%, 09/01/25 (c)	2,125		2,143,703
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	10,000		3,284,699

See Notes to Financial Statements

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kansas (continued)
Wyandotte County-Kansas City Unified Government (RB) 5.75%, 09/01/25 (c)	$4,565		$4,605,421
			15,624,631
Kentucky: 0.4%
Christian County, Jennie Stuart Medical Center (RB)
5.38%, 02/01/26 (c)	1,100		1,250,216
5.50%, 02/01/26 (c)	1,000		1,133,392
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	350		370,995
5.00%, 05/15/26 (c)	545		582,780
5.00%, 05/15/26 (c)	250		261,752
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/22 (c)	400		404,750
5.50%, 11/15/22 (c)	250		252,221
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	4,365		4,745,799
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		205,397
5.00%, 06/01/27 (c)	990		1,150,024
5.25%, 06/01/27 (c)	750		878,506
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	500		581,789
Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
5.50%, 11/15/25 (c)	515		528,075
5.75%, 11/15/25 (c)	500		510,431
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/23	265		286,283
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	335		365,690
			13,508,100
	Par (000’s	)	Value
Louisiana: 0.9%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/29 (c)	$3,950		$4,674,656
5.00%, 12/01/29 (c)	1,750		2,097,405
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM)
4.00%, 12/01/28 (c)	1,470		1,679,428
4.00%, 12/01/28 (c)	3,235		3,709,223
5.00%, 12/01/25	100		117,119
Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 11/29/21 (c)	345		335,225
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	500		527,629
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	975		1,015,113
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	2,000		2,168,127
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	175		140,064
Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,000		1,082,303
Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	1,000		955,608
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)

See Notes to Financial Statements

26

	Par (000’s	)	Value
Louisiana (continued)
5.00%, 07/01/29 (c)	$500		$517,663
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,260		5,716,228
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,647		16
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *	2,259		23
8.38%, 07/01/24 (c) (d) *	1,389		14
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 06/01/25 (p)	750		847,615
6.35%, 06/01/30 (c)	1,000		1,312,806
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 06/01/30 (c)	3,000		3,938,417
			30,834,682
Maine: 0.2%
Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c) (d) *	4,500		2,475,000
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	1,270		1,377,596
5.00%, 07/01/26 (c)	1,000		1,145,386
5.00%, 07/01/26 (c)	645		734,323
Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 11/29/21 (c)	2,000		2,002,529
			7,734,834
Maryland: 1.4%
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/27 (c)	1,400		1,496,703
5.00%, 09/01/27 (c)	655		700,962
5.00%, 09/01/27 (c)	500		530,444
5.00%, 09/01/27 (c)	1,000		1,068,058
5.00%, 09/01/27 (c)	3,000		3,153,876
5.00%, 09/01/27 (c)	1,500		1,586,012
5.00%, 09/01/27 (c)	1,425		1,503,214
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500		560,778
	Par (000’s	)	Value
Maryland (continued)
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	$250		$272,014
County of Prince George’s, Chesapeake Lighthouse Chapter School Project, Series A (RB) 7.00%, 11/01/25 (c)	500		561,578
Frederick County, Education Facilities Project, Series A (RB) (ST) 5.00%, 09/01/27 (c)	2,000		2,193,358
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500		523,575
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 11/29/21 (c)	7,785		7,865,402
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100		110,335
4.38%, 01/01/27 (c)	470		517,700
4.50%, 01/01/27 (c)	530		583,737
Maryland Economic Development Corp., Port Covington Project (TA)
3.25%, 09/01/30	500		548,230
4.00%, 09/01/30 (c)	500		564,156
4.00%, 09/01/30 (c)	5,500		6,140,694
Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	3,600		3,613,167
Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.00%, 11/30/21 (c)	3,820		3,833,972
Maryland Economic Development Corp., Purple Line Light Rail Project, Series C (RB)
5.00%, 11/30/21 (c)	1,500		1,505,486
5.00%, 11/30/21 (c)	1,640		1,645,999
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	400		433,844
5.00%, 07/01/26 (c)	250		289,156
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	210		229,701

See Notes to Financial Statements

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
4.25%, 07/01/25 (c)	$145		$159,462
5.00%, 07/01/25 (c)	625		705,925
5.00%, 07/01/25 (c)	500		560,502
5.00%, 07/01/25 (c)	1,500		1,672,440
Maryland Health and Higher Educational facilities, Stevenson University, Series A (RB) 4.00%, 06/01/31 (c)	750		840,973
Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB) 5.00%, 11/01/24 (c)	2,705		2,914,450
Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
5.25%, 04/01/27 (c)	1,000		1,066,789
5.25%, 04/01/27 (c)	1,000		1,051,326
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 01/01/26 (c)	500		550,033
			51,554,051
Massachusetts: 1.0%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	365		393,481
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/25	1,220		1,405,088
Massachusetts Development Finance Agency (RB) 4.00%, 07/01/31 (c)	1,000		1,107,208
Massachusetts Development Finance Agency, Ascentria Care Alliance Project (RB)
5.00%, 07/01/28 (c)	1,300		1,415,705
5.00%, 07/01/28 (c)	1,000		1,106,528
5.00%, 07/01/28 (c)	1,000		1,081,948
Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
4.00%, 07/01/25 (c)	285		305,384
5.00%, 07/01/25 (c)	2,105		2,372,863
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,000		1,108,071
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	500		553,446
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/26 (c)	1,035		1,192,548
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
5.00%, 07/01/27 (c)	$1,000		$990,629
5.00%, 07/01/27 (c)	2,000		1,881,211
5.00%, 07/01/27 (c)	1,900		1,816,180
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
5.25%, 07/01/24 (c)	350		352,826
5.50%, 07/01/24 (c)	550		556,883
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c)	500		552,461
5.12%, 11/15/25 (c)	500		550,369
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/22 (c)	1,000		1,072,788
5.00%, 10/01/22 (c)	1,400		1,514,432
5.00%, 10/01/22 (c)	3,820		4,128,519
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,930		2,153,660
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	4,000		4,498,728
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/26 (c)	510		593,763
5.00%, 07/01/26 (c)	190		222,829
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
3.62%, 07/01/27 (c)	540		579,566
4.00%, 07/01/27 (c)	1,550		1,719,337
Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,000		1,209,649
			36,436,100
Michigan: 0.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	290		329,521
City of Detroit (GO) 5.50%, 04/01/30 (c)	250		307,726

See Notes to Financial Statements

28

	Par (000’s	)	Value
Michigan (continued)
City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	$425		$447,734
Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	500		563,881
Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB) 5.00%, 11/01/24 (c)	500		541,575
Grand Rapids Economic Development Corp., Clark Retirement Community Inc., Series A (RB) 5.75%, 04/01/26 (c)	1,000		968,563
Michigan Finance Authority, Lawrence Technological University Project (RB)
5.00%, 02/01/27 (c)	1,000		1,111,784
5.00%, 02/01/27 (c)	2,000		2,193,938
5.25%, 02/01/27 (c)	900		1,021,917
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
4.75%, 11/15/25	670		729,410
5.25%, 11/15/25 (c)	250		269,159
5.50%, 11/15/25 (c)	300		322,047
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/23	110		117,203
5.00%, 07/01/24 (c)	3,575		3,779,870
5.00%, 07/01/24 (c)	215		228,417
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) (AGM) 5.00%, 07/01/24 (c)	165		180,058
Michigan Finance Authority, Series B-1 (RB) 5.00%, 12/01/30 (c)	4,000		4,676,728
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/24 (c)	795		849,501
Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 11/29/21 (c)	1,000		1,034,778
Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	100		106,769
Michigan Strategic Fund, Evangelical Homes Project (RB) 5.25%, 06/01/22 (c)	2,650		2,685,836
	Par (000’s	)	Value
Michigan (continued)
5.50%, 06/01/22 (c)	$2,000		$2,023,303
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 12/31/28 (c)	600		735,120
5.00%, 12/31/28 (c)	1,250		1,476,459
5.00%, 12/31/28 (c)	700		853,519
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.01%, 11/15/21 (c)	260		29,460
			27,584,276
Minnesota: 0.9%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	135		140,999
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	500		524,037
City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
4.38%, 09/01/23 (c)	2,920		3,040,762
4.50%, 09/01/23 (c)	940		980,376
City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
5.00%, 06/01/23 (c)	750		771,990
5.00%, 06/01/23 (c)	500		513,821
5.00%, 06/01/23 (c)	350		362,969
City of Blaine, Crest View Senior Communities Project, Series A (RB)
5.75%, 07/01/25 (c)	1,355		1,289,639
6.12%, 07/01/25 (c)	400		381,033
6.12%, 07/01/25 (c)	1,055		994,630
City of Brooklyn Center, Minnesota Multifamily Housing, Series A (RB) 5.50%, 11/29/21 (c)	2,000		1,618,186
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/25 (c)	245		260,313
5.50%, 07/01/25 (c)	250		267,574
5.75%, 07/01/25 (c)	500		532,322
City of Crookston, Health Care Facilities, Riverview Health Project (RB)
5.00%, 05/01/29 (c)	2,000		2,091,522
5.00%, 05/01/29 (c)	3,000		3,177,779
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/25 (c)	500		552,084
5.50%, 07/01/25 (c)	1,000		1,104,743

See Notes to Financial Statements

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Minnesota (continued)
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	$500		$566,964
City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	750		802,355
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	115		123,752
City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	500		531,311
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/27 (d) (p) *	2,000		1,900,000
City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	1,000		1,051,981
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/26 (c)	325		369,281
City of Wayzata, Folkestone Senior Living Community (RB) 4.00%, 08/01/24 (c)	350		363,793
City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	500		508,321
Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	665		702,674
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,730		3,993,006
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 11/19/21 (c)	1,000		1,000,404
Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	1,500		1,543,380
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	250		265,069
			32,327,070
	Par (000’s	)	Value
Mississippi: 0.0%
Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	$1,000		$1,118,614
Missouri: 1.0%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/26 (c)	410		424,458
4.00%, 08/01/26 (c)	565		606,917
Cape Girardeau County Industrial Development Authority, Missouri Health Facilities (RB) 3.00%, 03/01/31 (c)	3,750		3,785,333
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00%, 03/01/27 (c)	1,000		1,177,484
Citizens Memorial Hospital District of Polk County (RB) 5.00%, 11/29/21 (c)	1,000		1,001,249
City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	300		304,760
City of Lees Summit (TA) 4.88%, 11/01/27 (c)	2,500		2,485,996
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/25 (c)	500		515,600
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 11/29/21 (c)	40		39,577
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	1,000		1,102,432
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
4.38%, 11/15/26 (c)	250		250,340
4.75%, 11/15/26 (c)	500		504,810
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475		530,288
I-470 Western Gateway Transportation Development District, Series A (RB)
4.50%, 12/01/26 (c)	400		421,899
5.25%, 12/01/26 (c)	1,100		1,157,964
Kansas City Industrial Development Authority, Kingswood Project (RB)
5.75%, 11/15/25 (c) (d) *	2,400		1,248,000
6.00%, 11/15/25 (c) (d) *	2,810		1,461,200
6.00%, 11/15/25 (c) (d) *	4,910		2,553,200

See Notes to Financial Statements

30

	Par (000’s	)	Value
Missouri (continued)
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM)
5.00%, 02/01/28 (c)	$3,000		$3,037,326
5.00%, 02/01/28 (c)	5,975		6,019,160
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/27 (c)	500		556,985
5.25%, 05/15/27 (c)	1,000		1,104,841
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	1,550		1,678,143
5.00%, 08/15/25 (c)	2,000		2,207,112
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	860		881,304
St. Joseph Industrial Development Authority, Living Community, Series A (RB) 5.00%, 01/01/26 (c)	1,000		1,035,624
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	500		559,995
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	150		163,910
			36,815,907
Montana: 0.0%
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.12%, 07/01/28 (c)	500		552,517
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/42	4,045		5,805,638
Nevada: 0.5%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	560		598,256
4.00%, 06/01/29 (c)	250		268,396
City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM)
0.01%, 07/01/38 (c)	9,000		1,534,993
	Par (000’s	)	Value
Nevada (continued)
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 11/29/21 (c)	$1,380		$1,290,819
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	2,750		2,828,994
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	170		184,203
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	625		659,154
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	240		264,029
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	490		542,709
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	4,045		4,290,975
State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	2,125		2,272,515
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 5.00%, 12/15/25 (c)	500		542,502
5.00%, 12/15/25 (c)	1,000		1,104,686
5.00%, 12/15/25 (c)	400		439,891
5.12%, 12/15/25 (c)	1,000		1,091,056
			17,913,178
New Hampshire: 0.6%
National Finance Authority, Ascentria Care Alliance Project (RB) 5.00%, 07/01/28 (c)	1,220		1,320,996
National Finance Authority, Covanta Project, Series B (RB)
3.75%, 07/02/40 (c) (p)	3,865		4,060,751
4.62%, 07/01/23 (c)	4,000		4,154,183
National Finance Authority, Resource Recovery, Series A (RB) 3.62%, 07/02/40 (c) (p)	2,275		2,381,103
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	2,000		2,148,756

See Notes to Financial Statements

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Hampshire (continued)
4.00%, 01/01/26 (c)	$975		$1,057,215
National Finance Authority, The Vista Project, Series A (RB)
5.62%, 07/01/25 (c)	1,600		1,706,476
5.75%, 07/01/25 (c)	2,750		2,936,757
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	1,000		530,000
6.12%, 07/01/24 (c) (d) *	1,500		795,000
6.25%, 07/01/24 (c) (d) *	500		265,000
			21,356,237
New Jersey: 8.1%
Atlantic City (GO)
5.00%, 11/01/22	115		117,439
5.00%, 12/01/23 (c)	65		67,602
Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	150		163,504
Casino Reinvestment Development Authority (RB)
5.25%, 11/01/24 (c)	1,410		1,528,088
5.25%, 11/01/24 (c)	2,450		2,648,355
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	1,605		1,707,142
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	470		520,762
New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
4.25%, 06/15/22 (c)	1,665		1,698,771
5.00%, 06/15/22 (c)	1,150		1,179,907
5.00%, 06/15/22 (c)	1,020		1,047,267
5.00%, 06/15/22 (c)	520		533,144
5.00%, 06/15/22 (c)	160		164,219
5.00%, 06/15/22 (c)	535		548,426
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/20/22 (c)	4,870		5,065,928
5.25%, 08/20/22 (c)	7,075		7,349,718
5.50%, 06/20/23 (c)	60		64,262
5.62%, 03/05/24 (c)	2,035		2,235,370
5.62%, 03/05/24 (c)	285		313,062
5.75%, 09/15/22 (c)	4,825		4,965,372
New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
5.00%, 12/15/27 (c)	1,130		1,337,927
5.00%, 12/15/27 (c)	500		588,129
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	$55		$58,731
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655		671,144
5.00%, 01/01/24 (c)	500		510,138
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	1,640		1,832,991
4.00%, 07/01/27 (c)	2,000		2,225,022
5.00%, 07/01/27 (c)	1,890		2,227,597
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		488,814
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (ST)
4.00%, 11/01/27	1,250		1,454,891
5.00%, 11/01/27	780		955,047
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) (ST)
4.00%, 11/01/25	120		135,026
5.00%, 11/01/22	4,000		4,186,590
5.00%, 11/01/24	500		566,050
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	2,000		2,486,048
New Jersey Economic Development Authority, Rowan University Student Housing Project, Series A (RB) 5.00%, 01/01/25 (c)	1,000		1,048,791
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	305		358,052
5.00%, 12/15/26 (c)	725		852,889
5.00%, 12/15/26 (c)	2,185		2,546,993
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	2,095		2,434,113
5.50%, 12/15/26 (c)	165		201,388

See Notes to Financial Statements

32

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
4.00%, 06/15/27 (c)	$3,500		$3,886,380
5.00%, 06/15/27 (c)	780		932,050
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
5.00%, 03/01/22 (c)	290		294,308
5.00%, 03/01/22 (c)	470		477,146
5.00%, 03/01/22 (c)	435		441,592
New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB) 5.00%, 09/01/22 (c)	125		129,289
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
4.00%, 12/15/29 (c)	205		228,575
5.00%, 12/15/29 (c)	600		736,770
5.00%, 12/15/29 (c)	1,000		1,200,523
5.00%, 12/15/29 (c)	1,485		1,817,914
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500		574,526
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
4.00%, 03/01/23 (c)	320		332,104
5.00%, 03/01/23 (c)	1,275		1,348,481
5.00%, 03/01/23 (c)	300		317,713
5.00%, 03/01/23 (c)	590		624,199
5.00%, 03/01/23 (c)	230		243,417
5.00%, 03/01/23 (c)	1,750		1,854,469
5.00%, 03/01/23 (c)	1,565		1,658,964
5.00%, 03/01/23 (c)	1,335		1,414,327
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	100		111,332
5.00%, 06/15/24 (c)	920		1,024,079
5.00%, 06/15/24 (c)	140		155,314
5.00%, 06/15/24 (c)	580		642,516
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/30 (c)	2,380		2,735,199
4.00%, 12/15/30 (c)	2,690		3,120,638
4.00%, 12/15/30 (c)	600		688,058
4.00%, 12/15/30 (c)	2,715		3,046,033
	Par (000’s	)	Value
New Jersey (continued)
4.00%, 12/15/30 (c)	$600		$691,837
4.00%, 12/15/30 (c)	1,000		1,127,951
4.00%, 12/15/30 (c)	700		814,791
New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	620		686,735
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	2,500		2,746,566
5.00%, 06/15/24 (c)	875		966,747
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	1,235		1,410,856
5.00%, 06/15/25 (c)	765		871,710
5.00%, 06/15/25 (c)	680		776,039
5.00%, 06/15/25 (c)	630		716,914
5.25%, 06/15/25 (c)	1,055		1,219,011
5.25%, 06/15/25 (c)	435		503,245
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.00%, 06/15/24	220		239,642
4.25%, 06/15/25 (c)	885		991,827
4.38%, 06/15/25 (c)	420		470,334
5.00%, 06/15/23	1,000		1,073,716
5.00%, 06/15/24	1,080		1,205,726
5.00%, 06/15/25 (c)	105		120,717
New Jersey Economic Development Authority, Series B (RB) (XLCA) 0.00%, 07/01/27 ^	1,000		929,589
New Jersey Economic Development Authority, Stevens Institute of Technology, Series A (RB) 3.00%, 07/01/30 (c)	1,000		1,026,032
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350		383,518
5.25%, 01/01/24 (c)	1,000		1,105,374
5.38%, 01/01/24 (c)	900		989,573
5.50%, 01/01/24 (c)	500		554,194
New Jersey Economic Development Authority, United Airlines Inc. (RB) 5.50%, 11/29/21 (c)	2,215		2,222,492

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
4.12%, 07/01/25 (c)	$150		$154,651
5.00%, 07/01/25 (c)	2,065		2,185,850
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/23	515		552,964
5.00%, 06/15/24	1,565		1,747,187
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330		370,144
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	1,490		1,610,200
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
5.00%, 04/01/28 (c)	1,000		1,190,040
5.00%, 04/01/28 (c)	500		613,100
New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 11/29/21 (c)	170		170,505
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	230		218,678
0.00%, 12/15/25 ^	270		256,709
0.00%, 12/15/26 ^	575		534,912
0.00%, 12/15/28 ^	4,440		3,917,801
0.00%, 12/15/33 ^	705		536,388
0.00%, 12/15/34 ^	915		673,890
0.00%, 12/15/37 ^	1,115		741,130
0.00%, 12/15/37 ^	1,780		1,183,150
0.00%, 12/15/38 ^	605		388,177
0.01%, 12/15/29	1,905		1,632,117
0.01%, 12/15/30	3,210		2,668,940
0.01%, 12/15/31	1,880		1,516,379
0.01%, 12/15/32	3,020		2,367,766
0.01%, 12/15/33	1,190		905,392
0.01%, 12/15/34	1,265		931,663
0.01%, 12/15/35	1,535		1,092,195
0.01%, 12/15/38	4,000		2,566,460
4.00%, 12/15/28 (c)	695		809,858
4.00%, 06/15/31 (c)	975		1,142,001
4.00%, 06/15/31 (c)	2,500		2,907,515
4.00%, 06/15/31 (c)	3,140		3,666,911
5.00%, 12/15/26	600		722,135
5.00%, 12/15/28	200		250,059
5.00%, 12/15/28 (c)	2,070		2,538,528
	Par (000’s	)	Value
New Jersey (continued)
5.00%, 12/15/28 (c)	$1,240		$1,514,085
5.00%, 12/15/28 (c)	6,400		7,788,967
5.00%, 12/15/29 (c)	385		471,311
5.00%, 06/15/22 (c)	6,835		7,036,121
5.00%, 06/15/24	1,100		1,228,055
5.00%, 06/15/31 (c)	1,600		2,066,512
5.00%, 06/15/31	1,000		1,296,566
5.00%, 06/15/31 (c)	1,370		1,763,210
5.25%, 12/15/23	100		110,163
5.50%, 12/15/23	205		226,915
New Jersey Transportation Trust Fund Authority, Series A (RB) (BAM) 4.25%, 12/15/28 (c)	1,180		1,348,271
New Jersey Transportation Trust Fund Authority, Series AA (RB)
3.00%, 12/15/30 (c)	1,035		1,056,085
3.75%, 12/15/28 (c)	525		587,810
4.00%, 12/15/30 (c)	4,000		4,487,870
4.00%, 12/15/30 (c)	7,000		7,906,295
4.25%, 06/15/24 (c)	695		743,344
4.50%, 12/15/28 (c)	4,600		5,353,903
4.75%, 06/15/25 (c)	150		166,582
4.75%, 06/15/25 (c)	1,375		1,520,724
5.00%, 12/15/30 (c)	2,000		2,447,156
5.00%, 06/15/23 (c)	135		144,679
5.00%, 06/15/23 (c)	1,330		1,412,571
5.00%, 06/15/23 (c)	200		214,534
5.00%, 06/15/23 (c)	640		681,857
5.00%, 06/15/24 (c)	1,195		1,308,569
5.00%, 06/15/24 (c)	1,620		1,781,750
5.00%, 06/15/25 (c)	665		749,985
5.00%, 06/15/25 (c)	340		383,216
5.25%, 12/15/28 (c)	5,040		6,131,219
5.25%, 06/15/23 (c)	130		139,299
5.25%, 06/15/23 (c)	925		993,072
5.25%, 06/15/25 (c)	505		576,550
New Jersey Transportation Trust Fund Authority, Series AA (RB) (ST)
4.00%, 06/15/22 (c)	220		225,043
5.00%, 06/15/22 (c)	5,810		5,979,113
5.00%, 06/15/22 (c)	265		272,713
5.00%, 06/15/22 (c)	425		437,371
5.00%, 06/15/22 (c)	2,375		2,444,130
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 12/15/28 (c)	5,320		5,651,550
4.00%, 12/15/28 (c)	1,140		1,288,640
5.00%, 12/15/28 (c)	505		629,710
5.00%, 12/15/28 (c)	1,500		1,817,801
5.00%, 12/15/28 (c)	1,000		1,239,964
5.00%, 06/15/31 (c)	1,500		1,937,355
New Jersey Transportation Trust Fund Authority, Series C (RB)

See Notes to Financial Statements

34

	Par (000’s	)	Value
New Jersey (continued)
5.25%, 12/15/24 (c)	$2,245		$2,549,423
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430		418,245
0.00%, 12/15/25 ^	250		238,669
0.00%, 12/15/35 ^	5,475		3,978,022
0.01%, 12/15/26	1,210		1,131,378
0.01%, 12/15/28	185		164,398
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.01%, 12/15/31	365		297,367
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/24 (c)	1,620		1,827,229
5.00%, 12/15/24	540		613,833
5.25%, 12/15/23	675		743,944
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		114,948
South Jersey Port Corp., Marine Terminal, Series B (RB)
5.00%, 01/01/28 (c)	360		424,630
5.00%, 01/01/28 (c)	1,000		1,155,343
5.00%, 01/01/28 (c)	2,000		2,320,128
5.00%, 01/01/28 (c)	750		880,042
South Jersey Transportation Authority, Series A (RB) (BAM) 5.00%, 11/01/30 (c)	500		626,204
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	9,400		10,935,284
5.25%, 06/01/28 (c)	4,000		4,740,856
Tobacco Settlement Financing Corp., Series B (RB)
3.20%, 06/01/27	830		842,024
5.00%, 06/01/28 (c)	12,330		14,193,494
			289,485,253
New Mexico: 0.2%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group –LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	4,480		4,883,444
Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 11/29/21 (c)	1,000		1,017,613
			5,901,057
New York: 8.4%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
	Par (000’s	)	Value
New York (continued)
0.00%, 07/15/33 ^	$370		$274,103
0.00%, 07/15/47 ^	180		83,942
0.01%, 07/15/32	395		301,493
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	5,040		5,802,280
5.00%, 07/15/26	345		409,635
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	5,700		6,241,139
5.25%, 12/31/28 (c)	9,700		10,517,386
5.50%, 12/31/28 (c)	4,700		5,047,280
Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	250		276,446
Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	1,560		1,691,697
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	6,200		6,976,302
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	2,000		2,363,169
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	300		329,239
County of Suffolk, Series A (GO) (AGM) 4.00%, 02/01/24	1,000		1,078,845
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	8,370		9,784,608
5.00%, 07/01/30 (c)	1,000		1,174,054
5.00%, 07/01/30 (c)	1,500		1,782,729
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	910		1,059,011
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 11/29/21 (c)	1,295		1,296,471
5.00%, 11/29/21 (c)	335		335,383
Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 11/29/21 (c) ^	20,250		3,107,318

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 11/29/21 (c) ^	$10,000		$1,048,464
Glen Cove Local Economic Assistance Corp., Garvies Point Public Improvement Project, Series A (RB) 5.00%, 01/01/27 (c)	4,210		4,586,653
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB)
3.00%, 12/01/30 (c)	2,210		2,296,186
5.00%, 12/01/30 (c)	500		645,880
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
4.00%, 01/01/26 (c)	1,650		1,803,650
5.00%, 01/01/26 (c)	1,455		1,629,879
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) (AGM) 5.00%, 01/01/26 (c)	2,000		2,222,642
Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 11/15/21 (c)	3,285		3,367,395
Nassau County Tobacco Settlement Corp., Series A-3 (RB)
5.00%, 11/15/21 (c)	3,655		3,703,421
5.12%, 11/15/21 (c)	3,905		3,966,675
New Rochelle Industrial Development Agency (RB)
5.25%, 01/01/22 (c) (d) *	1,422		28,438
5.50%, 07/01/19 (c) (d) *	65		1,302
New York City Housing Development Corp., Multi- Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	4,500		4,641,821
New York Counties Tobacco Trust IV, Series A (RB)
0.01%, 11/15/21 (c)	64,000		6,666,630
3.75%, 06/01/26 (c)	1,160		1,197,959
5.00%, 11/15/21 (c)	745		751,570
New York Counties Tobacco Trust IV, Series B (RB)
0.01%, 11/15/21 (c)	75,000		3,414,480
2.45%, 06/01/26 (c)	970		968,724
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 11/15/21 (c) ^	10,525		1,114,311
New York Counties Tobacco Trust IV, Series S (RB) 0.00%, 11/15/21 (c) ^	1,640		615,766
	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/24 (c)	$22,275		$24,302,669
5.15%, 11/15/24 (c)	5,710		6,344,279
5.38%, 11/15/24 (c)	3,700		4,106,483
7.25%, 11/15/24 (c)	10,000		11,055,875
New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	255		259,148
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000		7,108,003
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		610,908
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		174,757
New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	200		206,676
New York State Dormitory Authority, Series A (RB) 5.00%, 01/01/27 (c)	1,370		1,625,112
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/29/21 (c)	50		50,048
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
5.00%, 11/19/21 (c)	8,640		8,656,856
5.00%, 11/19/21 (c)	7,350		7,364,661
5.25%, 08/01/30 (c)	3,050		3,594,953
5.38%, 08/01/30 (c)	2,650		3,308,900
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665		10,065,946
4.38%, 10/01/30 (c)	4,550		5,222,747
5.00%, 01/01/28 (c)	1,600		1,920,129
5.00%, 01/01/28 (c)	160		191,081
5.00%, 10/01/30 (c)	8,650		10,732,337
5.00%, 10/01/30 (c)	8,500		10,444,442
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB)

See Notes to Financial Statements

36

	Par (000’s	)	Value
New York (continued)
3.00%, 08/01/31	$2,000		$2,137,826
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000		1,075,824
5.00%, 07/01/24 (c)	230		255,410
5.00%, 07/01/24 (c)	4,130		4,577,700
5.00%, 07/01/24 (c)	420		466,683
5.25%, 07/01/24 (c)	2,225		2,477,841
New York Transportation Development Corp., New York State Thruway Service Areas Project (RB) 4.00%, 10/31/31 (c)	1,000		1,129,714
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) 5.00%, 12/01/29	1,300		1,626,021
New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB) 5.00%, 01/01/23	3,355		3,519,346
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,000		4,160,966
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355		368,644
Suffolk Tobacco Asset Securitization Corp., Series A-2 (RB) 4.00%, 06/01/31 (c)	3,250		3,668,904
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.01%, 06/01/31 (c)	10,515		1,721,994
Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.62%, 06/01/22 (c)	20		20,102
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	550		520,657
5.00%, 01/01/26 (c)	200		188,902
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,500		1,533,101
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB) 5.00%, 06/01/27 (c)	13,285		14,328,805
	Par (000’s	)	Value
New York (continued)
5.00%, 06/01/27 (c)	$17,010		$18,567,545
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	725		713,489
5.00%, 09/15/24 (c)	400		399,108
5.25%, 09/15/24 (c)	1,000		1,004,443
5.25%, 09/15/24 (c)	180		176,709
Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	2,390		2,525,696
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	255		290,738
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000		1,041,092
5.00%, 07/01/27 (c)	1,000		1,053,107
5.00%, 07/01/27 (c)	1,000		1,065,290
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,575		4,745,298
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	275		312,819
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	315		365,558
			297,989,718
North Carolina: 0.8%
Columbus County Industrial Facilities and Pollution Control, International Paper Company Project, Series C (RB) 2.10%, 10/01/24 (p)	1,000		1,042,372
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 06/30/25 (c)	1,000		1,099,429
5.00%, 06/30/25 (c)	1,430		1,552,621
North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
4.00%, 03/01/28 (c)	4,000		4,289,615
4.00%, 03/01/28 (c)	1,235		1,358,315

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
4.00%, 03/01/28 (c)	$3,000		$3,262,680
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	120		128,642
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550		584,748
5.00%, 10/01/24 (c)	250		271,291
5.00%, 10/01/24 (c)	250		269,160
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	165		179,394
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM)
5.00%, 07/01/26 (c)	250		278,361
5.00%, 07/01/26 (c)	385		427,064
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	465		506,223
North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,225		1,368,458
North Carolina Turnpike Authority, Triangle Expressway System (RB)
4.00%, 01/01/30 (c)	1,250		1,396,281
5.00%, 01/01/27 (c)	1,000		1,177,769
5.00%, 01/01/30 (c)	1,400		1,699,235
5.00%, 01/01/30 (c)	1,705		2,051,363
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
3.00%, 01/01/30 (c)	1,150		1,213,429
5.00%, 01/01/29 (c)	100		124,788
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	3,000		3,288,608
			27,569,846
North Dakota: 0.4%
City of Grand Forks, Altru Health System (RB) 4.00%, 12/01/21 (c)	25		25,077
City of Grand Forks, Altru Health System (RB) (AGM)
4.00%, 12/01/31 (c)	1,000		1,143,412
4.00%, 12/01/31 (c)	1,400		1,572,559
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615		344,400
7.75%, 09/01/23 (c) (d) *	1,285		719,600
	Par (000’s	)	Value
North Dakota (continued)
County of Grand Forks, Red river Biorefinery, LLC Project, Series A (RB)
6.62%, 06/15/26 (c)	$2,625		$2,637,968
7.00%, 06/15/26 (c)	5,500		5,510,312
County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	750		865,198
			12,818,526
Northern Mariana Islands: 0.1%
Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 11/29/21 (c)	4,900		4,662,835
Ohio: 4.3%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB) 5.25%, 11/15/26 (c)	500		587,951
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
3.00%, 06/01/30 (c)	2,580		2,599,437
4.00%, 06/01/30 (c)	2,800		3,099,695
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	68,500		76,920,856
Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.01%, 06/01/30 (c)	35,000		5,469,740
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	1,000		1,112,023
Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	4,000		3,989,529
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340		381,628
5.25%, 02/15/27 (c)	1,750		2,062,009
County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	750		780,101
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	3,940		4,423,870
4.00%, 11/15/29 (c)	2,250		2,510,536
Franklin County, First Community Village (RB) 5.62%, 11/29/21 (c)	400		400,688

See Notes to Financial Statements

38

	Par (000’s	)	Value
Ohio (continued)
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	$3,000		$3,014,946
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/23 (c)	490		508,605
5.00%, 02/15/23 (c)	490		511,211
5.00%, 02/15/23 (c)	1,530		1,586,211
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	2,500		2,622,656
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	6,000		6,860,073
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2.88%, 02/01/26	4,000		4,185,686
3.25%, 09/01/29	4,500		4,807,589
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/28 (c)	500		568,747
4.50%, 01/15/28 (c)	4,000		4,608,246
Ohio Air Quality Development Authority, Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,270		2,292,435
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 11/29/21 (c)	1,100		1,103,660
Ohio Higher Educational Facility Commission Healthcare (RB) 5.25%, 01/01/24 (c)	1,500		1,555,791
Ohio Housing Finance Agency, Multifamily Housing, Sanctuary at Springboro Project (RB) 5.45%, 10/01/25 (c)	500		502,414
Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/29/21 (c)	795		797,696
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	250		263,223
5.00%, 12/01/24 (c)	245		260,471
5.50%, 12/01/24 (c)	70		75,254
	Par (000’s	)	Value
Ohio (continued)
5.75%, 12/01/22 (c)	$710		$736,218
6.00%, 12/01/22 (c)	570		589,969
Southern Ohio Port Authority, PureCycle Project, Series A (RB) 7.00%, 12/01/27 (c)	8,650		9,896,789
			151,685,953
Oklahoma: 0.8%
Comanche County Hospital Authority, Series A (RB)
4.25%, 07/01/22 (c)	300		301,714
5.00%, 07/01/22 (c)	210		214,812
Holdenville Public Works Authority, Series A (RB) 4.38%, 11/01/24 (c)	605		534,324
Holdenville Public Works Authority, Series A (RB) (AGM) 4.30%, 11/01/24 (c)	780		698,147
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340		367,349
4.00%, 09/01/26 (c)	150		164,981
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 04/01/22 (c)	825		771,725
5.00%, 04/01/23	90		90,183
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700		848,062
5.25%, 08/15/28 (c)	2,900		3,525,389
5.25%, 08/15/28 (c)	6,000		7,270,721
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	1,300		1,592,726
5.50%, 08/15/28 (c)	8,320		10,163,849
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375		386,274
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,125		2,365,517
			29,295,773
Oregon: 0.0%
Yamhill County Hospital Authority, Friendsview Retirement Community, Series A (RB) 5.00%, 11/15/24 (c)	1,000		1,085,653
Pennsylvania: 3.7%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
4.88%, 11/01/24	200		218,040

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
5.75%, 08/01/22 (c)	$475		$486,436
6.75%, 12/01/21 (c)	500		501,949
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	2,000		2,269,616
5.00%, 05/01/27 (c)	250		287,595
5.00%, 05/01/28 (c)	500		580,714
5.00%, 05/01/28	895		1,054,219
5.00%, 05/01/28	1,000		1,184,341
5.00%, 05/01/28 (c)	250		292,329
5.38%, 05/01/28 (c)	1,000		1,157,143
Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
5.00%, 05/01/22 (c)	1,915		1,956,188
5.00%, 05/01/22 (c)	150		153,226
Berks County Industrial Development Authority, Tower Health Project (RB)
3.75%, 11/01/27 (c)	1,075		1,070,937
5.00%, 11/01/24	500		545,402
5.00%, 11/01/26	120		135,655
5.00%, 11/01/27 (c)	470		534,494
5.00%, 11/01/27 (c)	110		123,064
5.00%, 11/01/27 (c)	1,000		1,127,870
5.00%, 11/01/27 (c)	1,195		1,330,844
5.00%, 11/01/27 (c)	8,270		9,091,738
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
4.25%, 05/01/22 (c)	580		583,578
5.00%, 05/01/22 (c)	1,000		1,010,724
Berks County Municipal Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	5,715		5,903,460
5.00%, 02/01/30	860		1,001,502
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	6,000		6,753,016
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	670		771,100
Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,565		1,840,143
Bucks County Industrial Development Authority Hospital (RB) 4.00%, 07/01/31 (c)	1,000		1,110,457
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/24 (c)	1,000		1,099,522
	Par (000’s	)	Value
Pennsylvania (continued)
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/27 (c)	$430		$391,214
Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	3,650		3,779,620
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440		455,642
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,400		1,581,824
5.12%, 03/01/28 (c)	5,487		6,181,695
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	1,440		1,598,051
6.00%, 06/01/26 (c)	440		489,439
Cumberland County Municipal Authority, Asbury Pennsylvania (RB) 5.25%, 01/01/22 (c)	400		403,278
Cumberland County, Diakon Lutheran Social Ministries (RB) 4.00%, 01/01/25 (c)	430		459,233
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
5.00%, 10/15/27	500		554,720
5.12%, 10/15/27 (c)	2,000		2,247,477
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) (ST) 6.25%, 10/15/28 (c)	3,200		3,933,916
Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	315		320,561
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/26 (c)	395		432,968
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB) 5.00%, 06/01/26 (c)	1,000		1,088,551

See Notes to Financial Statements

40

	Par (000’s	)	Value
Pennsylvania (continued)
Delaware River Port Authority, Port District Project (RB)
5.00%, 01/01/23 (c)	$840		$884,870
5.00%, 01/01/23 (c)	1,080		1,138,568
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/25 (c)	500		542,697
5.00%, 12/01/25 (c)	215		232,929
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB) (NATL) 5.00%, 12/01/25 (c)	1,900		2,059,202
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000		1,129,338
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	425		475,163
5.00%, 03/01/27 (c)	310		347,409
5.00%, 03/01/27 (c)	425		479,672
5.00%, 04/01/22 (c)	1,000		1,012,071
Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,100		1,115,737
Mercer County, Industrial Development Authority, Thiel College Project (RB) 6.12%, 10/01/25 (c)	815		902,770
Montgomery County Industrial Development Authority Health System, Albert Einstein Healthcare Network Issue, Series A (RB)
4.25%, 01/15/25 (c)	635		688,039
5.25%, 01/15/25 (c)	4,235		4,774,171
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/25 (c)	150		159,721
5.25%, 01/01/25 (c)	870		925,306
5.38%, 01/01/25 (c)	820		869,313
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	300		320,875
5.75%, 07/01/25 (c)	2,000		2,129,991
6.00%, 07/01/25 (c)	590		626,708
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	$8,300		$6,351,657
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040		1,216,000
6.75%, 12/01/28 (c) (d) *	6,470		2,588,000
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
4.12%, 06/30/26 (c)	1,685		1,887,492
5.00%, 12/31/22	45		47,372
5.00%, 12/31/23	125		137,345
5.00%, 12/31/24	550		627,263
5.00%, 12/31/25	1,105		1,300,895
5.00%, 06/30/26 (c)	410		480,889
5.00%, 06/30/26 (c)	500		580,294
5.00%, 06/30/26 (c)	1,485		1,768,771
5.00%, 06/30/26 (c)	575		678,607
Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
4.00%, 11/01/22 (c)	425		428,811
5.00%, 11/01/22 (c)	250		256,267
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 11/01/22 (c)	1,000		1,018,476
5.00%, 11/01/22 (c)	1,915		1,953,678
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,000		1,131,654
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	440		467,281
6.50%, 06/01/25 (c)	440		466,544
6.62%, 06/01/25 (c)	415		440,885
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	355		388,627

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	$350		$376,819
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter school Project (RB)
5.00%, 06/15/28 (c)	1,000		1,143,859
5.00%, 06/15/28 (c)	500		579,446
Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,000		2,116,807
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
5.00%, 07/01/27 (c)	2,000		2,228,902
5.00%, 07/01/27 (c)	735		827,321
5.00%, 07/01/27 (c)	1,000		1,096,871
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,000		1,160,189
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
5.00%, 07/01/27 (c)	1,240		1,443,770
5.00%, 07/01/27 (c)	220		255,619
5.62%, 07/01/22 (c)	5,020		5,162,405
5.62%, 07/01/22 (c)	2,190		2,253,937
Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	250		255,363
Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,210		1,237,518
			133,263,675
Puerto Rico: 3.8%
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80		26,497
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB) 5.00%, 06/01/26 (c)	250		276,202
	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 6.12%, 07/01/24	$155		$168,853
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/22 (c)	5,365		5,529,601
5.12%, 07/01/22 (c)	1,050		1,083,084
5.25%, 07/01/22 (c)	6,970		7,195,385
5.75%, 07/01/22 (c)	4,025		4,168,484
6.00%, 07/01/22 (c)	4,550		4,718,798
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 11/29/21 (c)	100		103,500
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
5.12%, 04/01/22 (c)	100		101,575
5.38%, 04/01/22 (c)	100		101,750
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 01/01/22 (c)	20		20,065
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (RB) 4.55%, 07/01/28 (c)	5,000		5,566,975
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	4,980		4,766,438
4.50%, 07/01/25 (c)	2,000		2,186,224
5.00%, 07/01/28 (c)	27,700		31,341,098
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	6,662		7,417,438
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	22,174		24,768,906
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	10,960		12,055,703
4.33%, 07/01/28 (c)	11,958		13,153,476
4.78%, 07/01/28 (c)	9,859		11,001,346
			135,751,398
Rhode Island: 0.4%
Rhode Island Health and Educational Building Corp. (RB) 5.00%, 05/15/26 (c)	1,000		1,140,134

See Notes to Financial Statements

42

	Par (000’s	)	Value
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	$100		$115,418
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/23	250		266,074
5.00%, 05/15/26 (c)	690		777,727
Tobacco Settlement Financing Corp., Series A (RB)
0.00%, 11/15/21 (c) ^	24,580		4,105,408
5.00%, 06/01/25 (c)	1,650		1,827,006
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	2,000		2,192,926
Tobacco Settlement Financing Corp./RI (RB) 4.50%, 06/01/25 (c)	2,000		2,148,229
			12,572,922
South Carolina: 0.5%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/29 (c)	800		886,093
Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	4,878		589,880
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	500		548,173
5.00%, 11/01/24 (c)	650		715,547
5.00%, 11/01/24 (c)	500		552,530
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	500		575,282
5.75%, 12/15/26 (c)	500		568,599
South Carolina Jobs-Economic Development Authority, Last Step Recycling Project, Series A (RB) 6.50%, 06/01/28 (c)	1,000		1,027,904
South Carolina Jobs-Economic Development Authority, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,000		1,076,579
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB)
5.00%, 04/01/25 (c)	5,000		5,431,174
5.00%, 04/01/25 (c)	1,750		1,899,116
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	$320		$323,399
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/24 (c)	795		830,095
4.00%, 11/15/24 (c)	350		365,793
5.25%, 11/15/24 (c)	3,755		4,086,323
			19,476,487
South Dakota: 0.0%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	500		523,829
5.00%, 11/01/26 (c)	750		816,587
			1,340,416
Tennessee: 0.7%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	240		193,400
Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
5.00%, 12/01/26 (c)	2,000		1,946,705
5.12%, 12/01/26 (c)	5,000		4,742,622
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310		372,419
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	540		597,062
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	290		308,884
4.00%, 09/01/26 (c)	295		316,724
5.00%, 04/01/27 (c)	380		436,235
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
5.50%, 07/01/27 (c)	1,100		1,051,807
5.62%, 07/01/27 (c)	1,500		1,410,919
Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	560		542,683
Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
5.50%, 10/01/25 (c)	250		269,821
5.75%, 10/01/25 (c)	1,595		1,720,556

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
5.75%, 10/01/25 (c)	$5,755		$6,175,509
Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
5.00%, 09/01/26 (c)	475		449,833
5.38%, 09/01/23 (c)	205		197,670
5.50%, 09/01/23 (c)	200		193,687
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	4,200		5,064,271
Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	160		169,064
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200		229,965
			26,389,836
Texas: 4.3%
Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities (RB) 7.50%, 12/01/27 (c)	1,000		979,212
Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 06/01/28 (c)	1,500		1,468,817
Arlington Higher Education Finance Corp., Wayside Schools, Series A (RB)
4.00%, 08/15/26 (c)	1,025		1,092,663
4.00%, 08/15/26 (c)	610		654,376
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		320,810
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		780,954
5.00%, 01/01/27 (c)	500		537,822
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB) (AGM) 5.00%, 01/01/23	800		824,608
	Par (000’s	)	Value
Texas (continued)
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	$610		$652,959
5.00%, 12/01/25 (c)	215		228,786
5.25%, 12/01/25 (c)	700		766,993
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	5,550		5,618,067
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	1,850		2,005,322
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	1,500		1,540,439
Central Texas Regional Mobility Authority, Senior Lien (RB)
5.00%, 11/08/21 (c)	285		343,859
5.00%, 11/08/21 (c)	200		241,305
5.00%, 11/08/21 (c)	850		1,025,545
5.00%, 11/08/21 (c)	400		482,610
Central Texas Regional Mobility Authority, Senior Lien, Series B (RB) 4.00%, 01/01/31 (c)	3,000		3,397,464
Central Texas Regional Mobility Authority, Subordinated Lien (RB)
5.00%, 01/01/23 (c)	400		421,615
5.00%, 01/01/23 (c)	360		379,453
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB)
4.00%, 01/01/30 (c)	5,690		6,307,156
4.00%, 01/01/30 (c)	1,500		1,671,455
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	775		871,593
City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB)
5.00%, 07/15/27	3,140		3,651,423
5.00%, 07/15/28	2,000		2,360,196
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 11/29/21 (c)	2,050		2,061,306

See Notes to Financial Statements

44

	Par (000’s	)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	$2,375		$2,514,327
5.00%, 07/15/28	1,000		1,180,099
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
5.00%, 07/15/25 (c)	2,600		2,871,954
5.00%, 07/15/25 (c)	650		713,612
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	730		828,760
5.50%, 08/15/25 (c)	610		694,151
Clifton Higher Education Finance Corp., Series D (RB)
5.75%, 08/15/25 (c)	500		575,324
6.00%, 08/15/25 (c)	500		575,520
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	850		869,707
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,265		2,300,276
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/23 ^	250		241,049
0.00%, 11/15/23 ^	675		667,538
0.00%, 11/15/27 ^	590		504,488
0.00%, 11/15/31 (c) ^	170		69,434
0.00%, 11/15/31 (c) ^	145		63,221
0.00%, 11/15/31 (c) ^	120		67,733
0.01%, 11/15/25	495		452,833
0.01%, 11/15/29	1,405		1,110,797
0.01%, 11/15/30	115		87,169
0.01%, 11/15/31 (c)	350		173,753
0.01%, 11/15/31 (c)	705		480,808
0.01%, 11/15/31 (c)	1,140		436,642
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	335		161,506
0.00%, 11/15/24 (c) ^	100		61,339
La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	675		735,810
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22	280		292,461
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
	Par (000’s	)	Value
Texas (continued)
5.12%, 02/15/24 (c) (d) *	$700		$546,000
5.12%, 02/15/24 (c) (d) *	2,680		2,090,400
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 11/19/21 (c)	10,000		10,516,320
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	235		156,033
New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) (AGC) 12.00%, 12/01/25 (c) (d) *	750		292,500
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB)
4.00%, 07/01/26 (c)	1,030		844,681
4.25%, 07/01/26 (c)	1,700		1,305,447
5.00%, 07/01/26 (c)	1,000		760,828
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	1,595		1,209,799
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230		237,215
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
4.25%, 11/29/21 (c)	250		247,510
5.12%, 11/29/21 (c)	1,000		985,499
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	225		243,853
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	100		104,236
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
5.00%, 11/15/24 (c)	100		108,596
5.00%, 11/15/24 (c)	1,610		1,728,272
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.38%, 11/15/26 (c)	975		1,042,465

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
5.50%, 11/15/26 (c)	$750		$798,029
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115		98,900
5.00%, 07/01/25 (c)	100		86,000
5.00%, 07/01/25 (c)	500		430,000
5.00%, 07/01/25 (c)	440		378,400
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	200		217,082
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB)
5.00%, 12/01/26 (c)	2,045		2,240,038
5.00%, 12/01/26 (c)	1,000		1,101,059
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/28 (c)	2,000		1,942,332
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	250		258,961
5.00%, 01/01/26 (c)	250		258,186
North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,050		1,187,622
North East Texas Regional Mobility Authority, Series B (RB)
5.00%, 01/01/26 (c)	400		449,741
5.00%, 01/01/26 (c)	600		672,224
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	2,500		2,735,101
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) 3.00%, 07/01/23 (c)	2,000		1,901,048
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (BAM) 4.00%, 01/01/22 (c)	2,000		2,059,874
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
	Par (000’s	)	Value
Texas (continued)
5.00%, 08/15/26 (c)	$400		$430,593
5.00%, 08/15/26 (c)	400		437,269
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000		1,063,070
Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	2,425		2,671,973
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	9,900		2,475,000
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125		134,176
Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
6.62%, 05/15/27 (c)	3,850		4,351,438
6.75%, 05/15/27 (c)	2,100		2,357,625
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c) (d) *	535		374,500
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	2,180		1,744,000
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB)
5.00%, 11/15/25 (c)	1,000		800,000
5.00%, 11/15/25 (c)	1,100		880,000
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
4.00%, 11/15/25	100		80,000
5.00%, 11/15/25 (c)	1,405		1,124,000
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/28	925		1,143,158
5.00%, 12/15/29	1,375		1,725,658
5.00%, 12/15/31	1,670		2,156,009
5.00%, 12/15/32	2,120		2,773,377

See Notes to Financial Statements

46

	Par (000’s	)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	$250		$277,685
5.00%, 12/31/25 (c)	460		512,198
5.00%, 12/31/25 (c)	230		257,657
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5.00%, 06/30/29 (c)	7,420		8,831,109
7.00%, 09/01/23 (c)	515		573,904
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
4.00%, 12/31/29 (c)	500		573,753
5.00%, 12/31/29 (c)	1,300		1,608,487
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	7,100		7,936,659
5.00%, 08/15/24 (c)	600		671,243
5.00%, 08/15/24 (c)	850		950,298
5.00%, 08/15/24 (c)	1,500		1,674,271
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	1,000		1,027,826
6.25%, 09/01/25 (c)	1,000		1,027,925
6.38%, 09/01/25 (c)	1,000		1,029,110
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	4,980		2,716,590
			155,041,931
Utah: 0.5%
Mida Mountain Village Public Infrastructure District, Mountain Village Assesment Area #2 (SA) 4.00%, 08/01/31 (c)	5,000		5,120,216
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA)
4.50%, 08/01/30 (c)	2,500		2,784,807
5.00%, 08/01/30 (c)	4,000		4,462,317
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500		1,671,646
5.38%, 06/15/27 (c)	3,195		3,522,053
			17,561,039
	Par (000’s	)	Value
Vermont: 0.1%
Vermont Economic Development Authority (RB) (FHLMC COLL)
4.00%, 05/01/28 (c)	$500		$544,485
4.00%, 05/01/28 (c)	1,000		1,063,387
Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,100		1,127,796
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	1,160		1,282,341
			4,018,009
Virgin Islands: 0.9%
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 11/29/21 (c)	720		727,907
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
4.50%, 10/01/24 (c)	550		489,560
5.00%, 10/01/24 (c)	1,700		1,693,884
5.00%, 10/01/24 (c)	4,250		4,145,202
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 11/29/21 (c)	175		175,401
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
6.62%, 11/29/21 (c)	215		216,751
6.75%, 11/29/21 (c)	1,840		1,854,989
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4.50%, 11/29/21 (c)	100		99,029
5.00%, 11/29/21 (c)	4,365		4,375,238
5.00%, 11/29/21 (c)	1,125		1,127,639
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
5.00%, 11/29/21 (c)	1,120		1,122,627
5.25%, 11/29/21 (c)	3,180		3,132,933
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series A (RB) 5.00%, 11/29/21 (c)	3,740		3,748,772

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series B (RB)
5.00%, 11/29/21 (c)	$465		$458,768
5.00%, 11/29/21 (c)	635		636,489
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series C (RB) 5.00%, 11/29/21 (c)	85		84,801
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 11/29/21 (c)	330		329,093
5.00%, 11/29/21 (c)	65		64,692
5.00%, 11/29/21 (c)	1,170		1,161,817
5.00%, 11/29/21 (c)	170		168,093
Virgin Islands Water and Power Authority, Series B (RB)
5.00%, 11/29/21 (c)	5,560		5,463,555
5.00%, 11/29/21 (c)	1,070		1,059,854
			32,337,094
Virginia: 1.4%
Albemarle County, Virginia Economic Development Authority, Series A (RB)
4.62%, 01/01/23 (c)	640		656,006
5.00%, 01/01/23 (c)	1,000		1,026,607
Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	500		425,242
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	250		173,823
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/25 (c)	200		210,215
5.40%, 03/01/25 (c)	495		520,164
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 11/01/23	1,000		1,090,266
5.00%, 07/01/26 (c)	1,000		1,171,653
5.00%, 07/01/26 (c)	1,025		1,199,013
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	380		391,793
City of Hopewell, Sewer System, Series A (RB) 5.00%, 11/29/21 (c)	240		240,687
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/31 (c)	5,400		5,763,597
Farms New Kent Community Development Authority, Series B (SA)
	Par (000’s	)	Value
Virginia (continued)
0.00%, 03/01/36 ^	$9,500		$5,034,770
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	1,500		1,765,373
5.00%, 07/01/30 (c)	2,800		3,273,226
Hanover County, Economic Development Authority (RB)
5.00%, 07/01/24 (c)	500		540,064
5.00%, 07/01/24 (c)	500		540,470
Hanover County, Economic Development Authority, Series A (RB)
5.00%, 07/01/22 (c)	1,500		1,527,686
5.00%, 07/01/22 (c)	1,500		1,526,385
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Series A (RB) 5.25%, 01/01/24 (c)	2,400		2,602,230
Peninsula Town Center Community Development Authority (RB)
5.00%, 09/01/27 (c)	500		541,994
5.00%, 09/01/27 (c)	3,850		4,162,480
Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	3,500		3,282,482
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (p)	1,145		1,100,420
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	500		465,325
Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	1,000		1,062,078
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	2,300		2,481,514
Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
5.50%, 07/01/22 (c)	760		783,595
6.00%, 07/01/22 (c)	1,550		1,604,829

See Notes to Financial Statements

48

	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
5.00%, 01/01/22 (c)	$1,070		$1,077,542
5.00%, 01/01/22 (c)	300		302,171
Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/38 (c) (p)	2,000		2,091,947
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		1,002,009
			49,637,656
Washington: 1.5%
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250		294,815
5.25%, 01/01/28 (c)	250		295,247
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500		547,749
6.00%, 12/01/25 (c)	500		551,056
6.25%, 12/01/25 (c)	250		276,158
Klickitat County Public Hospital District No. 2 (RB) 5.00%, 12/01/27 (c)	1,230		1,264,079
Washington Economic Development Finance Authority (RB) 5.62%, 12/01/30 (c)	1,500		1,771,676
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100		111,902
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	205		239,115
Washington State Convention Center Public Facilities District (RB)
3.00%, 07/01/31 (c)	2,250		2,257,941
3.00%, 07/01/31 (c)	1,000		969,224
3.00%, 07/01/31 (c)	4,400		4,264,584
4.00%, 07/01/31	5,200		5,936,162
4.00%, 07/01/31 (c)	5,945		6,602,716
4.00%, 07/01/31 (c)	3,745		4,187,857
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/24 (c)	150		156,317
5.00%, 07/01/24 (c)	2,000		2,055,926
	Par (000’s	)	Value
Washington (continued)
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	$170		$186,757
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	150		155,859
5.00%, 01/01/25 (c)	1,500		1,621,426
5.00%, 01/01/25 (c)	2,495		2,693,019
5.00%, 01/01/25 (c)	825		900,736
Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series A (RB)
5.00%, 01/01/26 (c)	2,000		2,114,469
5.00%, 01/01/26 (c)	1,000		1,054,056
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
5.00%, 07/01/26 (c)	7,000		7,768,051
5.00%, 07/01/26 (c)	1,395		1,560,431
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) (AGM) 5.00%, 07/01/26 (c)	1,250		1,394,140
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	500		535,326
5.00%, 07/01/26 (c)	1,250		1,335,531
			53,102,325
West Virginia: 0.6%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 06/01/22 (c)	210		211,046
4.00%, 06/01/22 (c)	760		764,871
Glenville State College Board of Governors Improvement (RB) 5.25%, 06/01/27 (c)	2,550		2,653,951
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	700		701,303
3.25%, 10/01/27 (c)	820		817,694
3.50%, 10/01/27 (c)	1,000		1,056,447
Harrison County, West Virginia Special District, Series A (RB) 5.75%, 06/01/29 (c)	2,250		2,526,475

See Notes to Financial Statements

49

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
West Virginia (continued)
Monongalia County Commission Excise Tax District, Series A (RB) 4.12%, 06/01/31 (c)	$2,500		$2,754,502
Ohio County Development Authority, Sports Complex Project (RB) 4.60%, 09/01/28 (c)	2,130		2,144,777
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/25 (c) (p)	5,000		5,411,122
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,500		1,578,811
West Virginia Hospital finance Authority, Cabell Huntington Hospital, Series A (RB) 5.00%, 01/01/29 (c)	1,000		1,199,054
			21,820,053
Wisconsin: 2.9%
Public Finance Authority (RB) 4.00%, 07/01/31 (c)	2,000		2,056,424
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/27 (c)	500		556,112
Public Finance Authority Hospital, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	1,000		1,130,834
Public Finance Authority, American Dream at Meadowlands Project (RB)
6.75%, 12/01/27 (c)	500		545,093
7.00%, 12/01/27 (c)	9,000		9,878,961
Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	7,825		8,329,678
Public Finance Authority, American Preparatory Academy, Series A (RB) 5.38%, 07/15/27 (c)	1,000		1,118,033
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250		272,908
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495		529,285
5.12%, 02/01/26 (c)	500		530,362
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	$500		$516,128
5.00%, 06/15/26 (c)	500		527,348
5.00%, 06/15/26 (c)	500		533,254
5.12%, 06/15/24 (c)	1,000		1,035,729
Public Finance Authority, Educational Facilities, Charter Day School, Inc. Project (RB)
5.00%, 12/01/27 (c)	500		557,583
5.00%, 12/01/27 (c)	500		569,216
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000		1,046,585
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	85		90,849
Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	2,500		2,672,643
Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	5,790		5,656,245
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/27 (c)	435		426,788
5.00%, 03/01/28 (c)	1,250		1,420,119
5.50%, 05/01/27 (c)	2,000		2,035,616
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	890		592,993
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
6.25%, 01/01/28 (c)	500		394,668
6.38%, 01/01/28 (c)	2,000		1,522,797
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,000		1,088,352
Public Finance Authority, McLemore Hotel & Conference Center, Series A (RB) 4.50%, 06/01/28 (c)	1,000		997,902

See Notes to Financial Statements

50

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
5.00%, 06/15/26 (c)	$1,250		$1,282,033
5.00%, 06/15/26 (c)	4,000		4,156,729
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	455		473,931
5.00%, 09/01/26 (c)	500		533,996
5.00%, 09/01/26 (c)	500		540,123
5.00%, 09/01/26 (c)	500		532,266
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	500		510,708
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	2,920		3,149,485
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB) 4.25%, 07/01/31 (c)	6,820		7,025,969
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300		324,675
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,265		4,278,266
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	1,950		2,302,631
5.00%, 10/01/29 (c)	2,000		2,388,639
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	1,555		1,708,287
5.00%, 07/01/30 (c)	8,695		9,519,146
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	750		806,026
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/23 (c)	105		104,144
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB)
	Par (000’s	)	Value
Wisconsin (continued)
4.25%, 07/01/23 (c)	$1,250		$1,250,987
4.38%, 07/01/23 (c)	850		850,133
5.00%, 07/01/23 (c)	725		740,054
Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	1,150		1,185,679
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	2,925		3,223,999
5.00%, 11/01/26 (c)	1,950		2,183,065
7.50%, 11/19/21 (c)	3,020		3,025,334
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 02/01/23 (c)	3,950		4,066,536
Wisconsin Health and Educational Facilities Authority, Wisconsin Illinois Senior Housing, Inc., Series A (RB) 5.25%, 08/01/25 (c)	2,000		2,080,410
			104,875,756
Total Municipal Bonds: 98.4% (Cost: $3,444,913,486)			3,509,170,360
Other assets less liabilities: 1.6%			55,797,893
NET ASSETS: 100.0%			$3,564,968,253

See Notes to Financial Statements

51

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
(d)	Security in default
*	Non-income producing
Summary of Investments by Sector	% of Investments	Value
Education	9.8%	$342,264,553
Health Care	18.9	662,612,792
Housing	5.1	178,726,350
Industrial Revenue	15.9	558,780,900
Leasing	8.8	308,005,667
Local	7.8	274,327,336
Power	0.5	16,851,545
Solid Waste/Resource Recovery	0.0	1,840,195
Special Tax	11.5	403,166,145
State	3.2	110,759,003
Tobacco	9.1	319,681,283
Transportation	7.6	267,298,657
Water & Sewer	1.8	64,855,934
	100.0%	$3,509,170,360

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$3,509,170,360	$—	$3,509,170,360

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

52

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 97.6%
Arizona: 3.5%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/31 (c)	$400		$436,224
California: 29.9%
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	275		288,213
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/31	475		587,377
Orange County Local Transportation Authority, Measure M2 Sales Tax (RB) 5.00%, 02/15/23	250		265,429
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/29	370		458,160
State of California, Various Purpose (GO)
5.00%, 02/01/22 (c)	265		268,143
5.00%, 02/01/25 (c)	410		470,338
University of California, Series BB (RB) 5.00%, 05/15/29 (c)	250		310,909
University of California, Series BH (RB) 4.00%, 05/15/31 (c)	280		329,626
Val Verde Unified School District, Series A (GB) 2.75%, 08/01/28	720		727,494
			3,705,689
Connecticut: 2.3%
State of Connecticut, Series A (GO) 4.00%, 04/15/28 (c)	250		289,400
Massachusetts: 2.2%
Massachusetts Development Finance Agency, Mass General Brigham Issue, Series A-2 (RB) (SAW) 5.00%, 07/01/23	255		275,009
Minnesota: 2.1%
State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 08/01/22	250		259,106
Nevada: 2.2%
Truckee Meadows Water Authority (RB) 5.00%, 07/01/23	250		269,616
	Par (000’s	)	Value
New York: 27.3%
City of New York, Series B-1 (GO) 5.00%, 10/01/27 (c)	$250		$302,330
Metropolitan Transportation Authority, Series B (RB)
4.25%, 11/15/22 (c)	350		362,134
4.25%, 11/15/22 (c)	330		340,919
Nassau County Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/24	250		285,018
New York City Transitional Finance Authority Future Tax, Series B-1 (RB) 5.00%, 08/01/24 (c)	300		334,546
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/25 (c)	250		283,233
New York City Water & Sewer System, Series BB (RB) 5.00%, 12/15/22 (c)	255		268,500
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	250		299,460
New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB) 4.00%, 05/15/22	270		275,565
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	275		318,650
New York State Urban Development Corp., Personal Income, Series A (RB) 5.00%, 09/15/30 (c)	250		313,530
			3,383,885
North Carolina: 3.1%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	265		386,811
Oregon: 2.3%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	250		286,766
Pennsylvania: 11.8%
Commonwealth of Pennsylvania (GO) 5.00%, 03/15/23	250		266,407
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) (AGC) 3.70%, 04/01/27 (c)	720		777,083

See Notes to Financial Statements

53

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 06/01/31 (c)	$330		$412,594
			1,456,084
Washington: 8.8%
County of King, Washington Unlimited Tax (GO) 5.00%, 12/01/22	250		263,009
Energy Northwest, Columbia Generating Station Electric, Series A (RB) 5.00%, 07/01/22	285		294,113
	Par (000’s	)	Value
Washington (continued)
Port of Seattle, Series B (RB) 5.00%, 08/01/22	$250		$258,837
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24 (c)	250		276,184
			1,092,143
Wisconsin: 2.1%
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 08/15/23 (c)	250		263,291
Total Municipal Bonds: 97.6% (Cost: $12,222,112)			12,104,024
Other assets less liabilities: 2.4%			302,029
NET ASSETS: 100.0%			$12,406,053

Definitions:

AGC	Assured Guaranty Corp.
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments by Sector	% of Investments	Value
Education	17.4%	$2,103,713
Health Care	10.0	1,213,324
Housing	6.4	777,083
Leasing	4.9	594,214
Local	4.7	565,339
Power	2.4	294,113
Special Tax	14.6	1,768,521
State	15.1	1,829,579
Transportation	20.0	2,420,021
Water & Sewer	4.5	538,117
	100.0%	$12,104,024

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$12,104,024	$—	$12,104,024

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

54

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.5%
Alabama Federal Aid Highway Finance Authority, Series A (RB)
5.00%, 09/01/26 (c)	$340		$410,680
5.00%, 09/01/26 (c)	10		12,079
5.00%, 09/01/26 (c)	340		410,680
5.00%, 09/01/27 (c)	460		570,437
5.00%, 09/01/27	150		186,012
5.00%, 09/01/27 (c)	250		310,020
5.00%, 09/01/27 (c)	935		1,159,475
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	2,000		2,387,049
5.00%, 11/01/30 (c)	525		688,343
5.00%, 11/01/30 (c)	1,750		2,283,719
5.00%, 11/01/30 (c)	2,015		2,621,725
5.00%, 11/01/30 (c)	1,500		1,961,367
Auburn University, Series A (RB)
5.00%, 06/01/26 (c)	10		11,845
5.00%, 06/01/26 (c)	25		29,660
Black Belt Energy Gas District, Series A (RB) 4.00%, 12/01/31 (c) (p)	4,000		4,867,081
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860		922,790
County of Jefferson (RB)
4.00%, 03/15/27 (c)	1,750		1,993,873
5.00%, 03/15/27 (c)	525		634,635
5.00%, 03/15/27 (c)	100		119,944
5.00%, 03/15/27 (c)	250		303,221
5.00%, 03/15/27 (c)	800		966,120
Southeast Energy Authority A Cooperative District (RB) 4.00%, 10/01/28 (c) (p)	1,000		1,167,754
State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	675		847,846
UAB Medicine Finance Authority, Series B (RB)
5.00%, 09/01/26 (c)	150		178,372
5.00%, 09/01/26 (c)	225		268,133
UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	280		337,155
University of Alabama, Board of Trustee, Series A (RB)
3.00%, 07/01/29 (c)	415		448,516
4.00%, 07/01/29 (c)	820		961,090
Water Works Board of the City of Birmingham, Series A (RB)
5.00%, 01/01/27 (c)	595		725,426
5.00%, 01/01/27 (c)	775		934,078
5.00%, 01/01/27 (c)	250		304,801
			29,023,926
	Par (000’s	)	Value
Alaska: 0.2%
Alaska Housing Finance Corp., Series A (RB)
4.00%, 06/01/27 (c)	$125		$143,371
4.00%, 06/01/27 (c)	900		1,028,872
5.00%, 06/01/27 (c)	590		713,074
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	305		355,041
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	635		736,516
State of Alaska, Series B (GO)
5.00%, 08/01/25 (c)	205		237,114
5.00%, 08/01/25 (c)	250		289,767
5.00%, 08/01/25 (c)	525		608,298
			4,112,053
Arizona: 0.9%
Arizona Transportation Board, Highway Revenue (RB)
5.00%, 07/01/26 (c)	1,050		1,246,072
5.00%, 07/01/26 (c)	835		992,608
City of Mesa, Utility System Revenue (RB) 5.00%, 07/01/26 (c)	270		321,236
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
5.00%, 07/01/26 (c)	120		142,590
5.00%, 07/01/26 (c)	620		738,906
5.00%, 07/01/26 (c)	150		177,859
5.00%, 07/01/26 (c)	860		1,024,934
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,275		1,572,023
5.00%, 07/01/29 (c)	1,000		1,238,193
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
5.00%, 07/01/27 (c)	250		304,685
5.00%, 07/01/27 (c)	100		121,326
5.00%, 07/01/27 (c)	250		303,550
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
5.00%, 07/01/27 (c)	120		145,694
5.00%, 07/01/27 (c)	550		666,303
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/31 (c)	800		1,062,032
Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	250		303,630

See Notes to Financial Statements

55

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
3.12%, 01/01/27 (c)	$20		$21,330
5.00%, 01/01/27 (c)	605		721,811
5.00%, 01/01/28	215		266,933
5.00%, 01/01/29	710		900,775
Maricopa County Special Health Care District, Series C (GO)
5.00%, 07/01/25	190		220,710
5.00%, 07/01/26	240		287,368
5.00%, 07/01/27	295		361,762
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/27 (c)	1,150		1,392,859
5.00%, 01/01/28 (c)	250		307,950
5.00%, 01/01/28 (c)	2,000		2,472,056
			17,315,195
Arkansas: 0.1%
City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	305		312,484
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	280		346,419
City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,000		1,196,072
			1,854,975
California: 15.5%
Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	815		978,600
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	270		286,811
Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,085		1,253,148
California Health Facilities Financing Authority (RB)
4.00%, 04/01/30 (c)	500		585,563
4.00%, 04/01/30 (c)	450		530,276
California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	90		101,438
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310		371,520
	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	$400		$428,667
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB) 4.00%, 04/01/30 (c)	1,060		1,245,838
California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	175		192,287
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	475		591,713
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 5.00%, 10/01/26 (c)	880		1,052,312
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750		926,167
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	150		184,531
5.00%, 11/15/27 (c)	450		554,645
5.00%, 11/15/27 (c)	1,075		1,321,146
California Infrastructure and Economic Development Bank, Clean Water State (RB)
5.00%, 10/01/25	100		117,636
5.00%, 10/01/25	100		117,636
5.00%, 10/01/26	150		182,027
5.00%, 04/01/26 (c)	550		655,031
5.00%, 04/01/26 (c)	55		65,212
5.00%, 04/01/27 (c)	170		205,937
5.00%, 08/01/29 (c)	775		982,546
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	840		1,009,166
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	925		1,110,399
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	360		391,696
3.00%, 09/01/27 (c)	500		545,158
5.00%, 09/01/24 (c)	270		304,478

See Notes to Financial Statements

56

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
2.50%, 10/01/26 (c)	$655		$696,760
4.00%, 10/01/26 (c)	500		574,599
California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25 (c)	330		379,289
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/27 (c)	340		420,078
5.00%, 10/01/27 (c)	120		148,195
5.00%, 10/01/27 (c)	445		550,402
California State Public Works Board, Various Capital Projects, Series C (RB)
3.38%, 03/01/27 (c)	100		109,701
4.00%, 11/01/26 (c)	425		488,410
5.00%, 11/01/26 (c)	30		36,214
5.00%, 11/01/26 (c)	30		36,247
5.00%, 11/01/26 (c)	45		54,346
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	400		483,032
California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	950		1,198,292
California State University, Series A (RB)
5.00%, 11/01/25 (c)	35		41,069
5.00%, 05/01/26 (c)	10		11,886
5.00%, 05/01/26 (c)	160		191,351
5.00%, 05/01/27 (c)	225		274,333
5.00%, 05/01/27 (c)	510		622,305
California Statewide Communities Development Authority (RB)
4.00%, 04/01/31 (c)	1,400		1,626,242
5.00%, 11/01/29 (p)	1,675		2,164,705
California Statewide Communities Development Authority (RB) (BAM) 4.00%, 05/15/31 (c)	1,000		1,194,880
California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,500		1,938,542
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/28 (c)	760		914,481
	Par (000’s	)	Value
California (continued)
5.00%, 01/01/28 (c)	$315		$379,735
5.00%, 01/01/28 (c)	1,000		1,199,069
Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	300		362,261
Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	140		159,659
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255		273,814
City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/25 (c)	15		17,469
City of Concord (CP) 2.00%, 04/01/31 (c)	1,400		1,324,557
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	1,000		1,193,940
5.00%, 05/15/31 (c)	1,400		1,813,700
5.00%, 05/15/31 (c)	500		653,271
City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	405		471,725
City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	565		691,184
City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	200		254,609
Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	20		22,937
Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	250		283,359
County of Sacramento, Airport System, Series E (RB)
5.00%, 07/01/27	275		337,919
5.00%, 07/01/28 (c)	150		184,407
County of Santa Clara, Series C (GO)
3.00%, 08/01/27 (c)	245		263,423
5.00%, 08/01/27 (c)	125		154,106
5.00%, 08/01/27 (c)	525		641,779
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program (RB) 3.25%, 06/01/26 (c)	2,000		2,145,722
Desert Community College District (GO) 5.00%, 08/01/27 (c)	145		176,891
East Bay Municipal Utility District, Water System, Series A (RB)

See Notes to Financial Statements

57

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 06/01/27 (c)	$460		$563,483
East Bay Municipal Utility District, Water System, Series B (RB)
5.00%, 06/01/27 (c)	145		178,951
5.00%, 06/01/27 (c)	220		269,671
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,590		2,781,474
Eastern Municipal Water District Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,070		1,389,322
Eastern Municipal Water District, Financing Authority, Series B (RB)
5.00%, 07/01/26 (c)	145		172,296
5.00%, 07/01/26 (c)	560		664,854
Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
5.00%, 07/01/26 (c)	25		30,036
5.00%, 07/01/26 (c)	100		120,042
El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	250		286,086
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	250		298,047
Fontana Redevelopment Agency Successor Agency (TA)
5.00%, 10/01/26	205		247,553
5.00%, 10/01/27 (c)	760		923,714
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	1,500		1,661,786
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	220		255,982
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/27 (c)	1,420		1,695,266
5.00%, 06/01/28 (c)	1,000		1,219,447
5.00%, 06/01/28 (c)	2,380		2,879,913
Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,000		3,058,600
Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,600		1,649,682
Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	105		126,463
	Par (000’s	)	Value
California (continued)
Los Angeles Community College District, Series A (GO)
5.00%, 08/01/24 (c)	$265		$298,610
5.00%, 08/01/24 (c)	175		197,196
5.00%, 08/01/24 (c)	330		371,855
Los Angeles Community College District, Series G (GO) 5.00%, 08/01/24 (c)	170		191,562
Los Angeles Community College District, Series I (GO)
4.00%, 08/01/26	25		28,994
4.00%, 08/01/26 (c)	170		195,093
4.00%, 08/01/26 (c)	135		156,267
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	400		466,661
4.00%, 08/01/27 (c)	750		875,051
5.00%, 08/01/27 (c)	100		123,534
Los Angeles County Metropolitan Transportation Authority (RB)
4.00%, 06/01/30 (c)	1,000		1,199,686
5.00%, 06/01/30 (c)	1,000		1,303,895
5.00%, 07/01/31 (c)	2,000		2,650,953
Los Angeles County Metropolitan Transportation Authority, Series A (RB)
4.00%, 07/01/26 (c)	50		56,877
5.00%, 06/01/26 (c)	115		137,823
5.00%, 06/01/26 (c)	375		448,483
5.00%, 06/01/26 (c)	165		197,168
5.00%, 07/01/25 (c)	820		956,771
5.00%, 07/01/27 (c)	795		976,889
5.00%, 07/01/27 (c)	285		352,002
5.00%, 07/01/31 (c)	705		936,646
5.00%, 07/01/31 (c)	900		1,199,164
Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	435		511,965
Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	450		574,780
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/26 (c)	155		183,320
5.00%, 01/01/27 (c)	1,010		1,222,736
5.00%, 01/01/28 (c)	500		616,754
5.00%, 01/01/28 (c)	500		617,745
5.00%, 01/01/28 (c)	115		143,582
5.00%, 07/01/29	1,000		1,294,296
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/26 (c)	35		41,347
5.00%, 01/01/27 (c)	1,000		1,208,378
5.00%, 01/01/27 (c)	275		332,158

See Notes to Financial Statements

58

	Par (000’s	)	Value
California (continued)
5.00%, 06/01/25 (c)	$180		$209,370
5.00%, 07/01/27	110		135,922
5.00%, 07/01/28 (c)	110		137,933
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/24 (c)	250		281,092
5.00%, 07/01/24 (c)	100		112,323
5.00%, 07/01/27 (c)	500		613,740
5.00%, 07/01/27 (c)	200		245,307
5.00%, 07/01/27 (c)	1,100		1,354,567
5.00%, 07/01/29 (c)	1,420		1,814,569
5.00%, 07/01/30 (c)	1,500		1,951,334
5.00%, 07/01/30 (c)	1,125		1,472,562
Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/28 (c)	125		155,788
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580		1,894,737
5.00%, 07/01/25 (c)	135		157,249
5.00%, 07/01/25 (c)	695		802,674
5.00%, 07/01/25 (c)	25		28,903
5.00%, 07/01/26	120		144,173
5.00%, 07/01/27	820		1,012,211
5.00%, 07/01/28	250		315,371
5.00%, 07/01/29 (c)	1,720		2,213,772
5.00%, 07/01/30	500		654,657
Los Angeles Unified School District, Series B (GO)
2.00%, 07/01/26 (c)	270		279,257
3.00%, 07/01/26 (c)	780		841,893
3.00%, 07/01/26 (c)	1,055		1,135,649
5.00%, 07/01/26 (c)	885		1,061,472
5.00%, 07/01/26 (c)	915		1,091,408
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	585		719,229
5.00%, 01/01/28 (c)	645		797,723
5.00%, 01/01/28 (c)	295		361,313
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	1,880		2,061,027
4.00%, 07/01/30 (c)	360		433,677
4.00%, 07/01/30 (c)	2,000		2,393,280
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000		1,189,872
Los Angeles Unified School District, Series RYQ (GO) (BAM) 5.00%, 07/01/29	3,675		4,725,266
Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	100		125,966
Municipal Improvement Corp. of Los Angeles, Series B (RB)
	Par (000’s	)	Value
California (continued)
5.00%, 11/01/26 (c)	$615		$740,049
5.00%, 11/01/26 (c)	135		162,817
5.00%, 11/01/26 (c)	265		320,328
Norman Y Mineta San Jose International Airport (RB) (BAM) 4.00%, 03/01/31 (c)	325		392,149
Northern California Transmission Agency Project, Series A (RB)
5.00%, 05/01/26 (c)	45		53,405
5.00%, 05/01/26 (c)	40		47,342
Oakland Unified School District (GO)
5.00%, 08/01/26 (c)	385		459,116
5.00%, 08/01/26 (c)	625		743,071
5.00%, 08/01/26 (c)	175		208,599
5.00%, 08/01/26 (c)	975		1,164,703
Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	400		485,990
Palm Springs Unified School District, Series A (GO) (AGM)
1.25%, 08/01/29 (c)	4,000		3,907,363
1.25%, 08/01/29 (c)	1,265		1,214,307
1.50%, 08/01/29 (c)	3,000		2,869,064
1.50%, 08/01/29 (c)	2,500		2,384,572
1.75%, 08/01/29 (c)	3,000		2,921,592
Palm Springs Unified School District, Series D (GO) 3.00%, 08/01/26 (c)	160		172,835
Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	775		898,011
Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	260		289,864
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
5.00%, 10/01/25 (c)	475		556,144
5.00%, 10/01/25 (c)	440		514,979
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
4.00%, 11/01/26 (c)	100		115,021
5.00%, 11/01/26 (c)	170		206,051
5.00%, 11/01/26 (c)	25		30,138
5.00%, 11/01/26 (c)	1,215		1,462,048
5.00%, 05/01/25 (c)	230		265,823
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
5.00%, 11/01/27 (c)	785		972,870
5.00%, 11/01/27 (c)	255		318,095

See Notes to Financial Statements

59

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	$650		$765,935
Riverside Community College District (GO) 5.00%, 08/01/25 (c)	170		198,901
Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	730		740,485
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	560		691,453
Riverside Redevelopment Agency Successor Agency, Series A (TA) (AGM) 5.00%, 09/01/26	125		150,456
Sacramento City Financing Authority, Master Lease Program Facilities (RB) (BAM)
5.00%, 12/01/25 (c)	110		129,316
5.00%, 12/01/25 (c)	210		247,528
Sacramento County Sanitation Districts Financing Authority, Series A (RB) 5.00%, 06/01/24 (c)	170		189,960
San Diego Association of Governments, South Bay Expressway, Series A (RB)
5.00%, 07/01/27 (c)	705		851,068
5.00%, 07/01/27 (c)	500		604,543
San Diego Community College District (GO)
5.00%, 08/01/26 (c)	855		1,027,547
5.00%, 08/01/26 (c)	65		78,185
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	535		671,413
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/30 (c)	1,630		2,101,801
5.00%, 07/01/30 (c)	1,295		1,645,073
5.00%, 07/01/30 (c)	2,075		2,653,317
San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/26 (c)	105		124,296
San Diego County Water Authority, Series A (RB) 5.00%, 05/01/25 (c)	75		86,795
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000		2,452,600
	Par (000’s	)	Value
California (continued)
San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	$150		$169,447
San Diego Public Facilities Financing Authority (RB) 5.00%, 10/15/25 (c)	150		174,492
San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	135		161,441
San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	555		641,636
San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	650		798,243
San Diego Unified School District, Series R-5 (GO) 4.00%, 07/01/26 (c)	20		23,012
San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
5.00%, 08/01/28	900		1,145,640
5.00%, 08/01/29 (c)	140		180,844
5.00%, 08/01/29 (c)	110		142,740
San Francisco Community College District (GO) 5.00%, 06/15/25	140		162,230
San Francisco County Transportation Authority (RB) 3.00%, 02/01/27 (c)	135		146,166
3.00%, 02/01/27 (c)	500		535,007
4.00%, 02/01/27 (c)	325		375,067
4.00%, 02/01/27	105		122,957
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000		2,359,767
San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	165		198,861
San Joaquin County, Administration Building Project (CP) (AGM)
5.00%, 11/15/27 (c)	520		639,990
5.00%, 11/15/27 (c)	500		619,998
San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	25		29,199
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230		277,075
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	400		459,696
5.00%, 08/01/27 (c)	515		629,000
5.00%, 08/01/27 (c)	360		439,376
5.00%, 08/01/27 (c)	350		426,185

See Notes to Financial Statements

60

	Par (000’s	)	Value
California (continued)
San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	$770		$879,881
Santa Clara County Financing Authority (RB)
4.00%, 05/01/31 (c)	840		1,027,400
5.00%, 05/01/31 (c)	3,855		5,116,142
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
4.00%, 05/15/25 (c)	760		842,645
4.00%, 05/15/25 (c)	400		443,045
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	1,535		1,643,713
3.00%, 07/01/26 (c)	100		107,388
Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	25		29,346
Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	500		538,732
Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	100		129,601
State of California (GO)
3.00%, 10/01/29 (c)	2,000		2,213,458
5.00%, 11/01/28 (c)	2,000		2,511,679
5.00%, 09/01/29	1,000		1,291,723
State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
5.00%, 12/01/26 (c)	275		335,762
5.00%, 12/01/26 (c)	50		60,406
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/27 (c)	100		123,945
5.00%, 12/01/27 (c)	915		1,135,025
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365		466,907
State of California, Series CL (GO) 3.75%, 12/01/24 (c)	10		10,216
State of California, Various Purpose (GO)
2.00%, 09/01/26 (c)	400		420,146
3.00%, 10/01/29 (c)	350		380,469
3.12%, 04/01/29 (c)	1,575		1,729,519
3.50%, 08/01/27	605		696,330
4.00%, 11/01/27	600		710,426
4.00%, 11/01/27 (c)	100		117,287
4.00%, 11/01/30 (c)	3,445		4,156,813
4.00%, 03/01/29	2,000		2,416,675
	Par (000’s	)	Value
California (continued)
4.00%, 03/01/30 (c)	$9,500		$11,260,016
4.00%, 03/01/30 (c)	2,000		2,360,985
4.00%, 08/01/26 (c)	130		148,341
4.00%, 08/01/26 (c)	700		800,033
4.00%, 09/01/26 (c)	2,110		2,423,652
5.00%, 10/01/27	285		353,388
5.00%, 10/01/28 (c)	300		379,481
5.00%, 10/01/29 (c)	2,340		3,017,548
5.00%, 10/01/29 (c)	3,425		4,402,787
5.00%, 10/01/29	1,000		1,293,815
5.00%, 11/01/27 (c)	1,000		1,248,696
5.00%, 11/01/27 (c)	2,645		3,283,559
5.00%, 11/01/27 (c)	1,020		1,269,837
5.00%, 11/01/27 (c)	2,480		3,098,578
5.00%, 11/01/27	2,000		2,484,798
5.00%, 11/01/28	400		509,100
5.00%, 11/01/30 (c)	1,610		2,102,691
5.00%, 11/01/30	1,000		1,321,385
5.00%, 04/01/24 (c)	500		553,604
5.00%, 04/01/26 (c)	1,075		1,280,805
5.00%, 04/01/28	710		891,338
5.00%, 04/01/29 (c)	150		190,001
5.00%, 04/01/29 (c)	3,500		4,409,527
5.00%, 04/01/29	1,735		2,222,470
5.00%, 04/01/30	2,590		3,384,669
5.00%, 04/01/31	380		504,989
5.00%, 04/01/32	3,500		4,734,751
5.00%, 08/01/26 (c)	115		137,905
5.00%, 08/01/26 (c)	915		1,099,020
5.00%, 08/01/26 (c)	185		222,816
5.00%, 08/01/26 (c)	190		227,919
5.00%, 08/01/26 (c)	150		180,505
5.00%, 08/01/26 (c)	510		613,453
5.00%, 08/01/26 (c)	600		721,561
5.00%, 08/01/26 (c)	1,050		1,264,629
5.00%, 08/01/26 (c)	1,165		1,401,924
5.00%, 08/01/26 (c)	955		1,149,217
5.00%, 08/01/27 (c)	2,190		2,716,600
5.00%, 08/01/27 (c)	950		1,174,645
5.00%, 08/01/27 (c)	3,395		4,213,378
5.00%, 08/01/28 (c)	2,445		3,051,864
5.00%, 08/01/28 (c)	275		345,698
5.00%, 08/01/28	750		949,075
5.00%, 09/01/23 (c)	345		374,097
5.00%, 09/01/25 (c)	30		35,071
5.00%, 09/01/26 (c)	125		150,720
5.00%, 09/01/26 (c)	150		180,944
5.00%, 09/01/26 (c)	2,000		2,412,584
5.00%, 09/01/26 (c)	1,000		1,206,292
5.00%, 09/01/26 (c)	390		469,744
5.00%, 09/01/26 (c)	1,615		1,947,307
5.00%, 09/01/26 (c)	2,260		2,725,435
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	2,000		2,392,190
4.00%, 05/01/31 (c)	1,170		1,391,641

See Notes to Financial Statements

61

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Stockton Unified School District (GO)
5.00%, 02/01/26 (c)	$100		$117,934
5.00%, 02/01/26 (c)	100		117,659
Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	335		389,703
Trustees of the California State University, Series A (RB)
4.00%, 05/01/26 (c)	250		287,937
5.00%, 05/01/26 (c)	410		488,525
Tuolumne Wind Project Authority, Series A (RB)
5.00%, 01/01/27	125		152,685
5.00%, 01/01/27 (c)	405		490,529
Turlock Irrigation District (RB)
5.00%, 01/01/30 (c)	500		635,346
5.00%, 01/01/30 (c)	1,000		1,276,436
University of California, Series AO (RB) 5.00%, 05/15/25 (c)	130		150,687
University of California, Series AR (RB) 5.00%, 05/15/26 (c)	10		11,931
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625		765,977
University of California, Series AZ (RB)
5.00%, 05/15/28 (c)	275		345,901
5.00%, 05/15/28 (c)	310		386,463
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500		1,935,264
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170		1,447,518
West Basin Municipal Water District, Series A (RB)
5.00%, 02/01/26 (c)	155		182,869
5.00%, 02/01/26 (c)	100		118,257
West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	20		23,072
			298,610,211
Colorado: 2.7%
Adams 12 Five Star Schools, Series B (GO) (ST) 5.00%, 12/15/26 (c)	250		303,591
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540		651,190
Board of Governors of Colorado State University System (RB) (ST) 5.00%, 03/01/28 (c)	510		632,688
	Par (000’s	)	Value
Colorado (continued)
5.00%, 03/01/28 (c)	$935		$1,144,378
Board of Water Commissioners City & County of Denver/The (RB) 5.00%, 12/15/31 (c)	1,500		2,024,952
Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,050		1,226,745
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000		1,173,446
City and County of Denver, Acting By and Through its Board of Water Commissioners, Series A (RB) 5.00%, 12/15/29	5,700		7,451,383
City and County of Denver, Series A (RB)
4.00%, 08/01/31 (c)	1,255		1,509,509
5.00%, 08/01/26 (c)	150		178,799
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	200		135,949
City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/26 (c)	500		602,465
City of Colorado Springs, Utilities System, Series A-1 (RB)
5.00%, 11/15/27 (c)	100		122,831
5.00%, 11/15/27 (c)	120		147,416
5.00%, 11/15/27 (c)	110		135,817
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	155		191,293
Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	115		138,071
Denver City & County School District No 1 (GO) (SAW)
5.00%, 12/01/30 (c)	5,025		6,523,152
5.00%, 12/01/30 (c)	1,000		1,310,512
Denver City and County School District No. 1 (GO) (SAW) 4.00%, 12/01/30 (c)	2,425		2,926,440
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/26 (c)	250		295,255
5.00%, 12/01/26 (c)	570		669,358
5.00%, 12/01/26 (c)	680		783,251
El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	295		355,598
Jefferson County School District R-1 (GO) (ST) 5.00%, 12/15/28 (c)	1,110		1,407,872
Mesa County Valley School District No. 51 (GO) (SAW)

See Notes to Financial Statements

62

	Par (000’s	)	Value
Colorado (continued)
5.00%, 12/01/27 (c)	$500		$617,291
5.00%, 12/01/27 (c)	500		619,720
5.25%, 12/01/27 (c)	200		249,399
Metro Wastewater Reclamation District (RB) (SAW) 3.00%, 04/01/30 (c)	2,000		2,194,941
Pueblo City Schools (GO) (SAW) 3.00%, 12/15/29 (c)	500		551,895
Regents of the University of Colorado, Series B-1 (RB) 4.00%, 06/01/26 (c)	540		623,071
Regional Transportation District, Series B (RB)
5.00%, 11/01/27 (c)	1,995		2,434,641
5.00%, 11/01/27 (c)	100		122,293
Regional Transportation District, Tax-Exempt Sales Tax, Series B (RB) 5.00%, 11/01/28	1,000		1,267,332
State of Colorado (CP) 5.00%, 12/15/31 (c)	2,000		2,658,237
State of Colorado, Series A (CP) 4.00%, 12/15/31 (c)	1,750		2,109,357
State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	410		490,831
State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	190		234,571
University of Colorado, Series A-2 (RB)
3.00%, 06/01/24 (c)	800		831,658
4.00%, 06/01/28 (c)	500		599,430
5.00%, 06/01/27	250		307,501
5.00%, 06/01/28	155		195,146
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165		2,761,526
Windy Gap Firming Project Water Activity Enterprise (RB) 5.00%, 07/15/31 (c)	1,000		1,315,396
			52,226,197
Connecticut: 2.2%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290		1,245,228
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series C-1 (RB) 2.05%, 11/15/29 (c)	260		254,221
Connecticut Housing Finance Authority, Series A-1 (RB)
3.65%, 11/15/26 (c)	140		144,249
3.88%, 11/15/26 (c)	35		35,347
Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	390		411,967
	Par (000’s	)	Value
Connecticut (continued)
Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	$200		$207,836
Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335		422,725
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	250		274,024
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	525		604,294
4.00%, 07/01/29 (c)	625		720,609
5.00%, 07/01/29 (c)	2,200		2,731,172
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,000		1,291,736
Metropolitan District/The (GO) 4.00%, 09/01/31 (c)	800		964,314
South Central Connecticut Regional Water Authority, Series B (RB) 5.00%, 08/01/26 (c)	25		29,903
State of Connecticut (GO) 3.00%, 01/15/31 (c)	2,200		2,454,893
State of Connecticut Special Tax Revenue (RB) 5.00%, 05/01/31	1,650		2,186,090
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	1,000		1,093,868
4.00%, 01/15/31	1,655		2,028,693
5.00%, 04/15/27 (c)	680		825,369
5.00%, 04/15/28 (c)	1,000		1,227,607
State of Connecticut, Series A (GO) (SBG) 5.00%, 04/15/29	1,000		1,277,849
State of Connecticut, Series A (RB) 5.00%, 05/01/27 (c)	350		422,349
State of Connecticut, Series B (GO) 5.00%, 04/15/27	135		165,354
State of Connecticut, Series C (GO)
4.00%, 06/01/30 (c)	850		1,005,166
4.00%, 06/15/28 (c)	1,205		1,399,578
State of Connecticut, Series E (GO) 3.00%, 10/15/26 (c)	395		427,791

See Notes to Financial Statements

63

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
5.00%, 09/15/27	$400		$494,933
5.00%, 09/15/28 (c)	1,665		2,091,474
State of Connecticut, Special Tax Obligation, Series A (RB)
4.00%, 09/01/26 (c)	785		882,822
5.00%, 01/01/28 (c)	190		232,628
5.00%, 05/01/31 (c)	1,500		1,958,192
5.00%, 09/01/26 (c)	200		238,524
5.00%, 09/01/26 (c)	475		566,990
State of Connecticut, Special Tax Obligation, Series A (ST) 5.00%, 05/01/30 (c)	2,500		3,179,654
State of Connecticut, Special Tax Obligation, Series B (RB)
5.00%, 10/01/28	1,505		1,904,941
5.00%, 09/01/26 (c)	335		401,634
5.00%, 09/01/26 (c)	275		329,988
State of Connecticut, State Revolving Fund, Series A (RB)
5.00%, 02/01/29 (c)	275		346,294
5.00%, 05/01/27 (c)	1,000		1,208,669
University of Connecticut, Series A (RB)
5.00%, 01/15/27 (c)	335		406,370
5.00%, 01/15/27 (c)	745		894,390
5.00%, 11/01/28 (c)	500		618,419
5.00%, 11/01/28 (c)	730		906,055
5.00%, 04/15/28 (c)	1,000		1,243,289
			41,757,498
Delaware: 0.5%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	180		193,238
State of Delaware (GO)
2.00%, 02/01/31 (c)	1,000		1,013,771
2.00%, 02/01/31 (c)	1,000		1,001,330
3.00%, 02/01/31 (c)	1,000		1,135,203
3.12%, 03/01/27 (c)	505		555,990
4.00%, 03/01/27 (c)	500		577,571
State of Delaware, Series A (GO)
2.00%, 01/01/30 (c)	650		650,771
5.00%, 01/01/30 (c)	1,000		1,295,858
5.00%, 10/01/28	810		1,030,210
5.00%, 02/01/28	500		625,819
5.00%, 02/01/28 (c)	500		619,268
			8,699,029
District of Columbia: 1.8%
District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	2,250		2,842,423
District of Columbia Federal Highway Grant Anticipation (RB) 5.00%, 12/01/27	600		743,009
District of Columbia, Georgetown University Issue (RB)
	Par (000’s	)	Value
District of Columbia (continued)
5.00%, 04/01/27 (c)	$105		$126,197
5.00%, 04/01/27 (c)	645		768,932
District of Columbia, Series A (GO)
5.00%, 06/01/26 (c)	250		296,501
5.00%, 06/01/26 (c)	290		343,797
5.00%, 06/01/26 (c)	210		250,417
5.00%, 06/01/26 (c)	30		35,669
5.00%, 06/01/27 (c)	170		206,385
5.00%, 06/01/27 (c)	580		703,778
5.00%, 06/01/27 (c)	2,500		3,032,904
5.00%, 06/01/28 (c)	750		930,167
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000		1,273,408
District of Columbia, Series C (RB)
5.00%, 10/01/27	225		279,431
5.00%, 05/01/30 (c)	1,000		1,285,238
5.00%, 05/01/30	250		328,185
District of Columbia, Series D (GO)
4.00%, 06/01/27 (c)	500		578,794
5.00%, 12/01/26 (c)	125		151,849
5.00%, 12/01/26 (c)	160		194,011
5.00%, 12/01/26 (c)	20		24,129
5.00%, 06/01/27 (c)	500		607,016
5.00%, 06/01/27 (c)	1,500		1,839,236
District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	25		30,162
Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	560		708,815
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 4.00%, 10/01/29 (c)	250		286,346
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250		287,031
Washington Convention & Sports Authority (RB) 5.00%, 10/01/27 (c)	2,545		3,068,050
Washington Metropolitain Area Transit Authority, Series A (RB)
5.00%, 07/15/30 (c)	1,400		1,787,861
5.00%, 07/15/31 (c)	2,000		2,606,757
Washington Metropolitan Area Transit Authority (RB)
4.00%, 07/15/31 (c)	1,000		1,215,756
5.00%, 07/01/27 (c)	175		214,290
5.00%, 07/01/27	275		337,406

See Notes to Financial Statements

64

	Par (000’s	)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/27 (c)	$140		$169,700
5.00%, 07/01/27	330		404,887
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	550		665,631
5.00%, 07/01/27 (c)	300		363,245
5.00%, 07/01/27 (c)	810		979,541
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	650		787,891
5.00%, 07/01/27 (c)	1,205		1,458,337
5.00%, 07/01/27 (c)	880		1,064,192
5.00%, 07/01/27	240		294,464
5.00%, 07/01/27 (c)	555		674,013
			34,245,851
Florida: 3.5%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	490		619,017
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	520		557,231
City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	175		214,122
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	195		238,002
5.00%, 10/01/27 (c)	500		609,762
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095		1,392,705
City of Jacksonville, Series A (RB) (AGM) 5.00%, 10/01/29	1,000		1,285,950
City of Jacksonville, Series B (RB)
5.00%, 10/01/26 (c)	250		301,492
5.00%, 10/01/27	585		722,710
City of Jacksonville, Transportation Revenue (RB) 5.00%, 10/01/25 (c)	210		244,808
City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	540		645,428
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	560		671,660
City of Port St. Lucie, Utility System (RB)
	Par (000’s	)	Value
Florida (continued)
4.00%, 09/01/26 (c)	$500		$571,017
5.00%, 09/01/26 (c)	585		700,746
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	565		442,351
0.00%, 10/01/26 (c) ^	400		300,314
5.00%, 10/01/26 (c)	510		610,794
5.00%, 10/01/26 (c)	1,115		1,325,410
5.00%, 10/01/26	640		769,759
County of Miami-Dade FL Water & Sewer System Revenue (RB) 4.00%, 04/01/31 (c)	975		1,165,571
County of Miami-Dade, Aviation Revenue, Series A (RB)
5.00%, 10/01/26 (c)	460		547,994
5.00%, 10/01/26 (c)	750		891,078
5.00%, 10/01/26 (c)	100		119,222
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/25 (c)	100		116,005
5.00%, 07/01/26 (c)	555		659,477
5.00%, 07/01/26 (c)	520		619,465
5.00%, 07/01/26 (c)	100		119,584
5.00%, 07/01/26 (c)	280		333,133
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	1,600		1,906,055
County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
3.12%, 04/01/26 (c)	260		278,670
5.00%, 04/01/26 (c)	520		617,053
County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
5.00%, 07/01/26 (c)	105		124,132
5.00%, 07/01/26 (c)	25		29,468
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	250		283,727
County of Miami-Dade, Water and Sewer System (RB)
5.00%, 10/01/27 (c)	800		986,891
5.00%, 04/01/31 (c)	3,500		4,624,302
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	370		400,649
5.00%, 10/01/25 (c)	605		702,735
County of Orange, Water and Wastewater Utility System (RB)
5.00%, 10/01/30 (c)	1,000		1,300,694
5.00%, 10/01/30 (c)	1,000		1,304,190
Florida Department of Environmental Protection, Series A (RB)

See Notes to Financial Statements

65

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
5.00%, 07/01/27	$125		$153,289
Florida Department of Management Services (CP) 3.00%, 11/01/31 (c)	1,000		1,104,531
Florida Department of Management Services, Series A (CP)
5.00%, 11/01/27	175		216,496
5.00%, 08/01/25	105		122,467
Florida Department of Management Services, Series A (RB) 5.00%, 09/01/27 (c)	425		524,812
Florida Development Finance Corp. (RB) 4.00%, 11/15/31 (c)	1,500		1,827,538
Florida Housing Finance Corp., Series 1 (RB)
3.25%, 01/01/27 (c)	200		210,093
3.60%, 01/01/27 (c)	370		384,269
Florida Housing Finance Corp., Series 2 (RB)
2.10%, 01/01/30 (c)	1,000		1,007,879
3.20%, 07/01/25 (c)	310		318,550
Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
5.00%, 10/01/26 (c)	125		148,939
5.00%, 10/01/27	470		577,597
JEA Electric System, Series B (RB)
3.38%, 10/01/22 (c)	175		177,918
5.00%, 10/01/27 (c)	885		1,075,077
JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	850		1,042,571
JEA Electric, Series B (RB) 5.00%, 10/01/27 (c)	610		751,297
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	605		751,136
Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	160		194,009
Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	420		459,785
Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	410		486,615
Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	310		361,744
Orange County, Tourist Development Tax (RB)
5.00%, 10/01/25 (c)	100		115,579
5.00%, 10/01/26	190		228,115
5.00%, 10/01/27	360		442,183
5.00%, 10/01/29	280		356,431
	Par (000’s	)	Value
Florida (continued)
5.00%, 10/01/30	$490		$632,588
Orange County, Tourist Development Tax, Series B (RB) 5.00%, 10/01/26 (c)	500		591,797
Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	120		146,770
Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	350		411,807
Palm Beach County School Board, Series A (CP)
5.00%, 08/01/27	120		147,522
5.00%, 08/01/30 (c)	275		354,064
Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	695		867,143
Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,000		1,267,488
Polk County School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000		1,288,677
Polk County, School District (RB) 5.00%, 10/01/29 (c)	100		128,114
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	175		213,316
School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	125		134,191
School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	720		827,540
School Board of Miami-Dade County, Series D (CP)
5.00%, 02/01/26 (c)	265		311,552
5.00%, 02/01/26	165		193,985
South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	435		514,632
South Miami Health Facilities Authority (RB)
5.00%, 08/15/27 (c)	800		974,453
5.00%, 08/15/27 (c)	710		868,550
State of Florida Department of Transportation (RB) 3.00%, 07/01/30 (c)	1,000		1,114,259
State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
4.00%, 06/01/28 (c)	650		766,537
5.00%, 06/01/28 (c)	795		996,519

See Notes to Financial Statements

66

	Par (000’s	)	Value
Florida (continued)
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/27 (c)	$400		$493,658
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/26 (c)	725		823,920
4.00%, 06/01/26 (c)	500		569,213
4.00%, 06/01/27 (c)	780		909,052
5.00%, 06/01/27	585		719,553
5.00%, 06/01/28 (c)	145		182,398
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	510		571,091
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
5.00%, 06/01/26 (c)	10		11,970
5.00%, 06/01/28	105		132,272
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO) 2.38%, 06/01/26 (c)	590		616,533
State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	135		161,589
State of Florida, Department of Transportation Financing Corp. (RB) 3.00%, 07/01/30 (c)	1,000		1,099,664
State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	115		143,197
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		1,140,461
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
3.00%, 07/01/27 (c)	600		645,991
3.00%, 07/01/27 (c)	555		606,486
5.00%, 07/01/26 (c)	40		48,098
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	750		949,929
	Par (000’s	)	Value
Florida (continued)
State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	$580		$723,967
State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	740		881,920
Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	280		314,118
			66,888,877
Georgia: 2.2%
Augusta, Water and Sewer (RB) 3.00%, 10/01/27 (c)	420		455,026
City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	500		630,167
City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	200		239,197
Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	250		294,132
Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	750		894,269
County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,000		3,291,292
Forsyth County School District (GO)
5.00%, 02/01/28 (c)	1,000		1,245,035
5.00%, 02/01/28 (c)	1,000		1,232,024
5.00%, 02/01/29	1,045		1,340,661
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
5.00%, 02/15/27 (c)	100		119,463
5.00%, 02/15/27 (c)	225		265,323
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925		965,075
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/28	500		625,880
5.00%, 06/01/30 (c)	2,550		3,297,182
5.00%, 06/01/30 (c)	2,000		2,576,102
Georgia State Road and Tollway Authority, Series A (RB) (ST) 4.00%, 07/15/31 (c)	3,255		4,005,169
Main Street Natural Gas, Inc. (RB) 5.00%, 05/15/38	1,000		1,381,482

See Notes to Financial Statements

67

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Georgia (continued)
5.00%, 05/15/49	$2,000		$2,891,801
Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 07/01/26 (c)	200		236,211
Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	500		638,973
Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	350		416,879
Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
3.00%, 07/01/26 (c)	345		365,481
5.00%, 07/01/26 (c)	375		443,330
5.00%, 07/01/26 (c)	250		296,810
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c)	935		1,133,359
5.00%, 02/01/26	125		148,399
5.00%, 02/01/26 (c)	680		801,501
5.00%, 02/01/27 (c)	150		182,003
5.00%, 02/01/27 (c)	1,200		1,449,985
5.00%, 02/01/27 (c)	350		424,371
5.00%, 08/01/28	2,815		3,574,846
5.00%, 08/01/29	2,500		3,245,572
State of Georgia, Series C (GO)
5.00%, 07/01/27 (c)	3,000		3,680,322
5.00%, 07/01/27	130		160,716
			42,948,038
Hawaii: 1.2%
City and County of Honolulu Wastewater System Revenue (RB) 5.00%, 07/01/29 (c)	875		1,104,298
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,275		1,652,646
City and County of Honolulu, Rail Transit Project, Series B (GO) (SD CRED PROG) 5.00%, 03/01/30	350		454,698
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015		1,237,245
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750		884,596
5.00%, 10/01/29	1,000		1,292,938
City and County of Honolulu, Series C (GO) (BAM) 4.00%, 08/01/29 (c)	120		141,898
City and County of Honolulu, Wastewater System, Series A (RB)
4.00%, 07/01/26 (c)	970		1,100,276
5.00%, 07/01/26 (c)	1,015		1,205,048
	Par (000’s	)	Value
Hawaii (continued)
City and County of Honolulu, Wastewater System, Series B (RB)
4.00%, 07/01/26 (c)	$100		$113,187
5.00%, 07/01/29 (c)	395		504,141
State of Hawaii (RB) 5.00%, 01/01/31 (c)	2,250		2,925,430
State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	175		202,663
State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	295		350,682
State of Hawaii, Series FH (GO)
5.00%, 10/01/26 (c)	375		453,044
5.00%, 10/01/26 (c)	15		18,073
State of Hawaii, Series FK (GO)
5.00%, 05/01/27 (c)	130		157,127
5.00%, 05/01/27 (c)	690		832,631
State of Hawaii, Series FN (GO)
5.00%, 10/01/27 (c)	500		613,921
5.00%, 10/01/27 (c)	105		129,734
State of Hawaii, Series FT (GO)
4.00%, 01/01/28 (c)	295		342,276
5.00%, 01/01/28 (c)	1,150		1,421,453
5.00%, 01/01/28 (c)	280		348,103
5.00%, 01/01/28 (c)	405		500,591
5.00%, 10/01/27 (c)	1,020		1,248,682
State of Hawaii, Series FW (GO)
5.00%, 01/01/28	1,300		1,617,536
5.00%, 01/01/29	1,180		1,501,724
University of Hawaii, Series E (RB)
5.00%, 10/01/26 (c)	240		285,581
5.00%, 10/01/26 (c)	285		339,529
			22,979,751
Idaho: 0.0%
Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	500		600,339
Illinois: 4.0%
Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	235		283,981
Chicago O’Hare International Airport, Series A (RB)
5.00%, 01/01/27 (c)	175		209,680
5.00%, 01/01/30 (c)	1,000		1,251,768
Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/25 (c)	495		563,698
5.00%, 01/01/27 (c)	365		436,064
5.00%, 01/01/27 (c)	470		561,208
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135		157,829

See Notes to Financial Statements

68

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	$100		$121,062
City of Chicago, Series A (GO)
5.50%, 01/01/29 (c)	390		480,411
5.62%, 01/01/27 (c)	845		1,016,106
5.62%, 01/01/27 (c)	340		410,044
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	200		246,074
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750		887,569
City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	1,140		1,401,717
City of Chicago, Water Revenue, Second Lien (RB) (AGM) 5.25%, 11/01/27 (c)	180		222,500
City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/25 (c)	425		485,590
City of Springfield, Electric Revenue, Senior Lien (RB) (AGM) 5.00%, 03/01/25 (c)	15		17,037
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,000		1,236,349
Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	210		239,500
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	325		384,262
5.00%, 11/15/26 (c)	250		296,219
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/26 (c)	100		114,040
4.00%, 01/01/26 (c)	165		185,959
4.00%, 01/01/31 (c)	750		910,338
5.00%, 01/01/26 (c)	685		809,844
5.00%, 01/01/26	135		159,177
5.00%, 01/01/27 (c)	140		168,918
5.00%, 01/01/27 (c)	400		485,194
5.00%, 01/01/27 (c)	700		840,394
5.00%, 01/01/31 (c)	750		976,218
5.00%, 07/01/29 (c)	1,155		1,465,360
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400		1,786,086
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	90		101,696
4.00%, 06/01/26 (c)	160		180,959
	Par (000’s	)	Value
Illinois (continued)
5.00%, 06/01/26 (c)	$250		$295,319
5.00%, 06/01/26 (c)	130		154,343
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/30 (c)	1,000		1,290,158
5.00%, 08/15/30 (c)	1,295		1,666,213
5.00%, 08/15/30 (c)	1,365		1,767,355
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
3.00%, 01/15/28 (c)	1,325		1,428,308
5.00%, 07/15/27	535		658,679
Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB) 5.00%, 05/15/25 (c)	125		143,088
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	500		531,966
Illinois Housing Development Authority, Series C (RB)
2.80%, 10/01/28 (c)	540		571,720
3.10%, 02/01/26 (c)	435		445,017
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/28 (c)	510		623,743
5.00%, 01/01/29	175		220,236
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	1,000		1,270,019
Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
5.00%, 01/01/24 (c)	120		131,578
5.00%, 01/01/24 (c)	215		235,547
Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
5.00%, 01/01/24 (c)	335		367,779
5.00%, 01/01/24 (c)	450		493,211
5.00%, 01/01/24 (c)	190		208,375
5.00%, 01/01/24 (c)	410		451,149
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
5.00%, 12/01/26 (c)	115		139,958
5.00%, 12/01/26 (c)	780		944,068
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/26 (c)	1,235		1,404,339
5.00%, 12/01/26 (c)	555		668,359
5.00%, 12/01/26 (c)	990		1,190,023
Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	565		663,994

See Notes to Financial Statements

69

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Regional Transportation Authority of Illinois, Series A (RB)
5.00%, 07/01/27 (c)	$1,645		$2,015,349
5.00%, 07/01/27 (c)	500		611,677
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/28 (c)	585		717,061
5.00%, 01/01/28 (c)	250		302,195
5.00%, 01/01/28 (c)	250		301,633
5.00%, 01/01/28 (c)	1,150		1,400,675
5.00%, 01/01/28 (c)	570		686,659
Sales Tax Securitization Corp., Series A (RB) (BAM) 5.00%, 01/01/30 (c)	155		194,640
State of Illinois (GO)
3.50%, 06/01/26 (c)	685		742,550
4.00%, 03/01/31 (c)	1,000		1,134,876
4.12%, 11/01/26 (c)	360		400,741
5.00%, 11/01/26 (c)	305		355,091
5.00%, 02/01/27 (c)	1,890		2,226,977
5.00%, 06/01/26 (c)	370		429,966
State of Illinois (GO) (AGC) 5.50%, 05/01/30	800		1,023,559
State of Illinois (RB)
3.00%, 06/15/26 (c)	680		713,933
3.00%, 06/15/26 (c)	300		313,419
3.00%, 06/15/26 (c)	320		334,314
3.00%, 06/15/26 (c)	495		518,162
5.00%, 06/15/26 (c)	400		470,965
State of Illinois Sales Tax (RB) 4.00%, 06/15/26 (c)	380		430,328
State of Illinois Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	2,000		2,196,249
State of Illinois Sales Tax Revenue (RB)
5.00%, 06/15/30	1,000		1,266,275
5.00%, 06/15/31	1,500		1,931,603
State of Illinois, Series A (GO)
5.00%, 12/01/27 (c)	1,000		1,168,410
5.00%, 03/01/31	500		626,785
5.00%, 03/01/31 (c)	1,000		1,238,627
5.00%, 05/01/28 (c)	2,250		2,654,535
5.25%, 12/01/27 (c)	1,200		1,439,172
State of Illinois, Series A (RB) 5.00%, 06/15/26 (c)	100		117,741
State of Illinois, Series B (GO)
5.00%, 11/01/29 (c)	1,000		1,234,840
5.00%, 09/01/27	515		615,896
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105		4,865,155
State of Illinois, Series D (GO)
3.25%, 11/01/26	275		301,284
5.00%, 11/01/27 (c)	3,910		4,663,925
State of Illinois, Series D (RB) 5.00%, 06/15/26 (c)	620		721,258
			77,423,920
	Par (000’s	)	Value
Indiana: 0.9%
Ball State University, Series R (RB) 5.00%, 07/01/27	$585		$716,667
Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	15		17,826
Indiana Finance Authority (RB) 4.00%, 10/01/31 (c)	2,500		3,043,068
Indiana Finance Authority Highway, Series C (RB)
5.00%, 12/01/26 (c)	160		193,657
5.00%, 12/01/26 (c)	340		410,715
5.00%, 06/01/28	420		529,090
Indiana Finance Authority, Parkview Health, Series A (RB) 5.00%, 11/01/27	250		309,280
Indiana Finance Authority, Series A (RB)
5.00%, 02/01/28 (c)	200		247,598
5.00%, 02/01/29 (c)	175		220,645
5.00%, 02/01/29 (c)	220		276,570
Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	130		153,669
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/28 (c)	1,000		1,250,544
5.00%, 02/01/28 (c)	610		760,523
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/29 (c)	1,250		1,571,421
5.00%, 02/01/29 (c)	105		133,168
5.00%, 06/01/29	935		1,203,361
5.00%, 08/01/26 (c)	160		192,509
5.00%, 08/01/26 (c)	1,000		1,204,929
5.00%, 08/01/26 (c)	100		119,884
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	35		35,263
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250		305,923
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
5.00%, 02/01/29	710		906,880
5.00%, 02/01/29 (c)	1,715		2,168,586
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	160		184,381
Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	185		220,605
			16,376,762

See Notes to Financial Statements

70

	Par (000’s	)	Value
Iowa: 0.3%
Iowa Finance Authority (RB)
5.00%, 08/01/26	$110		$132,542
5.00%, 08/01/27 (c)	1,000		1,224,872
5.00%, 08/01/27 (c)	1,000		1,235,971
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/31 (c)	500		657,917
5.00%, 08/01/31 (c)	1,000		1,314,151
Southeast Polk Community School District, Series A (GO) 2.00%, 05/01/28 (c)	1,000		1,002,321
State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	125		148,611
			5,716,385
Kansas: 0.7%
Butler County Unified School District No. 385 (GO)
4.00%, 09/01/27 (c)	300		345,296
4.00%, 09/01/27 (c)	500		579,156
5.00%, 09/01/27 (c)	250		310,020
5.00%, 09/01/27 (c)	500		620,040
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750		874,979
Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	210		237,131
Johnson County, Kansas Unified School District No. 512, Series A (GO) 3.00%, 10/01/30 (c)	2,500		2,745,929
Kansas Development Finance Authority, AdventHealth Obligated Group, Series A (RB) 5.00%, 11/15/31 (p)	3,950		5,254,222
Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	380		406,376
Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	125		146,321
State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
5.00%, 09/01/27 (c)	150		182,510
5.00%, 09/01/27 (c)	630		769,539
5.00%, 09/01/27 (c)	775		944,800
State of Kansas, Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/25 (c)	295		342,983
Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	250		283,304
	Par (000’s	)	Value
Kansas (continued)
			$14,042,606
Kentucky: 0.3%
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	$200		232,741
Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	100		123,731
Kentucky State Property and Building Commission No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	1,285		1,579,132
Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	165		195,571
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/27	380		464,822
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
5.00%, 10/01/26 (c)	290		344,174
5.00%, 10/01/26 (c)	55		65,390
Louisville/Jefferson County Metro Government Health System, Series D (RB) 5.00%, 10/01/29 (c) (p)	1,000		1,274,565
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	20		23,641
University of Kentucky, Series A (RB) (ST)
3.00%, 04/01/26 (c)	770		817,134
4.00%, 04/01/26 (c)	500		566,459
			5,687,360
Louisiana: 0.9%
City of New Orleans LA (GO)
5.00%, 12/01/30 (c)	1,000		1,266,005
5.00%, 12/01/30 (c)	2,000		2,526,439
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 4.00%, 12/01/28 (c)	250		286,648
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615		785,396
Jefferson Sales Tax District, Series B (RB) (AGM)
4.00%, 12/01/29 (c)	500		593,796
5.00%, 12/01/27 (c)	280		343,749
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	620		673,776

See Notes to Financial Statements

71

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
3.25%, 10/01/27 (c)	$200		$213,025
5.00%, 10/01/27 (c)	990		1,196,593
Louisiana Public Facilities Authority (RB) 5.00%, 04/01/30 (c)	1,000		1,257,690
Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,000		1,260,896
State of Louisiana, Series A (GO)
3.50%, 04/01/27 (c)	150		164,755
5.00%, 03/01/29 (c)	115		144,814
5.00%, 03/01/30 (c)	930		1,196,959
5.00%, 04/01/27 (c)	565		683,091
5.00%, 09/01/26 (c)	640		762,348
State of Louisiana, Series A (GO) (BAM)
5.00%, 03/01/30 (c)	910		1,168,673
5.00%, 03/01/30 (c)	425		541,074
State of Louisiana, Series A (RB) 5.00%, 09/01/27	385		475,205
State of Louisiana, Series B (GO)
5.00%, 10/01/27	150		185,701
5.00%, 08/01/26 (c)	200		238,215
5.00%, 08/01/26 (c)	205		245,274
State of Louisiana, Series D (GO)
3.00%, 09/01/26 (c)	200		213,811
5.00%, 09/01/26 (c)	100		119,383
			16,543,316
Maryland: 3.3%
City of Baltimore, Consolidated Public Improvement, Series B (GO)
5.00%, 10/15/27	280		347,320
5.00%, 10/15/27 (c)	250		309,192
County of Baltimore (GO)
4.00%, 03/01/30 (c)	1,140		1,376,614
5.00%, 03/01/30	945		1,233,784
5.00%, 03/01/30 (c)	325		421,859
County of Baltimore (GO) (AGC)
4.00%, 03/01/29 (c)	1,925		2,293,725
County of Baltimore (GO) (FANNIE MAE) 5.00%, 03/01/28	1,250		1,565,176
County of Montgomery, Series A (GO)
3.00%, 08/01/30 (c)	750		854,558
5.00%, 12/01/24 (c)	20		22,731
County of Montgomery, Series C (GO)
	Par (000’s	)	Value
Maryland (continued)
4.00%, 10/01/27 (c)	$1,070		$1,255,221
Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	15		17,433
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
5.00%, 05/01/26 (c)	750		883,429
5.00%, 05/01/26 (c)	250		294,462
5.00%, 05/01/26 (c)	250		294,592
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,000		1,226,312
Maryland Transportation Authority (RB)
3.00%, 07/01/27 (c)	300		324,608
3.00%, 07/01/27 (c)	510		552,686
3.00%, 09/01/27 (c)	500		545,451
Maryland Transportation Authority Transportation Facilities Projects, Series A (RB)
3.00%, 07/01/31 (c)	2,000		2,138,978
5.00%, 07/01/30	1,900		2,493,166
Prince George’s County, Series A (GO)
5.00%, 07/15/28 (c)	1,150		1,447,835
5.00%, 07/15/28 (c)	2,500		3,111,114
5.00%, 07/15/28	1,000		1,263,361
Prince George’s County, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000		1,188,324
State of Maryland Department of Transportation (RB) 2.12%, 10/01/29 (c)	2,000		1,992,609
State of Maryland, Department of Transportation (RB)
3.00%, 11/01/24 (c)	1,000		1,075,513
3.00%, 11/01/24 (c)	520		555,447
3.12%, 05/01/25 (c)	855		914,105
4.00%, 05/01/25 (c)	780		867,821
4.00%, 05/01/28 (c)	750		881,924
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	2,340		2,435,057
State of Maryland, State and Local Facilities Loan, First Series (GO)
4.00%, 06/01/24 (c)	485		528,730
5.00%, 03/15/28	2,385		2,990,857
5.00%, 03/15/28 (c)	1,000		1,249,340
5.00%, 03/15/29 (c)	3,000		3,805,472

See Notes to Financial Statements

72

	Par (000’s	)	Value
Maryland (continued)
State of Maryland, State and Local Facilities Loan, First Series A (GO)
3.12%, 03/15/28 (c)	$250		$276,563
4.00%, 03/15/27 (c)	1,185		1,375,949
5.00%, 03/15/28	680		852,739
5.00%, 03/15/29	1,000		1,283,032
5.00%, 03/15/30 (c)	5,500		7,160,597
State of Maryland, State and Local Facilities Loan, First Series A (GO) (SAW) 5.00%, 03/01/28	2,000		2,505,681
State of Maryland, State and Local Facilities Loan, Second Series (GO)
4.00%, 08/01/28 (c)	530		628,619
5.00%, 08/01/27	125		154,458
5.00%, 08/01/28 (c)	1,000		1,254,860
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 3.00%, 08/01/27 (c)	1,000		1,095,712
State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/28	2,400		3,037,040
Washington Suburban Sanitary District, Second Series (GO)
5.00%, 06/01/26 (c)	750		890,785
5.00%, 06/01/27 (c)	550		671,425
Washington Suburban Sanitary District, Second Series (RB) 4.00%, 12/01/30 (c)	525		646,080
			64,592,346
Massachusetts: 2.3%
City of Boston, Series A (GO) 5.00%, 03/01/29	100		128,280
Commonwealth of Massachusetts (GO) 5.00%, 09/01/28	2,000		2,531,245
Commonwealth of Massachusetts Transportation Fund Revenue (RB) 5.00%, 06/01/31 (c)	800		1,046,505
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980		1,091,844
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/26 (c)	155		184,656
5.00%, 07/01/26 (c)	1,860		2,210,364
5.00%, 07/01/26 (c)	600		714,121
Commonwealth of Massachusetts, Series C (GO)
3.00%, 02/01/24 (c)	400		418,540
5.00%, 05/01/23 (c)	205		219,229
5.00%, 05/01/23 (c)	350		373,966
	Par (000’s	)	Value
Massachusetts (continued)
5.00%, 05/01/30	$1,000		$1,305,199
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		3,547,652
Commonwealth of Massachusetts, Series C (GO) (SAW) 5.00%, 05/01/27	495		607,290
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/30 (c)	2,000		2,415,636
5.00%, 07/01/30 (c)	365		468,966
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/27 (c)	1,275		1,384,812
5.00%, 11/01/27 (c)	100		123,418
5.00%, 11/01/30 (c)	1,000		1,309,553
Commonwealth of Massachusetts, Series F (GO) 5.00%, 05/01/27	440		539,813
Commonwealth of Massachusetts, Series I (GO)
5.00%, 12/01/26 (c)	10		12,061
5.00%, 12/01/26 (c)	500		601,123
Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
4.00%, 12/01/27 (c)	450		519,840
5.00%, 06/01/26 (c)	20		23,810
Massachusetts Bay Transportation Authority, Series A (RB)
0.00%, 07/01/26 (c) ^	130		110,439
2.00%, 07/01/26 (c)	210		220,112
Massachusetts Clean Water Trust , Series 23-A (RB) 5.00%, 02/01/31 (c)	540		703,748
Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,000		1,242,417
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,000		1,276,612
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000		1,244,791
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255		316,571

See Notes to Financial Statements

73

VANECK INTERMEDIATE MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	$2,905		$3,346,443
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	200		236,441
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130		158,753
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
4.00%, 07/15/26 (c)	2,065		2,356,635
5.00%, 07/15/26 (c)	480		571,116
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500		583,584
Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	450		475,397
Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	150		157,045
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	125		149,804
Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	1,500		1,941,667
Massachusetts Water Resources Authority, Series C (RB)
5.00%, 08/01/26 (c)	685		815,293
5.00%, 08/01/27 (c)	2,115		2,589,278
University of Massachusetts Building Authority, Series 1 (RB)
5.00%, 11/01/29 (c)	475		608,777
5.00%, 11/01/29 (c)	750		958,641
5.00%, 05/01/29 (c)	1,220		1,541,158
University of Massachusetts Building Authority, Series 1 (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500		641,533
University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,020		1,263,096
			45,287,274
	Par (000’s	)	Value
Michigan: 1.1%
Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	$285		$336,888
Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	340		425,709
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
5.00%, 07/01/26 (c)	250		297,693
5.00%, 07/01/26 (c)	250		296,684
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
5.00%, 07/01/26 (c)	570		678,740
5.00%, 07/01/26 (c)	290		344,738
5.00%, 07/01/26 (c)	500		595,639
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	30		35,830
5.00%, 07/01/26 (c)	1,025		1,218,470
Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	130		154,538
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	155		185,592
5.00%, 07/01/26 (c)	875		1,049,477
Michigan Finance Authority (RB) 5.00%, 12/01/30 (c)	500		639,269
Michigan Finance Authority, 2006 Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 12/01/30	1,000		1,247,415
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project (RB) (SAW) 5.00%, 11/01/28 (c)	2,645		3,353,936
Michigan Finance Authority, Clean Water, Series B (RB)
5.00%, 10/01/25	110		129,165
5.00%, 10/01/26	100		120,973
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140		149,272
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
5.00%, 10/01/24 (c)	725		814,547
5.00%, 11/15/26 (c)	150		180,102
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 5.00%, 12/01/27 (c)	260		318,046

See Notes to Financial Statements

74

	Par (000’s	)	Value
Michigan (continued)
5.00%, 06/01/27 (c)	$75		$91,179
Michigan State Building Authority, Series I (RB)
5.00%, 10/15/25 (c)	5		5,879
5.00%, 10/15/25 (c)	25		29,398
5.00%, 10/15/25 (c)	10		11,637
5.00%, 10/15/26 (c)	570		679,261
5.00%, 10/15/26 (c)	540		644,663
5.00%, 10/15/26 (c)	120		142,427
5.00%, 10/15/26 (c)	515		614,268
5.00%, 10/15/26 (c)	125		148,827
Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	100		124,638
Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	480		504,996
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 06/01/26 (c)	1,370		1,445,857
3.35%, 06/01/26 (c)	170		179,352
State of Michigan Trunk Line Revenue (RB) 5.00%, 11/15/31 (c)	1,900		2,508,664
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410		442,596
State of Michigan, Environmental Program, Series A (GO)
3.00%, 05/15/30 (c)	750		833,208
5.00%, 12/01/25 (c)	10		11,796
Wayne County Airport Authority, Deroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	560		702,333
			21,693,702
Minnesota: 1.2%
City of Maple Grove, Minnesota Health Care Facilities (RB)
3.38%, 05/01/27 (c)	180		193,699
3.50%, 05/01/27 (c)	460		497,170
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125		154,534
County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	760		834,105
County of Hennepin, Series B (GO) 5.00%, 12/15/28 (c)	1,000		1,266,097
	Par (000’s	)	Value
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	$200		$250,310
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/27 (c)	325		388,694
5.00%, 01/01/27 (c)	515		617,057
Minnesota Housing Finance Agency, Series A (RB) 3.30%, 07/01/25 (c)	45		46,137
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,231,152
Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	500		600,411
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) 5.00%, 02/01/25 (c)	750		858,541
State of Minnesota, State Trunk Highway, Series B (GO)
2.25%, 08/01/26 (c)	555		575,086
3.00%, 08/01/26 (c)	500		548,154
4.00%, 08/01/26 (c)	585		673,602
5.00%, 08/01/28	100		126,543
State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	120		134,182
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 10/01/27 (c)	400		495,264
5.00%, 08/01/29 (c)	1,000		1,273,175
5.00%, 08/01/29 (c)	1,000		1,278,041
5.00%, 08/01/29	400		517,220
5.00%, 08/01/30 (c)	2,000		2,586,984
5.00%, 08/01/30 (c)	2,000		2,593,826
State of Minnesota, Various Purpose, Series D (GO)
2.25%, 08/01/26 (c)	925		974,016
3.00%, 10/01/27 (c)	1,000		1,110,839
3.00%, 10/01/27 (c)	1,000		1,104,265
University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	805		994,475
Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,000		1,081,448
			23,005,027
Mississippi: 0.4%
State of Mississippi, Series A (GO)
5.00%, 10/01/27 (c)	300		368,168
5.00%, 10/01/27 (c)	430		530,438
5.00%, 10/01/27 (c)	650		799,497

See Notes to Financial Statements

75

VANECK INTERMEDIATE MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Mississippi (continued)
5.00%, 10/01/27 (c)	$880		$1,084,481
5.00%, 10/01/27 (c)	405		497,511
5.00%, 10/01/27 (c)	500		614,438
State of Mississippi, Series A (RB)
5.00%, 10/15/28 (c)	400		494,622
5.00%, 10/15/28 (c)	550		675,257
5.00%, 10/15/28 (c)	1,000		1,231,665
State of Mississippi, Series B (GO)
4.00%, 10/01/29 (c)	295		351,680
5.00%, 12/01/26 (c)	155		186,776
5.00%, 12/01/26 (c)	850		1,025,396
			7,859,929
Missouri: 0.6%
City of Kansas City, Downtown Arena Project, Series E (RB) 5.00%, 04/01/25 (c)	290		330,093
City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	745		913,780
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,837,404
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	250		310,676
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15		16,831
Platte County Park Hill School District (GO) (SAW)
3.00%, 03/01/26 (c)	225		239,237
3.00%, 03/01/26 (c)	105		111,929
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650		770,005
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/28 (c)	615		729,117
4.00%, 03/01/28 (c)	1,035		1,219,885
4.00%, 03/01/29 (c)	1,415		1,670,578
5.00%, 03/01/29 (c)	450		563,406
St. Louis County, Series A (RB)
2.00%, 12/01/28 (c)	1,045		1,055,591
4.00%, 12/01/28 (c)	1,345		1,599,966
			11,368,498
Montana: 0.0%
Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	150		190,541
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/32	1,280		1,670,975
	Par (000’s	)	Value
Nebraska (continued)
5.00%, 09/01/34	$300		$403,161
Douglas County Hospital Authority No. 2 (RB) 4.00%, 05/15/26 (c)	115		130,151
Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	100		122,302
Omaha Public Power District, Electric System, Series A (RB) (SAW) 5.00%, 02/01/29 (c)	1,125		1,422,541
			3,749,130
Nevada: 1.3%
Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	300		359,697
Clark County School District (GO) 5.00%, 06/15/31	530		693,857
Clark County School District, Series A (GO) (AGM)
5.00%, 06/15/30 (c)	915		1,170,635
5.00%, 06/15/30 (c)	1,000		1,286,326
Clark County School District, Series B (GO)
4.00%, 11/01/26 (c)	155		177,066
4.00%, 11/01/26 (c)	250		284,937
Clark County School District, Series B (GO) (AGM) 5.00%, 06/15/29	1,000		1,277,068
Clark County School District, Series C (GO)
5.00%, 12/15/25 (c)	200		233,978
5.00%, 12/15/27 (c)	1,050		1,270,690
Clark County Water Reclamation District (GO) 3.00%, 07/01/26 (c)	630		691,130
Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB)
5.00%, 07/01/27	415		509,949
5.00%, 07/01/29 (c)	1,200		1,514,427
Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,000		1,175,106
Clark County, Limited Tax, Series A (GO)
5.00%, 06/01/28 (c)	1,110		1,377,087
5.00%, 06/01/28 (c)	150		184,189
Clark County, Limited Tax, Series C (GO)
3.00%, 07/01/27 (c)	270		288,952
3.00%, 07/01/27 (c)	500		537,201
3.00%, 07/01/27 (c)	305		328,297
Clark County, McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	275		348,645

See Notes to Financial Statements

76

	Par (000’s	)	Value
Nevada (continued)
Clark County, Nevada Highway (RB) (AGM) 2.00%, 07/01/31 (c)	$3,000		$2,787,191
County of Clark NV (RB) (AGM) 2.00%, 07/01/31 (c)	2,000		1,904,567
County of Clark, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470		594,300
Las Vegas Valley Water District, Series A (GO)
4.00%, 02/01/27 (c)	500		566,257
5.00%, 06/01/26 (c)	190		226,473
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB)
4.00%, 06/01/27 (c)	1,000		1,142,180
5.00%, 06/01/27 (c)	795		965,622
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c)	325		358,024
4.00%, 06/01/28 (c)	760		878,805
4.00%, 06/01/28 (c)	760		880,223
Truckee Meadows Water Authority (RB)
5.00%, 07/01/26 (c)	355		419,686
5.00%, 07/01/26 (c)	30		35,602
			24,468,167
New Hampshire: 0.1%
New Hampshire Municipal Bond Bank (RB) 5.00%, 08/15/29	2,000		2,588,081
New Jersey: 4.3%
Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	500		527,035
City of Ocean City (GO) 2.25%, 09/15/26 (c)	250		258,296
County of Hudson (GO)
2.00%, 11/15/28 (c)	685		669,971
2.00%, 11/15/28 (c)	2,000		1,981,019
2.12%, 11/15/28 (c)	265		259,661
County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	600		643,796
New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	275		310,067
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755		813,237
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	$260		$324,404
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (ST) 4.00%, 11/01/27	755		878,754
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,000		1,243,024
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	380		460,457
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	420		487,985
5.50%, 12/15/26 (c)	275		335,222
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/27 (c)	250		298,734
5.00%, 06/15/27	245		297,374
5.00%, 06/15/27 (c)	935		1,113,505
5.00%, 06/15/27 (c)	615		730,686
5.00%, 06/15/27 (c)	340		405,865
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,250		1,543,752
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080		1,237,215
New Jersey Economic Development Authority, State House Project, Series B (RB)
4.00%, 12/15/28 (c)	1,290		1,510,755
5.00%, 12/15/28 (c)	315		385,949
5.00%, 06/15/26	315		373,975
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	230		255,413
New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB)

See Notes to Financial Statements

77

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
5.00%, 07/01/26 (c)	$400		$473,865
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	1,000		971,423
2.00%, 03/01/31 (c)	1,975		1,906,281
2.00%, 03/01/31 (c)	6,000		5,748,841
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500		612,173
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,000		1,225,756
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
3.00%, 07/01/26 (c)	1,585		1,678,823
3.38%, 07/01/27 (c)	360		394,471
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,590		1,807,205
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
3.00%, 07/01/26 (c)	115		121,383
3.12%, 07/01/26 (c)	150		158,958
New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	925		997,509
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	2,900		3,564,458
5.00%, 01/01/28 (c)	115		141,448
5.00%, 01/01/28 (c)	1,080		1,327,350
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,330		2,715,064
5.00%, 12/15/27	500		613,913
5.00%, 12/15/28	500		625,147
5.00%, 12/15/28 (c)	1,395		1,707,474
5.00%, 12/15/28 (c)	1,000		1,217,026
5.00%, 12/15/28 (c)	1,100		1,343,140
5.00%, 06/15/26 (c)	435		509,236
5.00%, 06/15/31 (c)	500		643,507
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
	Par (000’s	)	Value
New Jersey (continued)
4.10%, 06/15/26 (c)	$780		$873,467
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/27 (c)	135		152,888
5.00%, 01/01/27 (c)	270		323,468
5.00%, 01/01/27 (c)	1,625		1,954,280
New Jersey Turnpike Authority, Series E (RB)
5.00%, 01/01/28 (c)	200		245,997
5.00%, 01/01/28 (c)	115		142,426
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	1,000		1,224,839
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130		2,469,388
State of New Jersey, Series A (GO) 3.00%, 06/01/32	250		278,477
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	3,000		2,925,827
2.00%, 12/01/29 (c)	3,000		3,070,472
2.00%, 12/01/29 (c)	3,000		2,839,532
5.00%, 12/01/29 (c)	5,000		6,210,743
5.00%, 12/01/29 (c)	5,000		6,249,751
5.00%, 06/01/27 (c)	400		484,386
5.00%, 06/01/27	625		757,712
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/27	360		434,273
5.00%, 06/01/28 (c)	2,000		2,415,868
5.00%, 06/01/28 (c)	195		237,340
5.00%, 06/01/28 (c)	225		269,834
5.00%, 06/01/28 (c)	500		605,630
5.00%, 06/01/28 (c)	250		301,131
			82,318,331
New York: 15.4%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,555		1,753,339
City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500		531,989
City of New York NY (GO)
4.00%, 08/01/31 (c)	600		710,500
5.00%, 08/01/30	415		541,408
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485		549,324
5.00%, 08/01/25 (c)	380		441,059
5.00%, 08/01/26 (c)	1,810		2,158,439
5.00%, 08/01/27	550		677,181
5.00%, 08/01/27 (c)	540		662,653
City of New York, Series A-1 (GO) 5.00%, 08/01/29	1,000		1,284,474

See Notes to Financial Statements

78

	Par (000’s	)	Value
New York (continued)
City of New York, Series B-1 (GO)
4.00%, 12/01/26 (c)	$250		$284,214
5.00%, 10/01/27 (c)	100		121,507
5.00%, 10/01/29 (c)	1,125		1,425,073
5.00%, 10/01/29 (c)	500		635,824
5.00%, 11/01/30	1,000		1,310,451
5.00%, 12/01/26 (c)	395		475,243
5.25%, 10/01/27 (c)	920		1,139,406
City of New York, Series C (GO)
5.00%, 02/01/27 (c)	225		271,767
5.00%, 08/01/27	275		338,590
City of New York, Series C and D (GO)
5.00%, 02/01/26 (c)	110		129,475
5.00%, 02/01/28 (c)	820		1,019,175
5.00%, 02/01/28 (c)	1,250		1,530,272
City of New York, Series C-1 (GO) (SBG) 5.00%, 08/01/28	1,000		1,259,470
City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,000		2,609,195
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565		1,963,171
City of New York, Series E (GO) 5.00%, 08/01/26 (c)	540		643,954
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	1,015		1,249,226
5.25%, 03/01/28 (c)	1,000		1,244,338
5.25%, 03/01/28 (c)	1,500		1,874,893
City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	250		306,920
City of New York, Series I-A (GO) 4.00%, 10/01/30 (c)	2,000		2,356,510
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	400		501,195
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	1,865		2,419,020
City of New York, Series L-6 (GO)
5.00%, 04/01/28	175		218,706
5.00%, 04/01/29 (c)	1,000		1,265,408
City of Troy Capital Resource Corp., Series A (RB) 5.00%, 09/01/30 (c)	500		631,482
County of Nassau, Series C (GO)
5.00%, 10/01/27	310		380,460
5.00%, 10/01/27 (c)	600		729,146
County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	345		402,935
Hudson Yards Infrastructure Corp., Series A (RB)
	Par (000’s	)	Value
New York (continued)
5.00%, 02/15/27 (c)	$3,025		$3,641,300
5.00%, 02/15/27 (c)	1,030		1,234,929
5.00%, 02/15/27 (c)	1,700		2,035,526
5.00%, 02/15/27 (c)	460		549,664
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	500		611,061
5.00%, 09/01/27 (c)	305		372,724
5.00%, 09/01/27 (c)	750		912,903
Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	450		482,038
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	40		48,083
Metropolitan Transportation Authority (RB)
5.00%, 11/15/30	1,000		1,272,168
5.00%, 05/15/28 (c)	1,540		1,844,681
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	340		376,902
Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/27 (c)	155		186,317
Metropolitan Transportation Authority, Series B (RB)
4.00%, 11/15/26 (c)	1,825		2,016,416
4.00%, 11/15/26 (c)	215		237,977
5.00%, 11/15/26 (c)	310		368,683
5.00%, 11/15/27	865		1,052,733
5.00%, 11/15/28	380		467,512
5.00%, 11/15/28	380		467,512
Metropolitan Transportation Authority, Series B-2 (RB)
5.00%, 11/15/26 (c)	15		17,908
5.00%, 11/15/27 (c)	1,185		1,446,219
5.00%, 11/15/27	400		496,134
5.00%, 11/15/27 (c)	200		244,199
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	395		438,659
4.00%, 05/15/28 (c)	410		453,908
4.00%, 05/15/28 (c)	1,240		1,387,200
5.00%, 11/15/26 (c)	1,175		1,373,781
5.00%, 11/15/26 (c)	155		184,341
5.00%, 11/15/26 (c)	900		1,065,226
5.00%, 11/15/27	500		608,677
5.00%, 05/15/28 (c)	2,540		3,023,950
5.00%, 05/15/28 (c)	1,445		1,727,376
5.00%, 05/15/28 (c)	470		567,176
5.00%, 05/15/28 (c)	810		962,557
5.00%, 05/15/28 (c)	1,260		1,532,927
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		785,501
Metropolitan Transportation Authority, Series D (RB)

See Notes to Financial Statements

79

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
3.12%, 11/15/26 (c)	$265		$277,589
4.00%, 11/15/26 (c)	400		444,014
5.00%, 11/15/26 (c)	1,115		1,312,909
5.00%, 11/15/26 (c)	1,805		2,115,781
5.00%, 05/15/28 (c)	535		636,934
5.00%, 05/15/28 (c)	1,570		1,871,844
5.00%, 05/15/28 (c)	1,085		1,299,662
Monroe County Industrial Development Corp. (RB) 3.00%, 12/01/30 (c)	865		912,908
New York City Housing Development Corp. (RB) (FHA 542(C)) 2.10%, 05/01/29 (c)	1,000		986,775
New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,100		1,107,883
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.10%, 05/01/29 (c)	1,340		1,334,172
New York City Industrial Development Agency (RB) (AGM)
4.00%, 01/01/31 (c)	500		605,836
4.00%, 09/01/30 (c)	1,500		1,780,000
5.00%, 01/01/31	1,200		1,570,698
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 2.00%, 01/01/31 (c)	1,250		1,178,641
New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW)
3.00%, 07/15/31 (c)	1,400		1,519,150
4.00%, 07/15/31 (c)	1,375		1,637,237
5.00%, 07/15/31 (c)	1,000		1,320,594
New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
5.00%, 07/15/25 (c)	135		157,069
5.00%, 07/15/28 (c)	1,010		1,256,785
New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	500		619,988
5.00%, 07/15/28 (c)	100		124,434
5.25%, 07/15/28 (c)	415		521,846
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.00%, 07/15/28 (c)	1,010		1,252,376
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	$2,000		$2,148,585
5.00%, 11/01/30 (c)	3,000		3,847,492
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	630		712,483
5.00%, 05/01/26 (c)	160		187,617
5.00%, 05/01/26 (c)	450		531,363
5.00%, 05/01/26 (c)	880		1,037,832
5.00%, 05/01/26 (c)	280		331,714
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	260		292,214
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	115		132,165
5.00%, 08/01/26 (c)	690		821,412
5.00%, 08/01/26 (c)	540		642,567
5.00%, 08/01/26 (c)	530		632,302
5.00%, 08/01/26 (c)	895		1,064,077
5.00%, 08/01/27 (c)	350		425,531
5.00%, 08/01/27 (c)	125		153,633
5.00%, 08/01/27 (c)	1,000		1,218,605
5.00%, 08/01/28 (c)	780		971,371
5.00%, 08/01/30 (c)	1,000		1,297,514
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/25 (c)	20		23,477
5.00%, 05/01/27 (c)	2,280		2,772,377
5.00%, 05/01/27 (c)	900		1,087,097
5.00%, 08/01/30 (c)	855		1,111,551
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/30 (c)	4,500		5,751,371
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	100		109,669
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	155		176,623
5.00%, 02/01/27 (c)	1,190		1,440,486

See Notes to Financial Statements

80

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	$6,000		$7,389,748
New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
4.00%, 10/01/26 (c)	745		851,135
4.00%, 10/01/26 (c)	850		974,139
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,000		1,291,036
New York City Water and Sewer System, Series BB (RB)
5.00%, 06/15/27 (c)	595		729,937
5.00%, 06/15/27 (c)	310		375,638
New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/31	1,865		2,492,793
New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	215		260,917
New York City Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500		635,722
New York State Dormitory Authority (RB)
3.00%, 09/15/30 (c)	1,620		1,733,464
4.00%, 02/15/27 (c)	475		540,095
4.00%, 07/01/31 (c)	1,000		1,193,437
4.00%, 09/15/30 (c)	1,135		1,340,880
5.00%, 02/15/27 (c)	1,375		1,667,276
5.00%, 02/15/27 (c)	1,000		1,203,521
5.00%, 03/15/28	930		1,160,018
5.00%, 08/01/28	545		671,216
5.00%, 08/01/28 (c)	1,000		1,220,628
New York State Dormitory Authority, Columbia University (RB) 5.00%, 04/01/26 (c)	170		202,300
New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	115		146,795
New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	25		31,113
New York State Dormitory Authority, Cornell University, Series A (RB) 4.00%, 07/01/26 (c)	200		225,910
New York State Dormitory Authority, Cornell University, Series D (RB)
5.00%, 07/01/33	110		153,273
5.00%, 07/01/34	1,100		1,554,996
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	$800		$911,240
New York State Dormitory Authority, Memorial Sloan- Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,000		1,185,916
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB)
5.00%, 08/01/27	315		380,956
5.00%, 08/01/28 (c)	890		1,082,292
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	250		298,641
New York State Dormitory Authority, New York State University, Series B (RB) 5.00%, 07/01/25 (c)	20		23,036
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/26 (c)	260		309,338
5.00%, 07/01/27 (c)	250		306,148
5.00%, 07/01/27 (c)	200		242,414
5.00%, 07/01/27 (c)	475		585,187
5.00%, 07/01/27 (c)	250		303,163
5.00%, 07/01/28 (c)	385		481,079
5.00%, 07/01/29 (c)	100		128,284
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM)
5.00%, 10/01/27 (c)	100		122,655
5.00%, 10/01/27 (c)	635		784,993
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	650		783,180
5.00%, 10/01/26 (c)	1,325		1,590,805
5.00%, 10/01/26 (c)	200		239,695
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	525		603,401
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM) 2.00%, 07/01/29 (c)	850		866,126
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	500		598,905

See Notes to Financial Statements

81

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
4.00%, 03/15/31 (c)	$2,795		$3,296,794
5.00%, 02/15/27 (c)	595		715,483
5.00%, 03/15/25 (c)	195		221,954
5.00%, 03/15/25 (c)	150		172,029
5.00%, 03/15/29	100		127,447
5.00%, 03/15/29 (c)	1,645		2,063,564
5.00%, 03/15/29 (c)	2,030		2,553,241
5.00%, 03/15/29 (c)	3,910		4,891,025
5.00%, 03/15/29	1,285		1,637,687
5.00%, 03/15/30	3,000		3,895,860
5.00%, 03/15/31 (c)	4,000		5,203,937
5.00%, 08/15/26 (c)	1,040		1,249,104
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 08/15/27 (c)	2,270		2,759,257
5.00%, 08/15/27 (c)	640		791,698
5.00%, 08/15/27 (c)	2,000		2,444,411
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385		425,655
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30 (c)	2,000		2,542,642
5.00%, 02/15/30	1,435		1,860,518
5.00%, 08/15/26 (c)	940		1,122,634
5.00%, 08/15/26 (c)	540		648,573
5.00%, 08/15/26 (c)	315		377,348
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/30 (c)	115		146,645
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/25 (c)	320		365,989
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 01/01/27 (c)	250		298,200
5.00%, 03/15/24 (c)	340		376,244
5.00%, 03/15/24 (c)	115		127,230
5.00%, 03/15/27 (c)	2,110		2,546,691
5.00%, 03/15/27 (c)	305		370,091
5.00%, 03/15/27 (c)	1,000		1,207,040
5.00%, 03/15/27 (c)	515		623,395
5.00%, 09/15/26 (c)	140		167,655
5.00%, 09/15/26 (c)	2,380		2,858,958
5.00%, 09/15/26 (c)	60		71,630
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 09/15/25 (c)	170		198,123
	Par (000’s	)	Value
New York (continued)
5.00%, 09/15/25 (c)	$120		$140,353
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520		641,974
5.00%, 03/15/28 (c)	1,220		1,500,970
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	2,560		3,136,349
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,000		1,207,164
New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	385		456,022
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/26 (c)	415		494,171
5.00%, 06/15/26 (c)	765		912,092
5.00%, 06/15/27 (c)	150		182,852
5.00%, 06/15/27 (c)	405		497,885
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,250		1,595,490
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495		535,326
5.00%, 06/15/27 (c)	500		609,691
5.00%, 06/15/27 (c)	1,000		1,220,281
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	1,000		993,875
New York State Thruway Authority (RB) 5.00%, 03/15/31 (c)	800		1,032,600
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	650		759,633
5.00%, 01/01/26 (c)	600		700,273
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	800		929,764
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	1,120		1,240,951
5.00%, 01/01/28 (c)	1,500		1,833,972
5.00%, 01/01/28 (c)	1,300		1,585,618

See Notes to Financial Statements

82

	Par (000’s	)	Value
New York (continued)
New York State Urban Development Corp. (RB) 5.00%, 09/15/31 (c)	$4,500		$5,880,111
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/27 (c)	325		391,012
5.00%, 03/15/27 (c)	750		906,122
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000		1,181,392
4.00%, 09/15/30 (c)	1,000		1,192,411
5.00%, 03/15/28	500		625,418
5.00%, 09/15/27 (c)	350		428,319
5.00%, 09/15/27 (c)	2,000		2,442,859
5.00%, 09/15/30 (c)	250		320,508
New York State Urban Development Corp., State Sales Tax, Series A (RB) 5.00%, 09/15/29 (c)	1,000		1,274,232
New York Transportation Development Corp. (RB) 5.00%, 12/01/30	1,150		1,458,952
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30 (c)	1,000		1,244,217
5.00%, 12/01/30 (c)	750		935,010
Port Authority of New York & New Jersey (RB) 5.00%, 07/15/30 (c)	1,000		1,286,299
Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	300		358,246
Port Authority of New York and New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c)	840		1,037,151
5.00%, 11/15/27 (c)	1,000		1,228,305
5.00%, 11/15/27 (c)	2,500		3,067,084
Port Authority of New York and New Jersey, Series 209 (RB)
5.00%, 07/15/28	255		322,536
5.00%, 07/15/28 (c)	500		617,867
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500		621,781
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	500		634,695
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c)	3,975		4,697,539
4.00%, 07/15/30 (c)	2,600		3,085,498
5.00%, 07/15/30 (c)	1,000		1,282,136
	Par (000’s	)	Value
New York (continued)
State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	$730		$748,597
State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	85		86,982
State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615		638,151
State of New York Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460		484,896
State of New York Mortgage Agency, Series 208 (RB) (AGC) 3.60%, 04/01/27 (c)	550		568,989
Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10		11,131
Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	20		23,700
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,341,232
5.00%, 05/15/27 (c)	1,350		1,636,868
5.00%, 05/15/27 (c)	1,255		1,519,811
5.00%, 05/15/27 (c)	1,000		1,223,903
5.00%, 05/15/27 (c)	1,035		1,258,961
5.00%, 05/15/27 (c)	1,070		1,297,500
5.00%, 05/15/27 (c)	1,550		1,878,213
Triborough Bridge and Tunnel Authority, Series C (RB)
5.00%, 11/15/27	1,565		1,942,089
5.00%, 11/15/28	500		634,961
Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/30 (c)	1,000		1,300,275
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	130		156,775
5.00%, 06/01/27 (c)	1,140		1,351,465
5.00%, 06/01/27 (c)	500		591,630
5.00%, 06/01/27 (c)	845		996,796
5.00%, 06/01/27 (c)	285		341,671
Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	200		235,850
Utility Debt Securitization Authority, Series A (RB)
5.00%, 12/15/25 (c)	310		365,567
5.00%, 06/15/25 (c)	360		417,866
5.00%, 06/15/26 (c)	500		590,895
5.00%, 06/15/26 (c)	610		723,321
Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,135		1,347,551
			297,983,358

See Notes to Financial Statements

83

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(unaudited) (continued)

	Par (000’s	)	Value
North Carolina: 2.1%
Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	$450		$514,820
Charlotte-Mecklenburg Hospital Authority, Atrium Health Variable Rate Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000		4,004,063
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	100		111,185
City of Charlotte (GO) 5.00%, 06/01/27	250		308,270
County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	590		642,029
County of Mecklenburg, Series A (GO)
4.00%, 04/01/27 (c)	900		1,043,917
4.00%, 04/01/27 (c)	1,000		1,159,956
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250		255,940
County of New Hanover, New Hanover Regional Medical Center (RB)
5.00%, 10/01/27	590		725,145
5.00%, 10/01/27 (c)	1,300		1,598,448
County of Union, Enterprise Systems (RB) 4.00%, 06/01/31 (c)	1,000		1,242,267
County of Wake (RB)
3.00%, 03/01/31 (c)	1,500		1,687,035
4.00%, 03/01/31 (c)	850		1,043,791
County of Wake, Series A (RB)
3.12%, 08/01/28 (c)	150		165,858
5.00%, 12/01/26 (c)	500		603,533
North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	130		154,977
North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	10		11,197
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	365		446,270
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,266,480
North Carolina Turnpike Authority, Triangle Expressway System (RB)
	Par (000’s	)	Value
North Carolina (continued)
5.00%, 01/01/27 (c)	$500		$584,548
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
5.00%, 01/01/27 (c)	945		1,131,333
5.00%, 01/01/29 (c)	380		474,194
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	890		1,039,277
4.00%, 01/01/28 (c)	360		419,716
4.00%, 01/01/28 (c)	800		930,847
State of North Carolina (RB)
5.00%, 03/01/28	1,500		1,871,930
5.00%, 03/01/31 (c)	1,000		1,311,495
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625		628,971
State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/29 (c)	2,500		3,155,994
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	1,000		1,100,113
3.00%, 06/01/28 (c)	380		416,428
5.00%, 06/01/28 (c)	1,140		1,426,594
5.00%, 06/01/30 (c)	1,100		1,441,005
State of North Carolina, Series A (RB)
5.00%, 05/01/28	1,440		1,806,287
5.00%, 05/01/29 (c)	1,000		1,273,778
State of North Carolina, Series B (GO) 5.00%, 06/01/26 (c)	420		500,225
State of North Carolina, Series B (RB)
3.00%, 05/01/27 (c)	800		872,620
5.00%, 05/01/27 (c)	880		1,074,103
5.00%, 05/01/27	215		263,902
5.00%, 05/01/28	1,200		1,505,239
			40,213,780
North Dakota: 0.1%
County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	410		485,027
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB)
3.55%, 07/01/27 (c)	255		272,328
3.75%, 07/01/27 (c)	850		894,488

See Notes to Financial Statements

84

	Par (000’s	)	Value
North Dakota (continued)
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	$325		$344,600
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) (NATL) 3.35%, 11/01/21 (c)	50		50,000
North Dakota Public Finance Authority, Series A (RB)
5.00%, 10/01/24 (c)	300		338,237
5.00%, 10/01/24 (c)	365		411,068
			2,795,748
Ohio: 3.0%
Akron Bath Copley Joint Township Hospital District (RB)
4.00%, 11/15/30 (c)	1,000		1,164,371
4.00%, 11/15/30 (c)	1,000		1,156,163
Buckeye Tobacco Settlement Financing Authority (RB) 5.00%, 06/01/30 (c)	500		628,278
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	3,000		3,740,255
5.00%, 06/01/30 (c)	2,000		2,501,578
City of Cincinnati (GO) 4.00%, 12/01/27 (c)	975		1,145,852
City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	500		617,763
City of Columbus, Series 1 (GO)
4.00%, 10/01/27 (c)	200		233,349
5.00%, 10/01/27 (c)	750		928,620
5.00%, 10/01/27 (c)	250		309,817
City of Columbus, Various Purpose, Series A (GO)
4.00%, 08/15/25 (c)	380		428,310
5.00%, 04/01/30	1,000		1,309,626
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,245		1,584,690
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250		1,607,057
5.00%, 02/01/28 (c)	115		142,461
5.00%, 02/01/28 (c)	1,030		1,272,994
5.00%, 06/01/30 (c)	1,000		1,291,760
County of Butler (RB)
4.00%, 11/15/27 (c)	400		452,017
5.00%, 11/15/27 (c)	1,805		2,168,497
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
	Par (000’s	)	Value
Ohio (continued)
5.00%, 02/15/27 (c)	$100		$117,889
5.00%, 02/15/27 (c)	250		296,545
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
5.00%, 11/01/27 (c)	125		153,373
5.00%, 11/01/27 (c)	120		147,341
County of Franklin, Series A (RB) 5.00%, 11/01/27 (c)	145		177,856
County of Hamilton, Hospital Facilities, Series A (RB) 5.00%, 08/15/27	945		1,160,382
County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	340		407,759
County of Hamilton, Sewer System, Series A (RB) 5.00%, 12/01/29 (c)	1,000		1,284,348
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB) 5.00%, 11/15/27	355		431,683
County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	165		176,530
Cuyahoga Community College District (GO)
4.00%, 06/01/26 (c)	500		565,532
4.00%, 06/01/26 (c)	350		396,712
Kent State University (RB) 5.00%, 05/01/26 (c)	20		23,580
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000		1,108,975
Ohio Turnpike and Infrastructure Commission, Series A (RB) (ST)
5.00%, 02/15/28 (c)	500		613,225
5.00%, 02/15/28 (c)	500		614,370
5.00%, 02/15/28 (c)	500		611,598
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,020		1,279,432
Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	125		149,245
Ohio Water Development Authority, Fresh Water, Series B (RB)
5.00%, 12/01/26 (c)	200		241,514
5.00%, 12/01/26 (c)	1,000		1,207,015
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 12/01/27	1,000		1,243,026
5.00%, 12/01/27	2,000		2,486,051

See Notes to Financial Statements

85

VANECK INTERMEDIATE MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
5.00%, 06/01/27 (c)	$960		$1,171,763
5.00%, 06/01/30 (c)	1,000		1,296,451
Ohio Water Development Authority, Water Pollution Control, Series B (RB)
5.00%, 12/01/25 (c)	20		23,512
5.00%, 12/01/25 (c)	40		47,077
State of Ohio (RB) 5.00%, 12/15/32	500		686,589
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	480		531,289
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/28 (c)	760		879,215
5.00%, 01/01/28 (c)	140		172,670
5.00%, 01/01/28 (c)	425		526,932
5.00%, 01/01/28	1,255		1,559,842
5.00%, 01/01/28 (c)	130		159,948
5.00%, 01/01/28 (c)	135		166,951
State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
5.00%, 04/01/28 (c)	805		986,165
5.00%, 04/01/28 (c)	615		756,714
5.00%, 04/01/28 (c)	640		785,440
State of Ohio, Common Schools, Series A (GO)
5.00%, 03/15/24 (c)	500		554,053
5.00%, 03/15/24 (c)	25		27,627
State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	395		487,088
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	165		175,619
State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	550		653,188
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000		1,217,618
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,000		1,254,366
State of Ohio, Infrastructure Project, Series 1 (RB)
5.00%, 12/15/30	200		264,360
5.00%, 12/15/31	1,225		1,648,578
State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	225		268,715
	Par (000’s	)	Value
Ohio (continued)
State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	$100		$123,212
State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	500		599,646
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	2,225		2,892,294
Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	100		114,123
			57,608,484
Oklahoma: 0.3%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
3.00%, 09/01/26 (c)	330		358,098
5.00%, 09/01/26 (c)	405		484,803
Grand River Dam Authority, Series A (RB)
5.00%, 12/01/26 (c)	410		496,184
5.00%, 12/01/26 (c)	100		120,715
5.00%, 12/01/26 (c)	515		620,512
Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	750		810,328
Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	155		175,005
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	565		676,388
Oklahoma Turnpike Authority, Series E (RB)
5.00%, 01/01/27 (c)	300		361,630
5.00%, 01/01/27 (c)	155		187,908
Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	530		615,233
Tulsa Public Facilities Authority (RB) 4.00%, 10/01/26	250		287,487
			5,194,291
Oregon: 1.6%
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720		921,404
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM)

See Notes to Financial Statements

86

	Par (000’s	)	Value
Oregon (continued)
5.00%, 08/15/30 (c)	$700		$893,378
City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	410		466,204
City of Portland Oregon, Sewer System Revenue (RB) 3.00%, 09/01/30 (c)	2,350		2,585,322
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285		1,590,752
Deschutes Public Library District (GO) 4.00%, 06/01/31 (c)	2,000		2,405,268
Hillsboro School District No 1J (GO) (SBG) 4.00%, 06/15/30 (c)	870		1,039,805
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/27 (c)	590		715,979
5.00%, 06/15/27 (c)	1,000		1,221,644
Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,045		1,366,968
Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
0.01%, 06/15/27 (c)	1,010		727,538
0.01%, 06/15/27 (c)	1,215		917,947
Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	500		574,408
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280		1,431,025
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/26 (c)	195		230,112
5.00%, 10/01/26 (c)	430		509,171
Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	120		146,198
Portland Community College District (GO) 5.00%, 06/15/26 (c)	115		137,285
Salem-Keizer School District No 24J (GO) (SBG) 4.00%, 06/15/30 (c)	2,000		2,376,320
Salem-Keizer School District No. 24J (GO) (SBG)
4.00%, 06/15/28 (c)	475		553,006
5.00%, 06/15/28 (c)	545		678,225
Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	125		151,696
	Par (000’s	)	Value
Oregon (continued)
State of Oregon Department of Transportation (RB) 5.00%, 11/15/29 (c)	$1,650		$2,102,272
State of Oregon Housing & Community Services Department (RB) (AGM) 3.55%, 07/01/27 (c)	245		261,380
State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	690		837,904
State of Oregon, Department of Transportation, Series A (RB) 5.00%, 11/15/30 (c)	1,000		1,301,204
State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	450		517,796
State of Oregon, Housing and Community Services Department, Series D (RB) 3.80%, 01/01/28 (c)	700		763,385
State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	145		175,525
State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	10		11,871
Tri-County Metropolitan Transportation District of Oregon (RB) 5.00%, 09/01/29 (c)	1,220		1,544,737
Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
3.25%, 04/01/28 (c)	570		619,865
5.00%, 10/01/26	405		485,165
			30,260,759
Pennsylvania: 3.8%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/28 (c)	1,120		1,362,063
5.00%, 04/01/28 (c)	1,000		1,234,544
5.00%, 07/15/28	290		362,526
5.00%, 07/15/29 (c)	360		456,729
5.00%, 07/15/29 (c)	810		1,018,471
Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM) 4.00%, 12/01/26 (c)	100		113,884
City of Philadelphia (GO) (AGM)
5.00%, 08/01/27	320		393,996
5.00%, 08/01/27 (c)	380		461,748
City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	880		1,046,712

See Notes to Financial Statements

87

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia, Series A (GO)
5.00%, 08/01/27 (c)	$750		$909,018
5.00%, 08/01/27 (c)	100		120,559
5.00%, 08/01/27 (c)	750		913,808
City of Philadelphia, Series A (RB) 5.00%, 07/01/29	1,500		1,905,951
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000		1,164,051
City of Philadelphia, Series B (GO)
5.00%, 02/01/28	415		512,317
5.00%, 08/01/29 (c)	100		125,564
5.00%, 08/01/29 (c)	300		380,651
5.00%, 08/01/29 (c)	1,500		1,860,316
Commonwealth Financing Authority, Series A (RB)
5.00%, 06/01/28	800		998,524
5.00%, 06/01/29	1,000		1,271,156
5.00%, 06/01/30 (c)	250		323,253
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
5.00%, 06/01/28 (c)	415		503,595
5.00%, 06/01/28 (c)	775		949,380
5.00%, 06/01/28 (c)	265		323,301
Commonwealth of Pennsylvania (GO) 4.00%, 05/15/31 (c)	2,000		2,442,638
Commonwealth of Pennsylvania, First Series (GO)
3.00%, 01/01/27 (c)	510		549,802
3.00%, 05/01/30 (c)	900		983,265
4.00%, 01/01/27 (c)	600		685,571
5.00%, 02/01/26 (c)	500		589,211
Commonwealth of Pennsylvania, First Series (GO) (SBG) 5.00%, 07/15/28	1,300		1,639,479
Commonwealth of Pennsylvania, Second Series (GO)
3.00%, 09/15/26 (c)	1,055		1,129,107
4.00%, 09/15/26 (c)	170		194,633
5.00%, 01/15/27 (c)	430		520,632
5.00%, 09/15/26 (c)	400		480,073
Commonwealth of Pennsylvania, Second Series (GO) (AGM) 3.00%, 09/15/26 (c)	395		422,336
County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	750		857,340
Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
	Par (000’s	)	Value
Pennsylvania (continued)
4.00%, 06/01/26 (c)	$20		$22,547
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000		2,535,634
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	630		774,987
Pennsylvania Economic Development Financing Authority, UPMC (RB)
4.00%, 09/15/26 (c)	215		242,091
4.00%, 09/15/26 (c)	100		112,377
5.00%, 09/15/26 (c)	385		455,646
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/27 (c)	1,000		1,095,405
4.00%, 11/15/27 (c)	205		234,680
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125		147,055
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 4.00%, 06/15/26 (c)	775		865,632
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
3.12%, 08/15/27 (c)	150		162,165
5.00%, 08/15/27 (c)	270		328,907
5.00%, 08/15/27 (c)	275		336,033
5.00%, 08/15/27 (c)	1,000		1,228,973
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425		443,510
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700		726,963
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	540		568,937
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,620		1,724,393
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB)

See Notes to Financial Statements

88

	Par (000’s	)	Value
Pennsylvania (continued)
3.20%, 10/01/26 (c)	$300		$315,127
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) (AGC) 3.70%, 04/01/27 (c)	2,000		2,158,563
Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	20		23,824
Pennsylvania Turnpike Commission (RB)
5.00%, 12/01/25 (c)	550		642,729
5.00%, 12/01/25 (c)	430		502,927
5.00%, 12/01/26 (c)	110		133,104
5.00%, 12/01/27 (c)	300		364,904
5.00%, 12/01/27	1,000		1,233,027
5.00%, 12/01/27 (c)	250		304,946
5.00%, 12/01/28 (c)	895		1,128,500
5.00%, 06/01/31 (c)	700		910,307
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	450		541,412
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	750		899,103
5.00%, 12/01/26 (c)	15		17,892
5.00%, 12/01/26 (c)	310		372,940
5.00%, 12/01/29 (c)	500		638,283
Pennsylvania Turnpike Commission, Series A-2 (RB)
5.00%, 12/01/27 (c)	100		123,272
5.00%, 12/01/27 (c)	175		213,282
Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	510		610,757
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	760		915,990
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	205		246,325
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	110		126,459
Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	10		11,361
Philadelphia Gas Works Co., Fourteenth Series (RB)
5.00%, 10/01/26 (c)	680		807,028
5.00%, 10/01/26 (c)	735		873,854
5.00%, 10/01/26 (c)	970		1,152,226
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 09/01/31	$1,460		$1,925,069
5.00%, 09/01/32	2,000		2,692,339
5.00%, 09/01/33	2,000		2,748,682
Reading School District of Berks County (GO) (AGM) 5.00%, 03/01/27 (c)	170		202,637
School District of Philadelphia, Series A (GO) (SAW)
5.00%, 09/01/28 (c)	450		558,408
5.00%, 09/01/28 (c)	410		506,459
5.00%, 09/01/28 (c)	250		311,156
School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	485		575,137
School District of the City of Erie (GO) (AGM) 5.00%, 04/01/29 (c)	220		273,489
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	845		1,031,038
Sports & Exhibition Authority, Regional Asset District Sales Tax (RB) (AGM) 5.00%, 08/01/29 (c)	1,000		1,272,211
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	2,750		3,292,015
5.00%, 12/01/26 (c)	260		310,533
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	880		1,058,284
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	765		889,288
			74,127,026
Rhode Island: 0.2%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
5.00%, 06/15/26 (c)	380		449,836
5.00%, 06/15/26 (c)	230		273,763
Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB) 5.00%, 05/15/26 (c)	110		131,000
Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	1,000		995,283
Rhode Island Housing and Mortgage Finance Corp./RI (RB) 2.05%, 04/01/30 (c)	1,000		983,009

See Notes to Financial Statements

89

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(unaudited) (continued)

	Par (000’s	)	Value
Rhode Island (continued)
State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	$345		$377,019
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250		304,655
State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/24 (c)	180		202,671
			3,717,236
South Carolina: 0.8%
Aiken County Consolidated School District, Series A (GO)
4.00%, 04/01/29 (c)	1,000		1,183,232
4.00%, 04/01/29 (c)	535		629,164
Beaufort County School District (GO) 3.00%, 03/01/31 (c)	2,000		2,264,808
County of York (GO) (SAW) 5.00%, 04/01/24 (c)	185		205,733
Lancaster County School District (GO)
3.25%, 03/01/27 (c)	325		356,777
4.00%, 03/01/27 (c)	1,000		1,160,180
Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100		121,530
Piedmont Municipal Power Agency (RB) 5.00%, 01/01/31 (c)	1,000		1,286,063
Piedmont Municipal Power Agency (RB) (AGM) 5.00%, 01/01/28	2,250		2,751,225
South Carolina Public Service Authority (RB) (SAW) 5.00%, 12/01/30 (c)	3,000		3,870,833
South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,000		1,168,717
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/28 (c)	100		124,733
York County, South Carolina Fort Mill School District No. 4, Series B (GO)
3.00%, 03/01/27 (c)	325		351,866
3.00%, 03/01/27 (c)	500		540,508
			16,015,369
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB) 4.00%, 09/01/27 (c)	1,075		1,205,704
	Par (000’s	)	Value
South Dakota (continued)
5.00%, 09/01/27 (c)	$100		$118,778
5.00%, 09/01/27 (c)	255		303,045
South Dakota Housing Development Authority (RB) 3.70%, 11/01/26 (c)	345		367,107
			1,994,634
Tennessee: 1.4%
Chattanooga Health, Educational and Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	250		312,278
City of Memphis TN (GO) 5.00%, 05/01/31 (c)	900		1,195,761
County of Hamilton, Series A (GO) 5.00%, 04/01/28	500		628,768
Greeneville Health & Educational Facilities Board (RB) 5.00%, 07/01/28 (c)	525		650,457
Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
5.00%, 07/01/23 (c)	550		591,336
5.00%, 07/01/23 (c)	810		870,033
5.00%, 07/01/23 (c)	915		983,450
Knox County Health Educational and Housing Facility Board (RB)
5.00%, 04/01/27 (c)	700		812,301
5.00%, 04/01/27 (c)	490		571,590
Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	150		178,306
Memphis-Shelby County Industrial Development Board, Series B (RB) 5.00%, 11/01/26 (c)	720		864,082
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	545		620,205
4.00%, 07/01/26 (c)	580		660,028
4.00%, 07/01/27 (c)	590		689,980
4.00%, 07/01/27 (c)	275		318,435
4.00%, 07/01/27	335		393,771
5.00%, 07/01/26 (c)	235		278,828
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	130		153,474
New Memphis Arena Public Building Authority (RB) 0.00%, 04/01/31 (c) ^	2,625		1,757,542

See Notes to Financial Statements

90

	Par (000’s	)	Value
Tennessee (continued)
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	$3,000		$3,622,896
4.00%, 04/01/30 (c)	1,000		1,204,822
4.00%, 04/01/30 (c)	1,000		1,202,141
Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/27 (c)	200		237,376
State of Tennessee, Series A (GO) 5.00%, 08/01/26 (c)	500		595,396
Tennessee Energy Acquisition Corp. (RB) 5.00%, 11/01/31 (c) (p)	4,000		5,165,549
Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	370		390,067
Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	135		143,475
Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB) (ST)
5.00%, 11/01/27 (c)	285		349,394
5.00%, 11/01/27 (c)	750		920,713
5.00%, 11/01/27 (c)	395		483,842
5.00%, 11/01/27	365		453,717
			27,300,013
Texas: 8.7%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	910		1,038,879
4.00%, 02/15/27 (c)	675		769,844
5.00%, 02/15/25 (c)	140		160,022
5.00%, 02/15/27 (c)	700		846,780
5.00%, 02/15/27 (c)	880		1,066,364
Alvin Independent School District, Series A (GO)
5.00%, 02/15/26 (c)	500		588,486
5.00%, 02/15/26 (c)	645		762,138
Arlington Independent School District (GO)
4.00%, 02/15/29 (c)	500		593,625
4.00%, 02/15/29 (c)	1,000		1,189,019
Austin Independent School District (GO)
4.00%, 08/01/26 (c)	100		114,558
4.00%, 08/01/26 (c)	500		570,537
Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	500		602,725
Austin Independent School District, Series C (GO)
	Par (000’s	)	Value
Texas (continued)
5.00%, 08/01/26 (c)	$100		$119,922
Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	315		336,845
Bexar County Hospital District (GO)
3.00%, 02/15/26 (c)	385		409,814
4.00%, 02/15/26 (c)	115		129,427
4.00%, 02/15/26 (c)	250		279,132
5.00%, 02/15/26 (c)	1,315		1,544,072
5.00%, 02/15/28	305		379,575
Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	250		305,016
Board of Regents of the University of Texas System, Series A (RB)
3.00%, 05/15/31 (c)	1,000		1,108,503
5.00%, 07/01/25 (c)	575		665,215
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/26 (c)	125		149,543
5.00%, 08/15/29	500		645,724
Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	200		233,640
Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	520		641,817
Board of Regents of the University of Texas System, Series J (RB)
5.00%, 08/15/25	215		251,163
5.00%, 08/15/26 (c)	25		30,000
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	930		1,200,616
City of Arlington, Senior Lien Special Tax (ST) (AGM)
5.00%, 02/15/25 (c)	150		171,188
5.00%, 02/15/25 (c)	305		347,226
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	100		118,881
City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	15		17,536
City of Austin, Water and Wastewater System (RB)
5.00%, 11/15/26 (c)	360		433,625
5.00%, 11/15/26 (c)	995		1,197,401
5.00%, 11/15/26 (c)	2,180		2,633,019
5.00%, 11/15/27 (c)	235		290,776
City of Dallas (GO) 5.00%, 02/15/27 (c)	500		605,313

See Notes to Financial Statements

91

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
City of Dallas, Series A (GO)
3.00%, 02/15/29 (c)	$600		$645,376
5.00%, 02/15/30	2,600		3,336,908
City of Dallas, Series B (GO)
3.00%, 02/15/29 (c)	415		446,385
4.00%, 02/15/29 (c)	500		582,283
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	900		1,085,853
5.00%, 10/01/26 (c)	565		680,764
5.00%, 10/01/26 (c)	600		722,292
City of Dallas, Waterworks and Sewer System, Series C (RB)
5.00%, 10/01/30 (c)	1,000		1,300,292
5.00%, 10/01/30 (c)	1,000		1,307,421
City of Denton, Utility System (RB)
5.00%, 12/01/26 (c)	1,000		1,177,894
5.00%, 12/01/26 (c)	965		1,142,905
City of El Paso (GO)
4.00%, 08/15/26 (c)	110		125,391
4.00%, 08/15/26 (c)	100		114,395
5.00%, 08/15/25 (c)	125		145,922
City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	455		504,778
City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	235		290,399
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/28 (c)	1,000		1,229,410
5.00%, 07/01/28 (c)	125		154,130
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	4,500		5,859,466
City of Houston, Combined Utility System, First Lien, Series B (RB)
5.00%, 11/15/26 (c)	105		126,935
5.00%, 11/15/26	555		673,086
5.00%, 11/15/26 (c)	220		265,839
5.00%, 11/15/27	285		353,482
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,500		1,819,445
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	750		939,312
5.00%, 11/15/28 (c)	1,000		1,252,981
City of Houston, Public Improvement, Series A (GO)
4.00%, 03/01/27 (c)	2,000		2,245,387
5.00%, 03/01/27 (c)	1,000		1,206,507
5.00%, 03/01/29 (c)	1,000		1,259,249
5.00%, 03/01/29 (c)	1,000		1,267,204
	Par (000’s	)	Value
Texas (continued)
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	$515		$602,717
5.00%, 03/01/26 (c)	180		210,558
5.00%, 03/01/27 (c)	500		599,947
5.00%, 03/01/27 (c)	520		622,831
City of Lubbock (GO) 5.00%, 02/15/25 (c)	105		120,164
City of San Antonio (GO) 5.00%, 08/01/28 (c)	205		255,974
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	1,000		1,218,746
5.00%, 08/01/26 (c)	110		131,119
5.00%, 08/01/26 (c)	125		149,514
5.00%, 08/01/27 (c)	100		121,393
5.00%, 08/01/27 (c)	1,000		1,215,772
City of San Antonio, General Improvement (GO)
5.00%, 02/01/24 (c)	350		386,992
5.00%, 08/01/29 (c)	325		415,884
Collin County Community College District (GO)
3.25%, 08/15/27 (c)	500		547,218
4.00%, 08/15/27 (c)	925		1,073,843
Colorado River Municipal Water District (RB) 5.00%, 01/01/28	190		233,339
Conroe Independent School District (GO)
5.00%, 02/15/27 (c)	665		801,244
5.00%, 02/15/28 (c)	100		123,045
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	320		377,093
County of Bexar (GO)
4.00%, 06/15/25 (c)	520		580,194
4.00%, 06/15/25 (c)	150		167,022
5.00%, 06/15/26 (c)	880		1,046,557
5.00%, 06/15/26 (c)	290		345,179
County of Dallas (GO)
5.00%, 08/15/26 (c)	250		301,050
5.00%, 08/15/26 (c)	260		313,775
County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	750		890,379
County of Fort Bend, Series B (GO)
4.00%, 03/01/26 (c)	500		565,061
5.00%, 03/01/26 (c)	20		23,674
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 08/15/26	115		138,363
5.00%, 08/15/26 (c)	675		804,397
5.00%, 08/15/26 (c)	160		190,920
5.00%, 08/15/26 (c)	195		234,411
5.00%, 08/15/26 (c)	670		799,133
5.00%, 08/15/26 (c)	190		227,310
5.00%, 08/15/26 (c)	695		828,951

See Notes to Financial Statements

92

	Par (000’s	)	Value
Texas (continued)
County of Harris, Unlimited Tax Road, Series A (GO)
5.00%, 10/01/25 (c)	$395		$462,478
5.00%, 10/01/25 (c)	645		754,638
Cypress-Fairbanks Independent School District (GO)
3.00%, 02/15/26 (c)	360		387,775
4.00%, 02/15/31 (c)	1,500		1,809,488
5.00%, 02/15/26 (c)	125		147,179
5.00%, 02/15/28	250		311,991
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500		565,478
5.00%, 02/15/29 (c)	1,805		2,280,186
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,835		2,356,358
Dallas Area Rapid Transit, Senior Lien, Series A (RB)
5.00%, 12/01/24 (c)	185		211,004
5.00%, 12/01/25 (c)	130		152,599
5.00%, 12/01/25 (c)	165		193,610
Dallas County Hospital District (GO)
5.00%, 08/15/27	285		349,596
5.00%, 08/15/28	575		721,399
Dallas County Utility and Reclamation District (GO) 5.00%, 02/15/28	540		662,059
Dallas Independent School District (GO) 4.00%, 02/15/30 (c)	1,000		1,214,624
Eagle Mountain and Saginaw Independent School District (GO)
4.00%, 02/15/26 (c)	335		378,985
5.00%, 02/15/26 (c)	10		11,802
El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	250		275,976
El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	115		129,894
Fort Bend Independent School District (GO)
4.00%, 08/15/27 (c)	635		737,566
5.00%, 08/15/27 (c)	255		311,783
5.00%, 08/15/27 (c)	100		122,897
Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	110		130,387
Fort Worth Independent School District (GO) 5.00%, 02/15/26 (c)	500		590,108
Frisco Independent School District (GO)
4.00%, 02/15/27 (c)	880		1,009,236
4.00%, 02/15/27 (c)	500		572,336
4.00%, 08/15/30 (c)	1,350		1,655,272
	Par (000’s	)	Value
Texas (continued)
5.00%, 02/15/29 (c)	$2,000		$2,502,692
Garland Independent School District (GO)
4.00%, 02/15/25 (c)	165		183,008
5.00%, 02/15/25 (c)	120		137,330
Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	200		248,735
Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	250		290,923
Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	480		561,591
Harris County Hospital District (RB)
3.00%, 02/15/26 (c)	365		384,457
3.12%, 02/15/26 (c)	570		600,671
4.00%, 02/15/26 (c)	100		109,750
4.00%, 02/15/26 (c)	100		109,605
Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950		1,091,416
5.00%, 11/15/27 (c)	850		1,039,742
5.00%, 11/15/27 (c)	300		368,436
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	330		424,651
Harris County, Flood Control District, Series A (GO)
5.00%, 10/01/25 (c)	630		738,960
5.00%, 10/01/25 (c)	275		321,978
Harris County, Flood Control District, Series A (RB)
5.00%, 10/01/27 (c)	210		257,969
5.00%, 10/01/27 (c)	250		309,856
Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	400		468,332
Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	260		320,572
Hays Consolidated Independent School District (GO)
4.00%, 02/15/27 (c)	800		907,581
4.00%, 02/15/27 (c)	500		568,067
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	540		653,262
5.00%, 02/15/27 (c)	750		907,963
Houston Independent School District, Limited Tax School House, Series A (GO)

See Notes to Financial Statements

93

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
5.00%, 02/15/26 (c)	$400		$472,086
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605		753,667
Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	210		237,005
Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	120		144,080
Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	100		114,689
Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	400		450,372
Lewisville Independent School District, Series B (GO)
5.00%, 08/15/25 (c)	145		169,329
5.00%, 08/15/25 (c)	550		639,358
Lone Star College System (GO) 5.00%, 02/15/26 (c)	400		467,838
Lower Colorado River Authority (RB)
5.00%, 05/15/30	1,000		1,290,221
5.00%, 05/15/30 (c)	1,250		1,575,340
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/26 (c)	320		377,950
5.00%, 05/15/26 (c)	275		327,637
Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	90		109,135
Montgomery Independent School District (GO) 5.00%, 02/15/25 (c)	100		114,301
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (AGC) 4.00%, 08/15/27 (c)	250		283,210
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (NATL) 5.00%, 08/15/27 (c)	250		304,543
North Harris County Regional Water Authority (RB)
5.00%, 12/15/26 (c)	245		297,244
5.00%, 12/15/26 (c)	250		300,938
5.00%, 12/15/26 (c)	205		248,140
North Texas Municipal Water District, Water System (RB)
	Par (000’s	)	Value
Texas (continued)
5.00%, 09/01/26 (c)	$715		$848,997
5.00%, 09/01/26 (c)	500		596,832
5.00%, 09/01/26 (c)	45		53,762
5.00%, 09/01/26 (c)	400		478,093
North Texas Tollway Authority (RB) 4.00%, 01/01/31 (c)	2,250		2,654,116
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	2,000		2,378,688
4.00%, 01/01/31 (c)	1,975		2,380,992
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/26 (c)	575		672,029
5.00%, 01/01/26 (c)	460		538,447
5.00%, 01/01/26 (c)	295		343,917
5.00%, 01/01/26 (c)	500		583,926
5.00%, 01/01/26 (c)	425		493,830
5.00%, 01/01/26 (c)	635		742,722
5.00%, 01/01/26 (c)	640		750,292
North Texas Tollway Authority, Second Tier, Series B (RB)
5.00%, 01/01/26 (c)	185		216,727
5.00%, 01/01/26 (c)	875		1,016,200
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	450		508,664
Northside Independent School District (GO) 5.00%, 08/15/27 (c)	880		1,071,347
Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	105		120,833
Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	545		637,032
Plano Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	100		118,440
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/30 (c)	740		966,552
San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	500		587,602
San Antonio Water System, Junior Lien, Series A (RB)
5.00%, 05/15/28 (c)	500		617,993
5.00%, 05/15/30 (c)	500		651,990
Socorro Independent School District, Series B (GO)
4.00%, 08/15/27 (c)	225		259,326
5.00%, 08/15/27 (c)	800		976,042
5.00%, 08/15/27 (c)	780		953,690
Spring Independent School District (GO) 5.00%, 08/15/25 (c)	45		52,311

See Notes to Financial Statements

94

	Par (000’s	)	Value
Texas (continued)
State of Texas, Finance Authority (GO) 5.00%, 10/01/26	$15		$18,130
State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/27 (c)	130		159,955
State of Texas, Transportation Commission, Highway Improvement (GO)
5.00%, 04/01/26 (c)	70		82,696
5.00%, 04/01/26 (c)	125		147,792
State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
5.00%, 04/01/26 (c)	400		472,934
5.00%, 04/01/26 (c)	500		591,645
State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	150		183,877
State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
5.00%, 10/01/27 (c)	465		570,229
5.00%, 10/01/27 (c)	240		294,203
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	80		94,919
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	140		173,848
Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/25 (c)	440		504,928
Tarrant Regional Water District (RB) 2.00%, 03/01/30 (c)	820		850,619
Texas A&M University, Series D (RB)
4.00%, 05/15/26 (c)	110		126,100
4.00%, 05/15/26 (c)	10		11,353
Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	100		121,516
Texas Department of Housing and Community Affairs, Series A (RB) 2.70%, 09/01/28 (c)	570		593,181
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/27	2,000		2,432,562
5.00%, 12/15/29	2,250		2,823,804
5.00%, 12/15/31	1,475		1,904,259
	Par (000’s	)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	$1,150		$1,344,842
4.00%, 12/31/30 (c)	1,390		1,630,068
Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	545		657,544
Texas State University System, Board of Regents, Series A (RB)
5.00%, 03/15/25 (c)	160		183,258
5.00%, 03/15/27 (c)	100		120,944
Texas State University System, Board of Regents, Series A (RB) (FHA) 4.00%, 03/15/29 (c)	650		754,398
Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/26 (c)	1,000		1,204,356
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	250		277,738
3.00%, 10/15/30 (c)	500		554,202
3.00%, 10/15/30 (c)	250		275,139
3.00%, 10/15/30 (c)	950		1,049,327
4.00%, 10/15/30 (c)	2,000		2,455,215
5.00%, 10/15/26 (c)	370		447,293
5.00%, 10/15/26 (c)	600		722,417
5.00%, 08/01/27 (c)	1,000		1,229,516
Texas Water Development Board, Series A (RB)
4.00%, 10/15/25 (c)	45		50,638
4.00%, 10/15/27 (c)	400		469,632
4.00%, 04/15/28 (c)	180		210,350
4.00%, 04/15/28 (c)	600		703,521
5.00%, 10/15/25 (c)	165		193,631
5.00%, 10/15/27 (c)	200		246,136
5.00%, 10/15/27 (c)	250		309,351
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	1,000		1,182,498
4.00%, 10/15/28 (c)	120		141,436
5.00%, 10/15/28 (c)	1,000		1,259,181
Trinity River Authority, Regional Wastewater System (RB)
5.00%, 08/01/27 (c)	670		823,354
5.00%, 08/01/27 (c)	285		348,216
University of North Texas, Series A (RB)
5.00%, 04/15/27 (c)	445		541,382
5.00%, 04/15/27 (c)	75		91,122
5.00%, 04/15/27 (c)	140		169,005
Via Metropolitan Transit Authority, Sales Tax (RB) 5.00%, 01/15/27 (c)	645		766,606

See Notes to Financial Statements

95

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
5.00%, 01/15/27 (c)	$135		$161,348
			167,168,366
Utah: 0.3%
Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	395		456,013
State of Utah (GO)
5.00%, 01/01/29 (c)	250		315,328
5.00%, 07/01/28	500		632,587
State of Utah, Series B (GO)
5.00%, 01/01/29 (c)	1,275		1,627,624
5.00%, 07/01/28	750		948,881
University of Utah, Series A (RB) (ST) 5.00%, 08/01/27 (c)	365		447,307
Utah Transit Authority, Subordinated Sales Tax (RB)
0.00%, 06/15/26 (c) ^	130		97,324
3.00%, 06/15/26 (c)	865		937,793
4.00%, 06/15/26 (c)	850		963,051
			6,425,908
Virginia: 2.2%
Arlington County, Public Improvement, Series A (GO) (SAW) 5.00%, 08/01/28	2,400		3,044,226
Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	650		784,436
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	1,520		1,789,496
Commonwealth of Virginia, Series A (GO) 2.00%, 06/01/31 (c)	1,020		1,023,830
County of Arlington (GO)
4.00%, 06/15/29 (c)	1,990		2,381,093
5.00%, 08/15/27 (c)	1,130		1,386,490
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375		388,406
County of Fairfax, Public Improvement, Series A (GO) (SAW)
5.00%, 04/01/28 (c)	750		935,570
5.00%, 04/01/29 (c)	1,755		2,243,307
Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	550		642,630
Loudoun County Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	1,500		1,673,755
Loudoun County, Series A (GO) (SAW) 5.00%, 12/01/29 (c)	750		974,617
Virginia Beach Development Authority, Series A (RB) 3.00%, 04/15/30 (c)	1,000		1,111,856
	Par (000’s	)	Value
Virginia (continued)
Virginia Beach Development Authority, Series A (RB) (AGM) 3.00%, 04/15/30 (c)	$1,000		$1,109,096
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750		3,014,173
4.00%, 02/01/30 (c)	1,500		1,791,908
5.00%, 02/01/26 (c)	110		130,133
5.00%, 02/01/26	130		154,094
5.00%, 02/01/28	2,500		3,123,918
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/28	250		312,392
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	110		118,757
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	880		1,088,711
5.00%, 02/01/28 (c)	120		148,911
5.00%, 02/01/28 (c)	450		554,105
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 3.00%, 09/01/27 (c)	775		842,089
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) (ST)
5.00%, 09/01/26 (c)	20		24,052
5.00%, 09/01/26 (c)	30		36,078
Virginia Commonwealth Transportation Board (RB)
5.00%, 05/15/26 (c)	100		119,289
5.00%, 05/15/27 (c)	400		489,879
5.00%, 09/15/26 (c)	20		24,046
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	180		208,867
5.00%, 11/15/27 (c)	800		985,908
5.00%, 11/15/27 (c)	120		147,996
Virginia Public Building Authority, Series A (RB)

See Notes to Financial Statements

96

	Par (000’s	)	Value
Virginia (continued)
3.00%, 08/01/26 (c)	$695		$748,949
3.00%, 08/01/28 (c)	400		438,721
3.12%, 08/01/28 (c)	1,050		1,157,458
4.00%, 08/01/27 (c)	250		292,276
5.00%, 08/01/26	325		390,419
5.00%, 08/01/28 (c)	700		875,615
5.00%, 08/01/28	870		1,098,978
5.00%, 08/01/30 (c)	1,000		1,297,653
Virginia Public Building Authority, Series A-2 (RB) 4.00%, 08/01/31 (c)	1,000		1,214,149
Virginia Public School Authority (RB) (SAW)
5.00%, 08/01/26 (c)	750		904,087
5.00%, 08/01/26 (c)	30		36,164
5.00%, 08/01/26 (c)	575		693,134
Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	365		424,533
Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	560		639,554
			43,015,804
Washington: 2.7%
Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	600		680,077
Central Puget Sound Regional Transit Authority, Series S-1 (RB)
5.00%, 11/01/25 (c)	110		129,506
5.00%, 11/01/26 (c)	110		132,846
City of Seattle WA Municipal Light & Power Revenue (RB) 4.00%, 07/01/31 (c)	1,000		1,210,110
City of Seattle, Drainage and Wastewater System (RB) 4.00%, 07/01/27 (c)	500		577,629
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	915		1,055,841
City of Seattle, Water System Improvement (RB)
4.00%, 02/01/27 (c)	115		131,214
5.00%, 02/01/27 (c)	500		601,873
5.00%, 08/01/26	20		24,078
County of King (GO) 5.00%, 01/01/29 (c)	750		940,152
Energy Northwest (RB) (AGM) 5.00%, 07/01/29 (c)	500		626,279
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/26 (c)	185		220,761
5.00%, 07/01/27 (c)	400		485,809
5.00%, 07/01/28 (c)	125		155,287
5.00%, 07/01/30 (c)	1,500		1,948,428
	Par (000’s	)	Value
Washington (continued)
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	$1,000		$1,257,915
5.00%, 07/01/30 (c)	1,415		1,818,048
Energy Northwest, Project 1 Electric, Series A (RB) 5.00%, 07/01/27 (c)	655		804,089
Energy Northwest, Project 3 Electric, Series A (RB)
5.00%, 07/01/26 (c)	130		155,327
5.00%, 07/01/27 (c)	325		398,976
Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	270		340,004
Energy Northwest, Project 3 Electric, Series C (RB) (AGM) 5.00%, 07/01/30 (c)	1,000		1,293,236
Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
4.00%, 06/01/26 (c)	125		141,263
4.00%, 06/01/26 (c)	520		590,400
King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	880		1,028,197
King County School District No. 401 (GO) (SBG)
3.12%, 12/01/26 (c)	690		745,733
5.00%, 12/01/26 (c)	700		842,976
King County School District No. 405 (GO) (SBG) 5.00%, 12/01/26 (c)	515		622,183
King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	635		720,969
King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	835		1,011,597
King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	840		976,115
King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	570		649,493
King County, Washington Limited Tax, Series E (GO) 5.00%, 12/01/25 (c)	500		588,909
Kitsap County School District No. 401 (GO) (SBG)
4.00%, 06/01/26 (c)	250		283,966
4.00%, 06/01/26 (c)	15		17,125
Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	845		1,047,160
Pierce County School District No. 403 (GO) (SBG)
5.00%, 06/01/29 (c)	500		634,411
5.00%, 06/01/29 (c)	200		251,872

See Notes to Financial Statements

97

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(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	$175		$198,692
Port of Seattle, Intermediate Lien (RB)
5.00%, 02/01/26 (c)	30		35,201
5.00%, 02/01/26 (c)	130		152,777
Port of Tacoma, Series A (GO)
5.00%, 12/01/26 (c)	500		603,784
5.00%, 12/01/26 (c)	110		132,407
Puyallup School District No. 3 (GO) (SBG)
5.00%, 06/01/27 (c)	100		121,583
5.00%, 06/01/27 (c)	565		684,065
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825		988,074
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000		1,303,365
State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO) 5.00%, 08/01/26 (c)	135		161,755
State of Washington, Series A (GO)
5.00%, 08/01/26 (c)	755		901,899
5.00%, 08/01/26 (c)	115		137,138
State of Washington, Series C (GO)
5.00%, 02/01/25 (c)	175		199,778
5.00%, 02/01/28 (c)	170		211,016
5.00%, 08/01/27 (c)	880		1,075,670
State of Washington, Series D (GO)
5.00%, 02/01/27 (c)	100		120,320
5.00%, 08/01/27 (c)	880		1,077,887
State of Washington, Series E (GO)
5.00%, 06/01/31 (c)	750		992,682
5.00%, 06/01/31 (c)	1,000		1,319,990
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/26 (c)	495		592,844
5.00%, 08/01/26 (c)	245		293,555
5.00%, 08/01/26 (c)	580		695,246
5.00%, 08/01/26 (c)	200		239,636
5.00%, 08/01/27 (c)	500		611,176
5.00%, 08/01/27 (c)	500		610,708
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/31 (c)	1,000		1,307,447
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	25		29,890
State of Washington, Various Purpose, Series R-B (GO)
	Par (000’s	)	Value
Washington (continued)
5.00%, 01/01/26 (c)	$105		$123,520
5.00%, 08/01/26 (c)	145		173,886
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 01/01/25 (c)	360		409,475
5.00%, 08/01/27 (c)	1,000		1,225,917
5.00%, 08/01/27 (c)	420		514,446
5.00%, 08/01/27 (c)	880		1,074,846
State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	720		819,437
University of Washington, Series C (RB) (AGC) 5.00%, 04/01/30	1,250		1,632,361
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB) 5.00%, 02/15/28 (c)	2,000		2,413,059
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) 5.00%, 10/01/28 (c)	225		279,353
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA) 5.00%, 10/01/28	645		813,946
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ST) 5.00%, 10/01/28 (c)	250		311,908
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760		888,148
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	1,720		1,974,166
			52,592,907
West Virginia: 0.3%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	270		330,654
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	500		630,500
5.00%, 06/01/29 (c)	1,000		1,273,391
State of West Virginia, Series B (GO)
5.00%, 06/01/28 (c)	675		843,498
5.00%, 06/01/28 (c)	200		249,210

See Notes to Financial Statements

98

	Par (000’s	)	Value
West Virginia (continued)
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26 (c)	$240		$284,263
West VIrginia Parkways Authority (RB) 5.00%, 06/01/31 (c)	1,500		1,964,790
			5,576,306
Wisconsin: 1.5%
City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,000		1,043,712
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/26	200		236,945
5.00%, 04/01/27	100		121,715
5.00%, 04/01/28	1,500		1,864,072
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350		380,249
Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
5.00%, 03/01/26 (c)	165		192,477
5.00%, 03/01/26 (c)	180		210,075
5.00%, 03/01/26 (c)	390		455,756
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,155		1,286,612
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 3.00%, 06/01/26 (c)	375		394,460
State of West Virginia, Series B (GO) 5.00%, 05/01/28	1,000		1,249,364
State of Wisconsin, Environmental Improvement Fund, Series A (RB)
5.00%, 06/01/25 (c)	100		115,466
5.00%, 06/01/25 (c)	220		254,874
5.00%, 06/01/25 (c)	150		173,836
5.00%, 06/01/25 (c)	185		213,826
5.00%, 06/01/25 (c)	185		214,397
State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
5.00%, 05/01/26 (c)	20		23,694
5.00%, 05/01/26 (c)	10		11,847
State of Wisconsin, Series 1 (GO)
5.00%, 05/01/25 (c)	15		17,336
5.00%, 05/01/27 (c)	655		800,840
5.00%, 05/01/27 (c)	460		558,428
5.00%, 05/01/27 (c)	250		305,137
	Par (000’s	)	Value
Wisconsin (continued)
State of Wisconsin, Series 2 (GO)
5.00%, 11/01/26	$315		$380,423
5.00%, 05/01/26 (c)	510		609,680
5.00%, 05/01/26 (c)	150		178,435
5.00%, 05/01/27 (c)	660		806,158
State of Wisconsin, Series 3 (GO)
5.00%, 11/01/22 (c)	145		151,958
5.00%, 05/01/27 (c)	450		546,289
5.00%, 05/01/27 (c)	500		606,511
5.00%, 05/01/27 (c)	295		360,079
State of Wisconsin, Series A (GO)
4.00%, 05/01/26 (c)	100		112,817
5.00%, 05/01/25 (c)	930		1,066,470
5.00%, 05/01/25 (c)	250		288,091
5.00%, 05/01/25 (c)	890		1,020,600
5.00%, 05/01/28	400		499,746
State of Wisconsin, Series A (RB) 5.00%, 05/01/26	160		191,036
State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	210		241,997
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	500		541,413
Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	500		553,287
Wisconsin Center District, Series C (RB) (AGM) 0.00%, 12/15/30 (c) ^	2,705		2,154,983
Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/24 (c)	565		635,107
Wisconsin Department of Transportation, Series 2 (RB)
5.00%, 07/01/27 (c)	115		140,651
5.00%, 07/01/27 (c)	480		585,611
Wisconsin Department of Transportation, Series A (RB)
5.00%, 07/01/24 (c)	140		157,252
5.00%, 07/01/24 (c)	940		1,051,834
5.00%, 07/01/24 (c)	510		573,283
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group, Series A (RB) 5.00%, 08/15/28 (c)	1,020		1,275,182
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	1,500		1,698,197
4.00%, 05/15/26 (c)	1,000		1,134,238
5.00%, 05/15/26 (c)	290		345,078

See Notes to Financial Statements

99

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(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
5.00%, 05/15/26 (c)	$35		$41,613
5.00%, 05/15/26 (c)	100		118,796
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500		576,213
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB)
	Par (000’s	)	Value
Wisconsin (continued)
5.00%, 04/01/27 (c)	$125		$148,743
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	155		176,105
			29,092,994
Total Municipal Bonds: 98.7% (Cost: $1,847,244,511)			1,905,256,298
Other assets less liabilities: 1.3%			25,302,810
NET ASSETS: 100.0%			$1,930,559,108

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	5.4%	$103,889,875
Health Care	7.0	133,174,331
Housing	1.9	36,058,282
Industrial Revenue	2.1	39,482,034
Leasing	8.0	151,795,792
Local	19.0	362,338,335
Power	3.8	73,633,628
Special Tax	10.4	197,842,046
State	18.7	355,969,026
Tobacco	1.3	24,950,085
Transportation	13.1	248,987,710
Water & Sewer	9.3	177,135,154
	100.0%	$1,905,256,298

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$1,905,256,298	$—	$1,905,256,298

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

100

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October 31, 2021 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.5%
Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	$210		$236,943
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	220		259,340
UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	280		313,626
Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	260		316,993
			1,126,902
Arizona: 1.6%
City of Phoenix Civic Improvement Corp. (RB) 5.00%, 07/01/29 (c)	445		541,517
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000		1,222,446
City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	215		242,747
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	325		377,402
Glendale, Industrial Development Authority, Sun Health Services, Series A (RB) 5.00%, 11/15/26 (c)	625		718,399
Industrial Development Authority of the County of Pima/The (RB) 4.00%, 04/01/31 (c)	750		861,203
			3,963,714
Arkansas: 0.0%
City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	90		93,952
California: 14.6%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	300		364,824
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	500		610,517
	Par (000’s	)	Value
California (continued)
Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	$230		$237,891
Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	315		171,556
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,350		1,548,674
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750		887,921
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
3.00%, 10/01/26 (c)	680		709,705
3.00%, 10/01/26 (c)	570		591,723
California Health Facilities Financing Authority, Series A (RB)
4.00%, 11/15/27 (c)	230		257,731
4.00%, 03/01/26 (c)	320		352,141
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160		176,531
California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	200		227,845
California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (BAM) 5.00%, 05/01/49	250		384,254
California State University, Series A (RB) 5.00%, 05/01/27 (c)	800		972,227
California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	330		393,616
California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	200		205,831
Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	455		498,433
Chaffey Joint Union High School District, Series C (GO)

See Notes to Financial Statements

101

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.25%, 02/01/27 (c)	$500		$602,736
Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	300		320,131
Department of Veterans Affairs of the State of California, Series A (RB) 2.30%, 06/01/29 (c)	300		302,988
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program (RB) 3.00%, 06/01/29 (c)	450		482,940
El Dorado Irrigation District (CP) (AGM) 4.00%, 03/01/30 (c)	690		789,626
Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	300		309,720
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	800		883,933
Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	130		146,654
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325		341,342
Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	105		108,733
Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	185		209,568
Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) (BAM) 4.00%, 09/01/29 (c)	140		161,595
Livermore Valley Joint Unified School District (GO)
3.00%, 08/01/26 (c)	215		222,868
4.00%, 08/01/26 (c)	250		281,829
Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	440		543,823
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/27 (c)	500		600,609
5.00%, 01/01/28 (c)	250		304,567
5.00%, 01/01/29 (c)	775		957,596
5.00%, 07/01/30 (c)	800		1,024,400
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	275		335,146
	Par (000’s	)	Value
California (continued)
Metropolitan Water District of Southern California (RB) 5.00%, 04/01/31 (c)	$1,200		$1,582,646
Metropolitan Water District of Southern California, Series A (RB) 5.00%, 01/01/29 (c)	500		627,694
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	530		606,895
Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	100		108,098
Oxnard School District, Series A (GO) (BAM) 4.00%, 08/01/27 (c)	380		426,905
Public Facilities Financing Authority of the City of San Diego, Series A (RB) 5.00%, 10/15/30 (c)	1,000		1,261,251
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	325		412,536
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	500		529,916
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570		664,681
Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	250		298,839
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	750		920,912
San Diego Unified School District, Series I (GO)
3.12%, 07/01/27 (c)	240		254,304
4.00%, 07/01/27 (c)	595		679,024
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610		723,757
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	150		168,372
San Jose Evergreen Community College District (GO) 3.00%, 09/01/28 (c)	825		875,764
Santa Clara Unified School District (GO) 4.00%, 07/01/26 (c)	310		350,344

See Notes to Financial Statements

102

	Par (000’s	)	Value
California (continued)
Santa Clara Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	$1,000		$1,142,758
Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	250		306,609
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	1,000		979,641
State of California Various Purpose Bonds (GO) 3.00%, 12/01/30 (c)	400		429,856
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	500		528,135
4.00%, 10/01/29 (c)	110		129,190
4.00%, 09/01/26 (c)	105		118,316
5.00%, 10/01/28 (c)	935		1,150,702
5.00%, 11/01/27 (c)	515		630,998
Trustees of the California State University, Series A (RB) 5.00%, 05/01/27 (c)	335		403,758
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000		1,216,304
West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	250		291,712
			35,342,141
Colorado: 3.2%
Board of Governors of Colorado State University System (RB) (ST) 4.00%, 03/01/28 (c)	550		618,303
City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	230		262,518
City and County of Denver, Colorado, Water Commissioners, Seires A (RB) 2.10%, 12/15/31 (c)	850		804,595
City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	285		313,007
City and County of Denver, Water Commissioners, Series A (RB) 2.00%, 12/15/31 (c)	850		786,727
City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	750		913,172
	Par (000’s	)	Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	$155		$185,352
Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	320		362,014
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	500		522,281
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	500		620,244
Colorado High Performance Transportation Enterprise (RB)
5.00%, 12/31/24 (c)	250		280,789
5.00%, 12/31/24 (c)	250		281,206
Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	160		182,653
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850		797,489
Weld County School District No 6 Greeley (GO) (SAW) 4.00%, 06/01/31 (c)	800		949,087
			7,879,437
Connecticut: 0.4%
Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	10		10,391
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	300		339,935
University of Connecticut, Series A (RB)
4.00%, 11/01/28 (c)	250		286,733
5.00%, 02/15/30 (c)	250		312,401
			949,460
Delaware: 0.3%
County of New Castle (GO) 4.00%, 04/01/27 (c)	150		166,558
Delaware State Health Facilities Authority (RB) 4.00%, 10/01/29 (c)	280		322,554
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	115		128,019
			617,131

See Notes to Financial Statements

103

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(unaudited) (continued)

	Par (000’s	)	Value
District of Columbia: 1.3%
District of Columbia, Series A (GO)
4.00%, 04/15/29 (c)	$100		$116,566
4.00%, 04/15/29 (c)	1,000		1,151,834
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575		583,986
3.00%, 03/01/30 (c)	275		298,412
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	750		914,911
			3,065,709
Florida: 4.8%
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	345		389,849
City of Jacksonville, Health Care Facililities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	500		602,099
City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	250		307,669
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200		210,469
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180		189,698
City Of South Miami Health Facilities Authority, Inc. (RB)
5.00%, 08/15/27 (c)	255		308,906
5.00%, 08/15/27 (c)	275		332,252
City of Tampa, Central and Lower Basin Stormwater Improvements (SA) 5.25%, 05/01/28 (c)	275		342,409
Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	900		983,791
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	1,000		1,227,757
County of Broward, Half-Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	275		327,440
County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	210		235,834
County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/29 (c)	310		330,228
	Par (000’s	)	Value
Florida (continued)
3.12%, 10/01/27 (c)	$140		$151,340
4.00%, 10/01/27 (c)	360		415,618
Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	70		72,846
Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	125		148,610
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 3.50%, 02/01/31 (c)	1,000		1,060,687
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 02/01/31 (c)	500		457,859
Orlando Utilities Commission, Series A (RB) 2.38%, 04/01/31 (c)	750		721,354
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330		355,781
School District of Broward County (GO) 5.00%, 07/01/28 (c)	300		365,698
School District of Broward County/FL (GO) 5.00%, 07/01/31 (c)	665		852,926
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AGM) 3.00%, 06/01/29 (c)	145		161,199
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	500		554,674
State of Florida, Department of Transportation, Series B (RB) 2.00%, 07/01/30 (c)	500		450,186
			11,557,179
Georgia: 2.4%
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	260		291,858
County of Fulton, Georgia Water and Sewerage, Series A (RB)
2.25%, 01/01/30 (c)	500		483,311
2.38%, 01/01/30 (c)	900		876,026
County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	150		159,095
Dahlonega Downtown Development Authority (RB)

See Notes to Financial Statements

104

	Par (000’s	)	Value
Georgia (continued)
3.12%, 07/01/23 (c)	$90		$91,994
Dalton-Whitfield County Joint Development Authority (RB) (AGC) 4.00%, 02/15/28 (c)	185		205,048
Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	270		310,407
Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) 3.35%, 06/01/28 (c)	165		176,457
Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	150		157,423
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c)	215		223,568
3.35%, 12/01/25 (c)	230		239,166
Georgia State Road & Tollway Authority (RB) (ST) 3.00%, 07/15/31 (c)	1,000		1,065,762
Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	335		418,178
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000		1,055,672
Private Colleges & Universities Authority, Series B (RB) 3.00%, 10/01/24 (c)	150		156,421
			5,910,386
Hawaii: 0.5%
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750		871,568
5.00%, 08/01/29 (c)	200		250,577
			1,122,145
Idaho: 0.2%
Idaho Health Facilities Authority (RB) 5.00%, 12/01/27 (c)	500		604,638
Illinois: 3.7%
Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	100		120,359
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	250		290,084
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890		1,002,420
	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	$150		$177,791
Chicago O’Hare International Airport, Series D (RB)
5.00%, 01/01/27 (c)	265		313,845
5.00%, 01/01/27 (c)	150		177,285
Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	250		295,475
Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	220		259,296
City of Chicago, Series A (GO) 5.00%, 01/01/29 (c)	1,000		1,181,833
County of Cook (RB) 4.00%, 11/15/27 (c)	160		179,558
Illinois Finance Authority (RB) (AGM) 5.00%, 07/01/29 (c)	330		413,583
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	500		587,217
Illinois Finance Authority, OSF HealthCare System, Series A (RB) 3.00%, 11/15/30 (c)	500		514,737
Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	170		190,411
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/31 (c)	500		625,180
Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	165		179,031
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750		931,772
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500		564,723
5.00%, 05/01/28 (c)	250		291,177
5.00%, 05/01/28 (c)	630		731,700
			9,027,477
Indiana: 0.7%
Indiana Finance Authority (RB) 5.00%, 10/01/31 (c)	300		390,590
Indianapolis Local Public Improvement Bond Bank (RB) 5.00%, 02/01/29 (c)	1,000		1,214,828
			1,605,418
Iowa: 0.3%
Iowa Higher Education Loan Authority (RB)
5.00%, 12/01/26 (c)	300		357,651
5.00%, 12/01/26 (c)	250		298,453
			656,104

See Notes to Financial Statements

105

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kansas: 0.2%
Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	$270		$285,049
Sedgwick County Unified School District No. 260, Series B (GO) 4.00%, 10/01/26 (c)	150		167,094
			452,143
Kentucky: 0.8%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	920		1,007,499
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	250		286,810
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
3.00%, 11/15/25 (c)	345		362,645
3.25%, 11/15/26 (c)	235		248,961
			1,905,915
Louisiana: 1.5%
City of New Orleans LA (GO)
5.00%, 12/01/30 (c)	450		565,392
5.00%, 12/01/30 (c)	320		398,033
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230		257,435
Louisiana Public Facilities Authority Hospital, Children’s Medical Center, Series A (RB) (AGM) 3.00%, 06/01/30 (c)	500		525,462
Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
5.00%, 07/01/26 (c)	315		352,992
5.00%, 07/01/26 (c)	340		381,168
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	230		256,210
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	240		284,109
State of Louisiana, Series A (GO) 5.00%, 03/01/29 (c)	500		620,642
			3,641,443
	Par (000’s	)	Value
Maryland: 0.9%
City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	$225		$257,673
County of Baltimore (GO) 4.00%, 03/01/28 (c)	250		289,141
Maryland Health & Higher Educational Facilities Authority (RB) 3.00%, 07/01/31 (c)	500		520,731
Maryland Health and Higher Educational Facilities Authority, Charlestown Community Issue, Series A (RB) 5.00%, 07/01/26 (c)	220		251,814
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260		288,017
Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	150		167,891
Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	100		106,663
Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	270		305,017
			2,186,947
Massachusetts: 3.6%
Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	160		165,397
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	315		386,994
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	1,000		1,214,730
5.00%, 01/01/28 (c)	200		242,997
5.00%, 04/01/27 (c)	275		333,372
Commonwealth of Massachusetts, Series B (GO) 2.50%, 03/01/30 (c)	750		755,449
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	360		379,350
Commonwealth of Massachusetts, Series E (GO)
3.00%, 04/01/25 (c)	120		125,793
4.00%, 04/01/25 (c)	440		484,288

See Notes to Financial Statements

106

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	$230		$261,128
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	100		120,547
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	200		235,616
Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	250		275,091
Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	250		282,964
Massachusetts Port Authority (RB) (SBG) 5.00%, 07/01/29 (c)	305		380,189
Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) 5.00%, 02/15/26 (c)	850		1,010,157
The Commonwealth of Massachusetts Transportation Fund, Series A (RB) 3.00%, 06/01/30 (c)	800		852,283
The Commonwealth of Massachusetts, Series B (GO) 2.12%, 04/01/31 (c)	1,300		1,163,183
			8,669,528
Michigan: 2.5%
Bloomfield Hills School District (GO) 4.00%, 05/01/30 (c)	700		822,568
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390		455,820
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	320		372,743
Michigan Finance Authority Hospital (RB) 5.00%, 12/01/27 (c)	500		606,962
Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	225		248,229
Michigan Finance Authority, Henry Ford Health System, Series A (RB)
4.00%, 11/02/29 (c)	250		280,286
5.00%, 11/02/29 (c)	135		164,832
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/27 (c)	$150		$168,430
Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	500		523,564
Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 4.00%, 06/01/28 (c)	290		303,674
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
2.95%, 12/01/28 (c)	425		444,928
3.50%, 06/01/26 (c)	120		125,723
Muskegon Public Schools/MI (GO) 5.00%, 05/01/31 (c)	305		386,145
Saginaw City School District (GO) 4.00%, 05/01/31 (c)	750		874,834
Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	190		230,398
			6,009,136
Minnesota: 0.8%
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	545		536,900
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	960		922,487
3.00%, 01/01/30 (c)	495		531,521
			1,990,908
Missouri: 0.7%
Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 04/01/29 (c)	100		121,621
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	250		276,015
Missouri State Health and Educational Facilities Authority, Mercy Health (RB) 3.00%, 06/01/30 (c)	350		363,659
Missouri State Health and Educational Facilities Authority, Saint Luke’s Health System (RB) 3.00%, 11/15/30 (c)	750		779,462

See Notes to Financial Statements

107

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(unaudited) (continued)

	Par (000’s	)	Value
Missouri (continued)
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	$240		$246,479
			1,787,236
Nebraska: 0.2%
Douglas County School District No. 0001 (GO) 2.00%, 03/30/31 (c)	500		455,833
Nevada: 1.3%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	390		461,471
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675		784,919
Clark County, Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	485		580,653
Clark County, Limited Tax, Series C (GO) 3.00%, 07/01/29 (c)	280		301,239
County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	250		305,523
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275		329,010
Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	200		216,481
Washoe County School District, Series C (GO) (AGM) 3.12%, 10/01/27 (c)	100		107,225
			3,086,521
New Hampshire: 0.4%
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	500		542,162
New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	265		299,286
New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	200		223,002
			1,064,450
New Jersey: 3.2%
Atlantic County Improvement Authority, Series A (RB) (AGM)
3.25%, 07/01/26 (c)	140		147,495
4.00%, 07/01/26 (c)	165		180,517
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	$500		$469,173
2.00%, 03/01/31 (c)	1,500		1,427,611
New Jersey Health Care Facilities Financing Authority (RB) 2.50%, 07/01/31 (c)	490		455,636
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	55		64,857
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 4.00%, 07/01/26 (c)	500		545,299
New Jersey Transportation Trust Fund Authority, Series A (RB) (BAM) 4.25%, 12/15/28 (c)	790		902,656
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.50%, 12/15/28 (c)	910		1,059,142
5.00%, 12/15/30 (c)	250		305,894
5.00%, 12/15/30 (c)	250		311,227
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	365		387,747
New Jersey Turnpike Authority, Series A (RB) (ST) 4.00%, 01/01/29 (c)	380		433,547
New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	100		121,670
New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	210		238,108
State of New Jersey, Various Purposes (GO) 5.00%, 12/01/27 (c)	400		483,386
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	205		238,482
			7,772,447
New Mexico: 0.4%
New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	250		284,608

See Notes to Financial Statements

108

	Par (000’s	)	Value
New Mexico (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	$205		$218,593
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	360		373,801
			877,002
New York: 19.4%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000		1,171,897
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	110		113,191
City of New York, Series C (GO) 5.00%, 08/01/30 (c)	500		624,676
City of New York, Series D-1 (GO)
4.00%, 12/01/28 (c)	470		539,691
5.00%, 12/01/28 (c)	100		123,349
City of New York, Subseries B-1 (GO)
3.00%, 10/01/29 (c)	110		116,748
5.00%, 10/01/29 (c)	250		309,111
City of New York, Subseries D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,000		1,238,385
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	900		1,036,231
Dormitory Authority of the State of New York University, Series A (RB) 5.00%, 07/01/29 (c)	350		445,037
Dormitory Authority of the State of New York, A (RB) 5.00%, 03/15/27 (c)	380		456,692
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	255		296,756
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645		759,076
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	330		347,503
Long Island Power Authority, Electric System (RB)
	Par (000’s	)	Value
New York (continued)
5.00%, 09/01/27 (c)	$300		$362,357
Metropolitan Transportation Authority (RB) 4.00%, 05/15/28 (c)	250		271,479
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715		866,667
Metropolitan Transportation Authority, Series A-1 (RB) 4.00%, 05/15/27 (c)	400		438,118
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/27 (c)	350		421,195
Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/29 (c)	550		660,337
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000		1,152,663
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	715		787,123
5.00%, 11/15/26 (c)	225		260,584
5.25%, 11/15/26 (c)	370		430,588
Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	1,245		1,360,394
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	145		155,022
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	500		576,809
New York City Housing Development Corp. (RB) 2.25%, 05/01/29 (c)	800		788,499
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB) 3.00%, 05/01/28 (c)	275		280,185
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	500		517,194
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	565		581,114
New York City Housing Development Corp., Sustainable Development Bonds, Series C (RB) 2.75%, 02/01/29 (c)	1,000		995,619

See Notes to Financial Statements

109

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	$250		$264,437
New York City Housing Development Corporation Multi-Family Housing, Series I-1 (RB) 2.80%, 02/01/29 (c)	455		457,314
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	175		199,501
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/29 (c)	350		368,195
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 2.25%, 02/01/31 (c)	650		597,074
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
5.00%, 05/01/26 (c)	225		262,327
5.00%, 08/01/28 (c)	260		319,376
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	200		241,954
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	510		616,779
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	400		453,769
5.00%, 08/01/26 (c)	115		134,912
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	500		581,055
4.00%, 11/01/30 (c)	1,775		2,069,682
4.00%, 05/01/29 (c)	250		291,865
4.00%, 05/01/29 (c)	1,120		1,294,957
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	420		502,853
New York City Water & Sewer System (RB)
	Par (000’s	)	Value
New York (continued)
5.00%, 06/15/28 (c)	$250		$310,513
New York City Water & Sewer System, Series BB Subseries BB-1 (RB) 4.00%, 12/15/30 (c)	640		737,487
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	200		253,377
New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	350		365,020
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660		703,586
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	300		375,410
New York Convention Center Development Corp., Series A (RB)
0.00%, 11/15/47 ^	230		111,576
0.00%, 11/15/54 ^	170		65,630
New York Liberty Development Corp. (RB) 3.00%, 11/15/31 (c)	1,000		1,020,744
New York State Dormitory Authority (RB) 4.00%, 07/01/31 (c)	550		635,364
New York State Dormitory Authority (RB) (BAM) 5.00%, 08/15/26 (c)	250		295,606
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	285		352,705
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	250		382,645
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/28 (c)	400		494,556
5.00%, 07/01/28 (c)	235		291,000
New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	250		306,412
New York State Dormitory Authority, Series A (RB) 3.00%, 09/15/30 (c)	500		528,496
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/27 (c)	250		279,295
4.00%, 03/15/27 (c)	800		892,385
5.00%, 03/15/27 (c)	150		179,443

See Notes to Financial Statements

110

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	$1,000		$1,231,487
New York State Dormitory Authority, The New School, Series A (RB)
4.00%, 01/01/27 (c)	225		251,622
5.00%, 01/01/27 (c)	420		495,893
New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	225		241,761
New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	195		206,405
New York State Power Authority (RB) 4.00%, 05/15/30 (c)	500		579,757
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	500		581,232
New York State Urban Development Corp. (RB)
3.00%, 09/15/30 (c)	550		573,195
3.00%, 09/15/31 (c)	1,000		1,040,688
New York State Urban Development Corp., State Personal Income, Series A (RB)
3.00%, 09/15/30 (c)	950		986,691
5.00%, 09/15/28 (c)	500		611,877
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	925		1,033,393
State of New York Mortgage Agency Homeowner Mortgage, Series 225 (RB) (SBG) 2.55%, 10/01/29 (c)	345		338,051
State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	190		199,348
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/30 (c)	750		939,244
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series C (RB)
3.00%, 11/15/29 (c)	1,000		1,056,620
3.38%, 11/15/28 (c)	250		273,504
Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	550		676,224
			47,038,582
	Par (000’s	)	Value
North Carolina: 1.9%
Board of Governors of North Carolina University, Hospital at Chapel HILL (RB) 5.00%, 02/01/49	$500		$754,884
North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
3.85%, 07/01/27 (c)	105		113,716
4.00%, 07/01/27 (c)	255		273,161
North Carolina Medical Care Commission, Novant Health, Series A (RB) 3.12%, 11/01/29 (c)	220		232,520
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	500		605,216
5.00%, 01/01/30 (c)	750		902,359
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 3.00%, 01/01/30 (c)	500		527,578
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	800		1,167,731
			4,577,165
Ohio: 3.0%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/26 (c)	220		254,400
City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	440		485,994
City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	100		120,653
Columbus City School District (GO) 5.00%, 12/01/26 (c)	375		442,588
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	510		566,514
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,501,013
County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	260		311,251
County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,000		1,211,953

See Notes to Financial Statements

111

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(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	$150		$162,914
Gahanna-Jefferson City School District (GO) (AGM) 2.00%, 12/01/30 (c)	250		220,752
Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250		271,466
North Royalton City School District (GO) 5.00%, 06/01/25 (c)	190		215,836
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	350		384,586
Ohio Housing Finance Agency, Series D (RB) 3.62%, 09/01/26 (c)	120		125,670
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500		628,257
State of Ohio (RB) (BAM) 4.00%, 01/01/29 (c)	335		388,461
			7,292,308
Oklahoma: 0.3%
Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	250		283,554
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	350		388,511
			672,065
Oregon: 1.1%
Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	190		217,744
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550		525,104
3.25%, 06/15/27 (c)	295		316,514
North Clackamas School District No. 12, Series A (GO) (SBG) 0.00%, 06/15/27 (c) ^	175		92,354
Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	240		263,994
Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	510		191,806
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935		1,003,659
			2,611,175
	Par (000’s	)	Value
Pennsylvania: 4.7%
Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	$685		$835,504
Allegheny County, Series C-77 (GO) 5.00%, 11/01/28 (c)	220		269,606
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
4.00%, 10/01/27 (c)	180		201,714
4.00%, 09/01/30 (c)	645		744,344
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) (SBG) 4.00%, 09/01/30 (c)	210		245,869
Commonwealth of Pennsylvania, First Series (GO) 2.00%, 05/01/30 (c)	500		477,777
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170		1,302,781
Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
3.75%, 04/01/27 (c)	140		153,688
5.00%, 04/01/27 (c)	170		202,717
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	280		326,931
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000		1,222,464
Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	230		256,875
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	145		160,353
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB) 3.20%, 10/01/25 (c)	155		159,190
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	260		275,370
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	100		108,529

See Notes to Financial Statements

112

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single-Family Mortgage (RB) 3.20%, 10/01/25 (c)	$275		$284,309
Pennsylvania Turnpike Commission (RB) 4.00%, 12/01/31 (c)	550		629,862
Pennsylvania Turnpike Commission, Motor License, Third Series (RB)
4.00%, 12/01/27 (c)	250		282,787
5.00%, 12/01/27 (c)	155		187,109
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290		354,722
Pennsylvania Turnpike Commission, Series A (RB)
4.00%, 06/01/31 (c)	900		1,031,551
5.00%, 12/01/29 (c)	220		268,416
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	150		181,003
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.25%, 06/01/27 (c)	700		844,690
Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	305		357,731
			11,365,892
Tennessee: 0.7%
Sullivan County (GO)
3.75%, 05/01/26 (c)	250		273,829
4.00%, 05/01/26 (c)	230		258,472
Tennessee Housing Development Agency (RB)
2.95%, 01/01/29 (c)	465		476,467
3.60%, 01/01/27 (c)	305		321,815
4.00%, 07/01/26 (c)	200		211,702
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	245		257,946
			1,800,231
Texas: 10.4%
Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	350		386,857
Arlington Higher Education Finance Corp. (RB)
3.00%, 02/15/31 (c)	1,000		1,054,453
4.00%, 08/15/29 (c)	675		770,165
Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	150		165,770
	Par (000’s	)	Value
Texas (continued)
Board of Regents of the University of Texas System, A (RB)
2.25%, 08/15/31 (c)	$1,400		$1,347,225
3.00%, 08/15/31 (c)	525		575,828
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650		749,752
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750		913,850
City of Arlington, Senior Lien Special Tax, Series A (ST) (AGM) 4.00%, 02/15/28 (c)	165		185,512
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	280		332,140
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/29 (c)	1,375		1,717,919
5.00%, 11/15/30 (c)	500		633,998
City of Corpus Christi, Utility System (RB) (SBG) 4.00%, 07/15/30 (c)	295		344,559
City of Denton (GO) 4.00%, 02/15/27 (c)	120		133,139
City of El Paso (GO) 4.00%, 08/15/29 (c)	950		1,093,992
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	220		272,842
College of the Mainland (GO) 3.75%, 08/15/28 (c)	250		276,448
Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	250		283,998
County of Bexar, Combined Venue Tax (GO) 4.00%, 06/15/26 (c)	220		245,535
Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	500		583,931
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600		586,725
Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	460		517,035
Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	250		273,634
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	770		878,422

See Notes to Financial Statements

113

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	$640		$779,653
Harris County Cultural Education Facilities Finance Corp. (RB)
3.00%, 10/01/31 (c)	500		534,218
3.00%, 10/01/31 (c)	1,000		1,041,698
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	350		374,430
Klein Independent School District (GO) 4.00%, 08/01/26 (c)	200		223,280
Leander Independent School District, Series A (GO)
0.00%, 08/16/26 (c) ^	95		42,697
0.00%, 08/16/26 (c) ^	900		440,988
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB) 5.00%, 07/01/26 (c)	520		491,793
North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	250		294,329
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	500		611,357
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	250		301,616
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	220		245,114
Tarrant Regional Water District (RB)
2.00%, 03/01/30 (c)	750		693,028
2.00%, 03/01/30 (c)	750		686,796
2.00%, 03/01/30 (c)	400		362,552
Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	485		577,450
Texas Water Development Board, Series A (RB)
3.00%, 10/15/29 (c)	500		548,147
4.00%, 04/15/28 (c)	325		371,407
5.00%, 04/15/28 (c)	840		1,029,842
Texas Water Development Board, Series B (RB) 5.00%, 10/15/28 (c)	225		277,635
	Par (000’s	)	Value
Texas (continued)
5.00%, 10/15/28 (c)	$110		$137,644
West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	250		261,156
West Travis County Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	230		256,871
Willis Independent School District, Unlimited Tax School Building (GO) 2.25%, 02/15/31 (c)	300		281,989
			25,189,419
Utah: 0.5%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360		436,992
Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	250		310,550
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/26 (c)	210		217,511
4.00%, 05/15/24 (c)	350		377,072
			1,342,125
Virginia: 2.5%
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	260		304,009
Chesterfield Economic Development Authority, County Projects, Series F (RB) 2.00%, 04/01/30 (c)	350		334,138
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	250		282,002
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/30 (c)	665		788,501
5.00%, 07/01/30 (c)	500		620,479
Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	250		281,498
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Series A (RB) 5.00%, 07/01/47	380		564,931
Virginia College Building Authority, Virginia Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	1,000		1,085,763
3.00%, 02/01/31 (c)	1,000		1,085,191

See Notes to Financial Statements

114

	Par (000’s	)	Value
Virginia (continued)
Virginia Commonwealth Transportation Board (RB) (AGM) 3.25%, 05/15/28 (c)	$150		$165,397
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500		565,340
			6,077,249
Washington: 2.0%
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	450		507,960
Energy Northwest (RB) 5.00%, 07/01/31 (c)	455		590,314
King & Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	500		591,250
King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	150		182,854
King County Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	650		740,482
State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/26 (c)	340		402,492
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800		967,625
University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	475		538,341
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205		221,852
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	125		138,939
			4,882,109
West Virginia: 0.4%
State of West Virginia, Series B (GO)
4.00%, 06/01/28 (c)	150		172,875
5.00%, 06/01/28 (c)	100		123,356
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) (NATL) 4.00%, 06/01/28 (c)	700		774,897
			1,071,128
	Par (000’s	)	Value
Wisconsin: 0.9%
Public Finance Authority Health Care Facilities, Series A (RB) 3.00%, 01/01/30 (c)	$250		$259,901
Public Finance Authority Retirement Communities, Series A (RB) 5.00%, 11/15/27 (c)	750		904,470
Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	250		293,658
Wisconsin Center District (RB) (AGM) 0.00%, 12/15/30 (c) ^	250		109,091
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	205		227,936
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	225		236,013
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
4.00%, 02/15/27 (c)	115		127,142
4.00%, 02/15/27 (c)	105		117,010
			2,275,221
Wyoming: 0.1%
Wyoming Municipal Power Agency, Inc., Series A (RB) (BAM) 5.00%, 01/01/27 (c)	160		194,301
Total Municipal Bonds: 98.9% (Cost: $233,416,193)			239,810,272
Other assets less liabilities: 1.1%			2,690,391
NET ASSETS: 100.0%			$242,500,663

See Notes to Financial Statements

115

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	8.5%	$20,405,210
Health Care	16.9	40,403,398
Housing	5.7	13,691,381
Industrial Revenue	0.6	1,429,548
Leasing	5.6	13,362,264
Local	15.5	37,201,735
Power	4.1	9,916,517
Special Tax	11.5	27,578,836
State	6.6	15,699,285
Tobacco	0.7	1,787,156
Transportation	13.6	32,724,427
Water & Sewer	10.7	25,610,515
	100.0%	$239,810,272

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$239,810,272	$—	$239,810,272

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

116

VANECK MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 9.9% (a)
BlackRock Municipal Income Fund, Inc.	2,734	$41,584
BlackRock MuniHoldings Investment Quality Fund	2,893	41,746
BlackRock MuniYield Quality Fund III, Inc.	2,908	41,962
DWS Municipal Income Trust	6,969	81,189
Eaton Vance New York Municipal Bond Fund	3,456	42,854
MFS Municipal Income Trust	5,949	41,048
Pioneer Municipal High Income Advantage Fund, Inc.	3,581	41,361
Pioneer Municipal High Income Fund Trust	3,358	40,867
	Number of Shares	Value
Western Asset Managed Municipals Fund, Inc.	3,155	$41,078
Total Closed-End Funds (Cost: $428,841)		413,689

EXCHANGE TRADED FUNDS: 90.0% (a)
VanEck High Yield Muni ETF ‡	10,455	649,151
VanEck Intermediate Muni ETF ‡	40,643	2,073,606
VanEck Long Muni ETF ‡	38,944	835,738
VanEck Short High Yield Muni ETF ‡	8,579	214,218
Total Exchange Traded Funds (Cost: $3,647,017)		3,772,713
Total Investments: 99.9% (Cost: $4,075,858)		4,186,402
Other assets less liabilities: 0.1%		4,307
NET ASSETS: 100.0%		$4,190,709

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended October 31, 2021:

	Value 4/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 10/31/2021
VanEck High Yield Muni ETF	$1,519,551	$152,930	$(1,010,171)	$62,367	$21,980	$(75,526)	$649,151
VanEck Intermediate Muni ETF	1,470,825	987,551	(367,748)	21,660	10,377	(38,682)	2,073,606
VanEck Long Muni ETF	1,740,869	135,458	(1,042,096)	44,699	12,881	(43,192)	835,738
VanEck Short High Yield Muni ETF	253,940	25,548	(63,529)	4,586	2,638	(6,327)	214,218
	$4,985,185	$1,301,487	$(2,483,544)	$133,312	$47,876	$(163,727)	$3,772,713

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	90.1%	$3,772,713
Financials	9.9	413,689
	100.0%	$4,186,402

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$413,689	$—	$—	$413,689
Exchange Traded Funds	3,772,713	—	—	3,772,713
Total Investments	$4,186,402	$—	$—	$4,186,402

See Notes to Financial Statements

117

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 1.4%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$500		$520,013
Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
6.45%, 11/29/21 (c)	150		150,189
6.45%, 11/29/21 (c)	150		150,190
Alabama Special Care Facilities Financing Authority- Birmingham AL (RB) 5.50%, 06/01/26 (c)	500		530,445
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	500		630,645
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		1,121,979
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 04/01/24 (c) (p)	1,000		1,075,041
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	1,649		1,764,747
			5,943,249
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 6.50%, 09/01/28	250		304,948
Arizona: 1.3%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/23 (c)	210		225,997
5.00%, 07/01/26	200		219,964
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	500		576,229
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	1,000		1,142,772
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		521,240
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB)
	Par (000’s	)	Value
Arizona (continued)
4.00%, 07/15/28 (c)	$520		$568,149
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	483		536,250
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	425		450,308
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	240		266,053
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.12%, 06/15/22 (c)	250		251,968
Salt Verde Financial Corp. (RB)
5.25%, 12/01/23	200		218,707
5.25%, 12/01/24	65		73,711
5.25%, 12/01/28	10		12,510
5.50%, 12/01/29	370		477,691
			5,541,549
California: 7.6%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	250		267,313
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
5.00%, 05/01/26	500		591,131
5.00%, 05/01/27	500		605,922
5.00%, 05/01/29	500		628,868
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	700		775,964
Bay Area Toll Authority, San Francisco Bay Area, Subordinate Toll Bridge, Series S-4 (RB)
5.00%, 04/01/23 (c)	375		400,501
5.25%, 04/01/48	265		283,956
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.00%, 04/01/30 (c)	2,000		2,564,488
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB)

See Notes to Financial Statements

118

	Par (000’s	)	Value
California (continued)
5.00%, 11/15/28 (c)	$1,340		$1,664,189
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		60,692
5.00%, 02/01/27 (c)	50		60,299
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		736,741
5.00%, 06/30/28	220		270,636
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/28 (c)	260		314,299
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	3,210		3,618,588
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		600,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,360		1,156,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB)
3.38%, 07/01/25	400		436,507
3.62%, 07/01/25 (c)	2,000		2,200,539
California Public Finance Authority, Charter Grimmway School Facility, Series A (RB) 4.25%, 07/01/26 (c)	1,000		1,095,817
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/15/23 (c)	1,500		1,515,807
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.00%, 11/01/22	50		50,554
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 11/29/21 (c)	33		31,503
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 11/29/21 (c)	$94		$90,134
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	300		349,893
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	200		206,745
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	350		413,383
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		269,281
California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.62%, 12/01/23 (p)	500		521,610
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	20		20,128
City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	500		568,454
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000		1,062,756
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250		303,495
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115		144,479
County of Santa Barbara, Solid Waste System, Series B (CP) (AMBAC) 5.00%, 12/01/28 (c)	520		641,338
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	580		614,793

See Notes to Financial Statements

119

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 6.00%, 01/15/24 (c)	$450		$505,838
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 01/15/23 (c) (p)	145		150,121
Golden State Tobacco Securitization Corp., Series A (RB) 5.00%, 06/01/23	110		117,598
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/25	110		126,217
5.00%, 06/01/26	250		295,250
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		131,591
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	230		256,607
Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	265		348,497
Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	165		171,679
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	290		357,731
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,250		1,354,682
Oakland Unified School District (GO) 5.00%, 08/01/26	380		454,328
Palomar Health (RB)
5.00%, 11/01/25	250		290,020
5.00%, 11/01/26 (c)	90		106,751
Port of Oakland, Series D (RB) 5.00%, 11/01/23	250		273,302
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110		122,660
Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	110		120,387
San Francisco Community College District (GO)
5.00%, 06/15/22	85		87,548
5.00%, 06/15/25	1,000		1,158,786
5.00%, 06/15/25 (c)	205		237,391
	Par (000’s	)	Value
California (continued)
San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	$120		$123,997
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	370		222,000
Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	100		103,961
			32,253,745
Colorado: 2.0%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	500		535,148
City & County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/28 (c)	295		363,679
City & County of Denver, Department of Aviation Airport System, Series D (RB) 5.00%, 11/15/22 (p)	400		419,201
Colorado Public Authority, Natural Gas Purchase (RB) 6.12%, 11/15/23	100		106,205
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/22	120		125,641
5.00%, 12/01/26 (c)	600		708,612
Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	1,345		1,376,380
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	630		643,865
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	500		537,080
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140		174,940
Rocky Mountain Rail Park Metropolitan District (GO) 5.00%, 03/01/26 (c)	500		537,514
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200		213,198
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500		539,116
Transport Metropolitan District No. 3 (GO) 4.12%, 03/01/26 (c)	1,000		1,096,717

See Notes to Financial Statements

120

	Par (000’s	)	Value
Colorado (continued)
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 09/01/26 (c)	$1,000		$1,010,690
			8,387,986
Connecticut: 0.9%
City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	405		431,749
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120		131,531
Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB) 5.50%, 02/01/23	250		259,865
State of Connecticut Special Tax, Series A (RB) 5.00%, 01/01/23 (c)	305		321,886
State of Connecticut Special Tax, Series B (RB) 5.00%, 08/01/24	900		1,013,885
State of Connecticut, Series B (GO) 5.00%, 04/15/28	250		313,075
State of Connecticut, Series D (GO) 5.00%, 11/01/21 (c)	100		100,000
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	250		299,990
Town of Hamden (RB) 5.00%, 01/01/26 (c)	500		549,604
University of Connecticut, Series A (RB) 5.00%, 03/15/25	380		437,460
			3,859,045
Delaware: 0.1%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500		500,065
District of Columbia: 0.4%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.12%, 07/01/24 (c)	1,250		1,320,085
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB) 4.00%, 06/01/30	500		559,132
			1,879,217
	Par (000’s	)	Value
Florida: 5.4%
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) (NATL) 5.00%, 10/01/30	$500		$617,306
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 3.38%, 07/01/31	1,540		1,634,178
Capital Trust Agency, Inc., Elim Senior Housing, Inc. Project (RB) 5.00%, 08/01/24 (c)	500		484,910
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/31 (c)	500		658,221
City of Orlando, Florida Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27	600		743,854
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	290		335,876
County of Miami-Dade (RB) 0.00%, 10/01/26 (c) ^	265		207,474
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	500		566,254
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 5.00%, 02/15/30 (c)	500		626,140
Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	470		506,124
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	250		260,152
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project (RB) (SAW) 5.00%, 06/01/28 (c)	625		726,840
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	2,015		2,043,201
6.38%, 01/01/26 (c) (p)	2,730		2,771,365
6.50%, 01/01/29 (c) (p)	4,750		4,814,297
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)

See Notes to Financial Statements

121

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
5.00%, 05/01/22 (c)	$500		$533,636
JEA Electric, Series B (RB) 5.00%, 10/01/27 (c)	110		135,480
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315		326,892
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/23	250		270,707
5.00%, 10/01/24	250		280,626
Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	125		130,908
Orlando-Orange County Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	500		538,710
School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	120		139,658
School District of Broward County, Series B (CP) 5.00%, 07/01/27 (c)	315		384,097
School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250		290,177
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	415		455,996
State of Florida Department of Transportation, Federal Highway, Series A (RB) (SAW) 5.00%, 07/01/23	1,000		1,078,989
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	480		522,540
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	375		381,699
3.00%, 05/01/29	250		263,414
			22,729,721
Georgia: 1.3%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250		196,395
	Par (000’s	)	Value
Georgia (continued)
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB)
2.25%, 05/25/23 (p)	$250		$256,993
2.92%, 03/12/24 (p)	250		263,427
Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Series E (RB) 3.25%, 02/03/25 (p)	1,000		1,081,103
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250		250,197
George L Smith II Congress Center Authority, Convention Center Hotel, First Ties, Series A (RB) 2.38%, 01/01/31	1,500		1,553,664
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		420,567
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/25	300		347,904
5.00%, 06/01/28	250		312,940
Main Street Natural Gas, Inc., Series A-1 (RB)
5.50%, 09/15/23	130		142,065
5.50%, 09/15/25	135		158,548
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		276,484
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	250		263,698
			5,523,985
Guam: 0.7%
Guam Government, Business Privilege Tax, Series A (RB)
5.00%, 01/01/22 (c)	110		110,856
5.00%, 01/01/22 (c)	300		302,336
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360		414,032
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	250		261,973

See Notes to Financial Statements

122

	Par (000’s	)	Value
Guam (continued)
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	$250		$306,237
Guam Government, Series A (RB) 5.00%, 12/01/24	1,000		1,130,354
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	500		542,066
			3,067,854
Hawaii: 0.5%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	1,500		1,629,240
State of Hawaii, Department of Transportation, United Airlines, Inc. (RB) 5.62%, 11/29/21 (c)	295		296,037
			1,925,277
Illinois: 16.1%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,241,265
5.00%, 12/01/29 (c)	1,000		1,235,434
5.00%, 12/01/30 (c)	2,000		2,492,264
7.00%, 12/01/25 (c)	200		247,499
Chicago Board of Education, Series A (GO) (AGM)
4.00%, 12/01/22	500		518,910
5.00%, 12/01/28 (c)	250		305,719
5.00%, 12/01/28 (c)	200		247,773
Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/26	230		276,711
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/22 ^	250		248,421
0.01%, 12/01/24	310		301,320
0.01%, 12/01/26	310		289,514
0.01%, 12/01/28	795		705,182
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29 (c)	2,000		2,461,112
5.00%, 12/01/29 (c)	1,250		1,544,293
5.00%, 12/01/29 (c)	1,950		2,392,635
5.00%, 12/01/30	2,000		2,514,805
5.00%, 12/01/30 (c)	3,000		3,749,549
Chicago Board of Education, Series B-1 (GO) (NATL) 0.01%, 12/01/23	350		344,643
Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	500		603,419
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	750		819,972
	Par (000’s	)	Value
Illinois (continued)
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	$260		$285,085
Chicago O’Hare International Airport, Series B (RB)
4.00%, 01/01/22 (c)	300		301,799
5.00%, 01/01/25 (c)	190		215,727
5.00%, 01/01/25 (c)	105		119,750
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.01%, 12/01/29	575		495,527
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	1,515		1,343,838
0.00%, 12/01/29 ^	585		504,145
0.01%, 12/01/24	515		500,580
0.01%, 12/01/25	560		534,103
0.01%, 12/01/26	490		457,619
0.01%, 12/01/30	190		158,985
Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	200		200,823
Chicago Transit Authority Capital Grant Receipts Revenue (RB) 5.00%, 06/01/25	1,000		1,153,891
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115		128,093
5.00%, 06/01/25	1,000		1,152,353
5.00%, 06/01/26	535		635,042
City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	100		107,651
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
5.00%, 01/01/25	280		316,401
5.25%, 01/01/25 (c)	350		392,565
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c)	715		777,125
5.00%, 01/01/30	500		625,075
5.25%, 01/01/24 (c)	180		195,855
5.25%, 01/01/24 (c)	270		294,521
City of Chicago, Series C (GO)
5.00%, 01/01/22 (c)	300		301,949
5.00%, 01/01/23	455		478,315
5.00%, 01/01/24	400		437,087
5.00%, 01/01/25	1,090		1,231,705
City of Chicago, Water Revenue, Second Lien (RB)
5.00%, 11/01/22 (c)	100		104,071
5.00%, 11/01/24 (c)	270		300,952
5.00%, 11/01/24 (c)	150		167,766
5.00%, 11/01/24 (c)	100		111,255

See Notes to Financial Statements

123

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(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	$100		$119,408
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240		259,224
Cook County, Series A (GO) 5.25%, 11/29/21 (c)	500		501,894
County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	500		593,514
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500		525,616
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,190		869,853
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	250		287,738
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 11/29/21 (c)	100		100,240
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250		265,763
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		475,047
5.00%, 06/15/29	545		665,750
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		245,158
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/24 ^	130		125,976
0.01%, 12/15/22	215		213,371
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/27 (c)	500		604,887
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		102,490
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (ST)
5.00%, 12/15/22	35		36,770
5.00%, 06/15/22 (c)	1,235		1,270,947
5.00%, 06/15/22 (c)	110		113,202
	Par (000’s	)	Value
Illinois (continued)
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	$330		$397,403
State of Illinois (GO)
3.50%, 06/01/26 (c)	350		378,289
3.50%, 06/01/26 (c)	1,645		1,768,162
4.00%, 03/01/22 (c)	290		293,385
4.00%, 08/01/22 (c)	185		189,615
4.12%, 11/01/26 (c)	100		111,317
4.12%, 03/01/22 (c)	300		303,226
5.00%, 01/01/22 (c)	445		448,328
5.00%, 01/01/26	200		231,934
5.00%, 11/01/24	705		793,847
5.00%, 12/01/25	1,315		1,522,099
5.00%, 02/01/24	500		548,956
5.00%, 02/01/24	120		131,749
5.00%, 02/01/24 (c)	150		164,249
5.00%, 02/01/26	515		598,333
5.00%, 02/01/27 (c)	600		702,786
5.00%, 02/01/27	500		592,791
5.00%, 05/01/24 (c)	100		110,207
5.00%, 06/01/26	100		116,997
5.00%, 06/01/26 (c)	455		529,622
5.00%, 08/01/22 (c)	920		951,389
5.00%, 08/01/23	700		754,689
5.25%, 07/01/23 (c)	275		295,851
5.50%, 07/01/23 (c)	500		541,108
5.50%, 07/01/23 (c)	270		292,513
5.50%, 07/01/23 (c)	60		64,875
State of Illinois (GO) (AGM) 5.00%, 08/01/22	195		201,938
State of Illinois Sales Tax (RB)
4.00%, 06/15/26 (c)	430		486,950
5.00%, 06/15/22	180		185,284
5.00%, 06/15/23 (c)	285		304,889
5.00%, 06/15/23 (c)	190		203,668
5.00%, 06/15/23	525		562,876
5.00%, 06/15/26	235		277,431
State of Illinois Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	1,600		1,756,999
State of Illinois, Series A (GO)
4.00%, 01/01/22 (c)	50		50,301
4.00%, 01/01/22 (c)	100		100,587
4.00%, 01/01/22 (c)	100		100,522
4.00%, 01/01/22 (c)	170		171,030
5.00%, 10/01/28	500		608,425
5.00%, 03/01/29	500		611,898
5.00%, 03/01/30	500		618,970
State of Illinois, Series B (GO)
4.00%, 10/01/30 (c)	500		574,738
5.00%, 09/01/27	600		717,549
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315		373,331
State of Illinois, Series D (GO)
3.25%, 11/01/26	165		180,770
5.00%, 11/01/25	1,250		1,444,087
5.00%, 11/01/26	1,395		1,646,157

See Notes to Financial Statements

124

	Par (000’s	)	Value
Illinois (continued)
5.00%, 11/01/27	$130		$155,953
5.00%, 11/01/27 (c)	110		131,210
			68,246,224
Indiana: 1.3%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/22 (c)	290		287,338
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.00%, 11/01/30	1,000		1,045,995
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB)
2.50%, 11/01/30	1,850		1,857,751
3.00%, 11/01/30	1,000		1,045,996
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	1,000		1,098,910
			5,335,990
Iowa: 0.8%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945		974,432
Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3.12%, 11/19/21 (c)	245		248,377
5.25%, 12/01/23 (c)	500		538,902
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	400		437,087
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	955		993,249
			3,192,047
Kansas: 0.1%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	375		377,726
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	170		170,943
			548,669
Kentucky: 0.5%
Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140		167,167
Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
	Par (000’s	)	Value
Kentucky (continued)
5.00%, 11/01/26 (c)	$325		$388,384
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
5.00%, 09/01/23	600		650,488
5.25%, 09/01/23	250		272,176
5.25%, 09/01/23 (c)	250		271,887
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	100		109,367
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175		202,084
Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140		161,036
			2,222,589
Louisiana: 1.2%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	1,025		1,215,327
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		183,429
City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	1,000		1,071,442
City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	20		20,550
City of New Orleans, Water System (RB) 5.00%, 12/01/25 (c)	305		359,275
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 5.00%, 12/01/26	525		633,102
Louisiana Local Government Environment Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	600		639,516
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	330		3

See Notes to Financial Statements

125

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(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	$521		$5
Louisiana State Citizens Property Insurance Corp. (RB) (AGM) 5.00%, 06/01/22	275		282,630
Parish of St James, Nustar Logistics, LP Project (RB) 6.10%, 06/01/30 (p)	500		646,724
			5,052,003
Maryland: 1.2%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		219,180
City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	150		164,493
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	350		386,008
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200		212,820
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 11/29/21 (c)	695		702,178
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	245		270,319
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	1,000		1,096,460
Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	1,500		1,505,486
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425		524,387
			5,081,331
Massachusetts: 0.7%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490		539,742
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/28	$500		$625,973
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	310		366,484
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	130		134,130
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	250		269,532
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335		401,003
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	100		117,870
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275		309,927
			2,764,661
Michigan: 1.5%
City of Detroit, Series A (GO) (SBG) 5.00%, 04/01/31 (c)	500		618,641
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250		271,234
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26 (c)	500		599,701
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500		520,561
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	1,000		1,002,940
Michigan Finance Authority Hospital, Beaumont Health Credit Group, Series A (RB) 5.00%, 08/01/24 (c)	600		675,043
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)

See Notes to Financial Statements

126

	Par (000’s	)	Value
Michigan (continued)
5.00%, 07/01/24 (c)	$580		$623,561
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155		190,818
Wayne County Airport Authority, Detroit metropolitan Wayne County Airport, Series C (RB) 5.00%, 12/01/27	1,415		1,749,434
			6,251,933
Minnesota: 0.9%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100		104,807
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25	540		534,025
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350		375,231
County of Rice, Shattuck St. Mary’s School Project (RB) 5.00%, 08/01/22	250		258,875
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000		1,084,441
Housing & Redevelopment Authority of The City of St Paul Minnesota (RB) 5.00%, 07/01/25 (c)	500		576,285
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/25	640		730,557
Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	120		131,370
			3,795,591
Missouri: 1.0%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA)
4.00%, 11/01/26	105		113,272
4.62%, 11/01/27 (c)	600		661,460
Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	220		217,260
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	1,915		1,939,443
	Par (000’s	)	Value
Missouri (continued)
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	$430		$410,485
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/29 (c)	500		501,856
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	500		572,556
			4,416,332
Montana: 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	220		225,243
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/28	100		122,923
5.00%, 09/01/30	125		157,964
Nebraska Public Power District (RB) 5.00%, 01/01/22	100		100,797
			381,684
Nevada: 1.2%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 11/29/21 (c)	355		332,059
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB)
2.50%, 06/15/24	345		349,704
2.75%, 06/15/28	1,000		1,028,725
Clark County School District, Series A (GO) 5.00%, 06/15/24	500		558,278
Clark County School District, Series B (GO) (AGM)
5.00%, 06/15/29 (c)	250		318,102
5.00%, 06/15/29	250		319,267
Clark County School District, Series B (GO) (BAM)
5.00%, 06/15/30 (c)	500		647,968
5.00%, 06/15/30	250		325,386
Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	115		134,385
County of Clark, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100		111,897

See Notes to Financial Statements

127

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(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	$471		$524,578
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	500		547,937
			5,198,286
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	250		260,144
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	290		153,700
			413,844
New Jersey: 11.3%
Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	240		238,544
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	510		542,456
New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
4.25%, 06/15/22 (c)	345		351,998
5.00%, 06/15/22	165		169,453
5.00%, 06/15/22 (c)	150		154,010
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/20/22 (c)	655		681,351
5.25%, 08/20/22 (c)	2,000		2,077,659
5.75%, 09/15/22 (c)	300		308,728
New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	55		55,809
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	760		849,435
5.00%, 07/01/27 (c)	1,000		1,178,623
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (ST) 4.00%, 11/01/27	380		442,287
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) (ST)
4.00%, 11/01/25	$500		$562,610
5.00%, 11/01/25	115		134,182
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	110		138,194
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	115		140,554
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100		121,899
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	225		228,343
New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) (NATL) 5.50%, 09/01/23	400		436,840
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	505		534,458
5.00%, 03/01/23 (c)	1,500		1,589,131
5.00%, 03/01/23 (c)	755		798,763
5.00%, 03/01/23 (c)	200		211,939
5.00%, 03/01/23 (c)	455		482,319
5.00%, 03/01/23 (c)	655		692,749
5.00%, 03/01/23 (c)	695		736,035
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	340		378,530
5.00%, 06/15/24 (c)	500		553,893
5.00%, 06/15/24 (c)	320		354,851
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	340		377,567
5.00%, 06/15/24	430		480,058
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)

See Notes to Financial Statements

128

	Par (000’s	)	Value
New Jersey (continued)
4.25%, 06/15/25 (c)	$440		$493,112
4.38%, 06/15/25 (c)	130		145,579
5.00%, 06/15/25 (c)	345		396,641
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	750		878,346
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.12%, 07/01/25 (c)	175		180,426
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	175		194,798
5.00%, 06/15/24 (c)	145		161,432
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	315		355,465
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	500		596,036
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120		114,093
0.00%, 12/15/26 ^	360		334,901
0.01%, 12/15/32	735		576,261
5.00%, 12/15/24	500		568,364
5.00%, 12/15/25	500		585,579
5.00%, 12/15/26	1,050		1,263,828
5.00%, 12/15/28 (c)	205		253,539
5.00%, 06/15/24	300		334,924
5.00%, 06/15/26 (c)	395		462,410
5.00%, 06/15/26 (c)	500		583,628
5.00%, 06/15/31	1,100		1,426,223
5.25%, 12/15/22	250		263,759
5.25%, 12/15/23	270		297,440
5.50%, 12/15/22	170		179,831
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
5.00%, 06/15/23	410		440,432
5.00%, 06/15/26 (c)	845		999,866
5.00%, 06/15/26 (c)	110		129,128
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/28 (c)	500		616,350
5.00%, 06/15/22	200		205,817
5.00%, 06/15/23 (c)	490		525,609
5.00%, 06/15/23	745		799,919
5.00%, 06/15/25 (c)	275		316,188
5.25%, 06/15/25 (c)	100		115,727
5.25%, 06/15/25 (c)	365		421,980
	Par (000’s	)	Value
New Jersey (continued)
5.25%, 06/15/25 (c)	$1,065		$1,229,749
5.25%, 06/15/25 (c)	435		503,245
New Jersey Transportation Trust Fund Authority, Series AA (RB) (ST)
4.00%, 06/15/22 (c)	535		547,264
5.00%, 06/15/22 (c)	605		622,610
5.00%, 06/15/22 (c)	205		210,967
New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,500		1,849,051
New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.01%, 12/15/29	290		252,490
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
0.01%, 12/15/30	805		675,385
0.01%, 12/15/31	335		272,925
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/23	735		806,421
5.00%, 12/15/24 (c)	1,380		1,556,528
5.25%, 12/15/23	515		567,602
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.00%, 01/01/32	120		141,558
Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	55		57,562
State of New Jersey, COVID-19 Emergency Bond, Series A (GO)
5.00%, 06/01/26	500		592,260
5.00%, 06/01/27	500		606,169
5.00%, 06/01/28	990		1,224,329
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	2,000		2,046,981
3.00%, 06/01/26	80		87,594
4.00%, 06/01/23 (c)	110		115,959
5.00%, 06/01/27	100		121,234
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/23	500		534,284
5.00%, 06/01/28 (c)	640		778,961
5.00%, 06/01/28 (c)	150		183,727
5.00%, 06/01/28	655		807,507
			47,613,261

See Notes to Financial Statements

129

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(unaudited) (continued)

	Par (000’s	)	Value
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group, Series C (RB) 2.38%, 11/09/21 (c)	$400		$400,252
New York: 8.5%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	1,800		2,124,024
5.00%, 01/15/27 (c)	100		119,332
5.00%, 01/15/27 (c)	100		120,116
5.00%, 07/15/23	1,600		1,717,654
5.00%, 07/15/24	1,750		1,949,606
5.00%, 07/15/26	100		118,735
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	740		810,253
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		301,803
Build NYC Resource Corporation, Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/29 (c)	595		640,081
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250		293,802
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250		299,661
Huntington Local Development Corp., Gurwin Independent Housing, Inc./ Fountaingate Gardens Project (RB) 4.00%, 07/01/27	1,000		1,046,389
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	250		288,909
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250		301,689
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	500		584,588
5.00%, 05/15/28 (c)	560		670,793
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250		286,755
5.00%, 11/15/25 (c)	250		289,037
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB)
	Par (000’s	)	Value
New York (continued)
5.00%, 12/01/30 (c)	$500		$645,880
New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	500		582,413
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	250		279,079
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	1,000		1,027,769
5.00%, 11/19/21 (c)	2,000		2,003,901
5.00%, 11/19/21 (c)	760		761,516
5.25%, 08/01/30 (c)	940		1,107,953
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	2,000		2,323,358
5.00%, 01/01/23	1,000		1,049,941
5.00%, 01/01/28 (c)	3,255		3,887,299
5.00%, 01/01/28 (c)	780		941,645
5.00%, 01/01/28 (c)	250		300,020
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	1,500		1,552,363
Port Authority of New York & New Jersey (RB)
5.00%, 10/15/25 (c)	500		583,553
5.00%, 09/01/24 (c)	250		281,773
5.00%, 09/01/29 (c)	250		313,534
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	750		747,199
5.00%, 01/01/26 (c)	1,130		1,121,874
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	665		726,173
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/23 (c)	120		120,526
4.12%, 05/15/23 (c)	100		100,571
Trust for Cultural Resources of The City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30 (c)	1,000		1,298,641
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,500		1,533,101

See Notes to Financial Statements

130

	Par (000’s	)	Value
New York (continued)
5.00%, 06/01/27 (c)	$70		$84,417
5.00%, 06/01/27	70		84,981
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	375		369,046
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200		219,617
			36,011,370
North Carolina: 0.6%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125		146,460
North Carolina Medical Care Commission, Retirement Facilities (RB) 5.12%, 07/01/23	180		189,796
North Carolina Medical Care Commission, Vedan Health (RB) 5.00%, 06/01/25 (c)	250		290,007
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350		395,978
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	500		623,940
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	1,000		1,096,202
			2,742,383
North Dakota: 0.7%
County of Grand Forks, Red river Biorefinery, LLC Project, Series A (RB) 6.62%, 06/15/26 (c)	3,000		3,014,821
Ohio: 1.8%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	500		628,360
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	250		283,127
5.00%, 02/15/26	50		58,251
5.00%, 02/15/27	250		298,599
5.00%, 02/15/27 (c)	110		130,480
County of Muskingum, Genesis HealthCare System (RB)
	Par (000’s	)	Value
Ohio (continued)
4.00%, 02/15/23	$50		$51,785
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	2,000		2,009,964
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		2,136,706
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	550		575,532
Ohio Air Quality Development Authority, Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	260		262,569
Southern Ohio Port Authority (RB) (AGM) 10.00%, 12/01/26 (c)	1,000		1,176,566
			7,611,939
Oklahoma: 0.9%
Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	525		537,030
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,179,350
5.00%, 08/15/27	250		301,501
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,500		1,669,777
			3,687,658
Oregon: 0.2%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) *	500		107,500
Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 11/29/21 (c)	500		504,755
Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	325		358,985
			971,240
Pennsylvania: 4.5%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	500		545,099

See Notes to Financial Statements

131

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(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/22	$245		$249,570
5.00%, 05/01/23	355		374,445
5.00%, 05/01/27	1,250		1,459,181
5.00%, 05/01/28	875		1,036,298
5.00%, 05/01/28	895		1,054,219
Berks County Industrial Development Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	200		211,794
5.00%, 11/01/24	1,000		1,090,804
5.00%, 11/01/25	1,000		1,113,372
5.00%, 11/01/26	400		452,183
Berks County Municipal Authority, Tower Health Project, Series A (RB) 5.00%, 02/01/31	425		501,789
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500		1,688,254
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	500		575,448
City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	80		92,790
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	500		536,414
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
4.00%, 10/15/22	145		148,138
5.00%, 10/15/27	250		277,360
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) (ST)
4.25%, 10/15/26	500		541,441
5.00%, 10/15/28 (c)	500		581,742
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	250		264,609
Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	580		613,177
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	1,000		1,267,817
	Par (000’s	)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority Health, Albert Einstein Healthcare Network Issue, Series A (RB) (AMBAC) 4.00%, 01/15/25 (c)	$415		$448,809
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	1,140		1,169,264
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/23	125		137,345
5.00%, 06/30/26	130		155,313
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	100		117,826
Pennsylvania Turnpike Commission, Series E (RB) 6.00%, 12/01/27 (c)	335		429,419
Philadelphia Authority for Industrial Development, The Pavilion, Series A (RB) 3.00%, 12/01/21 (c)	525		438,868
Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	100		118,575
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200		238,981
Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	500		523,476
The Hospitals and Higher Education, Facilities Authority of Philiadelphia (RB)
5.00%, 07/01/26	115		133,051
5.00%, 07/01/27 (c)	275		322,971
			18,909,842
Puerto Rico: 5.9%
Commonwealth of Puerto Rico, Series A (GO) (AGM) 5.25%, 11/29/21 (c)	300		302,792
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
5.00%, 07/01/30	3,000		3,695,269
5.25%, 07/01/22 (c)	485		500,683
6.12%, 07/01/24	600		653,626

See Notes to Financial Statements

132

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series B (RB) 5.00%, 07/01/28	$1,000		$1,200,960
Puerto Rico Convention Center District Authority, Series A (RB) 5.00%, 11/29/21 (c)	185		186,292
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 11/29/21 (c)	250		251,745
Puerto Rico Highway & Transportation Authority, Series CC (RB) (AGM) 5.25%, 07/01/32	1,105		1,225,683
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 11/29/21 (c)	100		103,500
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 11/29/21 (c)	200		201,000
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 11/29/21 (c)	780		785,446
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	8,780		8,403,491
0.01%, 07/01/27	3,855		3,488,812
0.01%, 07/01/28 (c)	4,035		3,209,733
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	808		692,505
			24,901,537
Rhode Island: 0.4%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/30 (c)	900		1,160,108
5.00%, 05/15/30 (c)	250		319,145
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	155		185,270
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	115		122,916
			1,787,439
South Carolina: 0.7%
Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	110		56,746
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority (RB) 6.00%, 06/01/28 (c)	$1,000		$1,021,738
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	400		449,843
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB) 5.25%, 07/01/25 (c)	755		883,632
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	410		428,500
South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	220		247,634
			3,088,093
Tennessee: 0.3%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	500		463,439
City of Jackson, Jackson- Madison County General Hospital (RB) 5.00%, 04/01/25 (c)	600		681,690
Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	25		25,144
Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	195		188,970
			1,359,243
Texas: 7.2%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/27 (c)	1,155		1,296,593
5.00%, 01/01/27 (c)	1,200		1,340,669
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	250		280,934
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/27 (c)	500		543,314
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,465		2,531,455

See Notes to Financial Statements

133

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	$750		$968,239
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	2,000		2,329,585
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	120		134,956
City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	395		445,333
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		218,296
City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB) 5.00%, 07/15/27	1,000		1,162,874
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	250		271,034
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		290,551
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 11/29/21 (c)	200		201,103
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	655		693,425
5.00%, 07/15/28	1,500		1,770,147
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	80		86,733
5.12%, 08/15/25 (c)	200		227,058
6.00%, 03/01/24 (c)	1,345		1,480,469
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	500		577,740
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	335		340,218
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.01%, 11/15/29	315		249,040
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/25 (c)	335		385,121
	Par (000’s	)	Value
Texas (continued)
5.00%, 05/15/29 (c)	$200		$251,795
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105		125,378
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,234,496
Matagorda County Navigation District No. 1, Series A (RB) (BAM) 2.60%, 11/01/29	2,000		2,112,368
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c) (d) *	300		234,000
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/24 (c)	1,000		1,013,131
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,000		1,072,175
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 11/29/21 (c)	100		99,043
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	225		243,853
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB) 5.00%, 11/15/24 (c)	850		923,066
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100		86,000
5.00%, 07/01/24	100		86,000
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	405		362,322
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185		216,727
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 07/01/23 (c)	550		547,546

See Notes to Financial Statements

134

	Par (000’s	)	Value
Texas (continued)
SA Energy Acquisition Public Facility Corp. (RB)
5.50%, 08/01/22	$85		$88,262
5.50%, 08/01/24	55		62,257
5.50%, 08/01/25	125		146,633
5.50%, 08/01/27	110		136,767
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250		293,195
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	230		184,000
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	225		240,003
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	500		557,343
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/28	350		432,546
5.00%, 12/15/32	1,015		1,327,820
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/22	155		163,639
5.25%, 12/15/23	15		16,518
5.25%, 12/15/24	60		68,528
5.25%, 12/15/25	100		117,777
			30,268,075
Utah: 0.2%
Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	700		814,348
Virgin Islands: 0.8%
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
5.00%, 10/01/24 (c)	1,000		996,402
5.00%, 10/01/24	300		301,584
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series A (RB)
5.00%, 11/29/21 (c)	485		486,138
5.00%, 11/29/21 (c)	160		160,375
	Par (000’s	)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series B (RB)
5.00%, 11/29/21 (c)	$15		$15,035
5.00%, 11/29/21 (c)	140		138,124
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series C (RB) 5.00%, 11/29/21 (c)	225		224,474
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 11/29/21 (c)	75		74,644
5.00%, 11/29/21 (c)	55		54,615
5.00%, 11/29/21 (c)	150		149,588
5.00%, 11/29/21 (c)	620		613,043
			3,214,022
Virginia: 1.2%
Amherst Industrial Development Authority (RB) 4.75%, 11/29/21 (c)	140		133,599
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	500		545,133
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325		346,407
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	1,835		1,776,581
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,525		1,423,571
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	710		766,032
			4,991,323
Washington: 2.0%
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	155		163,624
Klickitat County Public Hospital District No 2 (RB) 4.00%, 12/01/27	1,000		1,015,065
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	480		545,639
Washington State Convention Center Public Facilities District (RB)

See Notes to Financial Statements

135

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
4.00%, 07/01/31	$2,250		$2,568,531
Washington State Convention Center Public Facilities District, Series B (RB) 4.00%, 07/01/31 (c)	250		289,344
Washington State Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		1,160,162
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	985		1,082,092
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	250		259,765
4.00%, 01/01/25 (c)	500		535,656
5.00%, 01/01/25 (c)	365		402,278
Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 11/29/21 (c)	500		500,345
			8,522,501
West Virginia: 0.3%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 06/01/22 (c)	415		417,068
4.75%, 06/01/22 (c)	680		687,896
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	150		178,645
			1,283,609
Wisconsin: 2.1%
Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	1,275		1,357,232
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,000		1,109,821
Public Finance Authority, Friends Homes (RB) 4.00%, 09/01/24	165		174,561
Public Finance Authority, Friends Homes (RB) (SAW) 4.00%, 09/01/26 (c)	500		561,178
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/27 (c)	$480		$470,938
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	650		662,160
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	545		567,676
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	250		255,648
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	2,015		2,244,609
Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	90		91,012
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		1,122,238
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
3.50%, 08/01/22	75		75,263
5.00%, 08/01/24 (c)	250		268,675
			8,961,011
Total Municipal Bonds: 98.2% (Cost: $410,009,998)			415,197,035
Other assets less liabilities: 1.8%			7,818,862
NET ASSETS: 100.0%			$423,015,897

See Notes to Financial Statements

136

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	6.6%	$27,420,968
Health Care	13.5	56,148,385
Housing	0.2	975,118
Industrial Revenue	22.4	93,077,223
Leasing	11.5	47,590,624
Local	10.4	43,172,733
Power	1.4	6,002,679
Solid Waste/Resource Recovery	0.0	8
Special Tax	11.5	47,765,862
State	6.2	25,634,177
Tobacco	1.3	5,205,373
Transportation	12.5	51,714,859
Water & Sewer	2.5	10,489,026
	100.0%	$415,197,035

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$415,197,035	$—	$415,197,035

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

137

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SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 2.8%
Alabama Federal Aid Highway Finance Authority, Series A (RB)
5.00%, 09/01/22	$250		$260,007
5.00%, 09/01/27 (c)	500		620,040
Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	125		135,855
Black Belt Energy Gas District, Series A (RB) (SAW)
4.00%, 12/01/23 (c) (p)	470		501,045
5.00%, 12/01/23	860		940,134
County of Jefferson, Series A (GO)
5.00%, 04/01/24	290		321,757
5.00%, 04/01/25	340		390,998
Industrial Development Board of the City of Mobile Alabama, Series A (RB) 1.00%, 06/26/25 (p)	1,000		1,002,259
Jefferson County (RB) 5.00%, 09/15/22	375		390,641
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500		1,682,968
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 06/01/24 (c) (p)	250		270,037
Tuscaloosa City Board of Education, Alabama School Tax (RB)
5.00%, 08/01/26 (c)	1,055		1,272,630
5.00%, 08/01/26 (c)	825		995,184
UAB Medicine Finance Authority, Series B (RB)
5.00%, 09/01/23	450		488,732
			9,272,287
Arizona: 1.4%
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	250		269,616
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	125		134,917
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series B (RB) 5.00%, 07/01/24	200		224,475
City of Tucson, Arizona Water System (RB) 5.00%, 07/01/25	450		523,449
Gilbert Water Resource Municipal Property Corp. (RB) 5.00%, 07/01/25	400		465,288
	Par (000’s	)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	$700		$825,044
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	250		280,737
Pima County (GO) 4.00%, 07/01/23	310		329,342
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/26	500		590,674
5.00%, 01/01/27	500		608,183
State of Arizona (RB) 5.00%, 07/01/23	500		539,669
			4,791,394
California: 13.9%
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	250		266,460
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	400		427,973
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	725		745,989
California Health Facilities Financing Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/22 (p)	250		261,945
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-2 (RB) 4.00%, 10/01/24 (c) (p)	500		552,673
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335		354,061
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	1,105		1,296,112
California State Public Works Board (RB) 5.00%, 03/01/25	320		368,138
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,215		1,319,810

See Notes to Financial Statements

138

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/22	$450		$469,809
5.00%, 10/01/26	885		1,069,660
California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.62%, 12/01/23 (p)	100		104,322
Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	405		457,675
City and County of San Francisco, Series B (CP)
5.00%, 10/01/25 (c)	430		502,923
5.00%, 04/01/25	100		115,036
City and County of San Francisco, Series R1 (GO) 5.00%, 06/15/25	250		291,165
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	500		597,680
City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB) 5.00%, 11/01/24	630		717,664
City of San Francisco, Public Utilities Commission Water Revenue, Series B (RB) 5.00%, 11/01/24 (c)	200		227,637
County of Sacramento CA Airport System Revenue (RB) 5.00%, 07/01/25	240		278,697
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	225		268,243
Golden State Tobacco Securitization Corp., Series A (RB)
5.00%, 06/01/23	1,000		1,069,075
5.00%, 06/01/24	1,000		1,110,578
Golden State Tobacco Securitization Corp., Series A (RB) (ST) 5.00%, 06/01/22	500		514,082
Grossmont-Cuyamaca Community College District (GO) 5.00%, 08/01/24	265		299,312
Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	500		524,259
	Par (000’s	)	Value
California (continued)
Los Angeles Department of Water & Power Power System, Series A (RB) 5.00%, 07/01/25	$285		$331,970
Los Angeles Department of Water & Power Power System, Series B (RB) 5.00%, 07/01/23	550		593,540
Los Angeles Department of Water & Power Power System, Series C (RB) 5.00%, 07/01/24	250		280,879
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/23	600		647,708
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 06/01/25 (c)	295		343,134
5.00%, 07/01/24	250		280,879
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/22	500		515,989
5.00%, 07/01/24	875		982,826
5.00%, 07/01/26	800		961,155
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	130		140,269
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/25	1,250		1,455,015
Metropolitan Water District of Southern California, Series B (RB)
5.00%, 07/01/23 (c)	450		485,890
5.00%, 07/01/24 (c)	1,000		1,125,509
Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/23	125		136,835
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/23	250		273,671
Northern California Energy Authority, Series A (RB)
4.00%, 07/01/24 (p)	1,000		1,083,746
5.00%, 07/01/24	275		307,484
Oakland Unified School District (GO) 5.00%, 08/01/23	430		464,983
Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	350		378,475
Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	205		209,659

See Notes to Financial Statements

139

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.12%, 10/01/23 (c) (p)	$930		$954,036
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	265		277,771
Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	250		289,533
Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	300		323,644
Sacramento Municipal Utility District, Series B (RB) 5.00%, 10/15/25 (c) (p)	485		558,960
Sacramento Municipal Utility District, Series D (RB)
4.00%, 08/15/25	500		566,583
5.00%, 08/15/24	125		141,250
Sacramento Municipal Utility District, Series I (RB) 5.00%, 08/15/22	450		467,274
San Bernardino County, Series A (CP) 5.00%, 10/01/26	345		416,429
San Juan Unified School District (GO) 3.38%, 08/01/25	260		287,590
Southern California Public Power Authority. Windy Point/Windy Flats Project, Series 1 (RB) 5.00%, 01/01/24 (c)	725		799,092
State of California (GO) 4.00%, 10/01/27	500		591,185
State of California Department of Water Resources (RB) 5.00%, 12/01/26	500		609,915
State of California, Various Purpose (GO)
3.00%, 03/01/26	1,000		1,102,109
4.00%, 10/01/25	600		680,061
4.00%, 11/01/24	300		332,520
4.00%, 03/01/24	500		542,973
4.00%, 08/01/26	285		329,367
5.00%, 10/01/23	250		272,565
5.00%, 10/01/24	100		113,462
5.00%, 10/01/25	835		978,706
5.00%, 11/01/23	525		574,377
5.00%, 11/01/25	500		587,576
5.00%, 11/01/26	915		1,108,039
5.00%, 12/01/25	460		542,000
5.00%, 04/01/24	300		333,852
5.00%, 04/01/25	300		345,991
	Par (000’s	)	Value
California (continued)
5.00%, 04/01/27	$750		$918,645
5.00%, 08/01/24	325		366,412
5.00%, 08/01/25	1,500		1,748,912
5.00%, 08/01/26	295		354,687
5.00%, 09/01/22	265		275,630
5.00%, 09/01/23	1,000		1,086,456
5.00%, 09/01/25	300		350,710
5.00%, 09/01/26	935		1,126,893
Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM) 5.00%, 06/01/23	480		514,167
			46,079,966
Colorado: 1.5%
Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	125		134,578
City & County of Denver CO Airport System Revenue (RB) 5.00%, 11/15/25	530		622,664
City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	250		259,048
City of Colorado Springs, Utilities System (RB) 5.00%, 11/15/25	500		588,733
Colorado Health Facilities Authority, Adventist Health System Series C (RB) 5.00%, 11/15/23 (p)	530		581,050
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		584,764
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	1,000		1,143,109
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	450		495,088
State of Colorado, Series K (CP) 5.00%, 03/15/26	385		456,249
			4,865,283
Connecticut: 2.5%
City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	215		241,988
Connecticut Housing Finance Authority, Series B (RB) 0.45%, 05/15/24 (c) (p)	250		249,428
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,000		1,151,394

See Notes to Financial Statements

140

	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	$390		$413,206
State of Connecticut, Series A (GO)
5.00%, 04/15/23	265		283,343
5.00%, 04/15/23	375		400,956
State of Connecticut, Series B (GO)
4.00%, 05/15/23	375		396,660
5.00%, 01/15/23	250		264,388
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300		359,345
State of Connecticut, Series D (GO)
5.00%, 04/15/26	1,040		1,239,544
5.00%, 08/15/23	300		325,214
State of Connecticut, Series E (GO)
5.00%, 10/15/22	350		366,124
5.00%, 09/15/25	270		316,135
State of Connecticut, Special Tax Obligation, Series A (GO) 5.00%, 04/15/23	375		400,957
State of Connecticut, Special Tax Obligation, Series A (RB)
5.00%, 01/01/23	300		316,718
5.00%, 09/01/22	325		338,092
5.00%, 09/01/23	100		108,588
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	200		217,931
State of Connecticut, State Revolving Fund, Series B (RB) 5.00%, 06/01/26	275		329,714
University of Connecticut, Series A (RB) 5.00%, 04/15/24	575		640,416
			8,360,141
Delaware: 0.8%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project, Series A (RB) (AGM) 1.05%, 07/01/25 (p)	1,000		1,010,940
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500		500,065
Delaware Transportation Authority System (RB) 5.00%, 07/01/26	500		600,211
	Par (000’s	)	Value
Delaware (continued)
State of Delaware, Series A (GO) 5.00%, 10/01/25	$410		$481,608
			2,592,824
District of Columbia: 1.2%
District of Columbia, Series A (GO) 5.00%, 06/01/22	440		452,392
District of Columbia, Series B (GO) 5.00%, 06/01/25	120		139,440
District of Columbia, Series C (RB) 5.00%, 10/01/26	785		950,912
District of Columbia, Series D (GO)
5.00%, 06/01/24	250		280,041
5.00%, 06/01/25	315		366,031
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		581,001
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/24	225		252,343
5.00%, 07/01/25	100		116,124
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/25	300		348,371
5.00%, 07/01/26	300		358,905
			3,845,560
Florida: 2.4%
Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	300		359,210
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/22	600		626,298
City of Jacksonville, Series B (RB)
5.00%, 10/01/24	265		300,260
5.00%, 10/01/25	1,020		1,194,246
City Of South Miami Health Facilities Authority, Inc. (RB) 5.00%, 08/15/22	400		414,868
County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/25	350		403,527
County of Montgomery, Consolidated Public Improvement, Series A (RB) 5.00%, 10/01/25	280		327,002
Florida Department of Management Services, Series A (CP) 5.00%, 11/01/26	250		302,469

See Notes to Financial Statements

141

VANECK SHORT MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Lee County School Board, Series A (CP) 5.00%, 08/01/24	$375		$421,902
Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	710		781,158
Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	100		104,270
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340		381,029
State of Florida, Board of Education, Lottery Revenue, Series A (RB)
5.00%, 07/01/23	450		485,545
5.00%, 07/01/24	650		729,915
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	130		139,747
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/23	150		161,247
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/23	225		241,870
State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	180		195,597
State of Florida, Department of Transportation Financing Corp. (RB) 5.00%, 07/01/22	275		283,869
			7,854,029
Georgia: 2.7%
Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	500		515,649
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500		569,253
County of Forsyth, Sales Tax (GO) 5.00%, 09/01/25	280		328,261
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 09/01/23 (c) (p)	500		530,319
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	1,000		1,099,479
	Par (000’s	)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 06/01/23	$500		$529,033
4.00%, 09/01/26 (c) (p)	1,250		1,423,335
Municipal Gas Authority of Georgia, Gas Portfolio IV Project, Series A (RB) 5.00%, 10/01/23	225		245,037
Private Colleges & Universities Authority, Series A (RB) 5.00%, 09/01/26	360		434,456
State of Georgia, Series A (GO)
5.00%, 02/01/23	160		169,604
5.00%, 02/01/25	250		287,229
5.00%, 08/01/25	350		408,932
5.00%, 08/01/26	700		843,815
State of Georgia, Series C (GO) 5.00%, 07/01/24	250		281,092
State of Georgia, Series E (GO) 5.00%, 12/01/24	1,100		1,256,437
			8,921,931
Hawaii: 0.1%
State of Hawaii, Series FN (GO) 5.00%, 10/01/24	110		124,774
State of Hawaii, Series FT (GO) 5.00%, 01/01/23	100		105,597
			230,371
Illinois: 4.2%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		587,739
Chicago O’Hare International Airport, Series C (RB)
5.00%, 01/01/23	650		685,909
5.00%, 01/01/24	115		126,358
5.00%, 01/01/26	315		370,275
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/23	350		374,970
City of Chicago, Series A (GO) 5.00%, 01/01/27	500		593,770
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	200		234,238
Cook County, Series A (GO) 5.00%, 11/15/26	300		362,177
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/23	310		323,785
4.00%, 07/01/25	100		112,501
5.00%, 01/01/23	250		264,023
5.00%, 01/01/24	155		170,521
5.00%, 01/01/25	600		685,305
5.00%, 07/01/22	340		350,942

See Notes to Financial Statements

142

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	$500		$560,904
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	250		270,016
Illinois Finance Authority, Tax Notes (RB) (BAM) 5.00%, 08/15/25	405		472,290
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		501,278
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		785,499
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	495		554,453
Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	370		390,351
State of Illinois (GO) 5.00%, 02/01/23	350		369,982
State of Illinois (GO) (AGC)
5.50%, 05/01/24	250		279,920
5.50%, 05/01/25	335		388,163
State of Illinois, Series B (GO)
5.00%, 12/01/24	130		146,733
5.00%, 09/01/25	400		460,367
State of Illinois, Series D (GO)
5.00%, 11/01/22	470		491,751
5.00%, 11/01/23	500		544,117
5.00%, 11/01/25	1,345		1,553,838
5.00%, 11/01/26	800		944,032
			13,956,207
Indiana: 1.0%
City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	500		585,839
Indiana Finance Authority, Series C (RB)
5.00%, 12/01/23	250		274,667
5.00%, 12/01/23	500		548,563
5.00%, 12/01/24	575		656,965
5.00%, 12/01/25	260		307,156
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/24	500		553,323
5.00%, 02/01/25	250		287,054
			3,213,567
Iowa: 0.7%
Iowa Finance Authority (RB) 5.00%, 08/01/23	250		270,936
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/26 (c) (p)	1,500		1,773,804
	Par (000’s	)	Value
Iowa (continued)
State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	$250		$269,106
			2,313,846
Kansas: 0.1%
Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	350		364,069
Kentucky: 2.0%
Kentucky Public Energy Authority, Gas Supply, Series A (RB)
4.00%, 04/01/24 (c) (p)	700		752,987
4.00%, 06/01/26 (c) (p)	1,000		1,132,380
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
4.00%, 01/01/25 (c) (p)	1,085		1,190,987
4.00%, 07/01/23	200		211,789
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	1,100		1,217,793
Kentucky State Property & Building Commission No. 119 (RB) 5.00%, 05/01/26	275		325,790
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	125		139,836
Louisville & Jefferson County Metropolitan Government, Water System (RB) (SAW) 5.00%, 11/15/26	250		302,916
Louisville & Jefferson County, Metro Government Health System, Norton Healthcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	1,000		1,201,504
			6,475,982
Louisiana: 0.6%
East Baton Rouge Sewerage Commission, Sereis A (RB) (NATL) 5.00%, 02/01/27	250		302,175
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) (BAM) 5.00%, 10/01/22	175		182,555
Louisiana Public Facilities Authority, Costner Clinic Foundation Project, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500		574,439

See Notes to Financial Statements

143

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/23	$590		$632,969
State of Louisiana, Series A (GO) 5.00%, 03/01/26	335		397,957
			2,090,095
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	500		580,033
Maryland: 3.4%
County of Baltimore, Equipment Program (CP)
5.00%, 03/01/25	295		339,060
5.00%, 03/01/26	1,125		1,333,241
County of Montgomery, Series A (GO)
4.00%, 11/01/24	210		232,897
5.00%, 11/01/26	265		321,489
Maryland Stadium Authority, Baltimore City Public Schools, Series A (RB) 5.00%, 05/01/23	320		342,411
Maryland State Transportation Authority Transportation Facilities Project (RB) 5.00%, 07/01/23	750		809,242
Prince George’s County, Series A (GO) 5.00%, 07/15/25	425		495,668
State of Maryland, Department of Transportation (RB)
5.00%, 10/01/26	595		720,433
5.00%, 05/01/23	500		535,799
5.00%, 09/01/24	165		186,770
State of Maryland, Second Series B (GO)
5.00%, 08/01/24	550		620,405
5.00%, 08/01/25	500		583,783
State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	790		812,249
State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	2,730		3,034,058
State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/24	250		282,002
State of Maryland, State and Local Facilities Loan, Second Series (GO) (BAM) 5.00%, 08/01/22	145		150,248
	Par (000’s	)	Value
Maryland (continued)
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	$500		$583,783
			11,383,538
Massachusetts: 3.3%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	860		925,184
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/26	250		295,451
5.00%, 01/01/27	710		863,619
Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/22	250		258,029
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26	400		483,247
5.00%, 10/01/27	535		663,028
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/23	900		971,404
5.00%, 07/01/27	250		307,977
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750		824,562
5.00%, 11/01/26	295		357,236
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250		301,308
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/23 (c) (p)	275		289,927
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
5.00%, 10/15/26	500		606,624
5.00%, 07/15/26	1,025		1,234,477
Massachusetts Development Finance Agency, Healthcare System, Issue, Series S-4 (RB) 5.00%, 01/25/24 (p)	250		275,764
Massachusetts Development Finance Agency, Series A (RB) 5.00%, 10/15/25	900		1,059,260
Massachusetts Development Finance Agency, The Board Institute Issue (RB) 5.00%, 04/01/26	450		535,068
Massachusetts Water Resources Authority (RB)
5.00%, 08/01/23	170		184,143
5.00%, 08/01/23	50		54,071

See Notes to Financial Statements

144

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/22	$250		$259,029
			10,749,408
Michigan: 1.0%
Michigan State Building Authority, Series I (RB) 5.00%, 04/15/26	250		298,089
Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	500		533,927
State of Michigan (RB) 5.00%, 03/15/25	265		305,071
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	650		721,249
5.00%, 03/15/26	1,065		1,265,634
Wayne County Airport Authority, Series C (RB)
5.00%, 12/01/23	145		158,956
			3,282,926
Minnesota: 1.5%
Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	200		226,518
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,212,567
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/25	500		570,748
Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	480		505,031
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200		1,352,904
State of Minnesota, Various Purpose, Series D (GO)
5.00%, 08/01/22	510		528,577
5.00%, 08/01/26	400		481,347
			4,877,692
Mississippi: 0.2%
County of Warren (RB)
1.38%, 06/16/25 (p)	400		409,740
1.38%, 06/16/25 (p)	400		409,255
			818,995
Missouri: 0.8%
City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,000		1,078,291
	Par (000’s	)	Value
Missouri (continued)
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	$150		$173,257
Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	260		272,703
Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	500		587,576
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	500		582,279
			2,694,106
Nebraska: 1.5%
Central Plains Energy Project (RB) 2.50%, 08/01/25 (c) (p)	1,550		1,650,314
Central Plains Energy Project (RB) (AGM) 4.00%, 08/01/25 (c) (p)	2,000		2,240,234
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 01/01/24 (c)	350		383,449
5.00%, 01/01/24 (c) (p)	500		544,028
			4,818,025
Nevada: 0.6%
Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	100		109,405
Clark County School District, Series A (GO) 5.00%, 06/15/23	250		268,429
Clark County Water Reclamation District (GO) 5.00%, 07/01/22	250		258,046
Clark County, Series B (GO) 5.00%, 11/01/23	450		492,323
County of Clark Department of Aviation (RB) 5.00%, 07/01/23	300		323,435
County of Clark, Nevada Highway Motor Vehicle Fuel, Series C (RB) 5.00%, 07/01/26	290		347,679
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	300		342,366
			2,141,683

See Notes to Financial Statements

145

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey: 3.9%
City of Newark, Series A (GO) (AGM) 5.00%, 10/01/26	$300		$355,568
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) (ST)
5.00%, 11/01/23	985		1,073,912
5.00%, 11/01/24	100		113,210
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 5.00%, 06/15/26	455		540,186
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,000		1,165,601
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	225		262,260
New Jersey Health Care Facilities Financing Authority, AHC Hospital Corp. (RB) 5.00%, 07/01/23	300		323,749
New Jersey Health Care Facilities Financing Authority, Health System (RB) 5.00%, 07/01/26	300		358,143
New Jersey Health Care Facilities Financing Authority, Hospital Assets Transformation Program (RB) 5.00%, 10/01/26	500		598,346
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	500		547,356
New Jersey Sports & Exposition Authority, Series A (RB) 5.00%, 09/01/24	890		999,844
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/23	1,175		1,288,065
5.00%, 06/15/24	1,410		1,573,952
State of New Jersey, COVID-19 Emergency Bond, Series A (GO) 5.00%, 06/01/27	500		606,169
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		522,851
2.00%, 06/01/26	500		524,376
5.00%, 06/01/22	800		821,340
5.00%, 06/01/24	675		752,035
	Par (000’s	)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	$290		$309,885
			12,736,848
New Mexico: 1.1%
New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	325		334,134
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 05/01/25 (c) (p)	1,165		1,336,740
State of New Mexico, Series A (GO)
5.00%, 03/01/23	320		340,329
5.00%, 03/01/27	315		385,006
State of New Mexico, Series B (GO)
5.00%, 03/01/23	340		361,600
5.00%, 03/01/25	250		287,787
State of New Mexico, Series B (RB) 4.00%, 07/01/23	505		536,509
			3,582,105
New York: 14.1%
Build NYC Resource Corp. (RB) 5.00%, 11/01/26	270		327,258
City of New York, Series A (GO)
4.00%, 08/01/23	250		266,441
5.00%, 08/01/22	670		694,250
5.00%, 08/01/23	100		108,319
5.00%, 08/01/24	1,500		1,688,047
City of New York, Series B-1 (GO) 5.00%, 10/01/22	500		522,104
City of New York, Series C (GO)
5.00%, 08/01/22	265		274,591
5.00%, 08/01/24	750		844,023
5.00%, 08/01/25	850		990,016
City of New York, Series C and D (GO)
5.00%, 08/01/23	320		346,622
5.00%, 08/01/26	325		390,082
City of New York, Series D-3 (GO) 5.00%, 02/01/24 (c) (p)	100		107,491
City of New York, Series E (GO) 5.00%, 08/01/24	255		286,968
City of New York, Sub-Series C-1 (GO) (SD CRED PROG) 4.00%, 08/01/27	660		775,694
City of New York, Sub-Series F-1 (GO) 5.00%, 03/01/27	410		499,680
City of New York, Sub-Series J-7 & J-9 (GO) 5.00%, 08/01/26	500		600,127

See Notes to Financial Statements

146

	Par (000’s	)	Value
New York (continued)
City of Yonkers, Series C (GO) (BAM) 5.00%, 10/01/23	$100		$108,885
County of Nassau, Series C (GO) 5.00%, 10/01/24	200		225,553
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/23	100		106,051
Long Island Power Authority, Electric System, Series B (RB)
5.00%, 09/01/22	245		254,748
5.00%, 09/01/22	255		265,250
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	1,500		1,689,076
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	750		832,223
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/23	290		316,615
5.00%, 11/15/23	250		272,944
5.00%, 11/15/24	390		440,952
5.00%, 11/15/26	255		304,464
5.00%, 11/15/26	500		596,987
Metropolitan Transportation Authority, Series C-1 (RB)
5.00%, 11/15/23	500		545,888
5.00%, 11/15/25	875		1,018,773
Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/25	235		273,613
Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	250		267,509
New York City Housing Development Corp., Series F-2 (RB) (FHA 542 (C)) 0.60%, 07/01/25 (c) (p)	250		248,390
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	750		905,080
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
5.00%, 07/15/24	550		619,397
5.00%, 07/15/25	570		665,157
5.00%, 07/15/26	315		378,166
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	$1,000		$1,048,091
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 05/01/23	575		616,169
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/25	350		411,759
New York City Trust for Cultural Resources, Museum of Modern Art, Series E (RB) 4.00%, 04/01/25	265		295,227
New York City Water and Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700		769,195
New York City Water and Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	430		491,826
New York City Water and Sewer System, Series CC-2 (RB) 5.00%, 12/15/21 (c)	530		533,081
New York State Dormitory Authority, Connell University, Series A (RB) 5.00%, 07/01/26	700		841,727
New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	300		316,366
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	110		123,618
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/22	250		260,910
5.00%, 10/01/25	435		507,838
5.00%, 10/01/26	400		479,176
New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) (ST) 5.00%, 10/01/24	300		339,262
New York State Dormitory Authority, Series A (RB) 5.00%, 08/01/25	815		938,424

See Notes to Financial Statements

147

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 5.00%, 07/01/26	$200		$239,881
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
5.00%, 02/15/23	220		233,459
5.00%, 02/15/23	780		827,566
5.00%, 02/15/25	315		361,775
5.00%, 02/15/25	140		160,600
5.00%, 03/15/23	290		308,866
5.00%, 03/15/26	430		509,891
New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/26	435		514,526
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/23	1,070		1,136,082
5.00%, 02/15/25	250		287,672
5.00%, 02/15/26	805		952,169
5.00%, 08/15/26 (c)	1,260		1,517,954
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/25	1,000		1,147,147
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/23	845		899,971
5.00%, 03/15/24	735		815,268
5.00%, 03/15/27	300		366,796
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	100		106,505
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/24	155		171,927
5.00%, 03/15/25	775		894,064
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680		809,900
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		575,501
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	300		334,894
	Par (000’s	)	Value
New York (continued)
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/01/22 (c)	$750		$752,679
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 01/01/22 (c)	500		500,193
New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	165		181,598
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23	790		841,394
5.00%, 03/15/25	500		575,906
5.00%, 03/15/27	690		842,410
Town of Oyster Bay, Public Improvement (GO) 4.00%, 03/01/24	500		540,780
Town of Oyster Bay, Public Improvement (GO) (AGM) 4.00%, 03/01/26	250		284,471
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26	530		585,374
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	500		513,137
Utility Debt Securitization Authority (RB) 5.00%, 06/15/22 (c)	285		293,434
Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	320		337,016
			46,450,909
North Carolina: 1.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/23	115		120,195
County of Guilford, North Carolina Public Improvement, Series B (GO) 5.00%, 05/01/24	500		558,522
County of Wake, Public Improvement (GO) 5.00%, 04/01/27	300		368,353
County of Wake, Public Improvement (RB) 5.00%, 09/01/26	375		452,161
County of Wake, Public Improvement, Series A (GO) 5.00%, 03/01/25	250		288,237

See Notes to Financial Statements

148

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	$2,125		$2,329,430
State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	970		1,127,143
State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	500		531,833
State of North Carolina, Series B (GO) 5.00%, 06/01/23	575		618,493
			6,394,367
Ohio: 2.7%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	530		561,999
City of Cleveland OH Airport System Revenue (RB) (AGM) 5.00%, 01/01/23	260		274,395
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 08/01/25	100		116,270
5.00%, 08/01/26	410		490,831
County of Hamilton, Hospital Facilities, Series A (RB) 5.00%, 08/15/27	270		331,538
County of Hamilton, Sales Tax, Series A (RB)
5.00%, 12/01/23	155		170,259
5.00%, 12/01/25	500		590,463
Lancaster Port Authority (RB) (SBG) 5.00%, 02/01/25 (c) (p)	300		341,427
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/26	460		545,684
Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/26	250		299,239
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
5.00%, 01/01/25	1,325		1,514,733
5.00%, 01/01/26	500		590,222
State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	100		117,087
	Par (000’s	)	Value
Ohio (continued)
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	$560		$614,637
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	675		707,600
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,000		1,071,598
State of Ohio, Miami University (RB) 5.00%, 09/01/25	115		134,344
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/22	500		526,074
			8,998,400
Oklahoma: 0.4%
Oklahoma County Independent School District No. 89, Series A (GO)
0.05%, 07/01/22	500		499,510
1.25%, 07/01/24	450		460,386
Tulsa Public Facilities Authority, Capital Improvement (RB) 3.00%, 06/01/25	350		378,866
			1,338,762
Oregon: 0.6%
City of Portland, Oregon Second Lien Sewer System, Series A (RB) 5.00%, 05/01/26	350		417,892
City of Portland, Oregon Second Lien Sewer System, Series A (RB) (AGM) 5.00%, 03/01/26	500		593,730
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	350		419,412
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		580,761
			2,011,795
Pennsylvania: 3.4%
Allegheny County Hospital Development Authority (RB) 5.00%, 07/15/25	300		347,603
City of Philadelphia PA (GO)
5.00%, 08/01/25	300		348,810
5.00%, 08/01/25	245		284,862
City of Philadelphia, Series A (GO) 5.00%, 08/01/24	200		224,838

See Notes to Financial Statements

149

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(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	$310		$323,646
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	250		268,207
Commonwealth of Pennsylvania, First Series (GO)
5.00%, 01/01/26	560		662,063
5.00%, 01/01/27	315		383,512
5.00%, 02/01/26	415		491,724
5.00%, 09/15/23	100		108,882
Commonwealth of Pennsylvania, Second Series (GO)
5.00%, 01/15/23	370		391,386
5.00%, 09/15/22	590		614,768
County of Lehigh, Lehigh Hospital Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		715,374
Delaware River Port Authority, Series B (RB)
5.00%, 01/01/25	350		399,643
5.00%, 01/01/26	1,170		1,378,474
Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	500		541,114
Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	150		163,729
Pennsylvania Economic Development Financing Authority (RB) 5.00%, 03/15/24	310		343,124
Pennsylvania Economic Development Financing Authority, University of Pittsburgh, Series A (RB) 5.00%, 11/15/25	325		380,403
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
5.00%, 06/15/23	175		188,078
5.00%, 06/15/25	100		115,761
Pennsylvania State University, Series B (RB) 5.00%, 09/01/22	350		364,069
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/26	500		593,993
Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	400		448,385
	Par (000’s	)	Value
Pennsylvania (continued)
School District of Philadelphia (GO) (SAW) 5.00%, 09/01/25	$660		$768,828
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/22	100		103,968
5.00%, 09/01/24	120		135,324
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	115		123,546
			11,214,114
Rhode Island: 0.2%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 06/15/22	235		241,969
State of Rhode Island, Series B (GO) 5.00%, 08/01/26	300		361,479
			603,448
South Carolina: 1.2%
County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	510		580,802
County of Richland, Series A (GO) (SAW) 5.00%, 03/01/26	500		594,438
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765		1,895,849
State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	350		389,764
York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	330		350,827
			3,811,680
Tennessee: 1.7%
Metropolitan Government of Nashville & Davidson County, Series C (GO) (SBG) 5.00%, 01/01/24	500		550,983
Metropolitan Government of Nashville and Davidson County (GO)
5.00%, 07/01/24	200		224,760
5.00%, 07/01/26	525		629,954
Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/26	450		529,840
Tennergy Corp., Series A (RB) 5.00%, 10/01/24 (c) (p)	900		1,011,868

See Notes to Financial Statements

150

	Par (000’s	)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	$1,775		$1,981,770
Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 05/01/23 (c) (p)	560		586,481
			5,515,656
Texas: 8.0%
Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	300		318,434
Austin Independent School District (GO) 5.00%, 08/01/26	500		600,645
Bexar County Hospital District (GO)
5.00%, 02/15/24	725		802,524
5.00%, 02/15/26	350		414,867
Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	275		298,474
Brazosport Independent School District (GO) 5.00%, 02/15/23	1,000		1,061,179
City of Austin TX Electric Utility Revenue (RB) 5.00%, 11/15/30 (c)	750		946,372
City of Austin TX Water & Wastewater System Revenue (RB)
5.00%, 11/15/22	290		304,449
5.00%, 11/15/25	790		928,467
City of Denton, Utility System (RB) 5.00%, 12/01/26	310		374,518
City of Fort Worth (GO) 5.00%, 03/01/24	105		116,279
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/23	500		538,884
5.00%, 07/01/24	250		280,381
City of Houston, Series A (GO) 5.00%, 03/01/23	250		265,778
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630		755,181
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500		583,580
Colorado River Municipal Water District (RB)
5.00%, 01/01/24	115		126,253
5.00%, 01/01/26	405		474,430
Comal Independent School District (GO) 5.00%, 02/01/26	775		916,847
	Par (000’s	)	Value
Texas (continued)
Conroe Independent School District, Series A (GO)
5.00%, 02/15/23	$150		$159,157
5.00%, 02/15/27	2,000		2,441,566
Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	125		138,397
Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	375		406,447
Dallas Fort Worth International Airport (RB) 5.00%, 11/01/25	200		234,684
Fort Worth Independent School District (GO) 5.00%, 02/15/24	150		165,930
Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	325		343,454
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	500		566,372
Harris County, Series A (GO) 5.00%, 10/01/22	320		334,117
Hays Consolidated Independent School District, Series A (GO) 3.00%, 02/15/26	500		549,538
Houston Independent School District (GO) 5.00%, 07/15/25	320		372,567
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/24	155		171,724
5.00%, 02/15/26	250		297,152
Houston Independent School District, Limited Tax School House, Series A (GO)
5.00%, 02/15/23	650		690,027
5.00%, 02/15/24	165		182,804
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	455		545,879
Judson Independent School District (GO) 5.00%, 02/01/25	250		286,617
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	160		173,447
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	150		171,224

See Notes to Financial Statements

151

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Northside Independent School District (GO) 0.70%, 06/01/25 (p)	$500		$500,439
Port Authority of Houston of Harris County Texas, Series A-2 (GO)
5.00%, 10/01/24	500		566,528
5.00%, 10/01/25	500		585,415
Round Rock Independent School District (GO) 5.00%, 08/01/26	570		684,144
San Antonio Water System, Series A (RB) 2.00%, 05/15/25	300		315,881
State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	430		485,170
State of Texas, Water Infrastructure Fund, Series B-3 (GO)
5.00%, 08/01/23	400		433,350
5.00%, 08/01/24	250		281,782
5.00%, 08/01/25	500		583,377
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
5.00%, 02/15/24	250		276,308
5.00%, 02/15/25	250		286,458
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		715,617
Texas Water Development Board (RB)
5.00%, 08/01/23	350		378,989
5.00%, 08/01/25	225		262,885
Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	340		363,431
Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	345		352,310
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,183,471
			26,594,200
Utah: 1.4%
Central Utah Water Conservancy District, Series B (RB) 5.00%, 10/01/25	955		1,119,763
County of Utah, IHC Health Services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,124,598
	Par (000’s	)	Value
Utah (continued)
County of Utah, IHC Health Services Inc., Series B-2 (RB) 5.00%, 08/01/24 (c) (p)	$415		$457,873
State of Utah (GO)
5.00%, 07/01/23	500		539,669
5.00%, 07/01/25	290		338,025
5.00%, 07/01/25	300		349,442
5.00%, 07/01/26	500		601,233
University of Utah, Series A (RB) (ST) 5.00%, 08/01/23	100		108,246
			4,638,849
Virginia: 2.9%
City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	240		259,041
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	125		143,305
City of Richmond, Series B (GO) 5.00%, 07/15/22	500		517,099
Commonwealth of Virginia, Series B (GO) 5.00%, 06/01/26	350		418,935
County of Fairfax, Public Improvement, Series A (GO)
4.00%, 10/01/24	285		315,024
4.00%, 10/01/25	500		567,133
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/23	275		294,850
4.00%, 10/01/25	700		793,987
County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	300		347,406
Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	125		139,473
Hampton Roads Transportation Accountability Commission, Series A (RB) 5.00%, 07/01/26	1,250		1,495,436
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
5.00%, 02/01/24	235		259,894
5.00%, 02/01/27	250		304,756
5.00%, 02/01/27	600		731,414
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	250		265,006

See Notes to Financial Statements

152

	Par (000’s	)	Value
Virginia (continued)
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/22	$150		$156,310
5.00%, 09/15/23	400		435,449
5.00%, 09/15/24	325		367,727
5.00%, 09/15/26 (c)	510		614,803
Virginia Public Building Authority, Series A (RB)
5.00%, 08/01/23	160		173,310
5.00%, 08/01/24	120		135,326
5.00%, 08/01/26	265		318,342
Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	300		360,387
Virginia Public School Authority, Series B (RB) (SAW) 5.00%, 08/01/23	300		324,737
			9,739,150
Washington: 2.5%
City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 02/01/26	400		473,396
Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/26	500		589,769
County of King, Sewer Revenue, Series B (GO) 5.00%, 07/01/24	100		112,408
County of King, Sewer Revenue, Series B (RB) 5.00%, 07/01/26	200		239,983
County of King, Washington Sewer Improvement, Series B (RB) 5.00%, 07/01/25	575		669,764
Energy Northwest Electric, Series C (RB)
5.00%, 07/01/24	450		505,710
5.00%, 07/01/25	1,375		1,601,609
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/23	100		107,899
5.00%, 07/01/24	455		511,329
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24	200		220,947
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750		844,904
University of Washington, Series C (RB) (AGM) 5.00%, 04/01/26	800		953,543
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,098,518
	Par (000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	$270		$308,090
			8,237,869
West Virginia: 0.1%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	410		445,210
Wisconsin: 1.7%
City of Madison, Series A (GO) 4.00%, 10/01/22	545		564,068
City of Milwaukee, Series N2 (GO)
4.00%, 03/01/23	100		104,943
4.00%, 03/01/25	750		834,625
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/24	225		249,409
5.00%, 04/01/25	125		143,612
5.00%, 04/01/26	500		592,362
5.00%, 04/01/26	750		888,543
State of Wisconsin (GO)
5.00%, 11/01/22	500		524,149
5.00%, 11/01/25	380		445,405
State of Wisconsin, Series A (GO)
5.00%, 05/01/27	1,000		1,221,422
Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	120		134,924
			5,703,462
Total Municipal Bonds: 98.2% (Cost: $322,071,797)			324,590,782
Other assets less liabilities: 1.8%			5,906,710
NET ASSETS: 100.0%			$330,497,492

See Notes to Financial Statements

153

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector	% of Investments	Value
Education	5.6%	$18,327,401
Health Care	7.1	23,050,924
Housing	0.5	1,750,690
Industrial Revenue	10.0	32,507,054
Leasing	7.1	22,917,357
Local	16.6	53,776,322
Power	4.8	15,526,129
Special Tax	8.8	28,452,433
State	19.8	64,183,562
Tobacco	1.3	4,299,130
Transportation	11.5	37,424,075
Water & Sewer	6.9	22,375,705
	100.0%	$324,590,782

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$324,590,782	$—	$324,590,782

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

154

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Assets:
Investments, at value Unaffiliated issuers (1)	$199,324,302	$3,509,170,360	$12,104,024	$1,905,256,298
Cash	7	10,197,192	156,519	4,516,572
Receivables:
Investment securities sold	—	—	—	1,119,440
Shares of beneficial interest sold	—	18,600,446	—	—
Dividends and interest	546,764	50,028,101	148,038	21,363,575
Total assets	199,871,073	3,587,996,099	12,408,581	1,932,255,885
Liabilities:
Payables:
Investment securities purchased	—	21,951,590	—	1,301,222
Line of credit	217,111	—	—	—
Due to Adviser	67,841	1,073,072	2,528	392,555
Deferred Trustee fees	4,195	3,184	—	3,000
Accrued expenses	544	—	—	—
Total liabilities	289,691	23,027,846	2,528	1,696,777
NET ASSETS	$199,581,382	$3,564,968,253	$12,406,053	$1,930,559,108
Shares outstanding	6,875,000	57,496,401	250,000	37,848,916
Net asset value, redemption and offering price per share	$29.03	$62.00	$49.62	$51.01
Net Assets consist of:
Aggregate paid in capital	$195,684,243	$3,566,049,522	$12,515,786	$1,862,426,057
Total distributable earnings (loss)	3,897,139	(1,081,269)	(109,733)	68,133,051
NET ASSETS	$199,581,382	$3,564,968,253	$12,406,053	$1,930,559,108
(1) Cost of investments - Unaffiliated issuers	$199,244,298	$3,444,913,486	$12,222,112	$1,847,244,511

See Notes to Financial Statements

155

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)

	Long Muni ETF	Muni Allocation ETF	Short High Yield Muni ETF	Short Muni ETF
Assets:
Investments, at value Unaffiliated issuers (1)	$239,810,272	$413,689	$415,197,035	$324,590,782
Affiliated issuers (2)	—	3,772,713	—	—
Cash	175,654	3,724	2,282,460	2,087,163
Receivables:
Investment securities sold	1,193,574	—	—	—
Dividends and interest	2,599,357	868	5,662,252	3,877,089
Total assets	243,778,857	4,190,994	423,141,747	330,555,034
Liabilities:
Payables:
Investment securities purchased	1,227,540	—	—	—
Due to Adviser	49,095	285	125,850	55,942
Deferred Trustee fees	1,517	—	—	1,600
Accrued expenses	42	—	—	—
Total liabilities	1,278,194	285	125,850	57,542
NET ASSETS	$242,500,663	$4,190,709	$423,015,897	$330,497,492
Shares outstanding	11,300,000	170,000	16,950,000	18,450,000
Net asset value, redemption and offering price per share	$21.46	$24.65	$24.96	$17.91
Net Assets consist of:
Aggregate paid in capital	$233,355,366	$4,667,557	$426,186,928	$327,909,075
Total distributable earnings (loss)	9,145,297	(476,848)	(3,171,031)	2,588,417
NET ASSETS	$242,500,663	$4,190,709	$423,015,897	$330,497,492
(1) Cost of investments - Unaffiliated issuers	$233,416,193	$428,841	$410,009,998	$322,071,797
(2) Cost of investments - Affiliated issuers	$—	$3,647,017	$—	$—

See Notes to Financial Statements

156

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2021 (unaudited)

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF (a)	Intermediate Muni ETF
Income:
Dividends	$4,266,971	$—	$—	$—
Interest	31	70,699,642	18,200	17,828,739
Total income	4,267,002	70,699,642	18,200	17,828,739
Expenses:
Management fees	407,227	6,692,747	4,121	2,292,615
Interest	2,285	363	—	187
Total expenses	409,512	6,693,110	4,121	2,292,802
Net investment income	3,857,490	64,006,532	14,079	15,535,937
Net realized gain (loss) on:
Investments	(412,668)	(1,121,537)	—	(864,535)
In-kind redemptions	9,461,559	9,747,927	—	8,302,506
Net realized gain	9,048,891	8,626,390	—	7,437,971
Net change in unrealized appreciation (depreciation) on:
Investments	(10,082,771)	(39,486,911)	(118,088)	(30,565,997)
Net change in unrealized appreciation (depreciation)	(10,082,771)	(39,486,911)	(118,088)	(30,565,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,823,610	$33,146,011	$(104,009)	$(7,592,089)

(a)	For the period September 9, 2021 (commencement of operations) through October 31, 2021.

See Notes to Financial Statements

157

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2021 (unaudited)

	Long Muni ETF	Muni Allocation ETF	Short High Yield Muni ETF	Short Muni ETF

Income:
Dividends - unaffiliated issuers	$—	$6,699	$—	$—
Dividends - affiliated issuers	—	47,876	—	—
Interest	2,855,407	—	5,149,002	1,646,463
Total income	2,855,407	54,575	5,149,002	1,646,463
Expenses:
Management fees	288,780	1,679	661,913	313,494
Interest	552	—	264	14
Total expenses	289,332	1,679	662,177	313,508
Net investment income	2,566,075	52,896	4,486,825	1,332,955
Net realized gain (loss) on:
Investments - unaffiliated issuers	(95,126)	(2,443)	(68,605)	202,764
Investments - affiliated issuers	—	41,729	—	—
In-kind redemptions - unaffiliated issuers	1,575,330	—	(152,356)	43,563
In-kind redemptions - affiliated issuers	—	91,583	—	—
Net realized gain (loss)	1,480,204	130,869	(220,961)	246,327
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(4,077,162)	(15,150)	(2,761,937)	(2,259,120)
Investments – affiliated issuers	—	(163,727)	—	—
Net change in unrealized appreciation (depreciation)	(4,077,162)	(178,877)	(2,761,937)	(2,259,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,883)	$4,888	$1,503,927	$(679,838)

See Notes to Financial Statements

158

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		High Yield Muni ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,857,490	$6,611,198	$64,006,532	$116,567,642
Net realized gain (loss)	9,048,891	1,217,584	8,626,390	(86,647,125)
Net change in unrealized appreciation (depreciation)	(10,082,771)	25,470,232	(39,486,911)	390,659,103
Net increase in net assets resulting from operations	2,823,610	33,299,014	33,146,011	420,579,620
Distributions to shareholders from:
Distributable earnings	(3,616,778)	(6,430,030)	(65,162,255)	(116,872,827)

Share transactions**:
Proceeds from sale of shares	101,378,188	31,098,244	602,268,294	1,105,042,152
Cost of shares redeemed	(77,581,770)	(23,775,486)	(466,606,161)	(517,793,142)
Increase in net assets resulting from share transactions	23,796,418	7,322,758	135,662,133	587,249,010
Total increase in net assets	23,003,250	34,191,742	103,645,889	890,955,803
Net Assets, beginning of period	176,578,132	142,386,390	3,461,322,364	2,570,366,561
Net Assets, end of period	$199,581,382	$176,578,132	$3,564,968,253	$3,461,322,364
**Shares of Common Stock Issued (no par value)
Shares sold	3,375,000	1,100,000	9,550,000	18,300,000
Shares redeemed	(2,575,000)	(875,000)	(7,450,000)	(8,700,000)
Net increase	800,000	225,000	2,100,000	9,600,000

See Notes to Financial Statements

159

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	HIP Sustainable Muni ETF	Intermediate Muni ETF
	Period Ended October 31, 2021 (a)	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)	(unaudited)
Operations:
Net investment income	$14,079	$15,535,937	$32,364,513
Net realized gain	—	7,437,971	25,772,251
Net change in unrealized appreciation (depreciation)	(118,088)	(30,565,997)	60,943,861
Net increase (decrease) in net assets resulting from operations	(104,009)	(7,592,089)	119,080,625
Distributions to shareholders from:
Distributable earnings	(5,724)	(15,878,841)	(34,896,906)

Share transactions**:
Proceeds from sale of shares	12,515,786	294,708,004	535,463,826
Cost of shares redeemed	—	(142,024,930)	(399,980,004)
Increase in net assets resulting from share transactions	12,515,786	152,683,074	135,483,822
Total increase in net assets	12,406,053	129,212,144	219,667,541
Net Assets, beginning of period	—	1,801,346,964	1,581,679,423
Net Assets, end of period	$12,406,053	$1,930,559,108	$1,801,346,964
**Shares of Common Stock Issued (no par value)
Shares sold	250,000	5,700,000	10,400,000
Shares redeemed	—	(2,750,000)	(7,800,000)
Net increase	250,000	2,950,000	2,600,000

(a)	For the period September 9, 2021 (commencement of operations) through October 31, 2021.

See Notes to Financial Statements

160

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long Muni ETF		Muni Allocation ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,566,075	$5,402,766	$52,896	$124,237
Net realized gain	1,480,204	2,847,343	130,869	143,994
Net change in unrealized appreciation (depreciation)	(4,077,162)	12,170,970	(178,877)	263,796
Net increase (decrease) in net assets resulting from operations	(30,883)	20,421,079	4,888	532,027
Distributions to shareholders from:
Distributable earnings	(2,584,685)	(5,817,215)	(54,325)	(135,120)

Share transactions**:
Proceeds from sale of shares	42,447,515	52,826,059	501,848	—
Cost of shares redeemed	(24,985,000)	(39,574,236)	(1,250,769)	—
Increase (decrease) in net assets resulting from share transactions	17,462,515	13,251,823	(748,921)	—
Total increase (decrease) in net assets	14,846,947	27,855,687	(798,358)	396,907
Net Assets, beginning of period	227,653,716	199,798,029	4,989,067	4,592,160
Net Assets, end of period	$242,500,663	$227,653,716	$4,190,709	$4,989,067
**Shares of Common Stock Issued (no par value)
Shares sold	1,950,000	2,450,000	20,000	—
Shares redeemed	(1,150,000)	(1,850,000)	(50,000)	—
Net increase (decrease)	800,000	600,000	(30,000)	—

See Notes to Financial Statements

161

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short High Yield Muni ETF		Short Muni ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$4,486,825	$7,318,462	$1,332,955	$2,928,264
Net realized gain (loss)	(220,961)	(6,647,337)	246,327	1,171,282
Net change in unrealized appreciation (depreciation)	(2,761,937)	26,083,232	(2,259,120)	4,643,506
Net increase (decrease) in net assets resulting from operations	1,503,927	26,754,357	(679,838)	8,743,052
Distributions to shareholders from:
Distributable earnings	(4,518,580)	(7,514,640)	(1,679,545)	(3,213,715)

Share transactions**:
Proceeds from sale of shares	121,567,792	69,894,109	38,728,810	89,493,269
Cost of shares redeemed	(1,249,430)	(46,687,411)	(2,686,857)	(1,805,548)
Increase in net assets resulting from share transactions	120,318,362	23,206,698	36,041,953	87,687,721
Total increase in net assets	117,303,709	42,446,415	33,682,570	93,217,058
Net Assets, beginning of period	305,712,188	263,265,773	296,814,922	203,597,864
Net Assets, end of period	$423,015,897	$305,712,188	$330,497,492	$296,814,922
**Shares of Common Stock Issued (no par value)
Shares sold	4,800,000	2,800,000	2,150,000	4,950,000
Shares redeemed	(50,000)	(2,000,000)	(150,000)	(100,000)
Net increase	4,750,000	800,000	2,000,000	4,850,000

See Notes to Financial Statements

162

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Muni Income ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$29.07		$24.34	$26.18	$24.97	$26.58	$28.50
Net investment income	0.57	(a)	1.14 (a)	1.09 (a)	1.16 (a)	1.27 (a)	1.37
Net realized and unrealized gain (loss) on investments	(0.07)		4.71	(1.83)	1.21	(1.61)	(1.90)
Total from investment operations	0.50		5.85	(0.74)	2.37	(0.34)	(0.53)
Distributions from:
Net investment income	(0.54)		(1.12)	(1.10)	(1.16)	(1.27)	(1.39)
Net asset value, end of period	$29.03		$29.07	$24.34	$26.18	$24.97	$26.58

Total return(b)	1.69	%(c)	24.38%	(3.17)%	9.83%	(1.45)%	(1.93)%
Ratios to average net assets
Gross expenses(d)(e)	0.40	%(f)	0.40%	0.45%	0.48%	0.50%	0.51%
Net expenses(d)(e)	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income(d)	3.79	%(f)	4.17%	4.02%	4.67%	4.78%	4.98%
Supplemental data
Net assets, end of period (in millions)	$200		$177	$142	$144	$95	$84
Portfolio turnover rate(g)	7	%(c)	11%	10%	13%	9%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Periods after November 1, 2019 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

163

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Yield Muni ETF#
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$62.48		$56.13	$62.79	$62.16	$61.52	$63.18
Net investment income	1.06	(a)	2.36 (a)	2.69 (a)	2.67 (a)	2.72 (a)	2.68
Net realized and unrealized gain (loss) on investments	(0.45)		6.38	(6.73)	0.64	0.60	(1.64)
Total from investment operations	0.61		8.74	(4.04)	3.31	3.32	1.04
Distributions from:
Net investment income	(1.09)		(2.39)	(2.62)	(2.68)	(2.68)	(2.70)
Net asset value, end of period	$62.00		$62.48	$56.13	$62.79	$62.16	$61.52

Total return(b)	0.96	%(c)	15.84%	(6.86)%	5.46%	5.48%	1.69%
Ratios to average net assets
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.35	%(d)	3.91%	4.26%	4.31%	4.37%	4.36%
Supplemental data
Net assets, end of period (in millions)	$3,565		$3,461	$2,570	$2,656	$2,437	$2,107
Portfolio turnover rate(e)	3	%(c)	9%	12%	10%	14%	10%

#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.
(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

164

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	HIP Sustainable Muni ETF

	Period Ended October 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$50.00
Net investment income(b)	0.06
Net realized and unrealized loss on investments	(0.42)
Total from investment operations	(0.36)
Distributions from:
Net investment income	(0.02)
Net asset value, end of period	$49.62

Total return(c)	(0.71	)%(d)
Ratios to average net assets
Expenses	0.24	%(e)
Net investment income	0.84	%(e)
Supplemental data
Net assets, end of period (in millions)	$12
Portfolio turnover rate(f)	0	%(d)

(a)	For the period September 9, 2021 (commencement of operations) through October 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

165

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Muni ETF #
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$51.62		$48.97	$48.94	$46.83	$47.40	$48.84
Net investment income	0.42	(a)	0.98 (a)	1.09 (a)	1.12 (a)	1.08 (a)	1.06
Net realized and unrealized gain (loss) on investments	(0.59)		2.72	0.10	2.11	(0.59)	(1.44)
Total from investment operations	(0.17)		3.70	1.19	3.23	0.49	(0.38)
Distributions from:
Net investment income	(0.44)		(0.98)	(1.10)	(1.12)	(1.06)	(1.06)
Net realized capital gains	—		(0.07)	(0.06)	—	—	—
Total distributions	(0.44)		(1.05)	(1.16)	(1.12)	(1.06)	(1.06)
Net asset value, end of period	$51.01		$51.62	$48.97	$48.94	$46.83	$47.40

Total return (b)	(0.34	)%(c)	7.59%	2.40%	6.98%	1.04%	(0.80)%
Ratios to average net assets
Expenses	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	1.63	%(d)	1.90%	2.17%	2.37%	2.24%	2.22%
Supplemental data
Net assets, end of period (in millions)	$1,931		$1,801	$1,582	$1,720	$1,698	$1,593
Portfolio turnover rate (e)	3	%(c)	6%	7%	7%	9%	7%

#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.
(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

166

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long Muni ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$21.68		$20.18	$20.40	$19.63	$19.63	$20.43
Net investment income	0.23	(a)	0.52 (a)	0.57 (a)	0.60 (a)	0.59 (a)	0.60
Net realized and unrealized gain (loss) on investments	(0.21)		1.54	(0.20)	0.77	0.01	(0.79)
Total from investment operations	0.02		2.06	0.37	1.37	0.60	(0.19)
Distributions from:
Net investment income	(0.24)		(0.52)	(0.57)	(0.60)	(0.60)	(0.61)
Net realized capital gains	—		(0.04)	(0.02)	—	—	—
Total distributions	(0.24)		(0.56)	(0.59)	(0.60)	(0.60)	(0.61)
Net asset value, end of period	$21.46		$21.68	$20.18	$20.40	$19.63	$19.63

Total return(b)	0.07	%(c)	10.31%	1.75%	7.15%	3.02%	(0.99)%
Ratios to average net assets
Expenses	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	2.13	%(d)	2.45%	2.72%	3.06%	2.96%	2.99%
Supplemental data
Net assets, end of period (in millions)	$243		$228	$200	$153	$154	$162
Portfolio turnover rate(e)	1	%(c)	23%	22%	22%	33%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

167

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Muni Allocation ETF

	Period			Period
	Ended		Year Ended	Ended
	October 31,		April 30,	April 30,
	2021		2021	2020(a)
	(unaudited)
Net asset value, beginning of period	$24.95		$22.96	$25.05
Net investment income(b)	0.32		0.62	0.72
Net realized and unrealized gain (loss) on investments	(0.29)		2.05	(2.20)
Total from investment operations	0.03		2.67	(1.48)
Distributions from:
Net investment income	(0.33)		(0.68)	(0.61)
Net asset value, end of period	$24.65		$24.95	$22.96

Total return(c)	0.12	%(d)	11.70%	(6.13	)%(d)
Ratios to average net assets
Gross expenses(e)(f)	0.08	%(g)	0.08%	1.28	%(g)
Net expenses(e)(f)	0.08	%(g)	0.08%	0.08	%(g)
Net investment income(e)	2.52	%(g)	2.54%	3.02	%(g)
Supplemental data
Net assets, end of period (in millions)	$4		$5	$5
Portfolio turnover rate(h)	14	%(d)	169%	162	%(d)

(a)	For the period May 15, 2019 (commencement of operations) through April 30, 2020.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Periods after November 1, 2019 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

168

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High Yield Muni ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$25.06		$23.09	$24.70	$24.24	$24.26	$25.15
Net investment income	0.30	(a)	0.73 (a)	0.84 (a)	0.80 (a)	0.76 (a)	0.72
Net realized and unrealized gain (loss) on investments	(0.09)		1.99	(1.64)	0.43	(0.02)	(0.92)
Total from investment operations	0.21		2.72	(0.80)	1.23	0.74	(0.20)
Distributions from:
Net investment income	(0.31)		(0.75)	(0.81)	(0.77)	(0.76)	(0.69)
Net asset value, end of period	$24.96		$25.06	$23.09	$24.70	$24.24	$24.26

Total return(b)	0.84	%(c)	11.89%	(3.44)%	5.16%	3.07%	(0.81)%
Ratios to average net assets
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.37	%(d)	2.98%	3.37%	3.28%	3.11%	2.93%
Supplemental data
Net assets, end of period (in millions)	$423		$306	$263	$203	$135	$114
Portfolio turnover rate(e)	4	%(c)	14%	17%	22%	27%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

169

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Muni ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$18.04		$17.55	$17.54	$17.18	$17.52	$17.68
Net investment income	0.08	(a)	0.23 (a)	0.27 (a)	0.27 (a)	0.22 (a)	0.20
Net realized and unrealized gain (loss) on investments	(0.11)		0.51	0.02	0.36	(0.34)	(0.17)
Total from investment operations	(0.03)		0.74	0.29	0.63	(0.12)	0.03
Distributions from:
Net investment income	(0.10)		(0.25)	(0.28)	(0.27)	(0.22)	(0.19)
Net asset value, end of period	$17.91		$18.04	$17.55	$17.54	$17.18	$17.52

Total return(b)	(0.18	)%(c)	4.27%	1.66%	3.70%	(0.70)%	0.20%
Ratios to average net assets
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.85	%(d)	1.26%	1.54%	1.57%	1.26%	1.11%
Supplemental data
Net assets, end of period (in millions)	$330		$297	$204	$201	$220	$267
Portfolio turnover rate(e)	5	%(c)	30%	34%	33%	41%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

170

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2021 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), formerly known as VanEck Vectors ETF Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
HIP Sustainable Muni ETF (“HIP Sustainable”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Muni Allocation ETF (“Muni Allocation”)	Non-Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective (except for HIP Sustainable and Muni Allocation) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The investment objective of HIP Sustainable is to seek current income generally exempt from federal income tax, other than federal alternative minimum tax. The investment objective of Muni Allocation is to maximize long- term after-tax return, consisting of capital appreciation and income exempt from federal income tax. The Funds (except CEF Muni, HIP Sustainable and Muni Allocation) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The HIP Sustainable is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing, under normal circumstances, in investment grade municipal debt securities that fund issuers with operations or projects helping to promote progress towards sustainable development, in alignment with the goals and metrics defined by the United Nations Sustainable Development Goals. The Muni Allocation is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, primarily in VanEck ETFs that invest in publicly traded municipal bonds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below).
171

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes —It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Dividends to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

172

D. Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E. Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the period ended October 31, 2021, are as follows:

Fund	Unitary Management Fee Rate
CEF Muni	0.40%
High Yield	0.35
HIP Sustainable	0.24
Intermediate	0.24
Long	0.24
Muni Allocation	0.08
Short High Yield	0.35
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2021, the Adviser owned 300,000 shares of Intermediate and 50,000 shares of HIP Sustainable.

Note 4—Capital Share Transactions—As of October 31, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

173

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$13,468,658	$13,140,095	$101,372,422	$77,633,531
High Yield	183,640,857	127,949,452	547,777,787	462,454,604
HIP Sustainable	11,175,374	—	—	—
Intermediate	126,528,842	47,469,756	229,622,780	143,242,949
Long	8,270,377	2,480,130	37,662,980	24,688,412
Muni Allocation	603,196	604,888	501,513	1,249,780
Short High Yield	46,052,593	15,125,725	89,726,127	1,421,574
Short	40,448,142	14,960,657	15,759,282	2,724,611

Note 6—Income Taxes—As of October 31, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$199,219,106	$1,923,695	$(1,818,499)	$105,196
High Yield	3,442,022,693	155,818,109	(88,670,442)	67,147,667
HIP Sustainable	12,222,112	413	(118,501)	(118,088)
Intermediate	1,846,001,030	70,142,764	(10,887,496)	59,255,268
Long	233,413,281	8,440,721	(2,043,730)	6,396,991
Muni Allocation	4,089,200	125,847	(28,645)	97,202
Short High Yield	410,051,627	10,677,687	(5,532,279)	5,145,408
Short	322,459,956	3,941,034	(1,810,208)	2,130,826

The tax character of current year distributions will be determined at the end of the current fiscal year.

174

At October 31 2021, the following Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
CEF Muni	$(1,486,406)	$(4,509,784)	$(5,996,190)
High Yield	(30,927,276)	(57,732,749)	(88,660,025)
Muni Allocation	(713,857)	–	(713,857)
Short High Yield	(1,758,615)	(7,147,126)	(8,905,741)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2021, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High Yield and Short High Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High Yield and Short High Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Muni invests in closed-end funds and Muni Allocation invests in ETFs that may trade at a discount or premium to their net asset value. These Funds are dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, CEF Muni may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

The HIP Sustainable strategy of investing in municipal debt securities of issuers promoting sustainable development may limit the types and number of investments available to the Fund or cause the Fund to invest in securities that underperform the market as a whole. As a result, the Fund may underperform funds that do not have a sustainable investing strategy or funds with sustainable investing strategies that do not employ HIP (Human Impact + Profit) Ratings. In addition, the Fund relies on a data provider for the identification of issuers that promote sustainable development based on their HIP Ratings; however, there can be no guarantee that the data provider’s methodology will align with the Fund’s investment strategy or desirable issuers can be correctly identified.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in the Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

175

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010, for Intermediate, Long, Short, and High Yield Funds, and on November 1, 2019, for CEF Muni and Muni Allocation Funds. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Amounts accrued after these dates, including those from Short High Yield and HIP Sustainable, are presented in “Due to Adviser”.

Note 9—Bank Line of Credit—The Funds participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2021, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	150	$332,927	1.44%
High Yield	6	1,643,541	1.44
Intermediate	10	466,700	1.45
Long	48	307,999	1.44
Short High Yield	9	732,905	1.44

Outstanding loan balances as of October 31, 2021, if any, are reflected in the Statements of Assets and Liabilities.

Note 10—Share Split—In 2018, the Board of Trustees approved a 1 for 2 reverse share split for Intermediate Muni ETF and High Yield Muni ETF. On October 26, 2018 shares began trading on a split adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

176

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2021 (unaudited)

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Intermediate Muni ETF, Long Muni ETF, Short Muni ETF, CEF Muni Income ETF, High Yield Muni ETF and Short High Yield Muni ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each of the VanEck Short Muni ETF had management fees (after the effect of any applicable fee waiver) below the average and median of its peer group of funds and each of the VanEck High Yield Muni ETF and Short High Yield Muni ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, while each of the VanEck CEF Muni Income ETF, Intermediate Muni ETF and Long Muni ETF had management fees greater than the

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2021 (unaudited) (continued)

average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each of the VanEck Intermediate Muni ETF, Long Muni ETF and Short Muni ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds and each of the VanEck High Yield Muni ETF and Short High Yield Muni ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, while the VanEck CEF Muni Income ETF had a total expense ratio greater than the average and median of its peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees noted in particular that, although the VanEck CEF Muni Income ETF had above average management fees and total expense ratio compared to its peer group, the only peer fund with a similar strategy of investing in closed-end municipal funds had higher management fees and total expense ratio. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size and expense ratio and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Muni Allocation ETF

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Muni Allocation ETF (the “Fund”).

178

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees discussed the information that the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding performance of the Fund against its benchmark and the Adviser’s statement that the Fund’s performance against its benchmark is more relevant than performance against its peer group, given the small number of funds with directly competing strategies. The Trustees noted that the Fund had underperformed its benchmark for the one-year period ended December 31, 2020 and for the period since its inception on May 19, 2019 through December 31, 2020, in part due to the unusual market environment during a portion of these short periods. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees below the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed

179

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2021 (unaudited) (continued)

the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck HIP Sustainable Muni ETF

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck HIP Sustainable Muni ETF (formerly Sustainable Muni ETF) (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 7, 2021 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that

180

the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

181

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2021 (unaudited)

BDC Income ETF	BIZD™
China Bond ETF	CBON®
Emerging Markets High Yield Bond ETF	HYEM®
Fallen Angel High Yield Bond ETF	ANGL®
Green Bond ETF	GRNB®
International High Yield Bond ETF	IHY®
Investment Grade Floating Rate ETF	FLTR®
J.P. Morgan EM Local Currency Bond ETF	EMLC®
Moody’s Analytics® BBB Corporate Bond ETF	MBBB
Moody’s Analytics® IG Corporate Bond ETF	MIG
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2021.

VANECK ETFs

PRESIDENT’S LETTER

October 31, 2021

(unaudited)

Dear Fellow Shareholders:

This letter addresses two topics: first, the risks to the markets today and, second, two multi-year themes.

The Economy

When we think about financial markets, since the future remains unknown, we seek to identify potential scenarios. At the beginning of this year, the global economy was like a car hurtling forward at 200 miles per hour. Over the summer, we expected an orderly slowdown, asking only “What are the risks to Goldilocks?”i We thought the car could slow to 70 miles per hour without putting too much pressure on interest rates, driven by inflation, which would upset the financial markets.

In the U.S., will the U.S. Federal Reserve (Fed) hit the brakes too hard? I don’t think so. First, while the financial markets are still debating whether we have an inflation problem, I don’t think we will know whether we have permanent inflation until late next year. It is true that we are talking about supply chain issues and labor market issues longer than the transitory camp would like. But while commodity price inflation matters, the real concern about inflation and financial markets is wage inflation, since it tends to be longer-lasting and may affect long-term interest rates.

Second, if inflation doesn’t push rates higher, I don’t think the Fed will hit the brakes too hard by raising rates. Bank of America recently released a research noteii that said over half of the S&P 500® Index’s returns in the past decade can be attributed to the Fed’s balance sheet expansion, rather than earnings. We live in an era in which the Fed has an eye on the financial markets. Why would that change?

What about China? Will real estate or other factors like COVID-19 cause a recession? While China growth is becoming soggy, we think policy makers have all the tools, including liquidity moves, to avoid a crash.

Multi-Year Investment Themes

So what to do in your portfolio? We are focusing on two multi-year investment themes.

The first theme is the energy transition away from fossil fuels. We see this not only as being driven by government policy, but also by innovation in the private sector. In our resources portfolios, we’re looking for disruptive companies in the sectors that need to be more energy efficient. One is agriculture (which emits about as much CO2 as the energy sector). AgTech businesses are embracing technology to modernize agriculture, leading to higher crop yields, safer crop chemicals and other innovations in food production to provide healthy diets for the world’s growing population.

The second theme is the use of blockchain in a large variety of industries, but especially finance and entertainment. New open-source database technology is enabling incredibly rapid adoption and at much lower cost than traditional companies using prior generation technology. The fintech revolution that goes hand in hand with crypto is something we find really exciting. There are some over-valued companies, but we think it’s another interesting multi-year trend that investors should consider.

Another surprise that has affected commodity prices is that, as the economy grows and demand for commodities grows, increasing supply has become harder. This is in part due to environmental, social and governance (ESG) policies in place, causing “greenflation” and a multi-year trend of price pressure. Finding supply sources like new copper, lithium or gold mines is harder because of, to a certain extent, the environmental impact of these activities. I think this supply issue will continue to underpin commodity prices, and is why I believe that commodity equities are an interesting investment that people should have in their portfolios.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

1

VANECK ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

Jan F. van Eck
CEO and President
VanEck ETF Trust

November 4, 2021

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

[i]	A Goldilocks economy is an economy that is not so hot that it causes inflation and not so cold that it causes a recession.

ii	Source: Bloomberg, https://www.bloomberg.com/news/articles/2021-09-08/bofa-s-subramanian-dumps-dire-stock-call-to-catch-up-with-rally
2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2021 - October 31, 2021*
BDC Income ETF
Actual	$1,000.00	$1,089.10	0.40%	$2.11
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
China Bond ETF
Actual	$1,000.00	$1,030.40	0.52%	$2.66
Hypothetical**	$1,000.00	$1,022.58	0.52%	$2.65
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$989.80	0.40%	$2.01
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,047.60	0.35%	$1.81
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Green Bond ETF
Actual	$1,000.00	$999.60	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02
International High Yield Bond ETF
Actual	$1,000.00	$971.20	0.40%	$1.99
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,003.50	0.14%	$0.71
Hypothetical**	$1,000.00	$1,024.50	0.14%	$0.71
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2021 - October 31, 2021*
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$967.10	0.30%	$1.49
Hypothetical**	$1,000.00	$1,023.69	0.30%	$1.53
Moody’s Analytics BBB Corporate Bond ETF
Actual	$1,000.00	$1,022.40	0.25%	$1.27
Hypothetical**	$1,000.00	$1,023.95	0.25%	$1.28
Moody’s Analytics IG Corporate Bond ETF
Actual	$1,000.00	$1,022.90	0.20%	$1.02
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02
Mortgage REIT Income ETF
Actual	$1,000.00	$1,031.80	0.40%	$2.05
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,060.60	0.40%	$2.08
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
4

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Diversified Financials: 100.0%
Apollo Investment Corp. †	937,695	$12,593,244
Ares Capital Corp. †	4,446,799	95,339,371
Bain Capital Specialty Finance, Inc. †	690,288	10,761,590
Barings BDC, Inc.	799,562	8,987,077
BlackRock TCP Capital Corp. †	895,129	12,854,052
Capital Southwest Corp. †	344,004	9,711,233
Fidus Investment Corp. †	355,949	6,286,059
FS KKR Capital Corp. †	2,766,171	60,745,115
Gladstone Capital Corp. †	531,556	6,256,414
Gladstone Investment Corp. †	514,527	8,155,253
Goldman Sachs BDC, Inc. †	1,194,805	22,665,451
Golub Capital BDC, Inc.	1,485,497	23,589,692
Hercules Capital, Inc. †	1,356,013	23,960,750
Main Street Capital Corp. †	665,629	29,167,863
New Mountain Finance Corp. †	1,366,466	19,212,512
Newtek Business Services Corp. †	331,917	9,970,787
Oaktree Specialty Lending Corp.	2,431,443	17,919,735
Owl Rock Capital Corp.	3,158,200	45,414,916
	Number of Shares	Value
Diversified Financials (continued)
PennantPark Floating Rate Capital Ltd. †	564,737	$7,607,007
PennantPark Investment Corp. †	1,038,883	7,043,627
Prospect Capital Corp. †	3,239,645	26,532,693
Sixth Street Specialty Lending, Inc. †	993,198	23,677,840
SLR Investment Corp.	543,521	10,734,540
TCG BDC, Inc. †	836,905	11,808,729
TriplePoint Venture Growth BDC Corp. †	450,803	8,024,293
Total Common Stocks (Cost: $456,194,448)		519,019,843

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.1% (Cost: $52,615,975)
Money Market Fund: 10.1%
State Street Navigator Securities Lending Government Money Market Portfolio	52,615,975	52,615,975
Total Investments: 110.1% (Cost: $508,810,423)		571,635,818
Liabilities in excess of other assets: (10.1)%		(52,370,768)
NET ASSETS: 100.0%		$519,265,050

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $75,888,723.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$519,019,843

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$519,019,843	$—	$—	$519,019,843
Money Market Fund	52,615,975	—	—	52,615,975
Total Investments	$571,635,818	$—	$—	$571,635,818

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

5

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 75.3%
Basic Materials: 5.7%
Anshan Iron And Steel Group Co. Ltd. 4.28%, 07/30/23 (o) (s)	CNY	15,000		$2,374,801
China Chengtong Holdings Group Ltd. 3.55%, 01/20/23	CNY	2,000		314,437
China National Building Material Co. Ltd. 4.89%, 07/17/24	CNY	3,000		475,253
Hesteel Co. Ltd. 4.08%, 11/26/24	CNY	10,000		1,568,958
Jihua Group Corp. Ltd. 4.10%, 09/15/22	CNY	1,294		204,299
Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	CNY	10,000		1,584,739
				6,522,487
Consumer Cyclicals: 6.1%
Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	CNY	14,600		2,274,387
Beijing State-Owned Capital Operation and Management Center 3.85%, 01/14/24	CNY	25,000		3,969,220
Beijing Tourism Group Co. Ltd. 3.95%, 08/02/26	CNY	4,900		766,803
				7,010,410
Energy: 5.9%
China Oilfield Services Ltd. 2.90%, 10/24/23	CNY	10,000		1,556,109
PetroChina Co. Ltd. 3.50%, 01/19/26	CNY	3,490		547,263
Sichuan Development Holding Co. Ltd.
4.30%, 03/26/24	CNY	5,000		801,257
4.55%, 08/06/25	CNY	5,000		801,260
Yanzhou Coal Mining Co. Ltd. 3.43%, 03/12/25	CNY	20,000		3,113,540
				6,819,429
Financials: 27.7%
Agricultural Development Bank of China
3.28%, 05/13/22	CNY	8,449		1,325,353
3.52%, 05/24/31	CNY	10,000		1,579,537
China Development Bank
2.90%, 12/06/22	CNY	7,080		1,112,308
2.92%, 11/27/22	CNY	8,361		1,312,588
3.39%, 02/03/27	CNY	20,904		3,314,629
3.87%, 08/01/23	CNY	40,645		6,491,570
3.91%, 04/06/22	CNY	5,529		869,500
4.59%, 08/01/38	CNY	20,301		3,588,328
China Everbright Ltd.
3.80%, 11/23/23	CNY	2,000		316,653
China Fortune Land Development Co. Ltd. 5.50%, 10/22/22	CNY	1,000		27,332
	Par (000’s		)	Value
Financials (continued)
7.00%, 03/03/21 (d) *	CNY	1,000		$39,241
China Merchants Securities Co. Ltd. 5.08%, 05/26/25	CNY	2,488		411,837
Chongqing Longhu Development Co. Ltd.
3.75%, 03/21/23	CNY	1,600		251,277
4.44%, 01/25/24	CNY	8,000		1,272,321
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	3,000		473,398
CITIC Securities Co. Ltd. 3.78%, 09/10/24	CNY	3,000		476,782
Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	CNY	5,000		793,644
Guangzhou Asset Management Co. Ltd. 3.79%, 01/22/24	CNY	15,000		2,358,093
Guangzhou City Construction & Development Co. Ltd. 3.60%, 09/27/24	CNY	5,000		786,317
Guotai Junan Securities Co. Ltd. 3.31%, 05/21/24	CNY	200		31,418
Nanchang Municipal Public Investment Holding Group Co. Ltd. 3.23%, 08/22/23	CNY	1,500		234,707
Shanxi Coking Coal Group Co. Ltd. 4.17%, 10/21/22 (o)	CNY	10,000		1,575,360
Shenwan Hongyuan Group Co. Ltd. 4.80%, 07/17/23	CNY	15,000		2,413,045
State Development & Investment Corp. Ltd. 3.79%, 06/03/23	CNY	5,000		791,436
Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	CNY	800		128,345
				31,975,019
Industrials: 15.6%
Beijing Capital Eco-Environment Protection Group Co. Ltd. 4.24%, 11/27/23	CNY	10,000		1,592,081
Beijing Haidian State-Owned Assets Operation & Management Center
3.70%, 10/24/24	CNY	10,000		1,564,908
4.14%, 12/17/23	CNY	9,000		1,407,622
China Railway Group Ltd. 3.99%, 07/16/24	CNY	5,000		797,555
China State Railway Group Co. Ltd. 4.46%, 06/07/23	CNY	3,008		481,314
Guangzhou Metro Group Co. Ltd.
4.84%, 08/09/27	CNY	1,500		237,879
6.05%, 06/03/24 #	CNY	1,350		219,751

See Notes to Financial Statements

6

	Par (000’s		)	Value
Industrials (continued)
Hubei Provincial Communications Investment Group Co. Ltd.
1.00%, 03/27/24	CNH	3,000		$506,026
6.68%, 03/27/24	CNY	500		84,338
Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	CNY	1,135		182,995
Nanjing State Owned Assets Investment & Management Holding Group Co. Ltd. 5.60%, 03/06/23 #	CNY	506		80,847
Nanjing Yangzi State-owned Investment Group Co. Ltd. 3.63%, 10/21/24	CNY	12,000		1,887,331
Power Construction Corp. of China Ltd.
3.90%, 11/29/22 (o) (s)	CNY	5,000		788,761
5.20%, 10/29/22	CNY	4,950		791,231
Qingdao Conson Development Group Co. Ltd. 3.55%, 01/09/25	CNY	5,000		786,535
Seazen Holdings Co. Ltd. 5.90%, 03/20/24	CNY	1,000		155,942
Shandong Hi-Speed Group Co. Ltd. 4.00%, 10/21/24	CNY	17,000		2,715,290
Shanghai Pudong Development Group Co. Ltd. 3.52%, 04/21/26	CNY	10,000		1,586,518
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	CNY	540		84,680
Xiamen C&D Corp. Ltd. 4.14%, 12/17/22 (o) (s)	CNY	13,000		2,044,777
				17,996,381
Real Estate: 5.9%
Beijing Public Housing Center 3.19%, 04/16/40	CNY	15,000		2,324,994
China Overseas Enterprise Development Group Co. Ltd. 3.47%, 01/24/25	CNY	1,000		156,467
COFCO Commercial Property Investment Co. Ltd. 3.94%, 01/25/25	CNY	10,000		1,565,367
Gemdale Corp. 3.95%, 10/12/25	CNY	10,000		1,574,714
Hefei Xingtai Finance Holding Group Co. Ltd.
	Par (000’s		)	Value
Real Estate (continued)
4.10%, 06/14/22	CNY	5,000		$785,762
Shanghai Shimao Co. Ltd. 4.65%, 01/15/22	CNY	2,844		429,996
				6,837,300
Utilities: 8.4%
China Datang Corp. 3.81%, 09/25/22 (o) (s)	CNY	10,000		1,573,758
China Datang Corp. Renewable Power Co. Ltd. 3.58%, 09/26/22	CNY	3,000		471,696
China Huaneng Group Co. Ltd. 3.55%, 03/09/25 (o) (s)	CNY	15,000		2,350,317
China Southern Power Grid Co. Ltd. 5.90%, 03/19/24	CNY	900		149,622
China Yangtze Power Co. Ltd. 3.35%, 10/17/26	CNY	1,500		232,496
Huaneng Power International, Inc. 5.17%, 09/25/22 (o) (s)	CNY	6,000		955,472
Shandong Luxin Investment Holdings Group Co. Ltd. 3.85%, 01/07/26	CNY	10,000		1,578,628
Shenzhen Energy Group Co. Ltd. 3.60%, 11/20/22	CNY	5,000		787,526
State Grid Corp. of China 5.14%, 12/08/21	CNY	750		117,484
State Power Investment Corp. Ltd.
3.57%, 07/06/23 (o) (s)	CNY	2,000		314,769
4.20%, 11/20/23	CNY	4,995		797,693
Yalong River Hydropower Development Co. Ltd. 2.93%, 04/08/23	CNY	2,000		312,446
				9,641,907
Total Corporate Bonds (Cost: $84,650,979)				86,802,933

GOVERNMENT OBLIGATIONS: 17.0%
China Government Bond
2.64%, 08/13/22	CNY	15,000		2,347,916
2.90%, 05/05/26	CNY	846		132,479
3.27%, 08/22/46	CNY	32,966		5,075,290
3.40%, 04/17/23	CNY	71,831		11,399,159
3.52%, 04/25/46	CNY	4,000		622,717
Total Government Obligations (Cost: $18,902,434)				19,577,561
Total Investments: 92.3% (Cost: $103,553,413)				106,380,494
Other assets less liabilities: 7.7%				8,913,962
NET ASSETS: 100.0%				$115,294,456

Definitions:

CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan

See Notes to Financial Statements

7

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(d)	Security in default
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $385,278 which represents 0.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	6.1%	$6,522,487
Consumer Cyclicals	6.6	7,010,410
Energy	6.4	6,819,429
Financials	30.1	31,975,019
Government Activity	18.4	19,577,560
Industrials	16.9	17,996,381
Real Estate	6.4	6,837,301
Utilities	9.1	9,641,907
	100.0%	$106,380,494

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$86,802,933	$—	$86,802,933
Government Obligations *	—	19,577,561	—	19,577,561
Total Investments	$—	$106,380,494	$—	$106,380,494

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

8

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 95.1%
Argentina: 3.1%
Aeropuertos Argentina 2000 SA 144A 8.50%, 08/01/31	$1,045		$911,984
Agua y Saneamientos Argentinos SA Reg S 6.62%, 02/01/23	1,575		898,537
Arcor SAIC 144A 6.00%, 07/06/23	1,750		1,707,825
Capex SA 144A 6.88%, 05/15/24	1,050		999,133
Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA 144A 9.62%, 07/27/23	875		721,617
Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA Reg S 9.62%, 07/27/23	250		206,176
Genneia SA 144A 8.75%, 09/02/27	1,200		1,146,696
IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	1,275		1,219,646
MercadoLibre, Inc.
2.38%, 01/14/26 †	1,425		1,387,594
3.12%, 01/14/31	2,425		2,291,746
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	1,725		1,401,787
MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	300		243,789
Pampa Energia SA 144A
7.38%, 07/21/23	1,350		1,296,736
7.50%, 01/24/27	2,175		1,929,616
9.12%, 04/15/29	1,050		959,968
Pan American Energy LLC 144A 9.12%, 04/30/27	1,025		1,153,058
Telecom Argentina SA 144A
8.00%, 07/18/26	1,175		1,094,742
8.50%, 08/06/25	1,325		1,284,031
Telecom Argentina SA Reg S
8.00%, 07/18/26	200		186,339
8.50%, 08/06/25	50		48,454
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	1,460		1,363,903
Transportadora de Gas del Sur SA Reg S 6.75%, 05/02/25	325		303,608
YPF Energia Electrica SA 144A 10.00%, 07/25/26	1,400		1,287,160
YPF SA 144A
1.50%, 09/30/33 (s)	2,030		1,135,491
2.50%, 06/30/29 (s)	2,600		1,750,424
4.00%, 02/12/26 (s)	2,675		2,307,107
6.95%, 07/21/27	2,275		1,654,096
	Par (000’s	)	Value
Argentina (continued)
7.00%, 12/15/47	$1,875		$1,233,300
8.50%, 03/23/25	1,356		1,233,245
8.50%, 07/28/25	3,800		3,080,888
8.50%, 06/27/29	1,387		1,066,561
8.75%, 04/04/24	2,925		2,644,434
YPF SA Reg S 6.95%, 07/21/27	500		363,537
			40,513,228
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	1,200		1,195,433
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	600		585,402
JBS USA Food Co. Reg S
5.75%, 01/15/28	200		208,752
7.00%, 01/15/26	100		104,125
Klabin Austria GmbH Reg S
3.20%, 01/12/31	300		276,000
7.00%, 04/03/49	200		231,185
			1,405,464
Azerbaijan: 1.3%
Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	1,800		1,830,247
Southern Gas Corridor CJSC 144A 6.88%, 03/24/26 †	6,075		7,131,127
Southern Gas Corridor CJSC Reg S 6.88%, 03/24/26	800		939,078
State Oil Co. of the Azerbaijan Republic Reg S
4.75%, 03/13/23	3,425		3,567,545
6.95%, 03/18/30	2,650		3,250,721
			16,718,718
Bahrain: 1.3%
BBK BSC Reg S 5.50%, 07/09/24	1,800		1,871,325
GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	1,800		1,900,800
Mumtalakat Sukuk Holding Co. Reg S
4.10%, 01/21/27	1,800		1,845,151
5.62%, 02/27/24	2,000		2,120,178
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	3,375		3,707,883
7.62%, 11/07/24	2,600		2,849,574
8.38%, 11/07/28	1,800		2,080,458
			16,375,369
Barbados: 0.1%
Sagicor Financial Co. Ltd. 144A 5.30%, 05/13/28	1,400		1,455,062

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Bermuda: 1.1%
Digicel Group Holdings Ltd. 10.00%, 04/01/24	$0	(a)	$492
Digicel Group Holdings Ltd. 144A
6.75%, 03/01/23	2,950		2,858,314
8.00%, 04/01/25	1,435		1,385,950
8.75%, 05/25/24	2,100		2,181,375
Digicel Group Two Ltd. 144A 8.25%, 09/30/22	437		16,931
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A
8.75%, 05/25/24	2,100		2,181,375
13.00%, 12/31/25	1,072		1,100,501
Digicel Ltd. Reg S 6.75%, 03/01/23	200		193,784
Eurochem Finance DAC 144A 5.50%, 03/13/24	2,200		2,369,130
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	2,200		2,359,643
Investment Energy Resources Ltd. Reg S 6.25%, 04/26/29	200		214,513
			14,862,008
Brazil: 9.1%
Adecoagro SA 144A 6.00%, 09/21/27	1,250		1,296,575
Adecoagro SA Reg S 6.00%, 09/21/27	450		466,767
Aegea Finance Sarl 144A 5.75%, 10/10/24	500		510,880
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	1,200		1,206,390
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	1,849		1,908,630
Atento Luxco 1 SA 144A 8.00%, 02/10/26	775		826,504
Azul Investments LLP 144A 5.88%, 10/26/24	300		278,768
B2W Digital Lux Sarl 144A 4.38%, 12/20/30	800		745,064
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	1,000		958,700
Banco Bradesco SA 144A
2.85%, 01/27/23	1,150		1,164,386
3.20%, 01/27/25	1,100		1,112,413
Banco BTG Pactual SA 144A
2.75%, 01/11/26	800		769,040
4.50%, 01/10/25	1,200		1,221,000
5.50%, 01/31/23	400		415,504
Banco BTG Pactual SA Reg S 5.50%, 01/31/23	400		415,504
Banco Daycoval SA Reg S 4.25%, 12/13/24	750		764,063
Banco do Brasil SA 144A
	Par (000’s	)	Value
Brazil (continued)
4.62%, 01/15/25	$1,450		$1,520,702
4.75%, 03/20/24	1,175		1,233,762
4.88%, 04/19/23	1,175		1,223,480
5.88%, 01/19/23	950		992,760
Banco Nacional de Desenvolvimento Economico e Social 144A 4.75%, 05/09/24	800		861,276
Banco Safra SA 144A 4.12%, 02/08/23	800		819,000
Banco Votorantim SA 144A
4.38%, 07/29/25	750		762,195
4.50%, 09/24/24	650		677,696
8.25% (US Treasury Yield Curve Rate T 5 Year+6.11%), 12/7/2022 (o)	500		512,585
Braskem America Finance Co. 144A 7.12%, 07/22/41	850		1,031,700
Braskem Finance Ltd. 6.45%, 02/03/24	925		1,011,719
Braskem Idesa SAPI 144A
6.99%, 02/20/32	4,350		4,458,750
7.45%, 11/15/29	2,700		2,868,750
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	1,800		1,840,518
4.50%, 01/31/30	2,200		2,235,266
5.88%, 01/31/50	1,100		1,172,243
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	600		668,838
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	1,260		1,334,554
BRF GmbH 144A
4.35%, 09/29/26	600		606,756
BRF SA 144A
4.88%, 01/24/30	1,000		997,250
5.75%, 09/21/50	1,000		935,400
BRF SA Reg S
4.88%, 01/24/30	100		99,725
5.75%, 09/21/50	200		187,080
Caixa Economica Federal 144A 3.50%, 11/07/22	800		815,008
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	1,400		1,566,110
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	800		802,000
4.62%, 02/04/30	800		785,008
Centrais Eletricas Brasileiras SA Reg S 4.62%, 02/04/30	200		196,252
Cielo USA, Inc. 144A 3.75%, 11/16/22	600		607,500
Cosan Luxembourg SA 144A

See Notes to Financial Statements

10

	Par (000’s	)	Value
Brazil (continued)
7.00%, 01/20/27	$1,075		$1,115,313
Cosan SA 144A 5.50%, 09/20/29	1,025		1,072,416
CSN Inova Ventures 144A 6.75%, 01/28/28	1,750		1,860,688
CSN Inova Ventures Reg S 6.75%, 01/28/28	200		212,650
CSN Resources SA 144A 7.62%, 04/17/26 †	900		948,159
Embraer Netherlands Finance BV
5.05%, 06/15/25	1,500		1,560,015
5.40%, 02/01/27	1,125		1,178,201
Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	1,075		1,194,153
Embraer Overseas Ltd. 144A 5.70%, 09/16/23	700		738,787
FS Luxembourg Sarl 144A 10.00%, 12/15/25	1,100		1,214,543
Globo Comunicacao e Participacoes SA 144A
4.84%, 06/08/25	550		565,631
4.88%, 01/22/30	500		485,732
Globo Comunicacao e Participacoes SA Reg S 4.88%, 01/22/30 †	200		194,293
Gol Finance SA 144A 7.00%, 01/31/25	1,000		902,420
Guara Norte Sarl 144A 5.20%, 06/15/34	1,179		1,156,929
InterCement Financial Operations BV 144A 5.75%, 07/17/24	1,100		1,023,555
Itau Unibanco Holding SA 144A
2.90%, 01/24/23	1,475		1,494,839
3.25%, 01/24/25 †	775		783,812
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/26	700		673,645
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/24	1,000		998,760
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 2/27/2025 (o)	1,025		958,385
5.12%, 05/13/23	2,400		2,517,552
Itau Unibanco Holding SA Reg S 5.12%, 05/13/23	300		314,694
JSM Global Sarl 144A 4.75%, 10/20/30	800		763,008
Klabin Austria GmbH 144A
3.20%, 01/12/31	400		368,000
5.75%, 04/03/29	1,100		1,199,000
7.00%, 04/03/49	803		928,208
Klabin Finance SA 144A 4.88%, 09/19/27	700		752,507
	Par (000’s	)	Value
Brazil (continued)
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26	$900		$879,984
MARB BondCo Plc 144A 3.95%, 01/29/31	2,250		2,143,024
Minerva Luxembourg SA 144A 5.88%, 01/19/28	600		640,506
MV24 Capital BV 144A 6.75%, 06/01/34	1,587		1,640,524
Natura Cosmeticos SA 144A 4.12%, 05/03/28	1,200		1,189,260
Natura Cosmeticos SA Reg S 4.12%, 05/03/28	200		198,210
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	750		817,508
7.00%, 05/14/26	1,450		1,536,637
Nexa Resources SA 144A
5.38%, 05/04/27 †	1,100		1,170,147
6.50%, 01/18/28	700		780,745
Oi Movel SA Reg S 8.75%, 07/30/26	1,200		1,245,600
Petrobras Global Finance BV
5.09%, 01/15/30	1,825		1,862,869
5.30%, 01/27/25	850		925,437
5.60%, 01/03/31	2,125		2,225,406
5.62%, 05/20/43	475		463,130
5.75%, 02/01/29	715		776,311
6.00%, 01/27/28	1,600		1,742,000
6.25%, 03/17/24	625		683,906
6.75%, 01/27/41	885		948,977
6.75%, 06/03/50	975		1,001,705
6.85%, 06/05/15 †	2,250		2,213,966
6.88%, 01/20/40	772		840,144
6.90%, 03/19/49	1,300		1,368,250
7.25%, 03/17/44	1,165		1,273,846
7.38%, 01/17/27	1,400		1,648,514
8.75%, 05/23/26 †	650		799,338
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	1,299		1,274,657
4.95%, 01/17/28 †	500		513,880
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	843		921,752
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	751		879,762
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	696		793,426
Rumo Luxembourg Sarl 144A
5.25%, 01/10/28	800		833,000
5.88%, 01/18/25 †	700		723,695
Simpar Europe SA 144A 5.20%, 01/26/31	900		867,308
Tupy Overseas SA 144A 4.50%, 02/16/31	300		283,518
Ultrapar International SA 144A 5.25%, 10/06/26	700		746,389

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Brazil (continued)
5.25%, 06/06/29	$1,200		$1,240,584
Unigel Luxembourg SA 144A 8.75%, 10/01/26	500		531,858
Usiminas International Sarl 144A 5.88%, 07/18/26	1,200		1,261,512
XP, Inc. 144A 3.25%, 07/01/26 †	2,650		2,538,037
			118,485,288
British Virgin Islands: 0.4%
Central China Real Estate Ltd. Reg S
7.25%, 04/24/23	600		354,000
7.65%, 08/27/23	400		213,255
China Aoyuan Group Ltd. Reg S
6.20%, 03/24/26	600		263,124
6.35%, 02/08/24	800		364,991
China SCE Group Holdings Ltd. Reg S
7.00%, 05/02/25	700		573,906
7.25%, 04/19/23	800		716,641
7.38%, 04/09/24	850		740,720
Fantasia Holdings Group Co. Ltd. Reg S
9.25%, 07/28/23	400		125,121
9.88%, 10/19/23	400		119,644
10.88%, 01/09/23	600		179,019
11.88%, 06/01/23	800		238,047
Health & Happiness H&H International Holdings Ltd. Reg S 5.62%, 10/24/24	400		405,309
New Metro Global Ltd. Reg S 4.50%, 05/02/26	800		690,062
Studio City Finance Ltd. Reg S 6.50%, 01/15/28	200		192,609
Tianqi Finco Co. Ltd. Reg S 3.75%, 11/28/22	200		187,495
			5,363,943
Cambodia: 0.2%
NagaCorp Ltd. Reg S 7.95%, 07/06/24	1,950		1,962,343
Canada: 0.3%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	1,065		1,120,913
First Quantum Minerals Ltd. Reg S
6.50%, 03/01/24	300		304,875
7.25%, 04/01/23	300		305,175
7.50%, 04/01/25	200		207,250
Frontera Energy Corp. 144A 7.88%, 06/21/28	1,300		1,253,453
			3,191,666
Cayman Islands: 1.0%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	3,150		3,291,183
	Par (000’s	)	Value
Cayman Islands (continued)
Banco BTG Pactual SA Reg S 4.50%, 01/10/25	$200		$203,500
Banco do Brasil SA 144A 3.25%, 09/30/26	1,200		1,184,700
Banco do Brasil SA Reg S 5.88%, 01/19/23	250		261,253
Emaar Sukuk Ltd. Reg S 3.70%, 07/06/31	400		409,734
Itau Unibanco Holding SA Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/24	100		99,876
Melco Resorts Finance Ltd. Reg S 4.88%, 06/06/25	250		247,562
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	2,050		2,202,694
Oryx Funding Ltd. 144A 5.80%, 02/03/31	1,900		2,026,126
Oryx Funding Ltd. Reg S 5.80%, 02/03/31	200		213,276
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	1,578		1,571,663
Ronshine China Holdings Ltd. Reg S
7.35%, 12/15/23	600		260,696
8.10%, 06/09/23	400		172,821
8.95%, 01/22/23	700		311,725
StoneCo Ltd. 144A 3.95%, 06/16/28 †	700		629,153
Yango Cayman Investment Ltd. Reg S 12.00%, 03/19/24	400		153,419
			13,239,381
Chile: 0.8%
AES Andes SA Reg S
6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 01/07/25	75		77,829
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24	200		209,544
CAP SA 144A 3.90%, 04/27/31	1,100		1,059,856
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	1,400		1,370,488
Kenbourne Invest SA 144A 6.88%, 11/26/24	1,850		1,930,937
VTR Comunicaciones SpA 144A 4.38%, 04/15/29	1,400		1,413,580
5.12%, 01/15/28	1,642		1,705,710
VTR Comunicaciones SpA Reg S 5.12%, 01/15/28	100		103,880
VTR Finance NV 144A 6.38%, 07/15/28	1,925		2,054,360
			9,926,184

See Notes to Financial Statements

12

	Par (000’s	)	Value
China: 6.4%
Agile Group Holdings Ltd. Reg S
5.50%, 04/21/25	$500		$396,178
5.50%, 05/17/26 †	750		584,553
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	4,700		4,883,340
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 3/3/2025 (o)	750		768,529
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/2024 (o)	800		703,851
Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 5/21/2023 (o)	600		610,709
China Aoyuan Group Ltd. Reg S 5.88%, 03/01/27	400		187,004
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/6/2023 (o)	900		974,248
China Evergrande Group Reg S
7.50%, 06/28/23	1,650		395,972
8.75%, 06/28/25	6,300		1,519,925
9.50%, 03/29/24	1,100		269,500
10.00%, 04/11/23	800		191,991
10.50%, 04/11/24	700		167,981
11.50%, 01/22/23	1,150		270,128
12.00%, 01/22/24	1,000		235,000
China Hongqiao Group Ltd. Reg S 6.25%, 06/08/24	900		887,078
China Oil & Gas Group Ltd. Reg S 5.50%, 01/25/23	1,000		1,018,459
China SCE Group Holdings Ltd. Reg S 5.95%, 09/29/24	400		329,000
6.00%, 02/04/26	600		483,132
China South City Holdings Ltd. Reg S 10.75%, 04/11/23	400		165,959
Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 7/15/2024 (o)	1,400		1,443,526
CIFI Holdings Group Co. Ltd. 5.50%, 01/23/23	400		396,007
CIFI Holdings Group Co. Ltd. Reg S
	Par (000’s	)	Value
China (continued)
4.38%, 04/12/27	$500		$457,994
4.45%, 08/17/26	500		462,845
5.25%, 05/13/26	600		573,596
5.95%, 10/20/25	800		779,804
6.00%, 07/16/25	1,100		1,076,381
6.45%, 11/07/24	800		788,267
6.55%, 03/28/24	1,000		986,721
CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 1/24/2024 (o)	1,500		1,614,332
Dexin China Holdings Co. Ltd. Reg S 9.95%, 12/03/22	500		367,271
Easy Tactic Ltd. Reg S
5.88%, 02/13/23	800		503,269
8.12%, 02/27/23	1,400		878,558
8.12%, 07/11/24	500		280,590
8.62%, 02/27/24	500		284,970
8.62%, 03/05/24	600		336,750
12.38%, 11/18/22	500		343,748
eHi Car Services Ltd. Reg S 7.75%, 11/14/24	1,200		1,207,918
E-House China Enterprise Holdings Ltd. Reg S 7.60%, 06/10/23	300		193,659
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	1,400		1,387,350
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	1,400		1,404,020
6.75%, 07/02/23	1,050		1,046,882
6.85%, 07/02/24	1,000		1,027,424
Gemstones International Ltd. Reg S 12.00%, 03/10/23	600		434,983
Golden Eagle Retail Group Ltd. 144A 4.62%, 05/21/23	600		599,913
Greenland Global Investment Ltd. 5.90%, 02/12/23	400		279,544
Greenland Global Investment Ltd. Reg S
5.60%, 11/13/22	500		348,141
5.88%, 07/03/24	1,100		744,198
6.12%, 04/22/23	600		418,467
6.25%, 12/16/22	800		762,000
6.75%, 09/26/23	650		429,926
6.75%, 03/03/24	500		328,366
Greentown China Holdings Ltd. Reg S
4.70%, 04/29/25	400		388,332
5.65%, 07/13/25	500		495,296
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd. Reg S 7.00%, 09/30/22	200		188,052

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China (continued)
Guorui Properties Ltd. Reg S 14.25%, 01/25/24	$200		$161,629
Helenbergh China Holdings Ltd. Reg S 11.00%, 03/24/23	200		193,524
Jingrui Holdings Ltd. Reg S 14.50%, 02/19/23	500		403,334
Jinke Properties Group Co. Ltd. Reg S 6.85%, 05/28/24	400		318,921
Kaisa Group Holdings Ltd. Reg S
9.38%, 06/30/24	3,350		961,453
9.75%, 09/28/23	1,300		399,218
9.95%, 07/23/25	750		213,127
10.50%, 01/15/25	600		182,984
10.88%, 07/23/23	950		293,312
11.25%, 04/16/25	1,000		306,721
11.50%, 01/30/23	1,000		300,003
11.65%, 06/01/26	400		116,368
11.70%, 11/11/25 †	1,400		399,884
11.95%, 11/12/23	750		236,250
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	1,200		1,233,750
Kunming Municipal Urban Construction Investment & Development Co. Ltd. Reg S 5.80%, 10/17/22	600		576,142
KWG Group Holdings Ltd. Reg S
5.88%, 11/10/24	900		766,807
5.95%, 08/10/25	600		472,500
6.00%, 08/14/26	550		444,550
6.30%, 02/13/26	600		479,800
7.40%, 03/05/24	600		504,093
7.40%, 01/13/27	400		322,822
7.88%, 09/01/23	1,000		900,000
Logan Group Co. Ltd. Reg S
4.25%, 07/12/25	400		361,850
4.50%, 01/13/28	450		399,446
4.70%, 07/06/26	500		451,695
4.85%, 12/14/26	500		438,033
5.25%, 02/23/23	900		872,924
5.25%, 10/19/25	400		372,000
5.75%, 01/14/25	450		431,485
6.50%, 07/16/23	600		584,250
Modern Land China Co. Ltd. Reg S 9.80%, 04/11/23	400		95,080
New Metro Global Ltd. Reg S
4.62%, 10/15/25	200		171,342
4.80%, 12/15/24	800		705,870
6.80%, 08/05/23	500		470,507
Powerlong Real Estate Holdings Ltd. Reg S
5.95%, 04/30/25 †	600		548,124
6.25%, 08/10/24	600		555,206
6.95%, 07/23/23	600		566,441
	Par (000’s	)	Value
China (continued)
7.12%, 11/08/22	$500		$476,981
Redsun Properties Group Ltd. Reg S
7.30%, 01/13/25	400		241,945
9.70%, 04/16/23	800		572,708
RKPF Overseas 2019 A Ltd. Reg S
6.00%, 09/04/25	600		560,048
6.70%, 09/30/24	850		805,677
7.88%, 02/01/23	700		685,027
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 11/18/2024 (o)	500		452,525
RKPF Overseas 2020 A Ltd. Reg S 5.12%, 07/26/26	400		352,395
Scenery Journey Ltd. Reg S
12.00%, 10/24/23	2,350		460,523
13.00%, 11/06/22	600		123,000
13.75%, 11/06/23	700		153,992
Seazen Group Ltd. Reg S 4.45%, 07/13/25	400		347,337
Shangrao City Construction Investment Development Group Co. Ltd. Reg S 4.38%, 10/21/23	400		408,624
Sunac China Holdings Ltd. Reg S
5.95%, 04/26/24	1,400		1,015,765
6.50%, 07/09/23	800		619,988
6.50%, 01/10/25	1,100		790,051
6.50%, 01/26/26 †	1,000		719,854
6.65%, 08/03/24	800		583,478
6.80%, 10/20/24	1,000		719,862
7.00%, 07/09/25	900		646,661
7.50%, 02/01/24	1,000		749,951
7.95%, 10/11/23	1,000		776,250
8.35%, 04/19/23	1,000		786,058
Times China Holdings Ltd. Reg S
5.55%, 06/04/24	900		734,776
5.75%, 01/14/27	600		460,222
6.20%, 03/22/26	600		462,731
6.60%, 03/02/23	400		356,266
6.75%, 07/16/23	800		657,371
6.75%, 07/08/25	800		634,726
Urumqi Gaoxin Investment and Development Group Co. Ltd. Reg S 4.75%, 10/23/23	400		399,132
Wanda Properties International Co. Ltd. 7.25%, 01/29/24	200		190,730
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	900		858,285
Wanda Properties Overseas Ltd. Reg S 6.88%, 07/23/23	600		571,733

See Notes to Financial Statements

14

	Par (000’s	)	Value
China (continued)
6.95%, 12/05/22	$600		$575,555
Wealth Driven Ltd. Reg S 5.50%, 08/17/23	600		595,239
West China Cement Ltd. Reg S 4.95%, 07/08/26	1,000		970,925
Yancoal International Resources Development Co. Ltd. Reg S 3.50%, 11/04/23	700		706,362
Yango Justice International Ltd. Reg S 9.25%, 04/15/23	400		104,025
Yankuang Group Cayman Ltd. Reg S 4.00%, 07/16/23	600		606,515
Yuzhou Group Holdings Co. Ltd. Reg S
6.00%, 10/25/23	1,000		534,084
6.35%, 01/13/27	800		363,753
7.38%, 01/13/26	1,300		598,548
7.70%, 02/20/25	600		304,406
8.30%, 05/27/25	600		300,773
8.38%, 10/30/24	600		303,332
8.50%, 02/04/23	700		378,867
8.50%, 02/26/24	800		404,617
Zhenro Properties Group Ltd. Reg S
6.63%, 01/07/26	600		421,626
7.10%, 09/10/24	500		369,108
7.35%, 02/05/25	600		423,440
9.15%, 05/06/23	400		298,442
Zhongyuan Asset Management Co. Ltd. Reg S 4.20%, 11/29/22	650		535,633
Zoomlion HK SPV Co. Ltd. 144A 6.12%, 12/20/22	400		410,720
			83,093,724
Colombia: 5.4%
Banco de Bogota SA 144A
5.38%, 02/19/23	1,525		1,586,991
6.25%, 05/12/26 †	3,458		3,782,222
Banco de Bogota SA Reg S
5.38%, 02/19/23	100		104,065
6.25%, 05/12/26	400		437,504
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/26	1,450		1,470,344
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/24	1,900		1,938,000
Cable Onda SA 144A 4.50%, 01/30/30	1,900		1,973,388
Canacol Energy Ltd. 144A 7.25%, 05/03/25	1,100		1,147,036
Colombia Telecomunicaciones SA ESP Reg S
	Par (000’s	)	Value
Colombia (continued)
4.95%, 07/17/30	$100		$102,660
Ecopetrol SA
4.12%, 01/16/25	4,175		4,324,569
5.38%, 06/26/26	5,200		5,629,520
5.88%, 09/18/23	6,318		6,794,061
5.88%, 05/28/45 †	7,050		7,148,347
6.88%, 04/29/30	6,750		7,805,768
7.38%, 09/18/43	2,933		3,405,638
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	3,500		3,409,700
4.38%, 02/15/31	2,025		1,964,756
Geopark Ltd. 144A 5.50%, 01/17/27 †	1,700		1,691,203
Gilex Holding Sarl 144A 8.50%, 05/02/23	1,300		1,319,539
Gran Colombia Gold Corp. 144A 6.88%, 08/09/26	1,000		995,900
Grupo Aval Ltd. 144A 4.38%, 02/04/30	3,400		3,327,750
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	1,900		2,055,344
Multibank, Inc. 144A 4.38%, 11/09/22	700		713,125
Multibank, Inc. Reg S 4.38%, 11/09/22 †	400		407,500
Oleoducto Central SA 144A 4.00%, 07/14/27	1,450		1,485,213
Oleoducto Central SA Reg S 4.00%, 07/14/27	200		204,857
Orazul Energy Egenor SCA 144A 5.62%, 04/28/27	1,300		1,293,188
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	1,900		1,973,625
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	1,758		1,810,155
Termocandelaria Power Ltd. Reg S 7.88%, 01/30/29	185		190,543
			70,492,511
Costa Rica: 0.3%
Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	1,200		1,282,620
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43 †	1,700		1,453,143
6.75%, 10/07/31 †	1,000		996,925
Instituto Costarricense de Electricidad Reg S 6.38%, 05/15/43	100		85,479
			3,818,167
Cyprus: 0.7%
Credit Bank of Moscow Via CBOM Finance Plc 144A

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Cyprus (continued)
4.70%, 01/29/25	$1,900		$1,955,860
MHP Lux SA 144A
6.25%, 09/19/29 †	1,150		1,178,060
6.95%, 04/03/26	1,625		1,731,535
MHP SE 144A 7.75%, 05/10/24 †	1,825		1,973,748
TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	1,800		1,816,272
			8,655,475
Dominican Republic: 0.1%
Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	1,000		1,046,650
El Salvador: 0.1%
Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	1,050		1,091,911
Grupo Unicomer Co. Ltd. Reg S 7.88%, 04/01/24	200		207,983
			1,299,894
France: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	1,100		1,162,975
Georgia: 0.3%
Georgia Capital JSC 144A 6.12%, 03/09/24	200		206,300
Georgia Capital JSC Reg S 6.12%, 03/09/24	1,100		1,134,650
Georgian Railway JSC 144A 4.00%, 06/17/28	1,800		1,822,500
TBC Bank JSC 144A 5.75%, 06/19/24	1,100		1,174,937
			4,338,387
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	2,100		2,098,226
Tullow Oil Plc 144A 7.00%, 03/01/25	2,700		2,366,698
			4,464,924
Greece: 0.1%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A 10.75%, 07/01/25	1,675		1,807,886
Guatemala: 0.3%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/26	1,100		1,103,239
Central American Bottling Corp. 144A 5.75%, 01/31/27	2,191		2,273,382
Central American Bottling Corp. Reg S 5.75%, 01/31/27	200		207,520
Energuate Trust Reg S
	Par (000’s	)	Value
Guatemala (continued)
5.88%, 05/03/27	$200		$204,750
			3,788,891
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	1,000		1,034,140
Hong Kong: 3.6%
Agile Group Holdings Ltd. Reg S
5.75%, 01/02/25	700		560,284
6.05%, 10/13/25 †	850		667,319
6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 3/7/2023 (o)	950		611,715
7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 7/31/2024 (o)	700		426,245
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/4/2023 (o)	1,050		641,120
Bank of East Asia Ltd. Reg S
5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/2025 (o)	2,300		2,406,513
5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 9/19/2024 (o)	2,100		2,193,985
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 7/12/2026 (o)	2,600		2,613,257
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	1,800		1,801,913
4.85%, 01/27/28	1,600		1,577,902
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	200		202,043
Easy Tactic Ltd. Reg S
11.62%, 09/03/24	400		226,468
11.75%, 08/02/23	800		514,990
Fortune Star BVI Ltd. 5.95%, 01/29/23	900		906,714
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	700		669,392
5.05%, 01/27/27	700		653,294
Franshion Brilliant Ltf. 4.88%, 06/21/24	400		324,887
Gemdale Ever Prosperity Investment Ltd. Reg S 4.95%, 08/12/24	700		689,356
Hopson Development Holdings Ltd. Reg S 7.00%, 05/18/24	400		377,932
Huarong Finance 2017 Co. Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+6.98%), 11/7/2022 (o)	950		904,875

See Notes to Financial Statements

16

	Par (000’s	)	Value
Hong Kong (continued)
Jiayuan International Group Ltd. Reg S
12.50%, 04/08/23	$400		$196,400
12.50%, 07/21/23	400		206,000
Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	1,300		1,228,612
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	3,200		3,168,800
5.25%, 04/26/26	1,750		1,735,807
5.38%, 12/04/29	4,175		4,112,375
5.62%, 07/17/27 †	2,020		2,025,555
5.75%, 07/21/28	2,775		2,768,063
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	600		550,938
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	800		707,101
Seaspan Corp. 144A 5.50%, 08/01/29	2,700		2,730,132
Seaspan Corp. 144A Reg S 6.50%, 04/29/26	1,000		1,074,876
Studio City Finance Ltd. 144A
5.00%, 01/15/29	3,825		3,468,682
6.00%, 07/15/25	1,750		1,701,298
6.50%, 01/15/28 †	1,500		1,444,568
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	800		781,788
Zoomlion HK SPV Co. Ltd. Reg S 6.12%, 12/20/22	200		205,360
			47,076,559
India: 5.5%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	3,600		3,937,572
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	2,700		2,736,725
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	1,500		1,616,550
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200		215,540
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	1,211		1,214,015
Bank of Baroda Reg S 3.88%, 04/04/24	1,050		1,099,405
Canara Bank Reg S 3.88%, 03/28/24	1,500		1,563,600
Delhi International Airport Ltd. 144A
	Par (000’s	)	Value
India (continued)
6.12%, 10/31/26	$1,700		$1,710,256
6.45%, 06/04/29	1,500		1,489,290
Delhi International Airport Ltd. Reg S 6.45%, 06/04/29	300		297,858
Future Retail Ltd. 144A 5.60%, 01/22/25	1,200		722,424
Future Retail Ltd. Reg S 5.60%, 01/22/25	200		120,404
GMR Hyderabad International Airport Ltd. 144A
4.25%, 10/27/27	1,100		1,062,052
4.75%, 02/02/26 †	1,100		1,111,317
5.38%, 04/10/24	1,000		1,030,198
GMR Hyderabad International Airport Ltd. Reg S 4.25%, 10/27/27	200		193,100
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	1,400		1,445,882
5.45%, 10/22/26	1,000		1,043,125
IIFL Finance Ltd. Reg S 5.88%, 04/20/23	1,300		1,264,234
India Green Energy Holdings 144A 5.38%, 04/29/24	1,150		1,193,568
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	2,400		2,401,860
JSW Steel Ltd. 144A
3.95%, 04/05/27 †	1,650		1,666,527
5.05%, 04/05/32	1,750		1,780,760
JSW Steel Ltd. Reg S
5.38%, 04/04/25	1,400		1,476,646
5.95%, 04/18/24	1,700		1,803,112
Manappuram Finance Ltd. Reg S 5.90%, 01/13/23	1,000		1,027,575
Muthoot Finance Ltd. 144A
4.40%, 09/02/23	1,850		1,886,306
6.12%, 10/31/22	1,300		1,336,562
Muthoot Finance Ltd. Reg S 4.40%, 09/02/23	200		203,925
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	3,200		3,388,000
Periama Holdings LLC Reg S 5.95%, 04/19/26	2,600		2,817,828
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	1,350		1,418,590
ReNew Power Pvt Ltd. Reg S 5.88%, 03/05/27	250		262,702
ReNew Power Synthetic 144A 6.67%, 03/12/24	1,750		1,834,863
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	2,050		2,085,231

See Notes to Financial Statements

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
India (continued)
Shriram Transport Finance Co. Ltd. 144A
4.40%, 03/13/24	$2,500		$2,513,125
5.10%, 07/16/23 †	1,700		1,730,642
Tata Motors Ltd. Reg S 5.88%, 05/20/25	1,300		1,394,445
TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	1,300		1,361,657
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 2/27/2025 (o)	1,400		1,419,075
Vedanta Resources Finance II Plc 144A
8.00%, 04/23/23	1,400		1,378,573
9.25%, 04/23/26	2,100		2,024,967
13.88%, 01/21/24	3,450		3,761,880
Vedanta Resources Ltd. 144A
6.12%, 08/09/24	3,250		2,965,414
7.12%, 05/31/23	1,625		1,586,488
Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	1,300		1,288,528
			71,882,396
Indonesia: 2.3%
Adaro Indonesia PT 144A 4.25%, 10/31/24	2,600		2,665,247
Adaro Indonesia PT Reg S 4.25%, 10/31/24	100		102,509
APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	1,000		627,798
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		1,429
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	1,000		1,013,966
Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/10/26	1,200		1,216,092
Bukit Makmur Mandiri Utama PT Reg S 7.75%, 02/10/26	200		202,682
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	1,800		1,843,650
Cikarang Listrindo Tbk PT Reg S 4.95%, 09/14/26	200		204,850
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	1,000		1,031,417
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	1,623		1,650,185
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	2,450		2,601,594
Jababeka International BV 144A 6.50%, 10/05/23	1,090		1,039,546
	Par (000’s	)	Value
Indonesia (continued)
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	$1,350		$1,423,786
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	2,225		2,282,294
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	1,900		2,040,125
Medco Oak Tree Pte Ltd. Reg S 7.38%, 05/14/26 †	300		322,125
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	1,800		1,879,929
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	1,350		1,379,717
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	2,100		2,044,644
SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	1,100		809,704
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	168		187,702
Theta Capital Pte Ltd. Reg S
6.75%, 10/31/26	1,400		1,400,565
8.12%, 01/22/25 †	1,450		1,535,446
			29,507,002
Ireland: 0.5%
Credit Bank of Moscow Via CBOM Finance Plc 144A 3.88%, 09/21/26	1,800		1,753,182
Eurochem Finance DAC Reg S 5.50%, 03/13/24	200		215,375
Hacienda Investments Ltd. Via DME Airport DAC 144A 5.35%, 02/08/28	1,600		1,677,291
SCF Capital Designated Activity Co. 144A 3.85%, 04/26/28	1,500		1,554,968
Suek Securities DAC 144A 3.38%, 09/15/26	1,700		1,695,410
			6,896,226
Isle of Man: 0.0%
Gold Fields Orogen Holdings BVI Ltd. Reg S 5.12%, 05/15/24	300		321,645
Israel: 3.6%
Leviathan Bond Ltd. 144A Reg S
5.75%, 06/30/23	1,750		1,820,437
6.12%, 06/30/25	2,050		2,217,803
6.50%, 06/30/27	2,075		2,272,125
6.75%, 06/30/30	1,900		2,093,562
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	2,400		2,421,000
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	2,275		2,437,913

See Notes to Financial Statements

18

	Par (000’s	)	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	$8,575		$8,648,316
3.15%, 10/01/26	9,975		9,413,906
4.10%, 10/01/46	5,725		4,730,711
6.00%, 04/15/24	3,567		3,745,350
6.75%, 03/01/28 †	3,590		3,935,538
7.12%, 01/31/25	2,875		3,089,734
			46,826,395
Kazakhstan: 0.3%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	3,175		4,308,221
Kuwait: 0.4%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	1,900		1,804,426
4.50%, 02/23/27	1,700		1,617,074
5.00%, 03/15/23	1,600		1,604,210
			5,025,710
Luxembourg: 2.0%
AI Candelaria Spain SLU 144A 7.50%, 12/15/28	1,100		1,185,250
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	1,900		1,893,065
CSN Resources SA 144A 4.62%, 06/10/31	1,250		1,230,938
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	2,150		2,197,300
4.88%, 03/30/26	2,150		2,191,301
5.38%, 03/30/28	2,175		2,207,897
5.88%, 03/30/31	2,225		2,260,044
Gol Finance SA 144A 8.00%, 06/30/26 †	900		871,403
Hidrovias International Finance Sarl 144A 4.95%, 02/08/31	800		751,760
JBS Finance Luxembourg Sarl 144A 3.62%, 01/15/32	1,500		1,483,005
Kenbourne Invest SA 144A 4.70%, 01/22/28	1,450		1,444,562
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	2,650		2,583,750
MHP Lux SA Reg S 6.95%, 04/03/26	250		266,390
Minerva Luxembourg SA 144A 4.38%, 03/18/31	1,800		1,713,510
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	200		190,390
Movida Europe SA 144A 5.25%, 02/08/31	1,200		1,133,958
Petrorio Luxembourg Sarl 144A 6.12%, 06/09/26	900		907,875
Poinsettia Finance Ltd. 144A
	Par (000’s	)	Value
Luxembourg (continued)
6.62%, 06/17/31	$197		$196,390
Puma International Financing SA Reg S
5.00%, 01/24/26	200		201,076
5.12%, 10/06/24	200		201,800
Rede D’or Finance Sarl Reg S 4.95%, 01/17/28	200		205,552
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	600		562,500
Tupy Overseas SA Reg S 4.50%, 02/16/31	200		189,012
Ultrapar International SA Reg S 5.25%, 10/06/26	200		213,254
Unigel Luxembourg SA Reg S 8.75%, 10/01/26 †	200		212,743
			26,494,725
Macao: 0.1%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	1,300		1,252,407
MGM China Holdings Ltd. Reg S 5.38%, 05/15/24	200		200,458
			1,452,865
Malta: 0.0%
VistaJet Malta Finance Plc / XO Management Holding, Inc. Reg S 10.50%, 06/01/24	200		216,130
Mauritius: 1.4%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	1,400		1,412,688
Azure Power Solar Energy Private Ltd. Reg S 5.65%, 12/24/24	200		210,500
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	1,100		1,119,965
Clean Renewable Power Mauritius Pte Ltd. Reg S 4.25%, 03/25/27	200		203,630
Cliffton Ltd. 144A 6.25%, 10/25/25	1,600		1,586,760
IHS Netherlands Holdco BV 144A
7.12%, 03/18/25	1,700		1,761,625
8.00%, 09/18/27	3,375		3,594,375
India Cleantech Energy 144A 4.70%, 08/10/26	1,200		1,210,350
India Green Power Holdings 144A 4.00%, 02/22/27	1,350		1,358,437
India Green Power Holdings Reg S 4.00%, 02/22/27	200		201,250
India Toll Roads 144A 5.50%, 08/19/24	1,100		1,089,066
Liquid Telecommunications Financing Plc 144A 5.50%, 09/04/26	2,100		2,188,956

See Notes to Financial Statements

19

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Mauritius (continued)
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 6/3/2026 (o)	$1,700		$1,717,144
Network i2i Ltd. Reg S 5.65% (US Treasury Yield Curve Rate T 5 Year+4.27%), 1/15/2025 (o)	300		317,625
			17,972,371
Mexico: 7.0%
Axtel SAB de CV 144A 6.38%, 11/14/24	1,418		1,464,454
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/26	1,800		1,793,268
Braskem Idesa SAPI Reg S 7.45%, 11/15/29 †	300		318,750
Cemex SAB de CV 144A
3.88%, 07/11/31	5,850		5,878,958
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	3,450		3,568,763
5.20%, 09/17/30	3,150		3,414,726
5.45%, 11/19/29	3,500		3,795,575
7.38%, 06/05/27	3,150		3,486,681
Cemex SAB de CV Reg S
3.88%, 07/11/31	250		251,237
5.20%, 09/17/30	250		271,010
7.38%, 06/05/27	300		332,065
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	2,000		1,918,130
Credito Real SAB de CV SOFOM ER 144A
8.00%, 01/21/28 †	1,300		1,108,965
9.50%, 02/07/26 †	900		837,432
Cydsa SAB de CV 144A 6.25%, 10/04/27	1,600		1,628,160
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26	1,200		1,172,100
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26 †	1,250		1,276,562
Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 4/17/2023 (o)	1,600		1,666,800
Grupo Bimbo SAB de CV Reg S 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 4/17/2023 (o)	200		208,350
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	1,585		1,630,569
Metalsa SA de CV 144A 3.75%, 05/04/31	1,050		989,630
Mexarrend SAPI de CV 144A 10.25%, 07/24/24	1,050		1,001,133
	Par (000’s	)	Value
Mexico (continued)
Nemak SAB de CV 144A 3.62%, 06/28/31	$1,700		$1,593,614
Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	1,700		1,669,349
Petróleos Mexicanos
3.50%, 01/30/23	782		791,188
4.25%, 01/15/25 †	525		534,844
4.50%, 01/23/26	925		934,430
4.62%, 09/21/23	625		644,531
4.88%, 01/18/24 †	700		725,067
5.35%, 02/12/28	1,675		1,674,121
5.50%, 06/27/44 †	525		426,980
5.62%, 01/23/46	650		529,763
5.95%, 01/28/31	2,550		2,513,854
6.35%, 02/12/48	1,950		1,666,450
6.38%, 01/23/45	1,050		908,497
6.49%, 01/23/27	1,600		1,703,040
6.50%, 03/13/27	3,650		3,895,937
6.50%, 01/23/29	1,350		1,408,556
6.50%, 06/02/41	1,050		952,455
6.62%, 06/15/35	1,875		1,819,847
6.62%, 06/15/38	350		326,690
6.75%, 09/21/47	4,075		3,612,732
6.84%, 01/23/30	2,975		3,116,060
6.88%, 08/04/26	2,025		2,212,819
6.95%, 01/28/60	2,575		2,289,175
7.69%, 01/23/50	5,450		5,215,868
Petróleos Mexicanos 144A 6.88%, 10/16/25	1,025		1,121,125
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	900		876,803
Sixsigma Networks Mexico SA de CV Reg S 7.50%, 05/02/25	200		194,845
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	1,900		1,873,875
7.50%, 11/12/25	1,900		1,978,641
Total Play Telecomunicaciones SA de CV Reg S 7.50%, 11/12/25	200		208,278
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	1,350		1,252,827
7.25%, 09/27/23	1,100		1,073,644
8.38%, 01/27/28	1,500		1,330,537
9.88%, 01/28/29 †	1,850		1,720,500
			90,810,260
Mongolia: 0.1%
Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	1,400		1,241,219
Morocco: 1.0%
OCP SA 144A
3.75%, 06/23/31	2,550		2,505,230
4.50%, 10/22/25	2,050		2,188,094

See Notes to Financial Statements

20

	Par (000’s	)	Value
Morocco (continued)
5.12%, 06/23/51	$2,600		$2,540,811
5.62%, 04/25/24	2,450		2,651,248
6.88%, 04/25/44 †	2,100		2,526,497
			12,411,880
Netherlands: 0.6%
Braskem Netherlands Finance BV Reg S 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 10/24/25	250		278,933
Greenko Dutch BV 144A 3.85%, 03/29/26	3,152		3,187,145
Metinvest BV Reg S 7.75%, 10/17/29	200		218,320
Petrobras Global Finance BV 5.50%, 06/10/51	1,575		1,385,244
Tecpetrol SA 144A 4.88%, 12/12/22	1,750		1,750,175
VEON Holdings BV Reg S 7.25%, 04/26/23	250		266,287
			7,086,104
Nigeria: 0.5%
Access Bank Plc 144A
6.12%, 09/21/26	1,500		1,507,650
9.12% (US Treasury Yield Curve Rate T 5 Year+8.07%), 10/7/2026 (o)	200		198,280
EBN Finance Co. BV 144A 7.12%, 02/16/26	1,100		1,091,090
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	1,200		1,287,456
Seplat Energy Plc 144A 7.75%, 04/01/26	2,100		2,166,150
Seplat Energy Plc Reg S 7.75%, 04/01/26	200		206,300
			6,456,926
Oman: 1.6%
Bank Muscat SAOG Reg S
4.75%, 03/17/26	1,500		1,547,991
4.88%, 03/14/23	1,950		2,009,247
Lamar Funding Ltd. 144A 3.96%, 05/07/25	3,100		3,112,149
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	350		351,372
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	1,750		1,854,118
National Bank of Oman SAOG Reg S 5.62%, 09/25/23	1,650		1,727,137
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	1,750		1,825,421
OQ SAOC 144A 5.12%, 05/06/28	2,700		2,769,709
Oztel Holdings SPC Ltd. 144A
5.62%, 10/24/23	2,100		2,195,348
6.62%, 04/24/28	2,950		3,269,379
Oztel Holdings SPC Ltd. Reg S
	Par (000’s	)	Value
Oman (continued)
6.62%, 04/24/28	$200		$221,653
			20,883,524
Panama: 0.5%
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 5/7/2031 (o)	1,400		1,408,764
Banistmo SA 144A 4.25%, 07/31/27	1,400		1,415,820
Cable Onda SA Reg S 4.50%, 01/30/30	200		207,725
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/28	1,250		1,309,600
Industrial Senior Trust 144A 5.50%, 11/01/22	1,700		1,744,642
			6,086,551
Paraguay: 0.2%
Banco Continental SAECA 144A 2.75%, 12/10/25	1,200		1,190,850
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	1,000		1,020,755
			2,211,605
Peru: 1.4%
Auna SAA 144A 6.50%, 11/20/25	1,000		1,041,260
Banco Internacional del Peru SAA Interbank 144A
4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/25	1,100		1,112,210
6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/24	1,050		1,122,324
Camposol SA 144A 6.00%, 02/03/27	1,200		1,249,710
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	2,000		1,987,520
Corp. Financiera de Desarrollo SA 144A 5.25% (ICE LIBOR USD 3 Month+5.61%), 07/15/24	1,100		1,145,171
Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A 6.38%, 06/01/28	2,050		2,018,338
InRetail Consumer 144A 3.25%, 03/22/28	1,900		1,869,609
InRetail Consumer Reg S 3.25%, 03/22/28	200		196,801
InRetail Shopping Malls 144A 5.75%, 04/03/28	1,175		1,229,344
Peru LNG Srl 144A 5.38%, 03/22/30	2,400		2,038,560
Peru LNG Srl Reg S 5.38%, 03/22/30	800		679,520
San Miguel Industrias Pet SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	1,300		1,280,344

See Notes to Financial Statements

21

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Peru (continued)
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	$1,700		$1,659,625
			18,630,336
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 8/27/2025 (o)	1,200		1,253,699
Poland: 0.3%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25	1,500		1,509,375
3.88%, 11/15/29	2,700		2,683,125
			4,192,500
Qatar: 0.2%
QNB Finansbank AS 144A 6.88%, 09/07/24 †	2,200		2,361,839
Russia: 3.4%
Borets Finance DAC 144A 6.00%, 09/17/26	1,300		1,350,947
Celtic Resources Holdings DAC 144A 4.12%, 10/09/24	1,350		1,414,314
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	1,000		1,028,662
Evraz Plc 144A
5.25%, 04/02/24	2,425		2,594,120
5.38%, 03/20/23	2,550		2,675,855
Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/2025 (o)	3,600		3,744,000
Gtlk Europe Capital DAC Reg S
4.65%, 03/10/27	2,100		2,181,218
4.80%, 02/26/28	1,750		1,826,562
4.95%, 02/18/26	1,950		2,058,732
5.12%, 05/31/24	1,800		1,901,880
5.95%, 04/17/25	1,650		1,791,793
Petropavlovsk 2016 Ltd. 144A 8.12%, 11/14/22	1,250		1,285,550
PJSC Koks via IMH Capital DAC 144A 5.90%, 09/23/25	1,200		1,272,144
Polyus Finance Plc 144A
3.25%, 10/14/28	200		198,766
4.70%, 01/29/24	1,500		1,593,472
5.25%, 02/07/23	2,500		2,626,120
Sovcombank Via SovCom Capital DAC 144A 3.40%, 01/26/25	1,000		1,005,233
VEON Holdings BV 144A
3.38%, 11/25/27	4,525		4,543,620
4.00%, 04/09/25	3,295		3,417,146
4.95%, 06/16/24	1,850		1,967,845
5.95%, 02/13/23	1,800		1,901,349
	Par (000’s	)	Value
Russia (continued)
7.25%, 04/26/23	$2,175		$2,316,701
			44,696,029
Saudi Arabia: 0.6%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	1,700		1,773,338
Dar Al-Arkan Sukuk Co. Ltd. Reg S
6.75%, 02/15/25	1,950		2,063,344
6.88%, 03/21/23	1,750		1,825,040
6.88%, 02/26/27	1,400		1,471,064
			7,132,786
Singapore: 2.0%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	1,985		2,039,587
GLP Pte Ltd. Reg S
4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	3,600		3,487,860
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 6/29/2027 (o)	400		389,070
Greenko Investment Co. 144A 4.88%, 08/16/23	1,800		1,819,126
Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	1,400		1,439,771
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25	1,700		1,736,494
5.95%, 07/29/26	1,900		2,008,494
Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/24	300		305,025
Inkia Energy Ltd. 144A 5.88%, 11/09/27	2,066		2,151,512
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	1,800		1,864,534
Puma International Financing SA 144A
5.00%, 01/24/26	2,300		2,312,374
5.12%, 10/06/24	1,900		1,917,100
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	1,635		1,830,094
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	900		914,359
Yanlord Land HK Co. Ltd. Reg S
6.75%, 04/23/23	600		604,370
6.80%, 02/27/24	600		608,927
			25,428,697
South Africa: 3.3%
Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23	1,400		1,463,504
Eskom Holdings SOC Ltd. 144A 6.35%, 08/10/28	3,550		3,829,704

See Notes to Financial Statements

22

	Par (000’s	)	Value
South Africa (continued)
6.75%, 08/06/23	$3,700		$3,827,928
7.12%, 02/11/25	4,625		4,827,038
8.45%, 08/10/28	2,000		2,197,660
Eskom Holdings SOC Ltd. Reg S
4.31%, 07/23/27	600		591,588
6.35%, 08/10/28	200		215,758
FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23	1,650		1,720,823
Gold Fields Orogen Holdings BVI Ltd. 144A
5.12%, 05/15/24	1,450		1,554,618
6.12%, 05/15/29	1,800		2,087,550
Growthpoint Properties International Pty Ltd. 144A 5.87%, 05/02/23	1,400		1,477,714
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	2,600		2,723,760
6.50%, 10/13/26	1,800		2,045,250
Sasol Financing International Ltd. 4.50%, 11/14/22	3,324		3,400,186
Sasol Financing USA LLC
5.88%, 03/27/24	5,200		5,502,900
6.50%, 09/27/28	2,625		2,910,469
Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/24	1,400		1,485,505
Stillwater Mining Co. 144A 7.12%, 06/27/25	1,300		1,350,440
			43,212,395
South Korea: 0.3%
SK Innovation Co. Ltd. Reg S 4.12%, 07/13/23	1,800		1,875,681
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/4/2024 (o)	1,850		1,914,750
Woori Bank Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/4/2024 (o)	200		207,000
			3,997,431
Spain: 0.6%
AES Andres BV 144A 5.70%, 05/04/28	1,100		1,128,490
AI Candelaria Spain SLU 144A 5.75%, 06/15/33	1,700		1,666,102
AI Candelaria Spain SLU Reg S
5.75%, 06/15/33	300		294,018
7.50%, 12/15/28	200		215,500
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	1,350		1,414,557
Banco Bilbao Vizcaya Argentaria Colombia SA Reg S
	Par (000’s	)	Value
Spain (continued)
4.88%, 04/21/25	$100		$104,782
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30 †	1,700		1,745,220
International Airport Finance SA 144A 12.00%, 03/15/33	1,220		1,328,020
International Airport Finance SA Reg S 12.00%, 03/15/33	198		215,238
			8,111,927
Switzerland: 0.1%
Consolidated Energy Finance SA 144A 6.50%, 05/15/26	1,350		1,402,312
Tanzania: 0.2%
AngloGold Ashanti Holdings Plc
3.38%, 11/01/28	1,300		1,292,707
6.50%, 04/15/40	1,100		1,339,217
			2,631,924
Thailand: 0.5%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/29	3,900		3,970,083
Bangkok Bank PCL Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/29	200		203,664
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/26	2,800		2,804,160
			6,977,907
Togo: 0.2%
Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	1,600		1,744,800
Ecobank Transnational, Inc. Reg S 9.50%, 04/18/24	200		218,100
			1,962,900
Trinidad and Tobago: 0.5%
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	1,000		1,041,345
National Gas Co. of Trinidad & Tobago Ltd. Reg S 6.05%, 01/15/36	300		312,403
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	1,150		1,224,100
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	2,000		2,030,080
Trinidad Generation Unlimited Reg S

See Notes to Financial Statements

23

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Trinidad and Tobago (continued)
5.25%, 11/04/27	$200		$203,008
Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	1,950		2,154,068
			6,965,004
Turkey: 6.8%
Akbank TAS 144A
5.12%, 03/31/25	1,750		1,743,511
6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23	1,250		1,254,819
6.80%, 02/06/26	1,450		1,495,095
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/26	1,700		1,657,330
Akbank TAS Reg S
6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23	200		200,771
6.80%, 02/06/26	200		206,220
Arcelik AS 144A 5.00%, 04/03/23	1,800		1,852,558
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	2,700		2,575,665
Coca-Cola Icecek AS 144A 4.21%, 09/19/24	1,500		1,562,682
Coca-Cola Icecek AS Reg S 4.21%, 09/19/24	200		208,358
Fibabanka AS Reg S
6.00%, 01/25/23	1,150		1,171,637
7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	1,000		1,015,385
KOC Holding AS 144A
5.25%, 03/15/23	2,125		2,172,757
6.50%, 03/11/25	2,600		2,743,130
KOC Holding AS Reg S 5.25%, 03/15/23	500		511,237
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	1,200		1,202,320
Mersin Uluslararasi Liman Isletmeciligi AS Reg S 5.38%, 11/15/24	200		207,170
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	1,300		1,355,990
Roenesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	950		945,541
TC Ziraat Bankasi AS 144A
5.12%, 09/29/23	1,550		1,569,437
5.38%, 03/02/26	2,050		1,980,702
TC Ziraat Bankasi AS Reg S 5.12%, 09/29/23	200		202,508
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	1,750		1,790,836
	Par (000’s	)	Value
Turkey (continued)
6.88%, 02/28/25	$1,785		$1,912,053
Turkcell Iletisim Hizmetleri AS 144A
5.75%, 10/15/25	1,700		1,780,500
5.80%, 04/11/28	1,800		1,882,501
Turkiye Garanti Bankasi AS 144A 5.88%, 03/16/23	1,700		1,762,118
Turkiye Ihracat Kredi Bankasi AS 144A
5.38%, 10/24/23	1,450		1,474,527
6.12%, 05/03/24	1,750		1,781,846
8.25%, 01/24/24	1,700		1,810,160
Turkiye Is Bankasi AS 144A
6.12%, 04/25/24	4,000		4,107,960
7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23	1,600		1,618,016
7.85%, 12/10/23	1,300		1,391,207
Turkiye Is Bankasi AS Reg S
6.12%, 04/25/24	200		205,398
7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23	200		202,252
7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/25	2,650		2,700,244
Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	2,500		2,481,938
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	1,000		990,052
6.00%, 01/23/25	1,400		1,411,970
Turkiye Sinai Kalkinma Bankasi AS Reg S
5.50%, 01/16/23	1,150		1,175,663
5.88%, 01/14/26	200		198,010
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	2,450		2,654,585
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25 †	2,600		2,563,041
5.50%, 10/01/26	1,550		1,497,002
5.75%, 01/30/23 †	2,050		2,097,679
6.00%, 11/01/22	2,300		2,349,370
6.50%, 01/08/26	2,550		2,569,737
8.12%, 03/28/24	1,850		1,975,393
Turkiye Vakiflar Bankasi TAO Reg S
5.75%, 01/30/23	200		204,652
6.50%, 01/08/26	200		201,548
8.12%, 03/28/24	200		213,556
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	2,000		2,103,950
Ulker Biskuvi Sanayi AS Reg S 6.95%, 10/30/25	200		210,395
Yapi ve Kredi Bankasi AS 144A

See Notes to Financial Statements

24

	Par (000’s	)	Value
Turkey (continued)
5.50%, 12/06/22	$3,500		$3,566,636
5.85%, 06/21/24	1,750		1,786,487
6.10%, 03/16/23	1,450		1,495,856
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/26 †	1,500		1,540,056
8.25%, 10/15/24	1,825		1,968,140
Yapi ve Kredi Bankasi AS Reg S 6.10%, 03/16/23	200		206,325
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/26	200		205,341
Zorlu Yenilenebilir Enerji AS 144A 9.00%, 06/01/26	950		892,079
			88,813,902
Ukraine: 1.2%
Kernel Holding SA 144A
6.50%, 10/17/24	900		956,454
6.75%, 10/27/27	1,050		1,117,311
Kernel Holding SA Reg S 6.50%, 10/17/24	200		212,545
Metinvest BV 144A
7.65%, 10/01/27	1,200		1,321,422
7.75%, 10/17/29	1,500		1,637,400
8.50%, 04/23/26	1,800		2,030,877
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/26	1,700		1,681,826
State Agency of Roads of Ukraine 144A 6.25%, 06/24/28	2,400		2,358,831
Ukraine Railways Via Rail Capital Markets Plc Reg S
7.88%, 07/15/26	200		203,250
8.25%, 07/09/24	3,000		3,135,000
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25 †	1,400		1,450,750
			16,105,666
United Arab Emirates: 2.2%
Alpha Star Holding V Ltd. Reg S 6.62%, 04/18/23	1,200		1,230,396
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 1/22/2025 (o)	2,550		2,707,411
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	5,300		5,804,216
Emaar Sukuk Ltd. Reg S
3.63%, 09/15/26	2,800		2,922,640
3.88%, 09/17/29	2,900		3,020,843
Emirates NBD Bank PJSC Reg S 6.12% (USD Swap Semi 30/360 6 Year+3.66%), 3/20/2025 (o)	3,500		3,707,662
Emirates Reit Sukuk Ltd. Reg S
	Par (000’s	)	Value
United Arab Emirates (continued)
5.12%, 12/12/22	$1,100		$830,500
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	3,200		3,316,000
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/20/2025 (o)	1,400		1,533,991
Shelf Drilling Holdings Ltd. 144A
8.25%, 02/15/25	3,175		2,456,656
8.88%, 11/15/24 †	1,000		1,036,515
			28,566,830
United Kingdom: 1.3%
Bidvest Group UK Plc 144A 3.62%, 09/23/26	2,800		2,815,778
Gazprom PJSC via Gaz Finance Plc Reg S 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/2025 (o)	1,200		1,248,000
Petra Diamonds US Treasury Plc 144A 10.50%, 03/08/26	1,136		1,173,939
Polyus Finance Plc Reg S 5.25%, 02/07/23	300		315,134
Tullow Oil Plc 144A 10.25%, 05/15/26	6,250		6,593,094
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	3,800		3,862,738
Vedanta Resources Finance II Plc Reg S 8.95%, 03/11/25	350		355,779
Vedanta Resources Ltd. Reg S 6.12%, 08/09/24	300		273,731
			16,638,193
United States: 3.6%
AES Andes SA 144A
6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 01/07/25	1,550		1,608,466
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24	1,650		1,728,738
AES Argentina Generacion SA 144A 7.75%, 02/02/24	1,000		872,245
AES El Salvador Trust II 144A 6.75%, 03/28/23	1,050		975,145
Azul Investments LLP 144A 7.25%, 06/15/26 †	1,000		929,155
Azul Investments LLP Reg S 5.88%, 10/26/24	200		185,845
Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	1,363		1,395,262
Energuate Trust 144A 5.88%, 05/03/27	1,000		1,023,750

See Notes to Financial Statements

25

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	$2,400		$2,301,636
Guacolda Energia SA 144A 4.56%, 04/30/25	1,750		1,120,018
JBS USA Food Co. 144A
5.75%, 01/15/28	900		939,384
7.00%, 01/15/26	1,350		1,405,688
Kosmos Energy Ltd. 144A 7.50%, 03/01/28 †	1,500		1,472,483
Kosmos Energy Ltd. Reg S 7.12%, 04/04/26	200		199,831
MGM China Holdings Ltd. 144A
5.25%, 06/18/25	800		792,128
5.38%, 05/15/24	1,000		1,002,290
5.88%, 05/15/26	1,200		1,200,978
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	2,250		2,236,252
Mong Duong Finance Holdings BV Reg S 5.12%, 05/07/29	200		198,778
Sasol Financing USA LLC
4.38%, 09/18/26	2,400		2,442,120
5.50%, 03/18/31	2,925		3,008,509
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	2,000		1,965,420
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	2,175		2,350,414
Wynn Macau Ltd. 144A
4.88%, 10/01/24 †	2,125		2,012,184
5.12%, 12/15/29	3,400		3,069,962
5.50%, 01/15/26	3,500		3,296,615
5.50%, 10/01/27	2,575		2,401,187
5.62%, 08/26/28	4,625		4,325,901
			46,460,384
Uruguay: 0.0%
Arcos Dorados Holdings, Inc. Reg S 5.88%, 04/04/27	150		154,837
Uzbekistan: 0.3%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	1,200		1,248,600
Uzauto Motors AJ 144A 4.85%, 05/04/26	900		887,742
Uzauto Motors AJ Reg S 4.85%, 05/04/26	200		197,276
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	1,050		1,090,460
			3,424,078
Zambia: 1.7%
First Quantum Minerals Ltd. 144A
	Par (000’s	)	Value
Zambia (continued)
6.50%, 03/01/24	$2,575		$2,616,844
6.88%, 03/01/26	3,475		3,622,688
6.88%, 10/15/27	5,375		5,744,531
7.25%, 04/01/23	5,300		5,403,085
7.50%, 04/01/25	4,425		4,585,406
			21,972,554
Total Corporate Bonds (Cost: $1,273,221,654)			1,235,960,155

GOVERNMENT OBLIGATIONS: 1.7%
Argentina: 0.7%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	2,900		2,584,147
Ciudad Autonoma De Buenos Aires Reg S 7.50%, 06/01/27	200		178,217
Provincia de Cordoba 144A
5.00%, 06/01/27 (s)	1,732		1,167,070
5.00%, 02/01/29	1,457		947,003
Provincia de Cordoba Reg S 5.00%, 02/01/29 (s)	152		98,851
Provincia de Mendoza 144A 4.25%, 03/19/29 (s)	1,975		1,377,562
Provincia de Neuquen 144A 4.62%, 04/27/30 (s)	1,275		787,312
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	1,783		1,403,981
Provincia del Chubut Reg S 7.75%, 07/26/30 (s)	141		110,841
			8,654,984
Belarus: 0.1%
Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	1,600		1,504,000
Development Bank of the Republic of Belarus JSC Reg S 6.75%, 05/02/24	200		188,000
			1,692,000
Brazil: 0.1%
Banco Nacional de Desenvolvimento Economico e Social 144A 5.75%, 09/26/23	1,300		1,408,147
Banco Nacional de Desenvolvimento Economico e Social Reg S 5.75%, 09/26/23	250		270,798
			1,678,945
Mongolia: 0.2%
Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	1,700		1,805,352
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	1,800		1,770,750

See Notes to Financial Statements

26

	Par (000’s	)	Value
Turkey: 0.4%
Istanbul Metropolitan Municipality 144A 6.38%, 12/09/25	$1,800		$1,758,715
Istanbul Metropolitan Municipality Reg S 6.38%, 12/09/25	200		195,413
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	2,600		2,544,662
Turkiye Ihracat Kredi Bankasi AS Reg S 5.38%, 10/24/23	300		305,074
			4,803,864
Uzbekistan: 0.1%
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	1,000		1,029,435
Total Government Obligations (Cost: $21,814,372)			21,435,330
Total Investments Before Collateral for Securities Loaned: 96.8% (Cost: $1,295,036,026)			1,257,395,485

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $33,912,101)
Money Market Fund: 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	33,912,101		33,912,101
Total Investments: 99.4% (Cost: $1,328,948,127)			1,291,307,586
Other assets less liabilities: 0.6%			8,176,816
NET ASSETS: 100.0%			$1,299,484,402

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $41,108,243.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(a)	Amount is less than 1,000
(o)	Perpetual Maturity — the date shown is the next call date
(d)	Security in default
*	Non-income producing

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $820,231,847, or 63.1% of net assets.

See Notes to Financial Statements

27

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.9%	$149,564,516
Consumer Cyclicals	3.6	44,599,763
Consumer Non-Cyclicals	4.1	51,810,449
Energy	16.8	211,089,493
Financials	35.0	439,614,135
Government Activity	0.8	10,609,112
Healthcare	3.3	41,863,125
Industrials	8.5	107,242,706
Real Estate	4.8	60,470,710
Technology	4.2	52,870,861
Utilities	7.0	87,660,615
	100.0%	$1,257,395,485

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$1,235,960,156	$—	$1,235,960,156
Government Obligations *	—	21,435,329	—	21,435,329
Money Market Fund	33,912,101	—	—	33,912,101
Total Investments	$33,912,101	$1,257,395,485	$—	$1,291,307,586

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

28

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.7%
Australia: 1.2%
Buckeye Partners LP
3.95%, 12/01/26	$15,322		$15,726,807
4.12%, 12/01/27	10,317		10,407,274
4.15%, 07/01/23	12,873		13,335,141
4.35%, 10/15/24 †	7,670		8,032,561
5.60%, 10/15/44	7,678		7,457,718
5.85%, 11/15/43	10,317		10,184,736
			65,144,237
Brazil: 0.3%
Avon Products, Inc. 6.50%, 03/15/23	12,389		13,070,395
Canada: 1.3%
Bombardier, Inc. 144A 7.45%, 05/01/34 †	13,486		16,520,350
Methanex Corp.
4.25%, 12/01/24	7,687		8,119,394
5.25%, 12/15/29	18,008		19,110,990
5.65%, 12/01/44	7,673		7,999,102
TransAlta Corp.
4.50%, 11/15/22	9,700		9,906,125
6.50%, 03/15/40	7,754		9,146,037
			70,801,998
Cayman Islands: 0.3%
North Queensland Export Terminal Pty Ltd. 144A 4.45%, 12/15/22	13,354		12,919,333
Finland: 0.3%
Nokia Oyj 6.62%, 05/15/39	12,831		17,276,364
France: 1.8%
Electricite de France SA 144A
5.25% (USD Swap Semi 30/360 10 Year+3.71%), 1/29/2023 (o)	53,976		55,959,618
5.62% (USD Swap Semi 30/360 10 Year+3.04%), 1/22/2024 (o)	38,630		41,102,320
			97,061,938
Germany: 2.2%
Deutsche Bank AG
4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	34,951		36,224,588
4.50%, 04/01/25	38,517		41,341,284
Dresdner Funding Trust I 144A 8.15%, 06/30/31	25,598		36,315,883
			113,881,755
Ireland: 1.2%
Perrigo Finance Unlimited Co.
3.15%, 06/15/30	19,275		19,448,022
3.90%, 12/15/24	18,000		19,040,902
4.38%, 03/15/26	18,000		19,225,739
4.90%, 12/15/44	7,800		7,742,098
			65,456,761
Italy: 3.4%
Intesa Sanpaolo SpA 144A
	Par (000’s	)	Value
Italy (continued)
5.02%, 06/26/24	$51,347		$55,076,420
Telecom Italia Capital SA
6.00%, 09/30/34	25,693		28,619,818
6.38%, 11/15/33	25,688		29,505,365
7.20%, 07/18/36	25,515		31,035,426
7.72%, 06/04/38	25,710		32,815,858
			177,052,887
United Kingdom: 2.9%
Lloyds Banking Group Plc 144A
6.41% (ICE LIBOR USD 3 Month+1.50%), 10/1/2035 (o)	9,624		13,501,028
6.66% (ICE LIBOR USD 3 Month+1.27%), 5/21/2037 (o)	11,126		15,951,903
Marks & Spencer Plc 144A 7.12%, 12/01/37 †	7,634		9,198,970
Rolls-Royce Plc 144A 3.62%, 10/14/25 †	26,015		26,600,337
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 7/30/2037 (o)	19,200		26,640,000
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 1/4/2029	51,784		62,654,048
			154,546,286
United States: 83.8%
ADT Security Corp. 4.12%, 06/15/23	17,971		18,729,915
Apache Corp.
4.25%, 01/15/30 †	14,905		15,855,194
4.38%, 10/15/28 †	18,077		19,452,298
4.75%, 04/15/43 †	10,935		11,988,533
5.10%, 09/01/40	34,252		38,429,545
5.25%, 02/01/42	10,196		11,484,978
5.35%, 07/01/49	9,894		11,372,856
6.00%, 01/15/37 †	11,426		13,948,861
Bath & Body Works, Inc. 6.95%, 03/01/33 †	8,903		10,077,128
Bed Bath & Beyond, Inc.
3.75%, 08/01/24 †	7,363		7,501,056
5.17%, 08/01/44 †	17,344		14,775,787
Brightsphere Investment Group, Inc. 4.80%, 07/27/26 †	7,589		7,776,924
Brinker International, Inc. 144A 5.00%, 10/01/24	9,575		10,149,500
Carpenter Technology Corp. 4.45%, 03/01/23	8,246		8,562,792
CDK Global, Inc. 5.00%, 10/15/24 †	13,404		14,874,419
Cleveland-Cliffs, Inc. 6.25%, 10/01/40	6,695		7,339,394
Continental Resources, Inc. 3.80%, 06/01/24	23,417		24,617,121
4.90%, 06/01/44	17,929		20,368,689
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	9,049		11,141,581
DCP Midstream Operating LP

See Notes to Financial Statements

29

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.88%, 03/15/23	$12,867		$13,285,177
5.60%, 04/01/44	10,230		12,290,322
8.12%, 08/16/30	7,679		10,415,104
DCP Midstream Operating LP 144A
6.45%, 11/03/36	7,667		9,934,094
6.75%, 09/15/37	11,501		15,394,606
Dell, Inc.
5.40%, 09/10/40 †	6,767		8,150,987
6.50%, 04/15/38	9,919		13,170,845
7.10%, 04/15/28 †	7,737		9,983,051
Delta Air Lines, Inc.
2.90%, 10/28/24	23,113		23,616,755
3.75%, 10/28/29 †	12,501		12,714,477
3.80%, 04/19/23	12,826		13,299,247
4.38%, 04/19/28 †	10,546		11,255,094
Diversified Healthcare Trust
4.75%, 05/01/24	6,483		6,693,697
4.75%, 02/15/28	12,918		12,865,165
Domtar Corp.
6.25%, 09/01/42	6,425		6,698,803
6.75%, 02/15/44	6,425		6,809,033
DPL, Inc. 4.35%, 04/15/29	10,302		11,139,037
Embarq Corp. 8.00%, 06/01/36	36,705		40,624,727
EnLink Midstream Partners LP
4.15%, 06/01/25	18,517		19,353,691
4.40%, 04/01/24	13,403		14,022,889
5.05%, 04/01/45	11,471		10,942,703
5.45%, 06/01/47	12,750		12,766,958
5.60%, 04/01/44	8,932		8,774,127
EQM Midstream Partners LP
4.00%, 08/01/24	12,861		13,359,364
4.12%, 12/01/26	12,871		13,257,709
4.75%, 07/15/23	15,435		16,266,329
5.50%, 07/15/28	21,848		24,091,344
6.50%, 07/15/48	14,045		16,727,033
EQT Corp.
3.90%, 10/01/27	32,132		34,341,075
6.62%, 02/01/25	25,703		28,948,004
7.50%, 02/01/30	19,289		24,717,889
FirstEnergy Corp.
1.60%, 01/15/26	7,669		7,566,044
2.05%, 03/01/25	7,731		7,776,458
2.25%, 09/01/30	11,581		11,150,129
2.65%, 03/01/30	15,366		15,158,098
3.40%, 03/01/50	21,689		21,569,710
4.40%, 07/15/27	38,550		41,845,068
4.75%, 03/15/23	21,850		22,668,501
5.35%, 07/15/47	25,707		31,239,775
7.38%, 11/15/31	38,550		52,613,425
FirstEnergy Transmission LLC 144A 4.55%, 04/01/49	12,779		14,963,335
Fluor Corp.
3.50%, 12/15/24 †	9,845		10,275,128
4.25%, 09/15/28 †	15,472		16,109,678
	Par (000’s	)	Value
United States (continued)
Ford Holdings LLC 9.30%, 03/01/30	$5,514		$7,527,106
Ford Motor Co.
4.35%, 12/08/26	28,018		29,989,627
4.75%, 01/15/43	37,356		40,853,642
5.29%, 12/08/46	24,245		27,850,110
6.38%, 02/01/29	4,861		5,699,766
6.62%, 10/01/28	11,895		14,284,111
7.40%, 11/01/46 †	7,456		10,225,419
7.45%, 07/16/31	33,442		44,310,650
Ford Motor Credit Co. LLC
3.09%, 01/09/23	28,010		28,526,784
3.10%, 05/04/23	18,676		19,002,830
3.35%, 11/01/22	22,414		22,782,710
3.66%, 09/08/24	14,017		14,525,116
3.81%, 01/09/24	13,991		14,498,174
3.81%, 11/02/27	14,023		14,567,653
4.06%, 11/01/24	28,031		29,431,148
4.13%, 08/04/25	26,158		27,662,085
4.14%, 02/15/23	16,811		17,285,911
4.27%, 01/09/27	16,824		17,877,014
4.38%, 08/06/23	18,700		19,471,375
4.39%, 01/08/26	22,429		24,027,066
4.54%, 08/01/26	13,989		15,080,562
4.69%, 06/09/25	11,204		11,991,641
5.11%, 05/03/29	27,782		30,907,475
5.58%, 03/18/24	28,026		30,233,047
Freeport-McMoRan, Inc.
3.88%, 03/15/23	25,603		26,403,094
4.55%, 11/14/24	18,794		20,344,881
5.40%, 11/14/34	19,274		23,570,946
5.45%, 03/15/43	47,966		60,401,186
Frontier Florida LLC 6.86%, 02/01/28	8,325		8,876,531
Genting New York LLC / GENNY Capital, Inc. 144A 3.30%, 02/15/26	14,100		13,896,185
Genworth Holdings, Inc.
4.80%, 02/15/24	9,808		10,040,057
4.90%, 08/15/23	9,781		10,013,299
6.50%, 06/15/34 †	7,662		7,987,635
Global Marine, Inc.
7.00%, 06/01/28 †	6,674		4,905,390
Goldman Sachs Capital I 6.34%, 02/15/34	24,405		33,839,624
HB Fuller Co. 4.00%, 02/15/27	8,210		8,631,707
HCA, Inc. 7.69%, 06/15/25	7,814		9,386,880
Hexcel Corp.
4.20%, 02/15/27	10,320		11,174,740
4.95%, 08/15/25	7,769		8,577,623
Hillenbrand, Inc. 5.00%, 09/15/26 †	9,774		10,947,027
Howmet Aerospace, Inc.
5.90%, 02/01/27	15,981		18,318,381
5.95%, 02/01/37	16,048		19,334,390
6.75%, 01/15/28 †	7,667		9,334,956

See Notes to Financial Statements

30

	Par (000’s	)	Value
United States (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26	$48,193		$50,429,518
3.75%, 04/01/30	18,933		20,594,072
4.38%, 06/01/46	76,692		89,655,879
4.62%, 01/30/29	18,651		21,228,489
4.62%, 10/01/39	10,141		11,824,788
4.88%, 10/01/49	38,273		47,458,504
5.00%, 07/15/35	20,250		24,919,004
5.00%, 06/04/42	40,766		50,461,302
5.20%, 07/15/45	46,377		59,074,449
6.50%, 02/09/40	18,036		25,775,613
6.75%, 03/15/32	9,486		12,840,882
6.88%, 01/26/39	20,774		30,464,158
Kraft Heinz Foods Co. 144A 7.12%,08/01/39 †	22,364		33,974,911
Lumen Technologies, Inc.
6.88%, 01/15/28	10,950		12,209,250
7.60%, 09/15/39	13,357		14,763,492
Macy’s Retail Holdings LLC
2.88%, 02/15/23	12,935		13,080,519
3.62%, 06/01/24 †	8,987		9,298,849
4.30%, 02/15/43	6,351		5,462,686
4.50%, 12/15/34	9,421		9,229,754
5.12%, 01/15/42	6,376		5,970,773
Magellan Health, Inc. 4.90%, 09/22/24	9,792		10,732,228
Mattel, Inc.
3.15%, 03/15/23	6,450		6,613,508
5.45%, 11/01/41	7,672		9,063,049
6.20%, 10/01/40	6,393		8,159,066
Michael Kors USA, Inc. 144A 4.50%, 11/01/24	12,130		12,851,128
Murphy Oil Corp.
6.38%, 12/01/42	8,912		9,067,960
7.05%, 05/01/29 †	6,443		7,289,610
Navient Corp.
5.50%, 01/25/23	25,750		26,955,358
5.62%, 08/01/33	15,317		14,560,264
Newell Brands, Inc.
4.35%, 04/01/23	27,967		29,160,911
4.70%, 04/01/26	51,010		55,926,752
5.88%, 04/01/36	10,827		13,143,004
6.00%, 04/01/46	17,159		21,574,354
Nordstrom, Inc.
2.30%, 04/08/24	6,400		6,439,360
4.00%, 03/15/27 †	9,025		9,284,965
4.25%, 08/01/31 †	10,850		10,861,664
4.38%, 04/01/30 †	12,875		13,116,149
5.00%, 01/15/44 †	24,830		24,616,090
6.95%, 03/15/28 †	7,675		8,999,321
Occidental Petroleum Corp.
0.00%, 10/10/36 ^	53,356		30,129,866
2.70%, 02/15/23	10,470		10,600,247
2.90%, 08/15/24	32,611		33,261,589
3.00%, 02/15/27	17,726		17,748,157
3.20%, 08/15/26	21,035		21,324,547
3.40%, 04/15/26	21,901		22,373,843
	Par (000’s	)	Value
United States (continued)
3.50%, 06/15/25	$12,336		$12,783,180
3.50%, 08/15/29	35,425		36,000,656
4.10%, 02/15/47	17,580		17,164,672
4.20%, 03/15/48	23,432		22,869,749
4.30%, 08/15/39	17,577		17,688,350
4.40%, 04/15/46	27,028		27,379,799
4.40%, 08/15/49	16,672		16,689,172
4.50%, 07/15/44	14,630		14,795,685
4.62%, 06/15/45	17,588		18,226,796
5.55%, 03/15/26	25,556		28,239,380
6.20%, 03/15/40	17,297		20,981,261
6.45%, 09/15/36	40,966		52,188,636
6.60%, 03/15/46	25,763		32,999,956
6.95%, 07/01/24	13,693		15,421,741
7.50%, 05/01/31	20,540		26,770,706
7.88%, 09/15/31	11,471		15,357,662
7.95%, 06/15/39	7,553		10,096,284
Oceaneering International, Inc.
4.65%, 11/15/24 †	12,763		13,273,520
6.00%, 02/01/28	7,653		7,879,605
Ovintiv, Inc.
6.50%, 08/15/34	19,283		26,046,930
6.50%, 02/01/38	12,464		16,921,499
6.62%, 08/15/37	11,898		16,185,832
7.20%, 11/01/31	9,008		12,080,402
7.38%, 11/01/31	12,762		17,296,573
8.12%, 09/15/30	7,735		10,619,786
Pactiv LLC 7.95%, 12/15/25	7,584		8,465,640
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 †	13,119		13,159,424
5.15%, 11/15/29	9,027		9,319,322
ProAssurance Corp. 5.30%, 11/15/23	6,970		7,394,686
Qwest Corp. 7.25%, 09/15/25	6,365		7,604,902
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29 †	25,590		26,005,113
4.62%, 04/06/31	8,950		8,933,357
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	10,210		10,643,312
4.80%, 05/15/30	8,933		9,524,811
4.95%, 07/15/29	14,145		15,152,831
6.88%, 04/15/40	12,759		14,469,344
7.50%, 07/15/38	6,411		7,337,806
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 †	12,866		12,206,617
7.50%, 10/15/27	7,664		8,973,318
Royal Caribbean Cruises Ltd. 144A
10.88%, 06/01/23	25,703		28,787,360
11.50%, 06/01/25	35,761		40,745,189
Safeway, Inc. 7.25%, 02/01/31	6,835		8,261,977
Seagate HDD Cayman 4.09%, 06/01/29	12,878		13,331,563

See Notes to Financial Statements

31

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
4.12%, 01/15/31	$12,859		$13,074,131
4.75%, 01/01/25	12,323		13,324,244
4.88%, 03/01/24	12,871		13,740,436
4.88%, 06/01/27	12,994		14,339,101
5.75%, 12/01/34 †	12,513		14,424,173
Sealed Air Corp. 144A 6.88%, 07/15/33	11,978		15,378,734
Service Properties Trust
3.95%, 01/15/28	10,295		9,587,219
4.35%, 10/01/24	21,219		21,409,971
4.38%, 02/15/30	10,300		9,720,625
4.50%, 06/15/23	625		638,281
4.50%, 03/15/25	9,028		9,041,993
4.65%, 03/15/24	21,494		21,708,940
4.75%, 10/01/26	11,509		11,396,787
4.95%, 02/15/27	10,294		10,152,457
4.95%, 10/01/29	10,931		10,534,751
5.25%, 02/15/26	9,016		9,117,430
Southeast Supply Header LLC 144A 4.25%, 06/15/24	10,384		10,825,320
Southwestern Energy Co. 6.45%, 01/23/25	18,090		19,740,712
Spirit AeroSystems, Inc.
3.85%, 06/15/26	7,683		8,076,754
3.95%, 06/15/23	7,680		7,799,808
4.60%, 06/15/28 †	17,988		17,781,138
Sprint Capital Corp.
6.88%, 11/15/28	63,657		80,570,028
8.75%, 03/15/32	51,383		76,971,734
Tenet Healthcare Corp. 6.88%, 11/15/31	9,355		10,723,169
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	16,063		19,530,534
Transocean, Inc.
6.80%, 03/15/38	15,550		9,330,000
7.50%, 04/15/31	10,089		6,574,245
Travel + Leisure Co.
3.90%, 03/01/23	10,306		10,656,404
5.65%, 04/01/24	7,722		8,376,826
6.00%, 04/01/27	10,305		11,220,496
6.60%, 10/01/25	9,008		10,064,638
Trinity Industries, Inc. 4.55%, 10/01/24	10,863		11,526,729
	Par (000’s	)	Value
United States (continued)
Under Armour, Inc. 3.25%, 06/15/26 †	$16,016		$16,436,420
United States Cellular Corp. 6.70%, 12/15/33	14,155		17,636,819
United States Steel Corp. 6.65%, 06/01/37 †	9,503		10,088,575
Western Midstream Operating LP
3.95%, 06/01/25	4,750		5,009,350
4.35%, 02/01/25	24,325		25,510,844
4.50%, 03/01/28	10,301		11,163,709
4.65%, 07/01/26	12,182		13,171,970
4.75%, 08/15/28	10,288		11,331,718
5.30%, 02/01/30	30,833		33,839,217
5.30%, 03/01/48	17,891		20,868,241
5.45%, 04/01/44	15,333		18,014,052
5.50%, 08/15/48	8,966		10,716,074
6.50%, 02/01/50	25,689		30,787,367
Xerox Corp.
3.80%, 05/15/24 †	7,729		8,038,160
4.38%, 03/15/23	25,703		26,549,143
4.80%, 03/01/35 †	6,450		6,442,292
6.75%, 12/15/39 †	9,034		9,841,233
XPO CNW, Inc. 6.70%, 05/01/34	7,772		9,724,715
Yum! Brands, Inc.
3.88%, 11/01/23 †	8,326		8,711,077
5.35%, 11/01/43	7,036		7,819,881
6.88%, 11/15/37	8,351		10,534,954
			4,410,324,715
Total Corporate Bonds (Cost: $4,926,351,575)			5,197,536,669

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7% (Cost: $195,344,301)
Money Market Fund: 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio	195,344,301		195,344,301

Total Investments: 102.4% (Cost: $5,121,695,876)			5,392,880,970
Liabilities in excess of other assets: (2.4)%			(128,258,634)
NET ASSETS: 100.0%			$5,264,622,336

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $214,967,597.
(o)	Perpetual Maturity — the date shown is the next call date

See Notes to Financial Statements

32

^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $593,345,162, or 11.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	4.8%	$249,065,851
Communications	0.2	8,876,531
Consumer Cyclicals	13.8	715,811,480
Consumer Non-Cyclicals	9.6	500,033,939
Energy	28.9	1,500,699,442
Financials	13.3	689,094,446
Healthcare	1.8	96,299,038
Industrials	5.9	308,288,321
Real Estate	2.5	132,867,318
Technology	12.4	642,696,622
Utilities	6.8	353,803,681
	100.0%	$5,197,536,669

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$5,197,536,669	$—	$5,197,536,669
Money Market Fund	195,344,301	—	—	195,344,301
Total Investments	$195,344,301	$5,197,536,669	$—	$5,392,880,970

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

33

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 85.5%
Australia: 0.4%
National Australia Bank Ltd. 3.62%, 06/20/23	$375		$393,949
Bermuda: 0.4%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	350		375,398
Brazil: 2.2%
Banco BTG Pactual SA 144A 2.75%, 01/11/26	250		240,325
Fibria Overseas Finance Ltd. 5.50%, 01/17/27	375		420,487
FS Luxembourg Sarl 144A 10.00%, 12/15/25	300		331,239
Klabin Austria GmbH 144A 7.00%, 04/03/49	150		173,389
Klabin Finance SA 144A 4.88%, 09/19/27	465		499,880
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28 †	250		260,312
Suzano Austria GmbH 144A 5.75%, 07/14/26	250		285,440
			2,211,072
British Virgin Islands: 0.2%
Beijing Capital Polaris Investment Co. Ltd. Reg S 2.80%, 03/18/23	200		201,240
Canada: 1.9%
Alimentation Couche-Tard, Inc. 144A 3.62%, 05/13/51 †	150		160,114
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	100		105,250
Bank of Nova Scotia 2.38%, 01/18/23	225		230,147
Brookfield Finance, Inc. 2.72%, 04/15/31	250		253,847
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	250		245,762
CDP Financial, Inc. Reg S 1.00%, 05/26/26	500		495,129
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	300		287,509
Tucson Electric Power Co. 1.50%, 08/01/30	150		141,188
			1,918,946
Cayman Islands: 0.4%
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	400		401,064
Chile: 0.8%
Inversiones CMPC SA 144A 4.38%, 04/04/27	250		272,271
	Par (000’s	)	Value
Chile (continued)
Inversiones Latin America Power Ltda Reg S 5.12%, 06/15/33	$200		$195,784
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51	300		293,313
			761,368
China: 8.0%
Bank of China Ltd. Reg S
0.95% (ICE LIBOR USD 3 Month+0.83%), 06/07/23	200		201,319
0.95%, 09/21/23	450		450,394
1.00% (United States Secured Overnight Financing Rate+0.95%), 10/17/22	200		200,860
1.01% (ICE LIBOR USD 3 Month+0.88%), 11/22/22	300		301,695
Central China Real Estate Ltd. Reg S 7.50%, 07/14/25	200		93,865
China Construction Bank Corp. Reg S 0.79% (ICE LIBOR USD 3 Month+0.66%), 10/22/22	400		401,216
1.00%, 08/04/23	200		200,294
1.25%, 08/04/25	400		395,142
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		392,684
CIFI Holdings Group Co. Ltd. Reg S 5.95%, 10/20/25	400		389,902
ICBCIL Finance Co. Ltd. Reg S 1.18% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	400		400,384
Industrial & Commercial Bank of China Ltd. Reg S
0.79% (ICE LIBOR USD 3 Month+0.67%), 09/16/22	200		200,495
0.84% (ICE LIBOR USD 3 Month+0.72%), 04/25/22	225		225,387
0.90% (ICE LIBOR USD 3 Month+0.78%), 09/16/24	800		806,040
0.95% (ICE LIBOR USD 3 Month+0.83%), 06/14/23	400		402,796
0.95% (ICE LIBOR USD 3 Month+0.83%), 04/25/24	200		201,608
2.25%, 09/16/22	200		202,458
2.88%, 10/12/22	300		305,617
Industrial Bank Co. Ltd. Reg S 1.12%, 11/06/23	400		399,376
Jiangxi Provincial Water Conservancy Investment Group China Ltd. Reg S 3.40%, 12/05/22	200		203,764
KWG Group Holdings Ltd. Reg S 6.00%, 08/14/26	200		161,655
Modern Land China Co. Ltd. Reg S

See Notes to Financial Statements

34

	Par (000’s	)	Value
China (continued)
9.80%, 04/11/23	$200		$47,540
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	200		209,921
Shanghai Pudong Development Bank Co. Ltd./London Reg S 0.83% (ICE LIBOR USD 3 Month+0.70%), 10/29/22	200		199,997
Shuifa International Holdings BVI Co. Ltd. Reg S 4.00%, 03/24/24	200		193,962
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200		206,596
Yuzhou Group Holdings Co. Ltd. Reg S
6.35%, 01/13/27	200		90,938
7.85%, 08/12/26	200		91,705
Zhenro Properties Group Ltd. Reg S
6.63%, 01/07/26	200		140,542
7.10%, 09/10/24	200		147,643
7.35%, 02/05/25	200		141,147
			8,006,942
Colombia: 0.3%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	300		331,146
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	96		100,769
France: 0.7%
Electricite de France SA 144A 3.62%, 10/13/25	600		647,861
Georgia: 0.4%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	100		106,569
Georgian Railway JSC 144A 4.00%, 06/17/28	250		253,125
			359,694
Germany: 3.7%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30 †	950		887,025
1.00%, 10/01/26	250		247,478
1.75%, 09/14/29	1,900		1,929,926
2.00%, 09/29/22	300		304,985
Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	350		354,291
			3,723,705
Hong Kong: 1.7%
Franshion Brilliant Ltd. Reg S 4.00%, 06/21/24	200		203,696
Industrial Bank Co. Ltd. Reg S 0.88%, 06/10/24	200		198,388
	Par (000’s	)	Value
Hong Kong (continued)
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	$200		$207,544
Modern Land China Co. Ltd. Reg S 11.50%, 11/13/22	300		69,668
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	400		417,349
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	400		386,028
Yango Justice International Ltd. Reg S 7.50%, 02/17/25	200		48,854
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		195,447
			1,726,974
India: 3.3%
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	350		354,761
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	50		53,885
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200		215,540
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	186		186,771
India Green Energy Holdings 144A 5.38%, 04/29/24	150		155,683
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		213,619
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	350		350,271
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		209,028
REC Ltd. Reg S 3.88%, 07/07/27	200		209,224
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	200		210,161
ReNew Power Synthetic 144A 6.67%, 03/12/24	500		524,247
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	200		203,437
State Bank of India/London Reg S 4.50%, 09/28/23	400		424,224
			3,310,851

See Notes to Financial Statements

35

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indonesia: 2.4%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	$300		$309,324
3.55%, 06/09/51	275		275,737
3.75%, 03/01/23	650		676,881
3.90%, 08/20/24	450		485,930
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	550		612,593
			2,360,465
Japan: 1.9%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		194,821
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	250		258,466
Norinchukin Bank 144A
1.28%, 09/22/26	200		198,141
2.08%, 09/22/31	300		296,148
Sumitomo Mitsui Financial Group, Inc. 0.51%, 01/12/24	250		247,978
Sumitomo Mitsui Trust Bank Ltd. 144A 1.55%, 03/25/26	275		274,623
Toyota Motor Credit Corp. 2.15%, 02/13/30	400		403,124
			1,873,301
Luxembourg: 0.9%
Bank of China Ltd. Reg S 1.40%, 04/28/26	200		197,923
European Investment Bank 1.62%, 05/13/31 †	700		702,188
			900,111
Mauritius: 0.9%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	200		201,812
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	150		152,723
Cliffton Ltd. 144A 6.25%, 10/25/25	200		198,345
India Cleantech Energy 144A 4.70%, 08/10/26	150		151,294
India Green Power Holdings 144A 4.00%, 02/22/27	200		201,250
			905,424
Mexico: 0.4%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	400		377,826
Netherlands: 4.6%
Cooperatieve Rabobank UA 144A
	Par (000’s	)	Value
Netherlands (continued)
1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26 †	$450		$440,886
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	550		537,086
Greenko Dutch BV 144A 3.85%, 03/29/26	591		597,590
ING Groep NV 144A
1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450		447,556
4.62%, 01/06/26	650		728,629
Nederlandse Financierings- Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	200		209,143
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	300		284,678
2.38%, 03/24/26	750		788,309
NXP BV / NXP Funding LLC / NXP USA, Inc. 144A 2.50%, 05/11/31	550		547,098
			4,580,975
Norway: 0.8%
Kommunalbanken AS 144A
0.50%, 10/21/24	300		296,370
2.12%, 02/11/25	475		493,025
			789,395
Philippines: 0.2%
Bank of the Philippine Islands Reg S 2.50%, 09/10/24	200		207,821
Portugal: 0.4%
EDP Finance BV 144A 1.71%, 01/24/28	400		390,319
Qatar: 0.4%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	400		400,740
Saudi Arabia: 0.5%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	200		199,014
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300		302,182
			501,196
Singapore: 1.4%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	298		305,938
DBS Group Holdings Ltd. 144A 0.74% (ICE LIBOR USD 3 Month+0.62%), 07/25/22	250		250,947
Greenko Investment Co. 144A

See Notes to Financial Statements

36

	Par (000’s	)	Value
Singapore (continued)
4.88%, 08/16/23 †	$200		$202,125
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	400		422,841
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	210		234,627
			1,416,478
South Korea: 2.6%
Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22	150		151,769
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300		293,624
Incheon International Airport Corp. Reg S 1.25%, 05/04/26	200		196,967
Kia Corp. 144A 1.75%, 10/16/26	400		397,198
Korea Electric Power Corp. 144A 2.50%, 06/24/24	350		364,786
Korea Water Resources Corp. Reg S 3.88%, 05/15/23	200		209,732
LG Chem Ltd. 144A
1.38%, 07/07/26	200		196,134
2.38%, 07/07/31	225		221,036
3.25%, 10/15/24	250		265,104
3.62%, 04/15/29	250		273,405
			2,569,755
Spain: 1.1%
Avangrid, Inc.
3.20%, 04/15/25	531		562,065
3.80%, 06/01/29	450		500,310
			1,062,375
Supranational: 9.0%
Asian Development Bank
1.75%, 08/14/26	275		281,929
2.12%, 03/19/25	400		416,823
2.38%, 08/10/27	300		317,220
3.12%, 09/26/28	450		499,277
Central American Bank for Economic Integration Reg S 0.97% (ICE LIBOR USD 3 Month+0.85%), 11/15/24	200		201,423
European Bank for Reconstruction & Development
1.50%, 02/13/25	500		509,684
1.62%, 09/27/24	500		511,986
European Investment Bank
0.75%, 09/23/30	600		560,311
1.62%, 10/09/29 †	830		834,991
2.12%, 04/13/26	800		835,102
2.38%, 05/24/27	700		740,111
2.50%, 10/15/24 †	450		472,600
	Par (000’s	)	Value
Supranational (continued)
European Investment Bank 144A 2.88%, 06/13/25	$750		$801,970
International Bank for Reconstruction & Development
2.12%, 03/03/25	430		447,103
3.12%, 11/20/25	375		405,882
International Finance Corp.
2.00%, 10/24/22	270		274,604
2.12%, 04/07/26	794		828,168
			8,939,184
Sweden: 1.0%
Kommuninvest I Sverige AB 144A
0.38%, 06/19/24	500		494,981
1.62%, 04/24/23	500		508,914
			1,003,895
United Arab Emirates: 0.9%
First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	200		202,159
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200		216,528
4.64%, 05/14/29	400		451,000
			869,687
United Kingdom: 1.0%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200		204,000
NatWest Group Plc 2.36% (US Treasury Yield Curve Rate T 1 Year+2.15%), 05/22/24	300		306,951
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		289,696
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		215,488
			1,016,135
United States: 30.6%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 01/07/25	200		207,544
AES Corp.
1.38%, 01/15/26	450		440,458
2.45%, 01/15/31	455		445,795
Agricultural Bank of China Ltd. Reg S 1.25%, 01/19/26	200		197,071
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		337,410
3.80%, 04/15/26	300		328,383
Apple, Inc.
2.85%, 02/23/23	125		128,479
3.00%, 06/20/27	1,100		1,187,818

See Notes to Financial Statements

37

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25%, 09/01/28 †	$400		$392,000
4.00%, 09/01/29 †	475		472,934
Arizona Public Service Co. 2.65%, 09/15/50	200		187,069
Boston Properties LP
2.55%, 04/01/32	450		448,468
3.40%, 06/21/29	475		509,613
4.50%, 12/01/28	400		457,238
Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	750		761,219
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	500		495,638
4.75%, 03/15/28	425		450,181
Dana, Inc. 4.25%, 09/01/30 †	200		202,640
Deutsche Bank AG 1.69%, 03/19/26	500		498,993
DTE Electric Co.
1.90%, 04/01/28	250		250,578
3.25%, 04/01/51	200		220,422
3.95%, 03/01/49	290		350,137
Duke Energy Carolinas LLC
3.35%, 05/15/22	50		50,830
3.95%, 11/15/28	300		339,280
Duke Energy Florida LLC 2.50%, 12/01/29	350		361,409
Duke Energy Progress LLC 3.45%, 03/15/29	400		438,181
Duke Realty LP
1.75%, 02/01/31	200		190,417
2.88%, 11/15/29	225		235,929
Equinix, Inc.
1.00%, 09/15/25 †	375		367,734
1.55%, 03/15/28	200		194,004
2.50%, 05/15/31	550		550,514
ERP Operating LP 4.15%, 12/01/28	200		226,503
Evergy Kansas Central, Inc. 2.55%, 07/01/26	200		208,455
Federal Realty Investment Trust 1.25%, 02/15/26	200		197,908
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25	400		417,080
Healthpeak Properties, Inc. 1.35%, 02/01/27	200		196,156
Host Hotels & Resorts LP 3.38%, 12/15/29	350		358,751
Interstate Power & Light Co.
3.50%, 09/30/49	150		168,038
4.10%, 09/26/28	250		282,541
	Par (000’s	)	Value
United States (continued)
Interstate Power and Light Co. 3.60%, 04/01/29	$150		$165,164
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	300		288,250
JPMorgan Chase & Co. 0.65% (United States Secured Overnight Financing Rate+0.60%), 09/16/24	525		523,874
Kaiser Foundation Hospitals
2.81%, 06/01/41	600		608,990
3.15%, 05/01/27	280		300,738
Kilroy Realty LP
2.50%, 11/15/32	50		49,039
4.75%, 12/15/28	350		403,676
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		201,254
Massachusetts Institute of Technology 3.96%, 07/01/38	200		237,670
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25 †	350		345,824
MidAmerican Energy Co.
2.70%, 08/01/52	200		197,531
3.10%, 05/01/27	225		242,311
3.15%, 04/15/50	200		214,061
3.65%, 04/15/29	500		556,381
3.65%, 08/01/48	350		401,709
3.95%, 08/01/47	300		360,557
4.25%, 07/15/49	525		660,969
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	725		717,024
Northern States Power Co.
2.60%, 06/01/51	250		244,311
2.90%, 03/01/50	250		258,480
3.20%, 04/01/52	200		217,809
NSTAR Electric Co. 3.25%, 05/15/29	325		354,234
Owens Corning 3.95%, 08/15/29	225		251,228
PacifiCorp 2.90%, 06/15/52	200		199,233
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	350		362,687
Piedmont Operating Partnership LP 3.15%, 08/15/30	150		153,312
PNC Financial Services Group, Inc. 2.20%, 11/01/24	310		322,117
Prologis LP 1.25%, 10/15/30	375		349,717

See Notes to Financial Statements

38

	Par (000’s	)	Value
United States (continued)
Public Service Co. of Colorado
3.20%, 03/01/50	$250		$269,144
3.70%, 06/15/28 †	450		500,164
4.10%, 06/15/48	460		566,067
Public Service Co. of Oklahoma
2.20%, 08/15/31	250		246,374
3.15%, 08/15/51	150		154,263
Regency Centers LP 3.75%, 06/15/24	125		132,887
Renewable Energy Group, Inc. 144A 5.88%, 06/01/28	300		315,750
Seattle Children’s Hospital 2.72%, 10/01/50 †	150		149,281
SK Battery America, Inc. Reg S
1.62%, 01/26/24	250		249,077
2.12%, 01/26/26	200		195,930
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	500		516,673
Southern Power Co. 4.15%, 12/01/25	700		769,154
Southwestern Public Service Co. 3.15%, 05/01/50	100		105,881
Sunnova Energy Corp. 144A 5.88%, 09/01/26	200		203,250
Toyota Auto Receivables Owner 0.26%, 11/17/25	204		202,479
UDR, Inc. 1.90%, 03/15/33	175		162,724
Union Electric Co. 2.62%, 03/15/51	275		269,936
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200		204,097
Verizon Communications, Inc.
1.50%, 09/18/30	300		281,763
2.85%, 09/03/41	400		391,753
3.88%, 02/08/29	725		808,391
Vornado Realty LP
2.15%, 06/01/26 †	200		201,532
3.40%, 06/01/31	150		154,048
Welltower, Inc. 2.70%, 02/15/27	250		260,912
Wisconsin Power and Light Co. 1.95%, 09/16/31	200		195,509
			30,449,007
Total Corporate Bonds (Cost: $86,038,607)			85,085,068

GOVERNMENT OBLIGATIONS: 13.3%
Brazil: 0.3%
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	250		269,149
	Par (000’s	)	Value
Chile: 1.9%
Chile Government International Bond
2.55%, 01/27/32	$750		$741,802
3.50%, 01/25/50	1,150		1,172,724
			1,914,526
China: 0.2%
China Development Bank Reg S 2.75%, 11/16/22	200		204,135
Egypt: 0.4%
Egypt Government International Bond 144A 5.25%, 10/06/25	200		201,496
Egypt Government International Bond Reg S 5.25%, 10/06/25	200		201,496
			402,992
Hong Kong: 1.8%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	600		583,376
1.38%, 02/02/31	500		481,731
2.38%, 02/02/51	200		190,133
2.50%, 05/28/24	450		469,685
			1,724,925
Pakistan: 0.2%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		196,750
South Korea: 1.6%
Export-Import Bank of Korea 144A 1.75%, 10/19/28	250		249,629
Export-Import Bank of Korea Reg S 0.87% (ICE LIBOR USD 3 Month+0.74%), 03/22/23	200		201,610
Korea Development Bank
0.40%, 06/19/24	350		346,671
0.85% (ICE LIBOR USD 3 Month+0.72%), 07/06/22	300		301,238
Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	300		315,541
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200		204,630
			1,619,319
United States: 6.9%
City of San Francisco CA Public Utilities Commission Water Revenue
2.83%, 11/01/41	100		100,947
3.30%, 11/01/39	100		107,174
3.47%, 11/01/43	250		266,049
Commonwealth of Massachusetts 3.28%, 06/01/46	150		165,599

See Notes to Financial Statements

39

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
District of Columbia Water & Sewer Authority 4.81%, 10/01/14	$170		$254,691
Fannie Mae-Aces
2.44%, 10/25/29	37		39,411
2.52%, 08/25/29	614		651,826
2.55%, 07/25/24	188		194,477
2.78%, 02/25/27	321		342,272
2.90%, 01/25/28	415		446,931
2.94%, 06/25/29	10		10,891
2.96%, 09/25/27	275		296,026
3.06%, 03/25/28	879		955,416
3.09%, 02/25/30	388		426,809
3.14%, 11/25/27	15		15,863
3.32%, 06/25/28	350		386,424
3.55%, 09/25/28	1,165		1,310,630
3.69%, 09/25/30	115		132,629
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		29,179
2.88%, 04/25/26	285		303,117
Metropolitan Transportation Authority 5.17%, 11/15/49	300		411,055
			6,847,416
Total Government Obligations (Cost: $13,214,048)			13,179,212

	Number of Shares
PREFERRED SECURITIES: 0.2% (Cost: $173,320)
Canada: 0.2%
Brookfield Finance, Inc., 4.62%,10/16/80 †	7,000		178,010
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $99,425,975)			98,442,290

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $1,539,910)
Money Market Fund: 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	1,539,910		1,539,910
Total Investments: 100.5% (Cost: $100,965,885)			99,982,200
Liabilities in excess of other assets: (0.5)%			(523,975)
NET ASSETS: 100.0%			$99,458,225

Definitions:

USD	United States Dollar

See Notes to Financial Statements

40

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,729,642.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $29,299,988, or 29.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Academic & Educational Services	0.2%	$237,670
Basic Materials	3.8	3,765,393
Consumer Cyclicals	1.2	1,144,691
Consumer Non-Cyclicals	0.4	377,826
Energy	1.6	1,608,082
Financials	39.7	39,103,358
Government Activity	9.0	8,810,092
Healthcare	1.1	1,059,010
Industrials	3.6	3,488,233
Mortgage Securities	5.6	5,541,902
Real Estate	8.4	8,281,639
Technology	3.4	3,345,302
Utilities	22.0	21,679,092
	100.0%	$98,442,290

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$85,085,068	$—	$85,085,068
Government Obligations *	—	13,179,212	—	13,179,212
Preferred Securities *	178,010	—	—	178,010
Money Market Fund	1,539,910	—	—	1,539,910
Total Investments	$1,717,920	$98,264,280	$—	$99,982,200

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

41

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 97.7%
Argentina: 0.8%
Arcor SAIC 144A 6.00%, 07/06/23	USD	50		$48,795
MercadoLibre, Inc. 3.12%, 01/14/31	USD	100		94,505
Pampa Energia SA 144A
7.38%, 07/21/23	USD	50		48,027
7.50%, 01/24/27	USD	50		44,359
9.12%, 04/15/29	USD	50		45,713
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	35		39,373
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	75		69,877
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	35		32,179
YPF SA 144A
2.50%, 06/30/29 (s)	USD	75		50,493
4.00%, 02/12/26 (s)	USD	75		64,685
6.95%, 07/21/27	USD	100		72,708
7.00%, 12/15/47	USD	75		49,332
8.50%, 03/23/25	USD	22		19,891
8.50%, 07/28/25	USD	150		121,614
8.75%, 04/04/24	USD	75		67,806
				869,357
Australia: 0.4%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	150		152,063
4.50%, 09/15/27	USD	25		26,156
5.12%, 05/15/24 †	USD	75		80,040
Mineral Resources Ltd. 144A 8.12%, 05/01/27	USD	100		108,087
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	USD	50		51,156
				417,502
Austria: 0.3%
ams AG 144A 7.00%, 07/31/25	USD	100		106,000
Novomatic AG 1.62%, 09/20/23	EUR	50		57,272
Wienerberger AG Reg S 2.75%, 06/04/25	EUR	100		123,302
				286,574
Azerbaijan: 0.2%
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	USD	200		245,337
Bahamas: 0.2%
Akelius Residential Property AB Reg S 3.88% (EUR Swap Annual 5 Year+3.49%), 10/05/78	EUR	175		212,397
Belgium: 0.5%
La Financiere Atalian SASU Reg S 4.00%, 05/15/24	EUR	150		171,369
		Par (000’s	)	Value
Belgium (continued)
Ontex Group NV Reg S 3.50%, 07/15/26	EUR	100		$110,893
Solvay Finance SACA Reg S 5.42% (EUR Swap Annual 5 Year+3.70%), 11/29/49 (o)	EUR	150		189,189
Weatherford International Ltd. 144A 8.62%, 04/30/30	USD	125		128,573
				600,024
Bermuda: 0.4%
Digicel Group Holdings Ltd. 10.00%, 04/01/24	USD	53		53,987
Digicel Group Holdings Ltd. 144A
6.75%, 03/01/23	USD	50		48,446
8.00%, 04/01/25	USD	61		59,014
8.75%, 05/25/24	USD	100		103,875
Eurochem Finance DAC 144A 5.50%, 03/13/24	USD	100		107,688
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	100		107,256
				480,266
Brazil: 7.0%
Adecoagro SA 144A 6.00%, 09/21/27	USD	150		155,589
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	100		100,533
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	105		108,386
Azul Investments LLP 144A 5.88%, 10/26/24	USD	50		46,461
Banco Bradesco SA 144A
2.85%, 01/27/23	USD	100		101,251
3.20%, 01/27/25	USD	100		101,128
Banco BTG Pactual SA 144A 5.50%, 01/31/23	USD	200		207,752
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	100		104,876
4.75%, 03/20/24	USD	100		105,001
5.88%, 01/19/23	USD	150		156,752
Banco Votorantim SA 144A 4.38%, 07/29/25	USD	100		101,626
Braskem America Finance Co. 144A 7.12%, 07/22/41	USD	50		60,688
Braskem Finance Ltd. 6.45%, 02/03/24	USD	75		82,031
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	200		212,500
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	USD	100		102,251
4.50%, 01/31/30	USD	125		127,004
5.88%, 01/31/50	USD	100		106,567

See Notes to Financial Statements

42

		Par (000’s	)	Value
Brazil (continued)
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50		$55,737
BRF SA 144A 4.75%, 05/22/24	USD	200		208,752
Caixa Economica Federal 144A 3.50%, 11/07/22	USD	50		50,938
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	200		223,730
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100		98,126
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	100		103,750
Cosan SA 144A 5.50%, 09/20/29 †	USD	100		104,626
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	200		212,650
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	100		104,001
5.40%, 02/01/27	USD	125		130,911
Embraer Overseas Ltd. 144A 5.70%, 09/16/23	USD	100		105,541
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	100		110,413
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	USD	100		97,147
Gol Finance SA 144A 7.00%, 01/31/25	USD	100		90,242
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	98		96,411
Itau Unibanco Holding SA 144A 2.90%, 01/24/23	USD	125		126,681
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/24	USD	100		99,876
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 2/27/2025 (o)	USD	100		93,501
5.12%, 05/13/23	USD	200		209,796
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	200		218,000
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26	USD	100		97,776
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100		95,246
Minerva Luxembourg SA 144A 5.88%, 01/19/28	USD	75		80,063
MV24 Capital BV 144A 6.75%, 06/01/34	USD	93		96,501
Natura Cosmeticos SA 144A 4.12%, 05/03/28	USD	100		99,105
NBM US Holdings, Inc. 144A 6.62%, 08/06/29	USD	100		109,001
		Par (000’s	)	Value
Brazil (continued)
7.00%, 05/14/26	USD	100		$105,975
Nexa Resources SA 144A 6.50%, 01/18/28	USD	100		111,535
Petrobras Global Finance BV
5.09%, 01/15/30	USD	200		204,150
5.30%, 01/27/25	USD	100		108,875
5.60%, 01/03/31	USD	125		130,906
5.75%, 02/01/29	USD	75		81,431
6.00%, 01/27/28	USD	150		163,313
6.25%, 03/17/24	USD	100		109,425
6.75%, 01/27/41	USD	100		107,229
6.75%, 06/03/50	USD	75		77,054
6.85%, 06/05/15	USD	175		172,197
6.88%, 01/20/40	USD	100		108,827
6.90%, 03/19/49	USD	125		131,563
7.25%, 03/17/44	USD	125		136,679
7.38%, 01/17/27	USD	150		176,626
8.75%, 05/23/26 †	USD	50		61,488
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	200		196,252
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	163		178,066
Rumo Luxembourg Sarl 144A 5.88%, 01/18/25 †	USD	100		103,385
Ultrapar International SA 144A 5.25%, 10/06/26	USD	100		106,627
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	100		105,126
				7,775,646
British Virgin Islands: 0.3%
Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	USD	200		118,000
China SCE Group Holdings Ltd. Reg S 7.38%, 04/09/24	USD	200		174,287
Fantasia Holdings Group Co. Ltd. Reg S 10.88%, 01/09/23	USD	200		59,673
				351,960
Bulgaria: 0.1%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100		123,565
Burkina Faso: 0.0%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		24,577
Canada: 5.9%
Air Canada 4.62%, 08/15/29	CAD	125		100,633
Air Canada 144A 4.62%, 08/15/29	CAD	200		161,349
Altera Infrastructure LP/Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	USD	100		76,000

See Notes to Financial Statements

43

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	50		$50,500
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	USD	50		52,625
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	50		53,043
Baytex Energy Corp. 144A 5.62%, 06/01/24	USD	53		53,504
Bombardier, Inc. 144A
7.12%, 06/15/26	USD	175		183,750
7.50%, 12/01/24	USD	100		104,250
7.50%, 03/15/25	USD	125		128,470
7.88%, 04/15/27	USD	225		234,208
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50		40,750
3.93%, 01/15/27	CAD	50		40,328
4.30%, 03/01/24	CAD	75		62,040
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	150		156,375
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	100		104,750
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	75		61,054
Eldorado Gold Corp. 144A 6.25%, 09/01/29 †	USD	50		50,827
Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76 †	USD	100		117,763
Empire Communities Corp. 144A 7.00%, 12/15/25	USD	25		25,906
Ensign Drilling, Inc. 144A 9.25%, 04/15/24	USD	50		49,595
Ford Credit Canada Co. 2.96%, 09/16/26	CAD	75		59,303
Garda World Security Corp. 144A 9.50%, 11/01/27	USD	50		53,937
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	150		149,438
3.75%, 08/01/25	USD	50		51,510
4.38%, 08/15/29	USD	50		49,584
4.75%, 06/15/29	USD	50		50,500
5.12%, 12/15/26	USD	75		78,469
Gibson Energy, Inc.
2.85%, 07/14/27	CAD	25		20,300
3.60%, 09/17/29	CAD	75		62,840
goeasy Ltd. 144A
4.38%, 05/01/26	USD	25		25,531
5.38%, 12/01/24	USD	50		51,375
Hudbay Minerals, Inc. 144A
		Par (000’s	)	Value
Canada (continued)
4.50%, 04/01/26	USD	100		$99,875
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40		41,200
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	65		56,486
Intertape Polymer Group, Inc. 144A 4.38%, 06/15/29	USD	50		50,192
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	75		66,953
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 # (d) * ∞	USD	256		0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	50		50,779
5.25%, 12/15/27	USD	50		52,062
MEG Energy Corp. 144A
5.88%, 02/01/29	USD	50		51,500
7.12%, 02/01/27	USD	150		157,687
Mercer International, Inc. 5.12%, 02/01/29	USD	50		49,773
Methanex Corp.
4.25%, 12/01/24	USD	50		52,812
5.12%, 10/15/27	USD	50		52,813
5.25%, 12/15/29	USD	75		79,594
New Gold, Inc. 144A 7.50%, 07/15/27	USD	50		54,062
New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	65		63,131
3.88%, 01/15/28	USD	125		124,854
4.00%, 10/15/30	USD	250		242,498
4.38%, 01/15/28	USD	100		100,650
5.75%, 04/15/25	USD	25		26,000
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	50		51,736
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	50		49,413
4.88%, 06/01/24	USD	100		104,200
5.00%, 05/01/25	USD	50		52,750
5.25%, 06/01/27	USD	100		105,373
Open Text Corp. 144A
3.88%, 02/15/28	USD	100		100,875
5.88%, 06/01/26	USD	100		103,375
Parkland Corp./Canada 6.00%, 06/23/28	CAD	50		43,162
Parkland Corp./Canada 144A
4.50%, 10/01/29	USD	100		100,750
5.88%, 07/15/27	USD	125		132,188
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50		39,885

See Notes to Financial Statements

44

		Par (000’s	)	Value
Canada (continued)
Precision Drilling Corp. 144A 7.12%, 01/15/26 †	USD	100		$102,978
Quebecor Media, Inc. 5.75%, 01/15/23	USD	50		52,687
Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	USD	50		50,986
Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	USD	50		50,277
SIG Combibloc PurchaseCo Sarl Reg S 2.12%, 06/18/25	EUR	100		121,215
SNC-Lavalin Group, Inc. 3.23%, 03/02/23	CAD	50		40,908
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	50		49,788
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	100		102,395
Taseko Mines Ltd. 144A 7.00%, 02/15/26	USD	25		25,875
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	50		51,077
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	50		46,767
Terraform Global Operating LLC 144A 6.12%, 03/01/26	USD	50		51,326
Tervita Corp. 144A 11.00%, 12/01/25	USD	30		34,539
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 144A 7.75%, 04/15/26	USD	50		51,079
TransAlta Corp.
4.50%, 11/15/22	USD	25		25,531
6.50%, 03/15/40	USD	75		88,464
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	200		233,145
Vermilion Energy, Inc. 144A 5.62%, 03/15/25	USD	25		25,254
Videotron Ltd.
3.12%, 01/15/31	CAD	100		74,742
4.50%, 01/15/30	CAD	75		62,327
5.62%, 06/15/25	CAD	150		131,609
Videotron Ltd. 144A 3.62%, 06/15/28	CAD	100		80,376
Videotron Ltd. Reg S 5.75%, 01/15/26	CAD	50		41,207
				6,511,687
Cayman Islands: 0.3%
Banco do Brasil SA 144A 3.25%, 09/30/26	USD	100		98,725
North Queensland Export Terminal Pty Ltd. 144A 4.45%, 12/15/22	USD	100		96,745
		Par (000’s	)	Value
Cayman Islands (continued)
UPCB Finance VII Ltd. Reg S 3.62%, 06/15/29	EUR	100		$118,046
				313,516
Chile: 0.1%
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	50		52,187
VTR Comunicaciones SpA 144A 5.12%, 01/15/28	USD	100		103,880
				156,067
China: 4.7%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	USD	400		415,603
China Evergrande Group Reg S
7.50%, 06/28/23	USD	200		47,997
8.75%, 06/28/25	USD	400		96,503
9.50%, 03/29/24	USD	300		73,500
CIFI Holdings Group Co. Ltd. Reg S
6.00%, 07/16/25	USD	200		195,706
6.55%, 03/28/24	USD	200		197,344
Easy Tactic Ltd. Reg S 5.88%, 02/13/23	USD	200		125,817
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	USD	200		198,193
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	USD	200		200,574
6.75%, 07/02/23	USD	200		199,406
Global Aircraft Leasing Co. Ltd. 144A 6.50%, 09/15/24	USD	215		208,833
Greenland Global Investment Ltd. Reg S
5.88%, 07/03/24	USD	200		135,309
6.75%, 09/26/23	USD	200		132,285
Greentown China Holdings Ltd. Reg S 5.65%, 07/13/25	USD	200		198,118
Kaisa Group Holdings Ltd. Reg S
9.38%, 06/30/24	USD	250		71,750
9.75%, 09/28/23	USD	200		61,418
10.50%, 01/15/25	USD	200		60,995
10.88%, 07/23/23	USD	200		61,750
KWG Group Holdings Ltd. Reg S 5.88%, 11/10/24	USD	350		298,203
Logan Group Co. Ltd. Reg S 5.25%, 02/23/23	USD	200		193,983
New Metro Global Ltd. Reg S 6.80%, 08/05/23	USD	200		188,203
Powerlong Real Estate Holdings Ltd. Reg S 6.25%, 08/10/24	USD	200		185,069
Scenery Journey Ltd. Reg S
13.00%, 11/06/22	USD	200		41,000
13.75%, 11/06/23	USD	200		43,998

See Notes to Financial Statements

45

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
China (continued)
Seazen Group Ltd. Reg S 6.00%, 08/12/24	USD	200		$179,012
Sunac China Holdings Ltd. Reg S
5.95%, 04/26/24	USD	200		145,109
7.00%, 07/09/25	USD	200		143,703
7.95%, 10/11/23	USD	200		155,250
Times China Holdings Ltd. Reg S 6.75%, 07/16/23	USD	200		164,343
Volvo Car AB Reg S 2.12%, 04/02/24	EUR	100		119,665
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	USD	200		190,730
Yango Justice International Ltd. Reg S 9.25%, 04/15/23	USD	200		52,013
Yuzhou Group Holdings Co. Ltd. Reg S
6.00%, 10/25/23	USD	300		160,225
7.38%, 01/13/26	USD	200		92,084
Zhenro Properties Group Ltd. Reg S 6.63%, 01/07/26	USD	200		140,542
				5,174,233
Colombia: 2.0%
Banco de Bogota SA 144A
5.38%, 02/19/23	USD	100		104,065
6.25%, 05/12/26	USD	100		109,376
Cable Onda SA 144A 4.50%, 01/30/30	USD	100		103,862
Ecopetrol SA
4.12%, 01/16/25	USD	100		103,583
5.38%, 06/26/26	USD	125		135,325
5.88%, 09/18/23	USD	150		161,303
5.88%, 05/28/45 †	USD	175		177,441
6.88%, 04/29/30	USD	175		202,372
7.38%, 09/18/43	USD	75		87,086
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	USD	125		121,775
4.38%, 02/15/31	USD	75		72,769
Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	USD	50		46,341
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100		97,875
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	USD	100		108,176
Millicom International Cellular SA 144A
5.12%, 01/15/28	USD	54		56,417
6.25%, 03/25/29	USD	90		97,987
Oleoducto Central SA 144A 4.00%, 07/14/27	USD	100		102,428
Orazul Energy Egenor SCA 144A 5.62%, 04/28/27	USD	100		99,476
		Par (000’s	)	Value
Colombia (continued)
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	100		$103,875
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	93		95,271
				2,186,803
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	100		85,479
Curacao: 0.1%
Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^	USD	31		20,694
Trafigura Funding SA 144A 5.25%, 03/19/23	USD	11		11,224
Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 7/31/2024 (o)	EUR	34		42,686
				74,604
Cyprus: 0.5%
Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	USD	200		205,880
MHP Lux SA 144A 6.95%, 04/03/26	USD	200		213,112
Vivion Investments Sarl Reg S 3.00%, 08/08/24 †	EUR	100		111,751
				530,743
Czech Republic: 0.3%
CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 10/16/2025 (o)	EUR	100		119,787
Energo-Pro AS Reg S 4.50%, 05/04/24	EUR	100		115,817
Sazka Group AS Reg S 3.88%, 02/15/27	EUR	100		115,999
				351,603
Denmark: 0.2%
DKT Finance ApS Reg S 7.00%, 06/17/23	EUR	175		206,190
Finland: 0.8%
Ahlstrom-Munksjo Holding 3 Oy Reg S 3.62%, 02/04/28	EUR	100		115,323
Citycon Oyj Reg S 4.50% (EUR Swap Annual 5 Year+4.71%), 11/24/2024 (o)	EUR	100		118,297
Nokia Oyj
4.38%, 06/12/27	USD	150		161,443
6.62%, 05/15/39	USD	100		134,645
Nokia Oyj Reg S 2.00%, 03/15/24	EUR	100		119,840
Teollisuuden Voima Oyj Reg S 2.12%, 02/04/25	EUR	175		210,654
				860,202

See Notes to Financial Statements

46

		Par (000’s	)	Value
France: 6.9%
Accor SA Reg S
2.50%, 01/25/24	EUR	100		$120,257
2.62% (EUR Swap Annual 5 Year+3.25%), 4/30/2025 (o)	EUR	100		110,987
3.00%, 02/04/26	EUR	100		121,190
Altice France Holding SA 144A 6.00%, 02/15/28	USD	75		71,376
Altice France SA 144A
5.12%, 07/15/29	USD	200		195,036
5.50%, 10/15/29	USD	175		171,757
Altice France SA Reg S
2.50%, 01/15/25	EUR	100		113,643
4.12%, 01/15/29	EUR	100		114,182
5.88%, 02/01/27	EUR	100		121,171
Banijay Entertainment SASU 144A 5.38%, 03/01/25	USD	100		103,000
CAB SELAS Reg S 3.38%, 02/01/28	EUR	100		115,285
Casino Guichard Perrachon 4.05%, 08/05/26	EUR	100		107,334
Casino Guichard Perrachon SA Reg S 4.50%, 03/07/24	EUR	100		113,282
CGG SA 144A 8.75%, 04/01/27 †	USD	100		98,617
Constellium SE 144A 3.75%, 04/15/29	USD	100		96,830
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100		117,745
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 1/22/2024 (o)	USD	250		266,000
Electricite de France SA Reg S
3.00% (EUR Swap Annual 5 Year+3.20%), 12/3/2028 (o)	EUR	200		238,439
3.38% (EUR Swap Annual 5 Year+4.00%), 6/15/2030 (o)	EUR	200		241,115
4.00% (EUR Swap Annual 6 Year+3.44%), 7/4/2024 (o)	EUR	200		246,285
5.00% (EUR Swap Annual 12 Year+3.04%), 1/22/2026 (o)	EUR	100		128,887
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/49 (o)	EUR	200		256,646
Elis SA Reg S 1.62%, 04/03/28	EUR	100		114,997
Faurecia SE Reg S
2.62%, 06/15/25	EUR	100		117,214
3.12%, 06/15/26	EUR	100		118,089
3.75%, 06/15/28	EUR	100		120,124
Fnac Darty SA Reg S 1.88%, 05/30/24	EUR	125		145,713
Getlink SE Reg S 3.50%, 10/30/25	EUR	100		118,872
Iliad Holding SAS 144A
6.50%, 10/15/26	USD	100		103,167
7.00%, 10/15/28	USD	100		103,204
		Par (000’s	)	Value
France (continued)
La Poste SA Reg S 3.12% (EUR Swap Annual 5 Year+2.44%), 1/29/2026 (o)	EUR	100		$121,297
Loxam SAS Reg S
2.88%, 04/15/26	EUR	100		114,075
3.25%, 01/14/25	EUR	100		116,017
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100		114,701
Orano SA 4.88%, 09/23/24	EUR	150		194,098
Orano SA Reg S 3.12%, 03/20/23	EUR	100		119,669
Paprec Holding SA Reg S 4.00%, 03/31/25	EUR	100		117,433
Parts Europe SA Reg S 6.50%, 07/16/25	EUR	100		120,585
Picard Groupe SAS Reg S 3.88%, 07/01/26	EUR	100		116,288
Quatrim SASU Reg S 5.88%, 01/15/24	EUR	100		119,123
RCI Banque SA Reg S 2.62% (EUR Swap Annual 5 Year+2.85%), 02/18/30	EUR	100		116,429
Renault SA Reg S
1.00%, 03/08/23	EUR	50		58,429
1.00%, 04/18/24	EUR	100		116,159
1.00%, 11/28/25	EUR	100		115,495
1.25%, 06/24/25	EUR	100		114,418
2.00%, 09/28/26	EUR	100		115,325
2.38%, 05/25/26	EUR	100		117,564
Rexel SA Reg S 2.75%, 06/15/26	EUR	100		117,899
Rubis Terminal Infra SAS Reg S 5.62%, 05/15/25	EUR	100		120,384
SPCM SA Reg S 2.62%, 02/01/29	EUR	100		117,252
SPIE SA Reg S 2.62%, 06/18/26	EUR	100		120,232
Tereos Finance Groupe I SA Reg S 4.12%, 06/16/23	EUR	100		117,935
Valeo Reg S
1.00%, 08/03/28	EUR	100		111,400
1.62%, 03/18/26	EUR	100		119,311
3.25%, 01/22/24	EUR	100		123,535
Vallourec SA Reg S 8.50%, 06/30/26	EUR	100		120,209
Veolia Environnement SA Reg S 2.25% (EUR Swap Annual 5 Year+2.71%), 9/20/2025 (o)	EUR	100		118,570
2.50% (EUR Swap Annual 5 Year+2.84%), 9/20/2028 (o)	EUR	100		116,004
Verallia SA Reg S 1.62%, 05/14/28	EUR	100		118,485
				7,638,765
Germany: 6.1%
Adler Group SA Reg S 2.75%, 11/13/26	EUR	100		104,013

See Notes to Financial Statements

47

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Germany (continued)
3.25%, 08/05/25	EUR	100		$107,451
Adler Real Estate AG Reg S 1.88%, 04/27/23	EUR	100		110,648
Bayer AG Reg S
2.38% (EUR Swap Annual 5 Year+2.65%), 11/12/79	EUR	100		115,739
3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100		117,925
3.75% (EUR Swap Annual 5 Year+2.55%), 07/01/74	EUR	100		120,818
Bertelsmann SE & Co. KGaA Reg S 3.00% (EUR Swap Annual 5 Year+2.64%), 04/23/75	EUR	100		119,329
Ceconomy AG Reg S 1.75%, 06/24/26	EUR	100		113,606
Cheplapharm Arzneimittel GmbH Reg S
3.50%, 02/11/27	EUR	100		115,903
4.38%, 01/15/28	EUR	100		119,188
Commerzbank AG 144A 8.12%, 09/19/23 †	USD	50		56,034
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	75		96,026
4.00%, 03/30/27	EUR	100		129,755
4.00% (EUR Swap Annual 5 Year+4.35%), 12/05/30	EUR	100		125,631
CT Investment GmbH Reg S 5.50%, 04/15/26	EUR	100		117,831
Deutsche Bank AG
3.73% (United States Secured Overnight Financing Rate+2.76%), 01/14/32	USD	140		143,625
4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	USD	150		155,466
4.50%, 04/01/25	USD	150		160,999
4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	USD	125		135,892
5.88% (United States Secured Overnight Financing Rate+5.44%), 07/08/31	USD	25		29,396
Deutsche Bank AG Reg S 2.75%, 02/17/25	EUR	125		152,522
5.62% (EUR Swap Annual 5 Year+6.00%), 05/19/31	EUR	100		136,062
Deutsche Lufthansa AG 0.25%, 09/06/24	EUR	200		226,161
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100		117,921
3.75%, 02/11/28	EUR	100		119,682
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100		115,350
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	150		212,805
Evonik Industries AG Reg S
		Par (000’s	)	Value
Germany (continued)
1.38% (EUR Swap Annual 5 Year+1.84%), 09/02/81	EUR	100		$115,794
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100		119,021
IHO Verwaltungs GmbH 144A 4.75%, 09/15/26	USD	200		204,996
IHO Verwaltungs GmbH Reg S 3.62%, 05/15/25	EUR	100		117,605
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 1/1/2028 (o)	EUR	100		126,805
K+S AG Reg S 3.25%, 07/18/24	EUR	100		119,340
Kirk Beauty SUN GmbH Reg S 8.25%, 10/01/26	EUR	105		116,049
Lanxess AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	EUR	100		122,381
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		112,530
Mercer International, Inc. 5.50%, 01/15/26	USD	41		41,564
Novelis Sheet Ingot GmbH Reg S 3.38%, 04/15/29	EUR	100		118,300
ProGroup AG Reg S 3.00%, 03/31/26 †	EUR	130		151,123
Renk AG/Frankfurt am Main Reg S 5.75%, 07/15/25	EUR	100		120,180
RWE AG Reg S 6.62% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	USD	100		115,501
Schaeffler AG Reg S
1.88%, 03/26/24	EUR	100		118,500
2.88%, 03/26/27	EUR	50		62,361
3.38%, 10/12/28	EUR	100		128,035
Tele Columbus AG Reg S 3.88%, 05/02/25	EUR	100		115,250
thyssenkrupp AG Reg S
1.88%, 03/06/23	EUR	100		116,178
2.50%, 02/25/25	EUR	100		117,145
2.88%, 02/22/24	EUR	100		117,686
WEPA Hygieneprodukte GmbH Reg S 2.88%, 12/15/27	EUR	100		110,528
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100		116,230
3.00%, 10/23/29	EUR	100		119,671
ZF Finance GmbH Reg S
3.00%, 09/21/25	EUR	100		121,450
3.75%, 09/21/28	EUR	100		125,172
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	175		188,563
ZF North America Capital, Inc. Reg S

See Notes to Financial Statements

48

		Par (000’s	)	Value
Germany (continued)
2.75%, 04/27/23	EUR	100		$119,407
				6,753,143
Ghana: 0.2%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	USD	100		99,916
Tullow Oil Plc 144A 7.00%, 03/01/25 †	USD	100		87,655
				187,571
Greece: 0.9%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100		117,987
Crystal Almond Sarl Reg S 4.25%, 10/15/24	EUR	100		118,261
Ellaktor Value Plc Reg S 6.38%, 12/15/24	EUR	100		112,669
Eurobank SA Reg S 2.00% (EUR Swap Annual 1 Year+2.40%), 05/05/27	EUR	100		111,794
Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	EUR	200		193,936
Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	EUR	100		118,707
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100		116,785
Public Power Corp. SA Reg S 3.88%, 03/30/26	EUR	100		119,562
				1,009,701
Guatemala: 0.2%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/26 †	USD	100		100,295
Central American Bottling Corp. 144A 5.75%, 01/31/27	USD	100		103,760
				204,055
Hong Kong: 1.3%
Agile Group Holdings Ltd. Reg S
6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 3/7/2023 (o)	USD	200		128,782
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/4/2023 (o)	USD	200		122,118
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/2025 (o)	USD	250		261,578
Champion Path Holdings Ltd. Reg S 4.85%, 01/27/28	USD	200		197,238
		Par (000’s	)	Value
Hong Kong (continued)
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	100		$99,025
5.38%, 12/04/29 †	USD	100		98,500
5.62%, 07/17/27 †	USD	100		100,275
5.75%, 07/21/28	USD	100		99,750
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200		176,775
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	100		90,685
6.50%, 01/15/28 †	USD	100		96,304
				1,471,030
Hungary: 0.1%
OTP Bank Nyrt Reg S 2.88% (EUR Swap Annual 5 Year+3.20%), 07/15/29	EUR	100		120,323
India: 2.3%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	USD	250		273,442
Canara Bank Reg S 3.88%, 03/28/24	USD	200		208,480
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		99,286
GMR Hyderabad International Airport Ltd. 144A 4.75%, 02/02/26 †	USD	200		202,058
Jaguar Land Rover Automotive Plc Reg S
2.20%, 01/15/24	EUR	100		113,945
3.88%, 03/01/23	GBP	125		172,761
6.88%, 11/15/26	EUR	100		129,229
JSW Steel Ltd. Reg S 5.95%, 04/18/24	USD	200		212,131
Muthoot Finance Ltd. 144A 4.40%, 09/02/23	USD	100		101,963
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	USD	100		105,875
ReNew Power Synthetic 144A 6.67%, 03/12/24	USD	100		104,849
Shriram Transport Finance Co. Ltd. 144A 4.40%, 03/13/24	USD	200		201,050
Tata Motors Ltd. Reg S 5.75%, 10/30/24	USD	200		212,781
Vedanta Resources Finance II Plc 144A
9.25%, 04/23/26	USD	100		96,427
13.88%, 01/21/24	USD	100		109,040
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	USD	150		136,865
				2,480,182
Indonesia: 0.8%
Adaro Indonesia PT 144A

See Notes to Financial Statements

49

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Indonesia (continued)
4.25%, 10/31/24 †	USD	100		$102,509
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	USD	150		1,931
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	USD	200		204,850
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100		101,675
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	USD	200		208,881
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	USD	100		97,364
Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	USD	200		200,081
				917,291
Ireland: 1.0%
AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	USD	150		161,101
AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	EUR	100		118,026
Bank of Ireland Group Plc Reg S 1.38% (EUR Swap Annual 5 Year+1.65%), 08/11/31	EUR	100		114,418
C&W Senior Financing DAC 144A 6.88%, 09/15/27	USD	200		211,000
Cimpress Plc 144A 7.00%, 06/15/26	USD	100		104,000
Permanent TSB Group Holdings Plc Reg S 2.12% (EUR Swap Annual 1 Year+2.55%), 09/26/24	EUR	100		117,952
Uralkali OJSC Via Uralkali Finance DAC 144A 4.00%, 10/22/24	USD	100		103,836
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	100		137,812
				1,068,145
Israel: 1.9%
Leviathan Bond Ltd. 144A Reg S
5.75%, 06/30/23	USD	50		52,013
6.12%, 06/30/25	USD	50		54,093
6.50%, 06/30/27	USD	50		54,750
6.75%, 06/30/30	USD	50		55,094
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	USD	100		100,875
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	USD	125		133,951
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100		124,577
		Par (000’s	)	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands II BV Reg S
1.12%, 10/15/24	EUR	100		$111,703
1.25%, 03/31/23	EUR	100		115,426
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	300		302,565
3.15%, 10/01/26	USD	350		330,313
4.10%, 10/01/46	USD	225		185,923
6.00%, 04/15/24	USD	150		157,500
6.75%, 03/01/28 †	USD	150		164,437
7.12%, 01/31/25	USD	150		161,204
				2,104,424
Italy: 7.7%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/2025 (o)	EUR	200		237,016
Assicurazioni Generali SpA Reg S
4.60% (Euribor 3 Month ACT/360+4.50%), 11/30/49 (o)	EUR	125		160,124
6.27% (ICE LIBOR GBP 3 Month+2.35%), 06/29/49 (o)	GBP	50		78,369
Atlantia SpA Reg S
1.62%, 02/03/25	EUR	100		118,854
1.88%, 07/13/27	EUR	100		120,126
1.88%, 02/12/28	EUR	100		119,958
Autostrade per l’Italia SpA
1.62%, 06/12/23	EUR	100		117,804
5.88%, 06/09/24	EUR	100		131,767
Autostrade per l’Italia SpA Reg S
1.75%, 06/26/26	EUR	100		119,849
1.75%, 02/01/27	EUR	125		149,902
1.88%, 09/26/29	EUR	100		120,675
2.00%, 12/04/28	EUR	100		121,647
4.38%, 09/16/25	EUR	50		65,840
Azzurra Aeroporti SpA Reg S 2.12%, 05/30/24	EUR	100		118,161
Banca Monte dei Paschi di Siena SpA Reg S
3.62%, 09/24/24	EUR	150		178,758
5.38% (EUR Swap Annual 5 Year+5.00%), 01/18/28	EUR	100		84,772
Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	EUR	100		120,511
Banco BPM SpA Reg S
1.75%, 04/24/23	EUR	100		118,264
1.75%, 01/28/25	EUR	100		118,984
2.50%, 06/21/24	EUR	100		121,389
5.00% (EUR Swap Annual 5 Year+5.42%), 09/14/30	EUR	100		125,862
BPER Banca Reg S 1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100		115,485
Esselunga SpA Reg S 0.88%, 10/25/23	EUR	100		117,228

See Notes to Financial Statements

50

		Par (000’s	)	Value
Italy (continued)
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100		$115,180
Infrastrutture Wireless Italiane SpA Reg S
1.62%, 10/21/28	EUR	100		116,664
1.88%, 07/08/26	EUR	100		119,595
International Design Group SPA Reg S 6.50%, 11/15/25	EUR	100		119,457
Intesa Sanpaolo SpA 144A
4.95%, 06/01/42	USD	50		51,703
5.02%, 06/26/24	USD	125		134,079
5.71%, 01/15/26	USD	75		83,413
Intesa Sanpaolo SpA Reg S
2.85%, 04/23/25	EUR	100		122,863
3.93%, 09/15/26	EUR	100		128,479
5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	EUR	100		128,380
6.62%, 09/13/23	EUR	200		257,641
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/31/49 (o)	EUR	100		125,918
Leonardo SpA 4.88%, 03/24/25	EUR	50		65,451
Leonardo SpA Reg S 1.50%, 06/07/24	EUR	100		118,101
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 3/24/2029 (o)	EUR	100		112,707
SACE SPA Reg S 3.88% (EUR Swap Annual 10 Year+3.19%), 02/10/49 (o)	EUR	100		119,703
Saipem Finance International BV Reg S 3.75%, 09/08/23	EUR	150		181,395
Societa Cattolica Di Assicurazione SPA Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	EUR	100		130,480
Telecom Italia Finance SA 7.75%, 01/24/33	EUR	100		164,358
Telecom Italia SpA/Milano
5.25%, 03/17/55	EUR	100		133,923
5.88%, 05/19/23	GBP	100		145,533
Telecom Italia SpA/Milano 144A 5.30%, 05/30/24	USD	100		106,625
Telecom Italia SpA/Milano Reg S
1.62%, 01/18/29	EUR	100		110,124
2.38%, 10/12/27	EUR	100		117,021
2.50%, 07/19/23	EUR	100		119,703
2.75%, 04/15/25	EUR	100		120,496
2.88%, 01/28/26	EUR	200		242,086
3.00%, 09/30/25	EUR	100		121,635
3.25%, 01/16/23	EUR	100		119,713
3.62%, 05/25/26	EUR	150		189,783
4.00%, 04/11/24	EUR	200		245,762
UniCredit SpA 144A
		Par (000’s)	Value
Italy (continued)
5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	100	$109,474
UniCredit SpA Reg S 2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	EUR	200	232,968
2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200	235,644
6.95%, 10/31/22	EUR	300	370,316
Unipol Gruppo SpA Reg S 3.00%, 03/18/25	EUR	200	251,012
UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 12/31/49 (o)	EUR	100	125,965
Webuild SpA Reg S 1.75%, 10/26/24	EUR	100	116,057
			8,490,752
Japan: 1.9%
Rakuten Group, Inc. 144A
5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 4/22/2026 (o)	USD	150	150,900
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 4/22/2031 (o)	USD	150	158,257
SoftBank Group Corp. Reg S
3.12%, 09/19/25	EUR	100	116,310
4.00%, 04/20/23	EUR	100	118,730
4.00%, 09/19/29	EUR	100	115,910
4.75%, 09/19/24	USD	200	206,525
4.75%, 07/30/25	EUR	100	122,797
5.00%, 04/15/28	EUR	100	122,572
5.12%, 09/19/27	USD	200	204,496
6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 7/19/2023 (o)	USD	250	250,312
6.25%, 04/15/28	USD	350	375,167
6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 7/19/2027 (o)	USD	200	204,100
			2,146,076
Jersey, Channel Islands: 0.3%
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	200	205,000
eG Global Finance Plc Reg S 4.38%, 02/07/25	EUR	100	114,554
			319,554
Kazakhstan: 0.1%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	USD	100	135,692
Kuwait: 0.2%
Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	USD	200	189,940
Luxembourg: 4.9%
Adler Group SA Reg S

See Notes to Financial Statements

51

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Luxembourg (continued)
2.25%, 01/14/29	EUR	100		$99,523
AI Candelaria Spain SLU 144A 7.50%, 12/15/28	USD	75		80,813
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 6.12%, 10/15/26	USD	100		101,036
Altice Financing SA 144A 5.00%, 01/15/28	USD	250		241,218
Altice Financing SA Reg S
2.25%, 01/15/25	EUR	100		111,786
3.00%, 01/15/28	EUR	100		110,019
Altice Finco SA Reg S 4.75%, 01/15/28	EUR	100		110,190
Altice France Holding SA 144A 10.50%, 05/15/27	USD	50		54,250
Altice France Holding SA Reg S
4.00%, 02/15/28	EUR	100		108,300
8.00%, 05/15/27	EUR	100		122,828
Altice France SA 144A
5.50%, 01/15/28	USD	100		100,375
8.12%, 02/01/27	USD	300		322,875
Altice France SA Reg S 3.38%, 01/15/28	EUR	100		111,140
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	200		238,478
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	150		153,192
5.25%, 08/15/27	USD	125		124,844
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.12%, 08/15/26	EUR	175		200,176
Arena Luxembourg Finance Sarl Reg S 1.88%, 02/01/28	EUR	100		109,506
Centurion Bidco SpA Reg S 5.88%, 09/30/26	EUR	100		120,270
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100		113,995
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	USD	100		99,635
CSN Resources SA 144A 4.62%, 06/10/31	USD	100		98,475
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	USD	60		61,320
4.88%, 03/30/26	USD	60		61,153
5.38%, 03/30/28	USD	60		60,908
5.88%, 03/30/31	USD	60		60,945
Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+2.67%), 11/13/2025 (o)	EUR	100		122,575
Galaxy Bidco Ltd. Reg S 6.50%, 07/31/26	GBP	100		141,981
	Par (000’s		)	Value
Luxembourg (continued)
Herens Midco Sarl Reg S 5.25%, 05/15/29	EUR	100		$108,268
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50		49,812
Kleopatra Finco Sarl Reg S 4.25%, 03/01/26	EUR	100		111,315
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	200		195,000
Millicom International Cellular SA 144A 4.50%, 04/27/31	USD	100		102,752
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	125		118,994
Movida Europe SA 144A 5.25%, 02/08/31	USD	100		94,496
Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	EUR	200		228,317
Petrorio Luxembourg Sarl 144A 6.12%, 06/09/26	USD	100		100,875
Rossini Sarl Reg S 6.75%, 10/30/25	EUR	100		119,834
SES SA Reg S 5.62% (EUR Swap Annual 5 Year+5.40%), 12/29/49 (o)	EUR	100		125,265
Sisal Group SpA Reg S 7.00%, 07/31/23	EUR	69		79,758
Summer BC Holdco A Sarl Reg S 9.25%, 10/31/27	EUR	90		113,153
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100		121,034
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100		119,234
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	200		203,810
				5,433,723
Mauritius: 0.3%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	USD	50		50,453
HTA Group Ltd./Mauritius 144A 7.00%, 12/18/25	USD	100		104,922
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	200		213,000
				368,375
Mexico: 4.3%
Axtel SAB de CV 144A 6.38%, 11/14/24	USD	82		84,686
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	200		200,990
5.20%, 09/17/30	USD	100		108,404
5.45%, 11/19/29	USD	100		108,445
7.38%, 06/05/27	USD	100		110,688
Cemex SAB de CV Reg S 3.12%, 03/19/26	EUR	100		118,322

See Notes to Financial Statements

52

	Par (000’s		)	Value
Mexico (continued)
Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26	USD	100		$93,048
Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 4/17/2023 (o)	USD	50		52,087
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	100		102,875
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	100		93,742
Petróleos Mexicanos
3.50%, 01/30/23	USD	75		75,881
4.25%, 01/15/25	USD	50		50,938
4.50%, 01/23/26	USD	75		75,765
4.62%, 09/21/23	USD	50		51,563
4.88%, 01/18/24 †	USD	50		51,791
5.35%, 02/12/28	USD	125		124,934
5.50%, 06/27/44 †	USD	50		40,665
5.62%, 01/23/46	USD	50		40,751
5.95%, 01/28/31	USD	200		197,165
6.35%, 02/12/48	USD	150		128,188
6.38%, 01/23/45	USD	75		64,893
6.49%, 01/23/27	USD	100		106,440
6.50%, 03/13/27	USD	275		293,530
6.50%, 01/23/29	USD	100		104,338
6.50%, 06/02/41	USD	75		68,032
6.62%, 06/15/35	USD	150		145,588
6.62%, 06/15/38	USD	25		23,335
6.75%, 09/21/47	USD	300		265,968
6.84%, 01/23/30	USD	200		209,483
6.88%, 08/04/26	USD	150		163,912
6.95%, 01/28/60	USD	200		177,800
7.69%, 01/23/50	USD	425		406,742
Petróleos Mexicanos 144A 6.88%, 10/16/25	USD	75		82,033
Petróleos Mexicanos Reg S
2.75%, 04/21/27	EUR	100		108,540
4.75%, 02/26/29	EUR	100		114,503
4.88%, 02/21/28	EUR	100		116,766
5.50%, 02/24/25	EUR	50		63,127
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	USD	50		49,312
7.50%, 11/12/25	USD	50		52,070
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	USD	100		92,802
7.25%, 09/27/23	USD	100		97,604
				4,717,746
Morocco: 0.3%
OCP SA 144A
5.62%, 04/25/24	USD	150		162,321
6.88%, 04/25/44 †	USD	100		120,310
				282,631
Netherlands: 2.6%
Athora Netherlands NV Reg S
	Par (000’s		)	Value
Netherlands (continued)
2.25% (EUR Swap Annual 5 Year+2.60%), 07/15/31	EUR	100		$116,688
ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 6/3/2025 (o)	EUR	100		123,296
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	99		99,598
Intertrust Group BV Reg S 3.38%, 11/15/25	EUR	100		116,726
Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73	USD	125		132,731
Lincoln Financing Sarl Reg S 3.62%, 04/01/24	EUR	150		174,730
Nobel Bidco BV Reg S 3.12%, 06/15/28	EUR	100		111,529
OCI NV Reg S 3.12%, 11/01/24	EUR	200		234,902
Petrobras Global Finance BV 5.50%, 06/10/51 †	USD	150		131,928
PPF Telecom Group BV Reg S
3.12%, 03/27/26	EUR	100		123,539
3.50%, 05/20/24	EUR	100		122,945
Repsol International Finance BV Reg S 4.25% (EUR Swap Annual 5 Year+4.41%), 9/11/2028 (o)	EUR	100		125,407
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	52		60,237
Tecpetrol SA 144A 4.88%, 12/12/22	USD	55		55,006
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 2/12/2029 (o)	EUR	100		111,500
TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 3/1/2024 (o)	EUR	175		212,645
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100		101,792
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 7/20/2028 (o)	EUR	100		114,223
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50		50,666
6.00%, 01/15/27	USD	50		51,688
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	EUR	125		142,736
Ziggo BV 144A
4.88%, 01/15/30	USD	100		101,812
5.50%, 01/15/27	USD	200		205,250
Ziggo BV Reg S 4.25%, 01/15/27	EUR	80		94,941
				2,916,515
Nigeria: 0.1%
Seplat Energy Plc 144A

See Notes to Financial Statements

53

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Nigeria (continued)
7.75%, 04/01/26	USD	100		$103,150
Norway: 0.2%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100		117,981
Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 11/19/2024 (o)	EUR	100		117,027
				235,008
Oman: 0.5%
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	225		225,881
OQ SAOC 144A 5.12%, 05/06/28	USD	100		102,582
Oztel Holdings SPC Ltd. 144A 5.62%, 10/24/23	USD	200		209,081
				537,544
Panama: 0.2%
Banistmo SA 144A 4.25%, 07/31/27	USD	100		101,130
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/28	USD	100		104,768
				205,898
Peru: 0.3%
Banco Internacional del Peru SAA Interbank 144A 6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/24	USD	75		80,166
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29 †	USD	25		26,344
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100		84,940
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	USD	100		97,625
				289,075
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		99,375
Canpack SA / Eastern PA Land Investment Holding LLC Reg S 2.38%, 11/01/27	EUR	100		116,445
Synthos SA Reg S 2.50%, 06/07/28	EUR	100		111,909
				327,729
Portugal: 0.7%
Banco Comercial Portugues SA Reg S 1.12% (Euribor 3 Month ACT/360+1.55%), 02/12/27	EUR	100		112,215
3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	EUR	100		118,598
Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	EUR	100		125,457
EDP - Energias de Portugal SA Reg S
	Par (000’s		)	Value
Portugal (continued)
1.88% (EUR Swap Annual 5 Year+2.38%), 08/02/81	EUR	100		$116,089
4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	EUR	200		249,753
				722,112
Romania: 0.1%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100		114,812
Russia: 1.2%
Evraz Plc 144A 5.38%, 03/20/23	USD	200		209,871
Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/2025 (o)	USD	200		208,000
Gtlk Europe Capital DAC Reg S
4.65%, 03/10/27	USD	200		207,735
5.12%, 05/31/24	USD	200		211,320
Polyus Finance Plc 144A 5.25%, 02/07/23	USD	100		105,045
VEON Holdings BV 144A
3.38%, 11/25/27	USD	100		100,411
4.00%, 04/09/25	USD	100		103,707
4.95%, 06/16/24	USD	100		106,370
7.25%, 04/26/23	USD	100		106,515
				1,358,974
Saudi Arabia: 0.4%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	USD	200		208,628
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	USD	200		208,576
				417,204
Singapore: 1.0%
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	USD	200		193,770
Greenko Investment Co. 144A 4.88%, 08/16/23 †	USD	200		202,125
Inkia Energy Ltd. 144A 5.88%, 11/09/27	USD	100		104,139
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	USD	100		103,585
Puma International Financing SA 144A 5.00%, 01/24/26	USD	250		251,345
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	84		93,851
Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	USD	200		202,976
				1,151,791
South Africa: 1.0%
Eskom Holdings SOC Ltd. 144A

See Notes to Financial Statements

54

	Par (000’s		)	Value
South Africa (continued)
6.75%, 08/06/23	USD	100		$103,458
7.12%, 02/11/25	USD	100		104,368
Gold Fields Orogen Holdings BVI Ltd. 144A 5.12%, 05/15/24	USD	100		107,215
K2016470219 South Africa Ltd. 144A 3.00%, 12/31/22	USD	138		395
MTN Mauritius Investments Ltd. 144A 4.75%, 11/11/24	USD	150		157,140
Sappi Papier Holding GmbH Reg S 3.12%, 04/15/26	EUR	100		116,922
Sasol Financing International Ltd. 4.50%, 11/14/22	USD	100		102,292
Sasol Financing USA LLC 5.88%, 03/27/24	USD	300		317,475
Stillwater Mining Co. 144A 7.12%, 06/27/25	USD	100		103,880
				1,113,145
South Korea: 0.1%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/4/2024 (o)	USD	100		103,500
Spain: 3.6%
Abanca Corp. Bancaria SA Reg S 6.12% (EUR Swap Annual 5 Year+5.93%), 01/18/29	EUR	100		127,176
Abengoa SA 0.00%, 03/31/27 (s) ^	EUR	100		580
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100		116,661
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	USD	100		104,782
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100		122,109
Banco de Sabadell SA Reg S 1.75%, 05/10/24	EUR	100		118,877
5.38% (EUR Swap Annual 5 Year+5.10%), 12/12/28	EUR	100		126,161
5.62%, 05/06/26	EUR	100		134,944
Cellnex Finance Co. SA Reg S 1.25%, 01/15/29	EUR	100		110,933
1.50%, 06/08/28	EUR	100		113,898
2.00%, 02/15/33	EUR	200		220,783
Cellnex Telecom SA 1.88%, 06/26/29	EUR	100		115,222
Cellnex Telecom SA Reg S
1.75%, 10/23/30	EUR	100		111,763
2.38%, 01/16/24	EUR	100		120,581
	Par (000’s		)	Value
Spain (continued)
2.88%, 04/18/25	EUR	100		$123,695
El Corte Ingles SA Reg S 3.00%, 03/15/24	EUR	100		116,587
Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 2/14/2023 (o)	EUR	100		115,948
Grifols SA Reg S
1.62%, 02/15/25	EUR	150		173,341
2.25%, 11/15/27	EUR	100		115,985
3.20%, 05/01/25	EUR	100		116,014
Ibercaja Banco SA Reg S 2.75% (EUR Swap Annual 5 Year+2.88%), 07/23/30	EUR	100		116,745
Iccrea Banca SpA Reg S 4.12% (EUR Swap Annual 5 Year+4.34%), 11/28/29	EUR	100		119,052
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	200		233,382
Naturgy Finance BV Reg S 4.12% (EUR Swap Annual 8 Year+3.35%), 11/29/49 (o)	EUR	100		120,499
Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	EUR	225		281,682
Telefonica Europe BV Reg S 2.62% (EUR Swap Annual 5 Year+2.33%), 3/7/2023 (o)	EUR	100		118,216
3.00% (EUR Swap Annual 5 Year+2.45%), 9/4/2023 (o)	EUR	100		119,384
3.88% (EUR Swap Annual 8 Year+2.97%), 6/22/2026 (o)	EUR	100		124,488
4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/2024 (o)	EUR	200		249,326
5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/49 (o)	EUR	100		127,693
				4,016,507
Sweden: 1.2%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/2/2026 (o)	EUR	100		112,451
Dometic Group AB Reg S 3.00%, 05/08/26	EUR	100		122,332
Fastighets AB Balder Reg S 2.87% (EUR Swap Annual 5 Year+3.19%), 06/02/81	EUR	100		110,823
Heimstaden Bostad AB Reg S 2.62% (EUR Swap Annual 5 Year+3.15%), 2/1/2027 (o)	EUR	100		109,699
3.38% (EUR Swap Annual 5 Year+3.91%), 1/15/2026 (o)	EUR	100		115,720
4.38%, 03/06/27	EUR	100		115,518
Intrum AB Reg S
3.00%, 09/15/27 †	EUR	100		112,235
3.12%, 07/15/24	EUR	200		232,162
Norican A/S Reg S 4.50%, 05/15/23	EUR	100		112,331

See Notes to Financial Statements

55

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 1/30/2025 (o)	EUR	100		$113,827
Stena AB 144A 7.00%, 02/01/24	USD	100		103,958
				1,361,056
Switzerland: 0.6%
Dufry One BV Reg S 2.50%, 10/15/24	EUR	225		257,096
Holcim Finance Luxembourg SA Reg S 3.00% (EUR Swap Annual 5 Year+3.07%), 4/5/2024 (o)	EUR	100		120,247
Peach Property Finance GmbH Reg S 4.38%, 11/15/25	EUR	100		118,391
Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	EUR	100		113,753
				609,487
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	80		97,398
Thailand: 0.2%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/29	USD	200		203,594
Trinidad and Tobago: 0.2%
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	USD	100		101,504
Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	USD	75		82,849
				184,353
Turkey: 2.2%
Akbank TAS 144A
5.12%, 03/31/25	USD	150		149,444
6.80%, 02/06/26	USD	100		103,110
Arcelik AS 144A 5.00%, 04/03/23	USD	100		102,920
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	USD	100		95,395
KOC Holding AS 144A 5.25%, 03/15/23	USD	200		204,495
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100		96,620
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	USD	100		102,334
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100		104,583
	Par (000’s		)	Value
Turkey (continued)
Turkiye Ihracat Kredi Bankasi AS 144A
6.12%, 05/03/24	USD	100		$101,820
8.25%, 01/24/24	USD	100		106,480
Turkiye Is Bankasi AS 144A
6.12%, 04/25/24	USD	150		154,048
7.85%, 12/10/23	USD	100		107,016
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	100		100,855
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	USD	100		108,350
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25 †	USD	100		98,578
5.75%, 01/30/23	USD	100		102,326
6.00%, 11/01/22	USD	100		102,147
6.50%, 01/08/26	USD	100		100,774
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	100		105,198
Yapi ve Kredi Bankasi AS 144A
5.50%, 12/06/22	USD	100		101,904
5.85%, 06/21/24	USD	50		51,042
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/26 †	USD	50		51,335
8.25%, 10/15/24	USD	100		107,843
				2,458,617
Ukraine: 0.4%
Kernel Holding SA 144A
6.50%, 10/17/24	USD	50		53,136
6.75%, 10/27/27	USD	50		53,205
Metinvest BV 144A
7.75%, 10/17/29	USD	100		109,160
8.50%, 04/23/26	USD	100		112,827
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/24	EUR	100		116,093
				444,421
United Arab Emirates: 0.7%
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	USD	200		219,027
Emaar Sukuk Ltd. Reg S 3.63%, 09/15/26	USD	200		208,760
Emirates NBD Bank PJSC Reg S 6.12% (USD Swap Semi 30/360 6 Year+3.66%), 3/20/2025 (o)	USD	200		211,866
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	100		103,625
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	USD	100		77,375
				820,653

See Notes to Financial Statements

56

		Par (000’s	)	Value
United Kingdom: 9.3%
Amigo Luxembourg SA Reg S 7.62%, 01/15/24	GBP	100		$133,751
Anglian Water Osprey Financing Plc Reg S 4.00%, 03/08/26	GBP	100		148,043
Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	GBP	100		139,485
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25 †	USD	50		55,110
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200		263,209
Bellis Finco Plc Reg S 4.00%, 02/16/27	GBP	100		129,739
Bidvest Group UK Plc 144A 3.62%, 09/23/26	USD	100		100,564
Bracken MidCo1 Plc Reg S 8.88%, 10/15/23	GBP	100		139,816
Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	GBP	100		145,547
Connect Finco Sarl / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	200		207,750
Constellation Automotive Financing Plc Reg S 4.88%, 07/15/27	GBP	100		132,373
Co-Operative Group Ltd. Reg S 5.12%, 05/17/24	GBP	100		143,986
Deuce Finco Plc Reg S 5.50%, 06/15/27	GBP	100		136,520
Drax Finco Plc 144A 6.62%, 11/01/25	USD	100		102,875
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100		120,038
GKN Holdings Ltd. Reg S 4.62%, 05/12/32	GBP	100		146,774
Heathrow Finance Plc Reg S 6.25%, 03/03/25	GBP	150		222,520
Iceland Bondco Plc Reg S 4.62%, 03/15/25	GBP	100		126,623
INEOS Group Holdings SA Reg S 5.38%, 08/01/24	EUR	200		231,973
INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	EUR	200		225,780
International Consolidated Airlines Group SA Reg S
0.50%, 07/04/23	EUR	100		112,920
1.50%, 07/04/27	EUR	100		105,469
Iqera Group SAS Reg S 4.25%, 09/30/24	EUR	100		115,654
Jaguar Land Rover Automotive Plc 144A 5.88%, 01/15/28	USD	100		99,875
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100		139,384
	Par (000’s		)	Value
United Kingdom (continued)
Lloyds Banking Group Plc 144A
6.41% (ICE LIBOR USD 3 Month+1.50%), 10/1/2035 (o)	USD	50		$70,143
6.66% (ICE LIBOR USD 3 Month+1.27%), 5/21/2037 (o)	USD	50		71,687
Marks & Spencer Plc Reg S 6.00%, 06/12/25	GBP	150		226,437
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	200		200,853
National Express Group Plc Reg S
4.25% (UK Govt Bonds 5 Year Note Generic Bid Yield+4.13%), 11/26/2025 (o)	GBP	100		140,430
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100		102,375
Nexi SpA Reg S 1.75%, 10/31/24	EUR	300		353,255
NGG Finance Plc Reg S 2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100		116,448
5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100		149,201
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100		115,196
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100		137,549
Pinnacle Bidco Plc Reg S 5.50%, 02/15/25	EUR	100		118,097
Playtech Plc Reg S 3.75%, 10/12/23	EUR	100		117,207
Punch Finance Plc Reg S 6.12%, 06/30/26	GBP	100		137,686
Rolls-Royce Plc Reg S 0.88%, 05/09/24	EUR	100		115,239
1.62%, 05/09/28	EUR	200		223,841
5.75%, 10/15/27	GBP	100		152,692
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 7/30/2037 (o)	USD	100		138,750
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100		140,948
Summer BidCo BV Reg S 9.00%, 11/15/25	EUR	105		123,970
TalkTalk Telecom Group Ltd. Reg S 3.88%, 02/20/25	GBP	100		133,654
Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 03/01/28	USD	200		209,000
The Weir Group Plc 144A 2.20%, 05/13/26	USD	100		99,402
Travis Perkins Plc Reg S 4.50%, 09/07/23	GBP	100		142,607
Tullow Oil Plc 144A

See Notes to Financial Statements

57

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
United Kingdom (continued)
10.25%, 05/15/26	USD	100		$105,490
United Group BV Reg S 4.88%, 07/01/24	EUR	100		117,168
UPC Holding BV 144A 5.50%, 01/15/28	USD	100		103,625
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	200		203,302
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100		117,039
Virgin Media Finance Plc 144A 5.00%, 07/15/30	USD	150		149,338
Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	USD	100		105,641
Virgin Media Secured Finance Plc Reg S
4.12%, 08/15/30	GBP	100		136,150
4.25%, 01/15/30	GBP	100		136,649
5.00%, 04/15/27	GBP	100		141,598
Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	USD	200		194,991
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100		116,217
4.00%, 01/31/29	GBP	100		135,670
Vodafone Group Plc 4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	150		149,304
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 1/4/2029	USD	250		302,478
Vodafone Group Plc Reg S 3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	EUR	300		359,189
4.88% (GBP Swap 5 Year+3.27%), 10/03/78	GBP	100		145,138
6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	USD	200		218,434
William Hill Ltd. Reg S 4.88%, 09/07/23	GBP	100		142,798
				10,242,664
United States: 3.1%
AES Andes SA 144A
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24	USD	100		104,772
Burford Capital Global Finance LLC 144A 6.25%, 04/15/28	USD	100		106,125
Cirsa Finance International Sarl 144A 6.25%, 12/20/23	EUR	127		149,516
Constellium SE Reg S 4.25%, 02/15/26	EUR	100		116,969
	Par (000’s		)	Value
United States (continued)
DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	EUR	100		$109,175
Energia Group NI FinanceCo Plc/Energia Group ROI Holdings DAC Reg S 4.00%, 09/15/25	EUR	100		115,372
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100		95,902
Enstar Finance LLC 5.75% (US Treasury Yield Curve Rate T 5 Year+5.47%), 09/01/40	USD	25		26,406
Gamma Bidco SpA Reg S 6.25%, 07/15/25	EUR	100		119,648
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	100		99,379
Guacolda Energia SA 144A 4.56%, 04/30/25	USD	100		64,001
IPD 3 BV Reg S 5.50%, 12/01/25	EUR	100		119,058
James Hardie International Finance DAC 144A 5.00%, 01/15/28	USD	50		52,063
JBS USA Food Co. 144A
5.75%, 01/15/28	USD	100		104,376
7.00%, 01/15/26	USD	100		104,125
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A 7.00%, 12/31/27 †	USD	75		72,654
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	200		210,250
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	USD	200		200,163
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100		99,389
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50		50,893
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29	USD	100		94,875
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		110,007
Resolute Forest Products, Inc. 144A 4.88%, 03/01/26	USD	25		25,469
Schenck Process Holding GmbH/Darmstadt Reg S 5.38%, 06/15/23	EUR	100		116,014
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100		107,540

See Notes to Financial Statements

58

	Par (000’s		)	Value
United States (continued)
Telesat Canada / Telesat LLC 144A
4.88%, 06/01/27	USD	50		$44,774
6.50%, 10/15/27	USD	50		40,664
Verisure Holding AB Reg S
3.50%, 05/15/23	EUR	150		174,952
3.88%, 07/15/26	EUR	150		177,294
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	100		90,293
5.50%, 01/15/26	USD	100		94,189
5.50%, 10/01/27	USD	200		186,500
				3,382,807
Zambia: 0.5%
First Quantum Minerals Ltd. 144A
6.88%, 03/01/26	USD	100		104,250
6.88%, 10/15/27	USD	50		53,438
7.25%, 04/01/23	USD	200		203,890
7.50%, 04/01/25	USD	200		207,250
				568,828
Total Corporate Bonds (Cost: $109,544,544)				107,864,293

	Number of Shares
COMMON STOCK: 0.0%
(Cost: $5,620)
Canada: 0.0%
Secure Energy Services, Inc.		1,259		5,820

Total Investments Before Collateral for Securities Loaned: 97.7% (Cost: $109,550,164)				107,870,113

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7% (Cost: $2,943,810)
Money Market Fund: 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio		2,943,810		2,943,810
Total Investments: 100.4% (Cost: $112,493,974)				110,813,923
Liabilities in excess of other assets: (0.4)%				(459,304)
NET ASSETS: 100.0%				$110,354,619

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $3,078,104.

See Notes to Financial Statements

59

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(o)	Perpetual Maturity — the date shown is the next call date
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
¥	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $38,962,914, or 35.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	7.5%	$8,138,245
Consumer Cyclicals	7.0	7,577,507
Consumer Non-Cyclicals	3.4	3,650,694
Energy	10.7	11,530,081
Financials	32.3	34,879,592
Healthcare	3.1	3,313,947
Industrials	12.9	13,866,702
Real Estate	4.9	5,343,158
Technology	12.3	13,222,005
Utilities	5.9	6,348,182
	100.0%	$107,870,113

See Notes to Financial Statements

60

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$869,357	$—	$869,357
Australia	—	417,502	—	417,502
Austria	—	286,574	—	286,574
Azerbaijan	—	245,337	—	245,337
Bahamas	—	212,397	—	212,397
Belgium	—	600,024	—	600,024
Bermuda	—	480,266	—	480,266
Brazil	—	7,775,646	—	7,775,646
British Virgin Islands	—	351,960	—	351,960
Bulgaria	—	123,565	—	123,565
Burkina Faso	—	24,577	—	24,577
Canada	—	6,511,687	0	6,511,687
Cayman Islands	—	313,516	—	313,516
Chile	—	156,067	—	156,067
China	—	5,174,233	—	5,174,233
Colombia	—	2,186,803	—	2,186,803
Costa Rica	—	85,479	—	85,479
Curacao	—	74,604	—	74,604
Cyprus	—	530,743	—	530,743
Czech Republic	—	351,603	—	351,603
Denmark	—	206,190	—	206,190
Finland	—	860,202	—	860,202
France	—	7,638,765	—	7,638,765
Germany	—	6,753,143	—	6,753,143
Ghana	—	187,571	—	187,571
Greece	—	1,009,701	—	1,009,701
Guatemala	—	204,055	—	204,055
Hong Kong	—	1,471,030	—	1,471,030
Hungary	—	120,323	—	120,323
India	—	2,480,182	—	2,480,182
Indonesia	—	917,291	—	917,291
Ireland	—	1,068,145	—	1,068,145
Israel	—	2,104,424	—	2,104,424
Italy	—	8,490,752	—	8,490,752
Japan	—	2,146,076	—	2,146,076
Jersey, Channel Islands	—	319,554	—	319,554
Kazakhstan	—	135,692	—	135,692
Kuwait	—	189,940	—	189,940
Luxembourg	—	5,433,723	—	5,433,723
Mauritius	—	368,375	—	368,375
Mexico	—	4,717,746	—	4,717,746
Morocco	—	282,631	—	282,631
Netherlands	—	2,916,515	—	2,916,515
Nigeria	—	103,150	—	103,150
Norway	—	235,008	—	235,008
Oman	—	537,544	—	537,544
Panama	—	205,898	—	205,898
Peru	—	289,075	—	289,075
Poland	—	327,729	—	327,729
Portugal	—	722,112	—	722,112
Romania	—	114,812	—	114,812
Russia	—	1,358,974	—	1,358,974
Saudi Arabia	—	417,204	—	417,204
Singapore	—	1,151,791	—	1,151,791
South Africa	—	1,113,145	—	1,113,145

See Notes to Financial Statements

61

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

South Korea	$—	$103,500	$—	$103,500
Spain	—	4,016,507	—	4,016,507
Sweden	—	1,361,056	—	1,361,056
Switzerland	—	609,487	—	609,487
Tanzania	—	97,398	—	97,398
Thailand	—	203,594	—	203,594
Trinidad and Tobago	—	184,353	—	184,353
Turkey	—	2,458,617	—	2,458,617
Ukraine	—	444,421	—	444,421
United Arab Emirates	—	820,653	—	820,653
United Kingdom	—	10,242,664	—	10,242,664
United States	—	3,382,807	—	3,382,807
Zambia	—	568,828	—	568,828
Common Stock *	5,820	—	—	5,820
Money Market Fund	2,943,810	—	—	2,943,810
Total Investments	$2,949,630	$107,864,293	$0	$110,813,923

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

62

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
FLOATING RATE NOTES: 99.6%
Australia: 5.2%
ASB Bank Ltd. 144A 1.09% (ICE LIBOR USD 3 Month+0.97%), 06/14/23	$1,350		$1,368,452
Australia & New Zealand Banking Group Ltd. 144A
0.62% (ICE LIBOR USD 3 Month+0.49%), 11/21/22	875		878,939
0.84% (ICE LIBOR USD 3 Month+0.71%), 05/19/22	675		677,617
Commonwealth Bank of Australia 144A
0.45% (United States Secured Overnight Financing Rate+0.40%), 07/07/25	11,850		11,877,094
0.57% (United States Secured Overnight Financing Rate+0.52%), 06/15/26	3,900		3,929,423
0.82% (ICE LIBOR USD 3 Month+0.70%), 03/16/23	1,400		1,412,185
Macquarie Group Ltd. 144A 1.14% (ICE LIBOR USD 3 Month+1.02%), 11/28/23	1,675		1,688,068
1.48% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	4,300		4,363,335
National Australia Bank Ltd. 144A 0.52% (ICE LIBOR USD 3 Month+0.41%), 12/13/22	1,650		1,656,486
0.72% (ICE LIBOR USD 3 Month+0.60%), 04/12/23	1,300		1,303,290
0.85% (ICE LIBOR USD 3 Month+0.72%), 05/22/22	725		727,845
Westpac Banking Corp. 0.51% (ICE LIBOR USD 3 Month+0.39%), 01/13/23	1,250		1,255,549
0.69% (ICE LIBOR USD 3 Month+0.57%), 01/11/23	850		855,098
0.84% (ICE LIBOR USD 3 Month+0.71%), 06/28/22 †	850		854,019
0.84% (ICE LIBOR USD 3 Month+0.72%), 05/15/23	1,950		1,970,781
0.89% (ICE LIBOR USD 3 Month+0.77%), 02/26/24	3,925		3,982,985
			38,801,166
Canada: 10.9%
Bank of Montreal
0.31% (United States Secured Overnight Financing Rate+0.27%), 09/15/23	505		505,158
0.37% (United States Secured Overnight Financing Rate+0.32%), 07/09/24	4,300		4,312,267
0.40% (United States Secured Overnight Financing Rate+0.35%), 12/08/23 †	2,650		2,657,726
0.73% (United States Secured Overnight Financing Rate+0.68%), 03/10/23	3,850		3,876,644
	Par (000’s	)	Value
Canada (continued)
Bank of Nova Scotia
0.31% (United States Secured Overnight Financing Rate+0.26%), 09/15/23 †	$1,550		$1,550,439
0.33% (United States Secured Overnight Financing Rate+0.28%), 06/23/23	1,900		1,901,420
0.43% (United States Secured Overnight Financing Rate+0.38%), 07/31/24	5,075		5,084,064
0.49% (United States Secured Overnight Financing Rate+0.45%), 04/15/24	5,100		5,126,200
0.60% (United States Secured Overnight Financing Rate+0.55%), 09/15/23	4,125		4,143,268
Canadian Imperial Bank of Commerce
0.39% (United States Secured Overnight Financing Rate+0.34%), 06/22/23	1,175		1,177,040
0.45% (United States Secured Overnight Financing Rate+0.40%), 12/14/23	4,675		4,690,428
0.47% (United States Secured Overnight Financing Rate+0.42%), 10/18/24	2,600		2,605,039
0.77% (ICE LIBOR USD 3 Month+0.66%), 09/13/23	1,300		1,313,991
0.84% (ICE LIBOR USD 3 Month+0.72%), 06/16/22	850		853,845
0.85% (United States Secured Overnight Financing Rate+0.80%), 03/17/23	3,125		3,148,147
Enbridge, Inc. 0.45% (United States Secured Overnight Financing Rate+0.40%), 02/17/23	900		902,051
Federation des Caisses Desjardins du Quebec 144A 0.48% (United States Secured Overnight Financing Rate+0.43%), 05/21/24	3,975		3,983,692
Royal Bank of Canada
0.35% (United States Secured Overnight Financing Rate+0.30%), 01/19/24	5,276		5,283,681
0.41% (United States Secured Overnight Financing Rate+0.36%), 07/29/24 †	5,025		5,038,244
0.48% (ICE LIBOR USD 3 Month+0.36%), 01/17/23	2,000		2,006,742
0.50% (United States Secured Overnight Financing Rate+0.45%), 10/26/23	2,400		2,413,597
Toronto-Dominion Bank 0.27% (United States Secured Overnight Financing Rate+0.22%), 06/02/23	2,000		2,004,256

See Notes to Financial Statements

63

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Canada (continued)
0.29% (United States Secured Overnight Financing Rate+0.24%), 01/06/23	$1,075		$1,076,360
0.40% (United States Secured Overnight Financing Rate+0.35%), 03/04/24	5,320		5,337,858
0.40% (United States Secured Overnight Financing Rate+0.35%), 09/10/24	7,025		7,040,178
0.50% (United States Secured Overnight Financing Rate+0.45%), 09/28/23	1,300		1,306,950
0.53% (United States Secured Overnight Financing Rate+0.48%), 01/27/23	2,110		2,118,753
			81,458,038
Cayman Islands: 0.6%
MassMutual Global Funding II 144A 0.41% (United States Secured Overnight Financing Rate+0.36%), 04/12/24	4,775		4,800,508
China: 0.9%
Tencent Holdings Ltd. 144A
0.73% (ICE LIBOR USD 3 Month+0.60%), 01/19/23	850		851,466
1.03% (ICE LIBOR USD 3 Month+0.91%), 04/11/24	5,850		5,876,033
			6,727,499
France: 1.3%
Banque Federative du Credit Mutuel SA 144A 0.46% (United States Secured Overnight Financing Rate+0.41%), 02/04/25	5,500		5,512,116
BPCE SA 1.00% (ICE LIBOR USD 3 Month+0.88%), 05/31/22	950		954,709
BPCE SA 144A 1.35% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	725		729,810
1.35% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,300		1,323,898
Credit Agricole SA 144A 1.14% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,365		1,382,482
			9,903,015
Germany: 0.7%
Bayer US Finance II LLC 144A 1.13% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	3,300		3,344,749
BMW Finance NV 144A 0.91% (ICE LIBOR USD 3 Month+0.79%), 08/12/22	875		880,106
Deutsche Bank AG 1.31% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	800		806,016
			5,030,871
	Par (000’s	)	Value
Japan: 5.8%
American Honda Finance Corp. 0.67% (ICE LIBOR USD 3 Month+0.54%), 06/27/22	$825		$828,135
Mitsubishi UFJ Financial Group, Inc.
0.86% (ICE LIBOR USD 3 Month+0.74%), 03/02/23	1,925		1,940,748
0.91% (ICE LIBOR USD 3 Month+0.79%), 07/25/22	1,650		1,658,128
0.98% (ICE LIBOR USD 3 Month+0.86%), 07/26/23	4,250		4,303,040
Mizuho Financial Group, Inc.
0.76% (ICE LIBOR USD 3 Month+0.63%), 05/25/24	8,600		8,654,312
0.91% (ICE LIBOR USD 3 Month+0.79%), 03/05/23	2,200		2,221,917
0.96% (ICE LIBOR USD 3 Month+0.84%), 07/16/23	1,300		1,306,961
0.96% (ICE LIBOR USD 3 Month+0.85%), 09/13/23	1,275		1,283,391
0.99% (ICE LIBOR USD 3 Month+0.88%), 09/11/22	1,925		1,938,335
1.11% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	5,075		5,138,808
Sumitomo Mitsui Financial Group, Inc.
0.86% (ICE LIBOR USD 3 Month+0.74%), 10/18/22	875		880,380
0.86% (ICE LIBOR USD 3 Month+0.74%), 01/17/23	850		856,316
0.90% (ICE LIBOR USD 3 Month+0.78%), 07/12/22	850		854,310
0.92% (ICE LIBOR USD 3 Month+0.80%), 10/16/23	2,168		2,195,946
0.98% (ICE LIBOR USD 3 Month+0.86%), 07/19/23 †	1,275		1,290,784
Sumitomo Mitsui Trust Bank Ltd. 144A 0.49% (United States Secured Overnight Financing Rate+0.44%), 09/16/24 †	5,925		5,943,437
Toyota Motor Credit Corp.
0.35% (United States Secured Overnight Financing Rate+0.30%), 06/13/22 †	1,275		1,276,486
0.59% (ICE LIBOR USD 3 Month+0.48%), 09/08/22	900		903,433
			43,474,867
Netherlands: 1.7%
Cooperatieve Rabobank UA 0.35% (United States Secured Overnight Financing Rate+0.30%), 01/12/24	2,025		2,031,970
ING Groep NV 1.13% (ICE LIBOR USD 3 Month+1.00%), 10/02/23 †	1,375		1,397,203
Shell International Finance BV 0.52% (ICE LIBOR USD 3 Month+0.40%), 11/13/23	1,350		1,358,178

See Notes to Financial Statements

64

	Par (000’s	)	Value
Netherlands (continued)
Siemens Financieringsmaatschappij NV 144A 0.48% (United States Secured Overnight Financing Rate+0.43%), 03/11/24 †	$7,850		$7,908,841
			12,696,192
Norway: 0.2%
DNB Bank ASA 144A 0.74% (ICE LIBOR USD 3 Month+0.62%), 12/02/22	1,050		1,056,414
Singapore: 0.1%
DBS Group Holdings Ltd. 144A 0.74% (ICE LIBOR USD 3 Month+0.62%), 07/25/22	900		903,410
Spain: 0.3%
Banco Santander SA
1.22% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	900		910,510
1.24% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,300		1,316,917
			2,227,427
Sweden: 0.1%
Skandinaviska Enskilda Banken AB 144A 0.76% (ICE LIBOR USD 3 Month+0.65%), 12/12/22	900		905,327
Switzerland: 2.8%
Credit Suisse Group AG 144A
1.32% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,400		1,413,511
1.35% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	5,775		5,856,984
UBS AG 144A 0.41% (United States Secured Overnight Financing Rate+0.36%), 02/09/24	7,800		7,822,344
UBS Group AG 144A
1.07% (ICE LIBOR USD 3 Month+0.95%), 08/15/23	3,135		3,154,739
1.35% (ICE LIBOR USD 3 Month+1.22%), 05/23/23 †	2,550		2,566,329
			20,813,907
United Kingdom: 7.5%
Barclays Plc
1.50% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	11,150		11,327,385
1.55% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	1,375		1,379,755
1.75% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	1,575		1,579,132
BAT Capital Corp. 1.00% (ICE LIBOR USD 3 Month+0.88%), 08/15/22	1,350		1,357,003
HSBC Holdings Plc 1.12% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	14,830		14,977,711
	Par (000’s	)	Value
United Kingdom (continued)
1.34% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	$3,925		$4,000,593
1.49% (ICE LIBOR USD 3 Month+1.38%), 09/12/26	5,850		6,038,614
Jackson National Life Global Funding 144A 0.65% (United States Secured Overnight Financing Rate+0.60%), 01/06/23	1,400		1,406,563
Reckitt Benckiser Treasury Services Plc 144A 0.69% (ICE LIBOR USD 3 Month+0.56%), 06/24/22	1,325		1,329,579
Standard Chartered Plc 144A
1.28% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	1,025		1,027,542
1.30% (United States Secured Overnight Financing Rate+1.25%), 10/14/23	1,350		1,362,004
UBS AG 144A
0.37% (United States Secured Overnight Financing Rate+0.32%), 06/01/23	2,900		2,909,237
0.50% (United States Secured Overnight Financing Rate+0.45%), 08/09/24	7,500		7,542,981
			56,238,099
United States: 61.5%
7-Eleven, Inc. 144A 0.58% (ICE LIBOR USD 3 Month+0.45%), 08/10/22	1,325		1,325,283
AbbVie, Inc. 0.78% (ICE LIBOR USD 3 Month+0.65%), 11/21/22	1,325		1,332,399
Air Lease Corp. 0.47% (ICE LIBOR USD 3 Month+0.35%), 12/15/22	1,100		1,100,444
American Electric Power Co., Inc. 0.61% (ICE LIBOR USD 3 Month+0.48%), 11/01/23	1,650		1,650,532
American Express Co.
0.75% (ICE LIBOR USD 3 Month+0.62%), 05/20/22	1,365		1,368,431
0.87% (ICE LIBOR USD 3 Month+0.75%), 08/03/23	1,325		1,338,671
American Honda Finance Corp. 0.28% (ICE LIBOR USD 3 Month+0.15%), 02/22/23	825		826,100
Analog Devices, Inc. 0.30% (United States Secured Overnight Financing Rate+0.25%), 10/01/24	4,000		4,005,832
Apple, Inc. 0.48% (ICE LIBOR USD 3 Month+0.35%), 05/11/22	1,175		1,177,364
AT&T, Inc.

See Notes to Financial Statements

65

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
0.69% (United States Secured Overnight Financing Rate+0.64%), 03/25/24	$5,900		$5,906,176
1.29% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	12,589		12,866,279
Athene Global Funding 144A
0.75% (United States Secured Overnight Financing Rate+0.70%), 05/24/24	11,775		11,840,208
1.36% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	950		957,167
Atmos Energy Corp. 0.50% (ICE LIBOR USD 3 Month+0.38%), 03/09/23	2,925		2,925,584
Bank of America Corp.
0.53% (Bloomberg 3 Month Short Term Bank Yield Index+0.43%), 05/28/24	9,600		9,626,496
0.74% (United States Secured Overnight Financing Rate+0.69%), 04/22/25	4,550		4,586,310
0.78% (United States Secured Overnight Financing Rate+0.73%), 10/24/24	4,200		4,228,461
0.89% (ICE LIBOR USD 3 Month+0.77%), 02/05/26	11,669		11,827,282
0.91% (ICE LIBOR USD 3 Month+0.79%), 03/05/24	11,471		11,561,874
1.08% (ICE LIBOR USD 3 Month+0.96%), 07/23/24 †	3,900		3,949,870
1.12% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	3,850		3,866,744
1.29% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	1,425		1,428,473
Bank of New York Mellon Corp. 1.18% (ICE LIBOR USD 3 Month+1.05%), 10/30/23	2,000		2,018,698
Becton Dickinson and Co. 1.15% (ICE LIBOR USD 3 Month+1.03%), 06/06/22	950		955,149
BMW US Capital LLC 144A
0.43% (United States Secured Overnight Financing Rate+0.38%), 08/12/24	5,875		5,913,792
0.58% (United States Secured Overnight Financing Rate+0.53%), 04/01/24	5,900		5,953,975
Caterpillar Financial Services Corp.
0.20% (United States Secured Overnight Financing Rate+0.15%), 11/17/22	1,700		1,700,106
0.29% (United States Secured Overnight Financing Rate+0.24%), 05/17/24	3,850		3,852,653
0.32% (United States Secured Overnight Financing Rate+0.27%), 09/13/24	5,850		5,867,755
	Par (000’s	)	Value
United States (continued)
CenterPoint Energy Resources Corp. 0.62% (ICE LIBOR USD 3 Month+0.50%), 03/02/23	$2,500		$2,500,702
CenterPoint Energy, Inc. 0.70% (United States Secured Overnight Financing Rate+0.65%), 05/13/24	5,500		5,505,638
Charles Schwab Corp.
0.55% (United States Secured Overnight Financing Rate+0.50%), 03/18/24	9,802		9,842,446
0.57% (United States Secured Overnight Financing Rate+0.52%), 05/13/26	3,925		3,947,603
Chevron USA, Inc. 0.33% (ICE LIBOR USD 3 Month+0.20%), 08/11/23	1,375		1,378,444
Cigna Corp. 1.01% (ICE LIBOR USD 3 Month+0.89%), 07/15/23	1,900		1,920,830
Citigroup, Inc.
0.68% (ICE LIBOR USD 3 Month+0.55%), 08/25/36	4,050		3,559,191
0.72% (United States Secured Overnight Financing Rate+0.67%), 05/01/25 †	3,875		3,901,801
0.92% (United States Secured Overnight Financing Rate+0.87%), 11/04/22	825		831,173
1.07% (ICE LIBOR USD 3 Month+0.95%), 07/24/23	1,950		1,961,306
1.14% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	7,807		7,913,564
1.22% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	11,675		11,831,215
1.38% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	5,100		5,256,705
1.55% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	5,375		5,430,464
Comcast Corp. 0.75% (ICE LIBOR USD 3 Month+0.63%), 04/15/24	3,975		4,015,851
ConocoPhillips Co. 1.02% (ICE LIBOR USD 3 Month+0.90%), 05/15/22	700		702,772
Credit Suisse AG
0.43% (United States Secured Overnight Financing Rate+0.38%), 08/09/23	1,500		1,504,650
0.44% (United States Secured Overnight Financing Rate+0.39%), 02/02/24	7,800		7,788,775
Dominion Energy, Inc. 0.65% (ICE LIBOR USD 3 Month+0.53%), 09/15/23	2,675		2,676,940
Duke Energy Corp.

See Notes to Financial Statements

66

	Par (000’s	)	Value
United States (continued)
0.30% (United States Secured Overnight Financing Rate+0.25%), 06/10/23	$1,350		$1,350,543
Equitable Financial Life Global Funding 144A 0.44% (United States Secured Overnight Financing Rate+0.39%), 04/06/23	1,750		1,754,677
Exxon Mobil Corp. 0.45% (ICE LIBOR USD 3 Month+0.33%), 08/16/22	1,300		1,303,248
Florida Power & Light Co. 0.30% (United States Secured Overnight Financing Rate+0.25%), 05/10/23	2,550		2,550,205
GA Global Funding Trust 144A 0.55% (United States Secured Overnight Financing Rate+0.50%), 09/13/24	1,350		1,356,426
General Electric Co. 0.50% (ICE LIBOR USD 3 Month+0.38%), 05/05/26	7,350		7,286,331
General Motors Financial Co., Inc.
1.25% (United States Secured Overnight Financing Rate+1.20%), 11/17/23	1,975		2,006,109
1.44% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	850		855,783
Gilead Sciences, Inc. 0.65% (ICE LIBOR USD 3 Month+0.52%), 09/29/23	1,375		1,375,064
Goldman Sachs Group, Inc.
0.46% (United States Secured Overnight Financing Rate+0.41%), 01/27/23	1,250		1,250,694
0.59% (United States Secured Overnight Financing Rate+0.54%), 11/17/23 †	1,299		1,301,434
0.63% (United States Secured Overnight Financing Rate+0.58%), 03/08/24	5,469		5,477,618
0.88% (ICE LIBOR USD 3 Month+0.75%), 02/23/23	4,316		4,345,443
1.12% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	1,962		1,971,844
1.17% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	1,785		1,793,247
1.29% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	11,725		11,993,071
1.72% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	4,575		4,696,326
1.89% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	7,804		8,200,765
Hartford Financial Services Group, Inc. 144A 2.25% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	3,850		3,744,126
Honeywell International, Inc.
	Par (000’s	)	Value
United States (continued)
0.50% (ICE LIBOR USD 3 Month+0.37%), 08/08/22	$1,075		$1,078,242
Intel Corp. 0.48% (ICE LIBOR USD 3 Month+0.35%), 05/11/22 †	1,200		1,202,196
John Deere Capital Corp.
0.17% (United States Secured Overnight Financing Rate+0.12%), 07/10/23	2,025		2,026,208
0.25% (United States Secured Overnight Financing Rate+0.20%), 10/11/24	4,800		4,813,569
JPMorgan Chase & Co.
0.58% (United States Secured Overnight Financing Rate+0.54%), 06/01/25	3,900		3,918,159
0.63% (United States Secured Overnight Financing Rate+0.58%), 03/16/24	9,750		9,786,135
0.63% (United States Secured Overnight Financing Rate+0.58%), 06/23/25	3,800		3,817,292
0.81% (United States Secured Overnight Financing Rate+0.77%), 09/22/27	3,912		3,941,311
0.85% (ICE LIBOR USD 3 Month+0.73%), 04/23/24	3,850		3,880,811
0.93% (United States Secured Overnight Financing Rate+0.89%), 04/22/27 †	3,850		3,904,930
0.97% (ICE LIBOR USD 3 Month+0.85%), 01/10/25	3,865		3,913,297
1.01% (ICE LIBOR USD 3 Month+0.89%), 07/23/24	7,800		7,892,030
1.02% (ICE LIBOR USD 3 Month+0.90%), 04/25/23	3,175		3,188,534
1.12% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	1,075		1,077,764
1.35% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	5,125		5,186,341
Lincoln National Corp. 2.48% (ICE LIBOR USD 3 Month+2.36%), 05/17/66	4,425		4,026,750
Met Tower Global Funding 144A 0.60% (United States Secured Overnight Financing Rate+0.55%), 01/17/23	1,000		1,004,846
Metropolitan Life Global Funding I 144A
0.35% (United States Secured Overnight Financing Rate+0.30%), 09/27/24	500		500,951
0.37% (United States Secured Overnight Financing Rate+0.32%), 01/07/24	4,875		4,900,100
0.62% (United States Secured Overnight Financing Rate+0.57%), 01/13/23	1,600		1,606,950
Morgan Stanley

See Notes to Financial Statements

67

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
0.75% (United States Secured Overnight Financing Rate+0.70%), 01/20/23	$4,250		$4,258,312
1.35% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	13,522		13,731,422
1.52% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	6,354		6,432,696
New York Life Global Funding 144A
0.27% (United States Secured Overnight Financing Rate+0.22%), 02/02/23	1,350		1,352,198
0.40% (ICE LIBOR USD 3 Month+0.28%), 01/10/23	850		852,155
NextEra Energy Capital Holdings, Inc.
0.40% (ICE LIBOR USD 3 Month+0.27%), 02/22/23	2,745		2,745,896
0.59% (United States Secured Overnight Financing Rate+0.54%), 03/01/23	850		853,487
Otis Worldwide Corp. 0.58% (ICE LIBOR USD 3 Month+0.45%), 04/05/23	1,375		1,375,108
Pacific Gas and Electric Co. 1.60% (ICE LIBOR USD 3 Month+1.48%), 06/16/22	800		800,161
PNC Bank NA
0.45% (ICE LIBOR USD 3 Month+0.33%), 02/24/23	1,650		1,651,769
0.55% (ICE LIBOR USD 3 Month+0.43%), 12/09/22	1,275		1,275,567
0.63% (ICE LIBOR USD 3 Month+0.50%), 07/27/22	850		852,673
PPL Electric Utilities Corp. 0.38% (United States Secured Overnight Financing Rate+0.33%), 06/24/24 †	5,150		5,153,502
Public Storage 0.52% (United States Secured Overnight Financing Rate+0.47%), 04/23/24	5,550		5,555,007
QUALCOMM, Inc. 0.86% (ICE LIBOR USD 3 Month+0.73%), 01/30/23	900		907,434
Thermo Fisher Scientific, Inc.
0.40% (United States Secured Overnight Financing Rate+0.35%), 04/18/23	2,600		2,599,072
0.44% (United States Secured Overnight Financing Rate+0.39%), 10/18/23	1,300		1,301,008
0.58% (United States Secured Overnight Financing Rate+0.53%), 10/18/24	4,000		4,006,741
Toyota Motor Credit Corp. 0.20% (United States Secured Overnight Financing Rate+0.15%), 08/15/22	2,600		2,600,259
	Par (000’s	)	Value
United States (continued)
0.25% (United States Secured Overnight Financing Rate+0.20%), 02/13/23	$1,575		$1,575,306
0.34% (United States Secured Overnight Financing Rate+0.29%), 09/13/24	4,675		4,689,862
0.37% (United States Secured Overnight Financing Rate+0.32%), 04/06/23	1,950		1,955,221
0.38% (United States Secured Overnight Financing Rate+0.33%), 01/11/24	1,965		1,971,174
0.39% (United States Secured Overnight Financing Rate+0.34%), 10/14/22	950		952,237
Truist Bank
0.25% (United States Secured Overnight Financing Rate+0.20%), 01/17/24	3,300		3,300,980
0.71% (ICE LIBOR USD 3 Month+0.59%), 05/17/22	975		977,313
0.78% (United States Secured Overnight Financing Rate+0.73%), 03/09/23	1,175		1,184,446
Truist Financial Corp. 0.45% (United States Secured Overnight Financing Rate+0.40%), 06/09/25	7,800		7,811,210
United Parcel Service, Inc. 0.58% (ICE LIBOR USD 3 Month+0.45%), 04/01/23	1,345		1,349,276
US Bank NA
0.27% (Bloomberg 3 Month Short Term Bank Yield Index+0.17%), 06/02/23	2,600		2,601,846
0.52% (ICE LIBOR USD 3 Month+0.40%), 12/09/22	1,000		1,004,206
0.57% (ICE LIBOR USD 3 Month+0.44%), 05/23/22	1,050		1,051,992
Verizon Communications, Inc.
0.84% (United States Secured Overnight Financing Rate+0.79%), 03/20/26	5,850		5,958,607
1.22% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	13,982		14,303,420
Walt Disney Co. 0.51% (ICE LIBOR USD 3 Month+0.39%), 09/01/22	950		952,798
Wells Fargo & Co.
1.23% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	1,000		1,002,530
1.36% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	5,050		5,107,363
			460,761,802
Total Floating Rate Notes (Cost: $743,028,708)			745,798,542

See Notes to Financial Statements

68

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $1,026,544)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	1,026,544	$1,026,544
Total Investments: 99.7% (Cost: $744,055,252)		746,825,086
Other assets less liabilities: 0.3%		2,098,248
NET ASSETS: 100.0%		$748,923,334

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,495,498.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $154,739,690, or 20.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclicals	2.9%	$21,352,542
Consumer Non-Cyclicals	2.5	18,955,699
Energy	0.8	5,644,693
Financials	77.8	580,442,248
Healthcare	2.3	16,835,012
Industrials	2.0	15,245,342
Real Estate	0.7	5,555,007
Technology	7.1	53,054,808
Utilities	3.9	28,713,191
	100.0%	$745,798,542

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$745,798,542	$—	$745,798,542
Money Market Fund	1,026,544	—	—	1,026,544
Total Investments	$1,026,544	$745,798,542	$—	$746,825,086

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

69

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 4.5%
Colombia: 0.0%
Empresas Publicas de Medellin ESP Reg S 7.62%, 09/10/24	COP	3,596,000		$943,125
Germany: 0.0%
Kreditanstalt fuer Wiederaufbau 7.75%, 06/06/23	ZAR	8,300		562,270
Mexico: 0.1%
Petróleos Mexicanos Reg S
7.19%, 09/12/24	MXN	28,330		1,318,617
7.65%, 11/24/21	MXN	21,555		1,052,148
				2,370,765
Philippines: 0.0%
Asian Development Bank 12.00%, 05/13/22	TRY	9,400		944,129
Russia: 0.1%
RusHydro Via RusHydro Capital Markets DAC Reg S 8.12%, 09/28/22	RUB	134,900		1,893,340
South Africa: 0.4%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27	ZAR	82,330		2,515,693
7.50%, 09/15/33	ZAR	11,000		537,925
7.85%, 04/02/26	ZAR	25,350		1,599,750
Transnet SOC Ltd.
9.50%, 08/19/25	ZAR	21,000		1,406,802
10.80%, 11/06/23	ZAR	85,800		6,025,003
13.50%, 04/18/28	ZAR	5,000		386,408
				12,471,581
Supranational: 3.9%
European Bank for Reconstruction & Development
0.20%, 12/23/22	PLN	7,400		1,822,041
0.25%, 11/20/23	PLN	8,500		2,054,967
European Bank for Reconstruction & Development Reg S 6.00%, 07/24/23	RUB	62,000		843,280
European Investment Bank
4.25%, 10/25/22	PLN	40,070		10,304,794
7.25%, 02/28/23	ZAR	5,200		349,807
7.62%, 01/12/22	MXN	44,420		2,174,619
7.75%, 01/30/25	MXN	17,210		845,219
8.12%, 12/21/26	ZAR	214,265		14,373,376
European Investment Bank 144A 5.75%, 01/24/25	IDR	51,750,000		3,752,975
European Investment Bank Reg S
2.75%, 08/25/26	PLN	39,253		9,974,111
3.00%, 05/24/24	PLN	47,602		12,161,844
	Par (000’s		)	Value
Supranational (continued)
8.00%, 05/05/27	ZAR	17,500		$1,166,417
8.50%, 09/17/24	ZAR	7,600		523,889
Inter-American Development Bank
7.50%, 12/05/24	MXN	129,870		6,318,068
7.88%, 03/14/23	IDR	53,740,000		3,959,899
Inter-American Development Bank Reg S 7.70%, 02/12/24	MXN	52,500		2,549,737
International Bank for Reconstruction & Development
2.00%, 07/23/25	PHP	34,800		641,332
5.00%, 01/28/25	RUB	160,000		2,140,026
6.00%, 07/31/24	RUB	467,400		6,277,778
6.14%, 06/27/22	RUB	198,500		2,760,323
6.75%, 11/14/22	RUB	474,000		6,588,858
7.25%, 03/15/24	IDR	32,100,000		2,394,783
International Finance Corp.
5.50%, 03/20/23	RUB	540,000		7,353,337
6.38%, 04/11/22	RUB	37,300		521,839
6.50%, 02/04/26	RUB	537,100		7,318,767
7.00%, 02/14/24	BRL	1,800		294,469
7.00%, 07/20/27	MXN	175,100		8,283,220
7.25%, 02/02/24	MXN	2,500		120,990
7.50%, 01/18/28	MXN	104,600		5,043,387
7.75%, 01/18/30	MXN	122,880		6,038,425
8.00%, 10/09/23	IDR	17,500,000		1,309,335
8.00%, 07/27/27	ZAR	3,000		193,501
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	50,500		2,540,364
				132,995,777
United Kingdom: 0.0%
European Bank for Reconstruction & Development
5.00%, 11/05/24	RUB	34,200		446,723
8.00%, 10/17/22	TRY	810		77,993
12.50%, 02/09/23	TRY	8,100		778,711
European Bank for Reconstruction & Development Reg S 10.00%, 09/28/22	TRY	5,400		531,287
				1,834,714
United States: 0.0%
International Finance Corp. 8.80%, 10/11/22	TRY	1,000		98,824
Total Corporate Bonds (Cost: $177,468,345)				154,114,525

See Notes to Financial Statements

70

	Par (000’s		)	Value
GOVERNMENT OBLIGATIONS: 93.1%
Brazil: 8.1%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24 ^	BRL	467,940		$64,721,660
0.00%, 07/01/24 ^	BRL	148,350		19,485,673
0.00%, 07/01/23 ^	BRL	276,040		40,359,481
0.01%, 07/01/22	BRL	178,740		29,560,270
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/23	BRL	231,143		40,122,976
10.00%, 01/01/25	BRL	179,255		30,107,349
10.00%, 01/01/27	BRL	174,360		28,636,309
10.00%, 01/01/29	BRL	100,120		16,095,768
10.00%, 01/01/31	BRL	57,760		9,116,340
Brazilian Government International Bond
8.50%, 01/05/24	BRL	5,240		893,691
10.25%, 01/10/28	BRL	8,520		1,488,831
				280,588,348
Chile: 3.0%
Bonos de la Tesoreria de la Republica de Chile
2.50%, 03/01/25	CLP	20,280,000		22,701,904
4.50%, 03/01/26	CLP	13,180,000		15,509,196
5.00%, 03/01/35	CLP	14,960,000		16,448,878
6.00%, 01/01/43	CLP	11,795,000		13,844,566
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
2.30%, 10/01/28	CLP	3,770,000		3,685,239
4.00%, 03/01/23	CLP	6,640,000		8,092,294
4.70%, 09/01/30	CLP	13,540,000		15,211,398
5.00%, 10/01/28	CLP	5,425,000		6,312,696
				101,806,171
China: 9.9%
China Government Bond
1.99%, 04/09/25	CNY	112,920		17,194,303
2.36%, 07/02/23	CNY	88,310		13,759,530
2.47%, 09/02/24	CNY	12,640		1,964,223
2.68%, 05/21/30	CNY	159,490		24,178,089
2.69%, 08/12/26	CNY	7,100		1,102,878
2.84%, 04/08/24	CNY	60,810		9,555,959
2.85%, 06/04/27	CNY	167,830		26,160,216
2.88%, 11/05/23	CNY	106,940		16,811,470
2.94%, 10/17/24	CNY	95,000		14,958,837
3.01%, 05/13/28	CNY	48,480		7,602,761
3.02%, 10/22/25	CNY	113,920		17,952,106
3.02%, 05/27/31	CNY	46,040		7,226,433
3.03%, 03/11/26	CNY	81,110		12,794,221
3.12%, 12/05/26	CNY	102,620		16,249,520
3.13%, 11/21/29	CNY	80,430		12,664,355
3.19%, 04/11/24	CNY	130,510		20,690,341
3.22%, 12/06/25	CNY	68,390		10,850,961
3.25%, 06/06/26	CNY	127,120		20,254,486
3.25%, 11/22/28	CNY	62,900		10,021,774
3.27%, 11/19/30	CNY	115,410		18,416,221
3.28%, 12/03/27	CNY	88,190		14,098,814
3.29%, 10/18/23	CNY	56,280		8,930,805
	Par (000’s		)	Value
China (continued)
3.29%, 05/23/29	CNY	93,150		$14,883,415
3.72%, 04/12/51	CNY	22,420		3,641,108
3.81%, 09/14/50	CNY	123,600		20,303,989
				342,266,815
Colombia: 3.9%
Colombia Government International Bond
4.38%, 03/21/23	COP	2,825,000		740,026
9.85%, 06/28/27	COP	4,334,000		1,314,593
Colombian TES
5.75%, 11/03/27	COP	44,555,000		10,784,868
6.00%, 04/28/28	COP	69,008,100		16,699,054
6.25%, 11/26/25	COP	44,221,000		11,402,767
6.25%, 07/09/36	COP	21,250,000		4,619,595
7.00%, 03/26/31	COP	26,260,000		6,448,767
7.00%, 06/30/32	COP	61,956,700		15,076,706
7.25%, 10/18/34	COP	63,600,000		15,519,431
7.25%, 10/26/50	COP	31,384,000		7,085,476
7.50%, 08/26/26	COP	63,831,700		17,047,405
7.75%, 09/18/30	COP	48,442,100		12,739,604
10.00%, 07/24/24	COP	41,973,800		12,110,438
Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	COP	12,300,000		3,350,146
				134,938,876
Czech Republic: 4.1%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	119,620		4,387,489
0.25%, 02/10/27	CZK	256,250		10,133,904
1.20%, 03/13/31	CZK	235,740		9,340,067
1.25%, 02/14/25	CZK	229,990		9,866,642
1.50%, 04/24/40	CZK	60,810		2,282,326
1.75%, 06/23/32	CZK	133,040		5,520,372
2.00%, 10/13/33	CZK	260,550		10,956,271
2.75%, 07/23/29	CZK	235,100		10,610,487
Czech Republic Government Bond Reg S
0.45%, 10/25/23	CZK	230,750		9,941,588
0.95%, 05/15/30	CZK	261,360		10,231,784
1.00%, 06/26/26	CZK	281,480		11,703,401
2.40%, 09/17/25	CZK	247,820		11,008,276
2.50%, 08/25/28	CZK	267,680		11,883,709
4.20%, 12/04/36	CZK	153,970		8,251,029
4.70%, 09/12/22	CZK	168,940		7,760,988
5.70%, 05/25/24	CZK	152,780		7,383,355
				141,261,688
Dominican Republic: 1.6%
Dominican Republic International Bond 144A 9.75%, 06/05/26	DOP	1,367,400		28,834,594
Dominican Republic International Bond Reg S 8.90%, 02/15/23	DOP	1,038,540		19,597,527

See Notes to Financial Statements

71

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Dominican Republic (continued)
9.75%, 06/05/26	DOP	391,740		$8,260,688
				56,692,809
Hungary: 3.7%
Hungary Government Bond
1.00%, 11/26/25	HUF	3,162,780		9,443,094
1.50%, 08/23/23	HUF	922,050		2,955,611
1.50%, 04/22/26	HUF	3,085,390		9,244,090
1.50%, 08/26/26	HUF	1,721,660		5,107,402
1.75%, 10/26/22	HUF	1,371,410		4,415,426
2.00%, 05/23/29	HUF	1,884,830		5,408,563
2.25%, 04/20/33	HUF	2,479,540		6,720,614
2.50%, 10/24/24	HUF	2,678,300		8,578,437
2.75%, 12/22/26	HUF	2,349,570		7,357,353
3.00%, 06/26/24	HUF	2,162,180		7,048,676
3.00%, 10/27/27	HUF	2,922,750		9,136,620
3.00%, 08/21/30	HUF	2,646,050		8,078,031
3.00%, 10/27/38	HUF	1,744,790		4,809,096
3.25%, 10/22/31	HUF	3,401,820		10,451,592
5.50%, 06/24/25	HUF	2,824,870		9,888,899
6.00%, 11/24/23	HUF	2,359,290		8,224,587
6.75%, 10/22/28	HUF	1,541,220		5,913,951
7.00%, 06/24/22	HUF	1,102,990		3,668,973
				126,451,015
Indonesia: 9.5%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	32,500,000		2,318,207
5.50%, 04/15/26	IDR	164,370,000		11,800,298
5.62%, 05/15/23	IDR	122,540,000		8,878,582
6.12%, 05/15/28	IDR	175,561,000		12,689,216
6.25%, 06/15/36	IDR	26,910,000		1,898,373
6.38%, 04/15/32	IDR	8,920,000		645,665
6.50%, 06/15/25	IDR	245,090,000		18,242,273
6.50%, 02/15/31	IDR	162,790,000		11,777,642
6.62%, 05/15/33	IDR	123,373,000		8,773,481
7.00%, 05/15/27	IDR	206,028,000		15,596,614
7.00%, 09/15/30	IDR	262,280,000		19,512,484
7.12%, 06/15/42	IDR	43,270,000		3,148,853
7.50%, 08/15/32	IDR	97,440,000		7,386,664
7.50%, 06/15/35	IDR	211,140,000		15,789,859
7.50%, 05/15/38	IDR	110,830,000		8,194,419
7.50%, 04/15/40	IDR	193,100,000		14,338,535
8.12%, 05/15/24	IDR	134,230,000		10,355,630
8.25%, 05/15/29	IDR	150,010,000		11,917,152
8.25%, 06/15/32	IDR	112,514,000		8,990,207
8.25%, 05/15/36	IDR	148,475,000		11,805,688
8.38%, 03/15/24	IDR	172,633,000		13,318,360
8.38%, 09/15/26	IDR	227,247,000		18,181,364
8.38%, 03/15/34	IDR	222,984,000		17,808,816
8.38%, 04/15/39	IDR	155,240,000		12,373,726
8.75%, 05/15/31	IDR	105,897,000		8,752,807
9.00%, 03/15/29	IDR	158,582,000		13,107,431
9.50%, 07/15/31	IDR	102,631,000		8,805,422
10.50%, 08/15/30	IDR	25,642,000		2,332,259
11.00%, 09/15/25	IDR	48,962,000		4,181,927
Perusahaan Penerbit SBSN
6.50%, 05/15/23	IDR	56,820,000		4,168,705
	Par (000’s		)	Value
Indonesia (continued)
6.62%, 10/15/24	IDR	42,440,000		$3,170,884
8.25%, 09/15/23	IDR	53,999,000		4,094,568
8.75%, 08/15/23	IDR	33,370,000		2,544,012
8.88%, 11/15/31	IDR	112,280,000		9,332,234
				326,232,357
Malaysia: 5.9%
Malaysia Government Bond
2.63%, 04/15/31	MYR	33,435		7,455,573
3.48%, 03/15/23	MYR	33,601		8,257,631
3.48%, 06/14/24	MYR	32,080		7,897,086
3.50%, 05/31/27	MYR	31,737		7,726,643
3.73%, 06/15/28	MYR	35,263		8,659,428
3.76%, 04/20/23	MYR	5,693		1,403,662
3.76%, 05/22/40	MYR	40,685		9,255,474
3.80%, 08/17/23	MYR	18,256		4,514,469
3.83%, 07/05/34	MYR	35,835		8,389,138
3.88%, 08/15/29	MYR	36,847		9,077,091
3.90%, 11/30/26	MYR	24,544		6,120,020
3.90%, 11/16/27	MYR	27,405		6,799,880
3.91%, 07/15/26	MYR	15,065		3,755,577
3.96%, 09/15/25	MYR	48,261		12,061,972
4.06%, 09/30/24	MYR	14,019		3,511,323
4.07%, 06/15/50	MYR	31,028		7,115,490
4.18%, 07/15/24	MYR	17,745		4,445,901
4.25%, 05/31/35	MYR	22,361		5,508,268
4.76%, 04/07/37	MYR	27,945		7,190,189
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	24,090		5,884,628
3.42%, 09/30/27	MYR	28,051		6,822,116
3.45%, 07/15/36	MYR	18,890		4,201,742
3.46%, 10/15/30	MYR	43,857		10,402,598
3.65%, 10/15/24	MYR	23,831		5,911,342
3.73%, 03/31/26	MYR	45,206		11,191,546
4.09%, 11/30/23	MYR	10,229		2,555,423
4.13%, 08/15/25	MYR	20,520		5,146,544
4.13%, 07/09/29	MYR	22,545		5,669,404
4.26%, 07/26/27	MYR	20,699		5,255,701
4.37%, 10/31/28	MYR	28,983		7,407,024
4.42%, 09/30/41	MYR	9,740		2,394,895
				201,987,778
Mexico: 7.0%
Mexican Bonos
5.75%, 03/05/26	MXN	644,129		29,632,723
6.50%, 06/09/22	MXN	424,233		20,689,521
6.75%, 03/09/23	MXN	325,768		15,918,892
7.50%, 06/03/27	MXN	269,273		13,173,082
7.75%, 05/29/31	MXN	334,584		16,553,123
7.75%, 11/23/34	MXN	144,219		7,117,233
7.75%, 11/13/42	MXN	324,160		15,514,122
8.00%, 12/07/23	MXN	382,683		19,027,827
8.00%, 09/05/24	MXN	420,959		20,971,287
8.00%, 11/07/47	MXN	346,253		16,962,790
8.50%, 05/31/29	MXN	431,597		22,282,545
8.50%, 11/18/38	MXN	373,154		19,201,117
10.00%, 12/05/24	MXN	325,266		17,107,071

See Notes to Financial Statements

72

	Par (000’s		)	Value
Mexico (continued)
10.00%, 11/20/36	MXN	117,776		$6,924,033
				241,075,366
Peru: 3.0%
Peru Government Bond
5.35%, 08/12/40	PEN	29,280		6,221,566
5.40%, 08/12/34	PEN	39,945		9,158,966
5.70%, 08/12/24	PEN	23,033		5,957,181
5.94%, 02/12/29	PEN	55,760		14,484,251
6.15%, 08/12/32	PEN	51,950		13,221,639
6.35%, 08/12/28	PEN	53,685		14,298,978
6.90%, 08/12/37	PEN	50,245		12,779,608
6.95%, 08/12/31	PEN	51,122		13,888,054
8.20%, 08/12/26	PEN	42,735		12,210,446
				102,220,689
Philippines: 1.6%
Philippine Government International Bond
3.90%, 11/26/22	PHP	881,200		17,611,280
6.25%, 01/14/36	PHP	1,656,500		38,371,429
				55,982,709
Poland: 4.8%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	56,579		12,802,708
0.75%, 04/25/25	PLN	51,422		12,302,647
1.25%, 10/25/30	PLN	61,412		13,629,793
2.25%, 10/25/24	PLN	63,341		15,960,809
2.50%, 01/25/23	PLN	49,772		12,607,320
2.50%, 04/25/24	PLN	9,901		2,510,609
2.50%, 07/25/26	PLN	46,491		11,782,960
2.50%, 07/25/27	PLN	58,212		14,673,301
2.75%, 04/25/28	PLN	64,881		16,536,587
2.75%, 10/25/29	PLN	87,259		22,082,602
3.25%, 07/25/25	PLN	72,491		18,868,044
4.00%, 10/25/23	PLN	41,614		10,851,696
5.75%, 09/23/22	PLN	2,973		774,114
				165,383,190
Romania: 3.3%
Romania Government Bond
3.25%, 04/29/24	RON	30,555		7,026,121
3.25%, 06/24/26	RON	20,615		4,576,460
3.50%, 12/19/22	RON	27,255		6,368,792
3.65%, 07/28/25	RON	30,815		7,044,876
3.65%, 09/24/31	RON	28,110		5,939,620
3.70%, 11/25/24	RON	26,480		6,112,860
4.00%, 10/25/23	RON	28,625		6,715,617
4.15%, 01/26/28	RON	27,760		6,321,632
4.15%, 10/24/30	RON	21,120		4,697,215
4.25%, 06/28/23	RON	27,515		6,477,183
4.40%, 09/25/23	RON	27,700		6,548,379
4.50%, 06/17/24	RON	30,545		7,216,420
4.75%, 02/24/25	RON	27,575		6,537,241
4.75%, 10/11/34	RON	13,480		3,080,927
4.85%, 04/22/26	RON	27,610		6,558,577
5.00%, 02/12/29	RON	30,730		7,278,267
5.80%, 07/26/27	RON	28,800		7,127,046
	Par (000’s		)	Value
Romania (continued)
5.85%, 04/26/23	RON	27,920		$6,718,574
				112,345,807
Russia: 4.8%
Russian Federal Bond
4.50%, 07/16/25	RUB	759,043		9,441,621
5.70%, 05/17/28	RUB	902,714		11,199,893
6.00%, 10/06/27	RUB	855,664		10,857,696
6.10%, 07/18/35	RUB	802,175		9,541,034
6.50%, 02/28/24	RUB	490,206		6,657,939
6.90%, 05/23/29	RUB	662,638		8,725,778
6.90%, 07/23/31	RUB	590,500		7,694,006
7.00%, 08/16/23	RUB	413,423		5,708,440
7.05%, 01/19/28	RUB	624,345		8,342,197
7.10%, 10/16/24	RUB	287,003		3,926,162
7.15%, 11/12/25	RUB	440,677		5,982,348
7.25%, 05/10/34	RUB	660,168		8,772,656
7.40%, 12/07/22	RUB	164,765		2,303,572
7.40%, 07/17/24	RUB	441,658		6,096,191
7.65%, 04/10/30	RUB	820,939		11,301,248
7.70%, 03/23/33	RUB	623,773		8,578,837
7.70%, 03/16/39	RUB	568,575		7,806,551
7.75%, 09/16/26	RUB	630,150		8,741,668
7.95%, 10/07/26	RUB	620,508		8,669,748
8.15%, 02/03/27	RUB	645,366		9,098,594
8.50%, 09/17/31	RUB	475,262		6,914,217
				166,360,396
Serbia: 1.7%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	2,067,450		21,449,695
4.50%, 08/20/32	RSD	2,043,630		20,919,208
5.88%, 02/08/28	RSD	1,537,500		17,159,858
				59,528,761
South Africa: 6.2%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	180,744		8,176,698
6.50%, 02/28/41	ZAR	160,740		6,883,509
7.00%, 02/28/31	ZAR	249,923		13,521,328
7.75%, 02/28/23	ZAR	36,831		2,489,951
8.00%, 01/31/30	ZAR	494,512		29,553,601
8.25%, 03/31/32	ZAR	381,541		22,026,565
8.50%, 01/31/37	ZAR	388,229		21,282,340
8.75%, 01/31/44	ZAR	335,545		18,191,194
8.75%, 02/28/48	ZAR	574,133		31,013,720
8.88%, 02/28/35	ZAR	357,308		20,743,438
9.00%, 01/31/40	ZAR	261,229		14,658,709
10.50%, 12/21/26	ZAR	358,058		25,829,629
				214,370,682
Thailand: 6.6%
Thailand Government Bond
0.75%, 06/17/24	THB	394,164		11,859,344
0.95%, 06/17/25	THB	420,970		12,670,612
1.00%, 06/17/27	THB	121,810		3,608,894
1.45%, 12/17/24	THB	435,317		13,329,540
1.58%, 12/17/35	THB	197,154		5,333,890
1.60%, 12/17/29	THB	372,196		11,113,104
1.60%, 06/17/35	THB	147,574		4,041,789

See Notes to Financial Statements

73

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Thailand (continued)
1.88%, 06/17/22	THB	207,958		$6,319,784
2.00%, 12/17/22	THB	303,938		9,304,902
2.00%, 12/17/31	THB	97,949		2,955,660
2.00%, 06/17/42	THB	128,037		3,444,036
2.12%, 12/17/26	THB	433,354		13,642,434
2.40%, 12/17/23	THB	417,875		13,040,222
2.88%, 12/17/28	THB	346,951		11,358,856
2.88%, 06/17/46	THB	324,829		10,013,084
3.30%, 06/17/38	THB	457,702		15,047,358
3.40%, 06/17/36	THB	372,517		12,354,954
3.62%, 06/16/23	THB	319,026		10,077,320
3.65%, 06/20/31	THB	349,777		12,110,995
3.77%, 06/25/32	THB	508,272		17,838,981
3.85%, 12/12/25	THB	367,613		12,296,827
4.75%, 12/20/24	THB	824		27,758
4.88%, 06/22/29	THB	396,820		14,591,868
				226,382,212
Turkey: 2.8%
Turkey Government Bond
7.10%, 03/08/23	TRY	82,064		7,514,948
8.00%, 03/12/25	TRY	60,438		4,701,708
8.50%, 09/14/22	TRY	35,846		3,493,206
9.00%, 07/24/24	TRY	79,637		6,700,502
10.40%, 03/20/24	TRY	30,713		2,734,261
	Par (000’s		)	Value
Turkey (continued)
10.50%, 08/11/27	TRY	67,522		$4,957,856
10.60%, 02/11/26	TRY	103,169		8,272,705
10.70%, 08/17/22	TRY	53,329		5,316,148
11.00%, 02/24/27	TRY	71,445		5,465,104
11.70%, 11/13/30	TRY	149,927		10,759,024
12.20%, 01/18/23	TRY	79,286		7,808,910
12.40%, 03/08/28	TRY	50,092		3,969,788
12.60%, 10/01/25	TRY	172,722		15,053,435
16.20%, 06/14/23	TRY	85,215		8,729,638
				95,477,233
Uruguay: 1.6%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	1,527,592		34,481,170
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	128,113		3,022,451
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	810,098		19,111,887
				56,615,508
Total Government Obligations (Cost: $3,467,418,400)				3,207,968,410
Total Investments: 97.6% (Cost: $3,644,886,745)				3,362,082,935
Other assets less liabilities: 2.4%				82,526,679
NET ASSETS: 100.0%				$3,444,609,614

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

74

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $68,911,647, or 2.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	0.1%	$2,370,765
Financials	4.1	138,329,054
Government Activity	95.4	3,207,968,410
Industrials	0.2	7,818,212
Utilities	0.2	5,596,494
	100.0%	$3,362,082,935

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$154,114,525	$—	$154,114,525
Government Obligations *	—	3,207,968,410	—	3,207,968,410
Total Investments	$—	$3,362,082,935	$—	$3,362,082,935

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

75

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.8%
Brazil: 1.5%
Vale Overseas Ltd.
3.75%, 07/08/30	$50		$50,936
6.88%, 11/21/36	75		98,162
			149,098
Canada: 5.7%
Alimentation Couche-Tard, Inc. 144A 3.55%, 07/26/27	50		54,183
Bank of Nova Scotia 4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	50		53,484
Canadian Natural Resources Ltd. 6.25%, 03/15/38	50		66,936
CI Financial Corp. 4.10%, 06/15/51	40		43,971
Enbridge, Inc. 3.12%, 11/15/29	75		79,423
5.50%, 07/15/77	50		53,963
Spectra Energy Partners LP 4.75%, 03/15/24	50		53,892
Suncor Energy, Inc. 6.50%, 06/15/38	50		69,539
TransCanada PipeLines Ltd. 7.62%, 01/15/39	50		77,541
Transcanada Trust 5.50% (United States Secured Overnight Financing Rate+4.42%), 09/15/79	25		27,344
			580,276
China: 1.0%
Bank of China Hong Kong Ltd. 144A 5.90% (US Treasury Yield Curve Rate T 5 Year+3.04%), 09/14/23 (o)	50		53,136
Meituan 144A 3.05%, 10/28/30	50		46,487
			99,623
Denmark: 1.0%
Danske Bank AS 144A 1.17% (US Treasury Yield Curve Rate T 1 Year+1.03%), 12/08/23	100		100,309
France: 6.2%
BNP Paribas SA 144A
4.62%, 03/13/27	50		55,595
7.20% (ICE LIBOR USD 3 Month+1.29%), 06/25/37 (o) †	125		129,844
Credit Agricole SA 144A 4.38%, 03/17/25	100		108,476
Societe Generale SA 144A
3.00%, 01/22/30 †	50		51,580
4.25%, 04/14/25	50		53,567
4.75%, 09/14/28	100		114,780
	Par (000’s	)	Value
France (continued)
5.00%, 01/17/24	$100		$107,406
			621,248
Germany: 1.4%
Deutsche Bank AG 3.30%, 11/16/22	100		102,685
E.ON International Finance BV 144A 6.65%, 04/30/38	25		36,337
			139,022
India: 0.5%
Bharti Airtel Ltd. 144A 4.38%, 06/10/25	50		53,447
Italy: 3.5%
Enel Finance International NV 144A
3.62%, 05/25/27	200		218,398
6.00%, 10/07/39	50		68,517
Intesa Sanpaolo SpA 144A 3.38%, 01/12/23	50		51,500
			338,415
Luxembourg: 1.5%
DH Europe Finance II Sarl 3.25%, 11/15/39	50		53,526
Gazprom PJSC Via Gaz Capital SA 144A 7.29%, 08/16/37	75		101,365
			154,891
Mexico: 1.2%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.38%, 04/11/27	50		52,938
Southern Copper Corp. 6.75%, 04/16/40	50		69,507
			122,445
Netherlands: 1.8%
Heineken NV 144A 2.75%, 04/01/23	25		25,701
Lukoil Securities BV 144A 3.88%, 05/06/30	50		51,963
Prosus NV 144A
3.06%, 07/13/31	50		48,573
3.68%, 01/21/30	50		51,449
			177,686
Saudi Arabia: 0.6%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	50		62,974
Spain: 1.6%
Banco Santander SA 2.75%, 12/03/30	50		49,106
Santander Holdings USA, Inc.
4.40%, 07/13/27	50		55,652
4.50%, 07/17/25	50		54,760
			159,518
Switzerland: 2.4%
Credit Suisse Group AG 144A

See Notes to Financial Statements

76

	Par (000’s	)	Value
Switzerland (continued)
3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	$100		$101,893
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	125		138,401
			240,294
United Kingdom: 6.0%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	200		200,694
5.20%, 05/12/26	100		113,143
Lloyds Bank Plc 144A 12.00% (ICE LIBOR USD 3 Month+11.76%), 12/29/49 (o)	50		51,563
Standard Chartered Plc 144A 4.30%, 02/19/27	200		215,263
			580,663
United States: 62.9%
7-Eleven, Inc. 144A 0.62%, 02/10/23	25		24,966
Altria Group, Inc.
4.00%, 02/04/61	50		47,959
4.25%, 08/09/42	100		103,173
4.80%, 02/14/29	125		142,499
Ares Capital Corp.
3.50%, 02/10/23	50		51,547
3.88%, 01/15/26	50		53,059
AT&T, Inc.
4.12%, 02/17/26	75		82,749
4.30%, 02/15/30	100		113,623
4.35%, 03/01/29	100		113,595
4.45%, 04/01/24	50		53,809
5.25%, 03/01/37	100		124,344
Bayer US Finance II LLC 144A 3.88%, 12/15/23	50		52,813
Becton Dickinson and Co. 3.36%, 06/06/24	75		79,114
Berry Global, Inc. 144A 4.88%, 07/15/26	25		26,219
Brighthouse Financial, Inc. 4.70%, 06/22/47	50		57,459
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 02/01/24	25		26,825
4.91%, 07/23/25	125		139,051
5.05%, 03/30/29	125		145,838
5.12%, 07/01/49	20		23,707
5.38%, 05/01/47	75		91,077
6.48%, 10/23/45	50		69,079
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		25,349
Enterprise Products Operating LLC 5.95%, 02/01/41	50		68,000
	Par (000’s	)	Value
United States (continued)
Exelon Corp. 4.05%, 04/15/30	$100		$112,652
Exelon Generation Co. LLC 3.25%, 06/01/25	50		52,866
Fifth Third Bancorp 8.25%, 03/01/38	35		57,864
FS KKR Capital Corp. 3.40%, 01/15/26	25		25,708
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	175		213,085
General Electric Co.
3.45%, 05/01/27	75		81,801
4.35%, 05/01/50	50		63,749
5.88%, 01/14/38	50		69,112
6.75%, 03/15/32	50		68,770
GLP Capital LP / GLP Financing II, Inc. 5.38%, 04/15/26	50		56,447
HCA, Inc.
4.12%, 06/15/29	75		83,113
5.00%, 03/15/24	100		108,858
5.12%, 06/15/39	50		62,008
5.25%, 06/15/26	50		56,710
5.50%, 06/15/47	50		66,084
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	75		105,899
L3Harris Technologies, Inc. 4.40%, 06/15/28	25		28,538
Lowe’s Cos, Inc. 4.00%, 04/15/25	25		27,231
McDonald’s Corp. 2.62%, 09/01/29	35		36,272
3.60%, 07/01/30	50		55,479
4.45%, 03/01/47	50		62,437
4.45%, 09/01/48	50		62,783
4.88%, 12/09/45	50		65,273
6.30%, 03/01/38	50		71,482
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	50		52,106
Mondelez International, Inc.
1.50%, 05/04/25	25		25,218
2.75%, 04/13/30	25		26,059
Northrop Grumman Corp. 2.93%, 01/15/25	25		26,230
Oracle Corp.
2.50%, 04/01/25	125		129,665
2.88%, 03/25/31	75		76,994
3.60%, 04/01/40	75		78,282
3.80%, 11/15/37	50		53,711
4.00%, 07/15/46	50		54,075
6.50%, 04/15/38	75		104,921
Owl Rock Capital Corp. 3.40%, 07/15/26	50		51,404
Prudential Financial, Inc.

See Notes to Financial Statements

77

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
5.70% (ICE LIBOR USD 3 Month+2.67%), 09/15/48 †	$50		$56,762
Raytheon Technologies Corp. 3.95%, 08/16/25	50		54,600
Sabine Pass Liquefaction LLC 5.00%, 03/15/27	25		28,358
Sherwin-Williams Co.
3.45%, 06/01/27	50		54,275
4.50%, 06/01/47	25		31,317
Southern Co. 3.70%, 04/30/30	25		27,115
Stellantis NV 5.25%, 04/15/23	50		53,201
Synchrony Financial
3.95%, 12/01/27	50		54,613
4.25%, 08/15/24	50		53,670
Sysco Corp.
3.30%, 07/15/26	25		26,798
5.95%, 04/01/30	75		94,989
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	25		25,141
2.95%, 09/19/26	50		53,265
4.10%, 08/15/47	50		61,984
4.50%, 03/25/30	50		58,893
Time Warner Cable LLC 7.30%, 07/01/38	100		144,097
Time Warner Entertainment Co. LP
8.38%, 03/15/23	75		82,756
8.38%, 07/15/33	50		73,555
T-Mobile USA, Inc.
3.50%, 04/15/25	150		160,036
3.75%, 04/15/27	155		168,237
3.88%, 04/15/30	35		38,295
Valero Energy Corp. 6.62%, 06/15/37	50		68,397
Verizon Communications, Inc. 1.45%, 03/20/26	100		99,795
3.38%, 02/15/25	50		53,437
3.50%, 11/01/24	50		53,344
4.02%, 12/03/29	50		56,067
4.12%, 03/16/27	100		111,790
4.33%, 09/21/28	100		114,202
Wells Fargo & Co.
4.65%, 11/04/44	50		61,819
5.38%, 11/02/43	100		133,565
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	50		57,548
			6,300,661
Total Corporate Bonds (Cost: $9,876,112)			9,880,570
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8% (Cost: $183,085)
Money Market Fund: 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	183,085	$183,085
Total Investments: 100.6% (Cost: $10,059,197)		10,063,655
Liabilities in excess of other assets: (0.6)%		(60,252)
NET ASSETS: 100.0%		$10,003,403

See Notes to Financial Statements

78

Definitions:
USD	United States Dollar

Footnotes:
(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $224,414.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,387,098, or 23.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.3%	$330,415
Consumer Cyclicals	9.4	929,734
Consumer Non-Cyclicals	8.1	800,794
Energy	8.2	814,520
Financials	31.4	3,105,499
Healthcare	7.2	707,982
Industrials	2.8	272,547
Real Estate	0.6	56,447
Technology	24.0	2,366,683
Utilities	5.0	495,949
	100.0%	$9,880,570

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$9,880,570	$—	$9,880,570
Money Market Fund	183,085	—	—	183,085
Total Investments	$183,085	$9,880,570	$—	$10,063,655

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

79

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.6%
Brazil: 1.0%
Vale Overseas Ltd.
3.75%, 07/08/30	$50		$50,936
6.88%, 11/21/36	75		98,162
			149,098
Canada: 7.8%
Alimentation Couche-Tard, Inc. 144A 2.95%, 01/25/30 †	100		103,822
Bank of Nova Scotia
3.40%, 02/11/24	50		52,783
4.50%, 12/16/25	50		55,693
4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	100		106,968
Brookfield Finance, Inc. 4.35%, 04/15/30	100		114,132
Canadian Imperial Bank of Commerce 3.10%, 04/02/24 †	100		105,241
Canadian Natural Resources Ltd. 6.25%, 03/15/38	50		66,936
CI Financial Corp. 3.20%, 12/17/30	40		41,014
Enbridge, Inc.
3.12%, 11/15/29	100		105,897
5.50%, 07/15/77	100		107,926
Suncor Energy, Inc. 6.80%, 05/15/38	75		106,760
Toronto-Dominion Bank 3.25%, 03/11/24	50		52,749
TotalEnergies Capital Canada Ltd. 2.75%, 07/15/23	25		25,976
TransCanada PipeLines Ltd. 6.20%, 10/15/37	75		102,308
			1,148,205
China: 1.7%
Bank of China Hong Kong Ltd. 144A 5.90% (US Treasury Yield Curve Rate T 5 Year+3.04%), 09/14/23 (o)	100		106,273
Meituan 144A 3.05%, 10/28/30	50		46,487
Tencent Holdings Ltd. 144A 3.28%, 04/11/24	100		104,723
			257,483
Denmark: 1.0%
Danske Bank A/S 144A 1.62% (US Treasury Yield Curve Rate T 1 Year+1.35%), 09/11/26	150		149,019
France: 5.5%
BNP Paribas SA 144A
	Par (000’s	)	Value
France (continued)
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	$50		$48,213
2.87% (United States Secured Overnight Financing Rate+1.39%), 04/19/32	50		50,901
3.50%, 03/01/23	50		51,877
4.38%, 05/12/26	75		82,108
7.20% (ICE LIBOR USD 3 Month+1.29%), 06/25/37 (o) †	100		103,875
Credit Agricole SA 144A 3.25%, 01/14/30	100		104,103
Societe Generale SA 144A
3.00%, 01/22/30 †	100		103,161
4.25%, 04/14/25	200		214,270
TotalEnergies Capital International SA 3.70%, 01/15/24	75		79,667
			838,175
Germany: 1.6%
Deutsche Bank AG
3.30%, 11/16/22	100		102,685
3.70%, 05/30/24	50		52,946
E.ON International Finance BV 144A 6.65%, 04/30/38	50		72,674
			228,305
Guernsey: 0.4%
Credit Suisse Group AG 4.88%, 05/15/45	50		63,536
Italy: 2.9%
Enel Finance International NV 144
3.50%, 04/06/28	100		108,537
3.62%, 05/25/27	50		54,600
6.80%, 09/15/37	100		144,832
Eni SpA 144A 4.75%, 09/12/28	100		116,420
			424,389
Japan: 1.2%
Mitsui Sumitomo Insurance Co. Ltd. 144A 4.95% (USD Swap Semi 30/360 5 Year+3.26%), 12/31/99 (o)	50		56,688
Nomura Holdings, Inc. 2.65%, 01/16/25	50		51,772
NTT Finance Corp. 144A 0.37%, 03/03/23	25		24,978
Sumitomo Mitsui Financial Group, Inc. 2.78%, 10/18/22	50		51,125
			184,563
Luxembourg: 0.7%
Gazprom PJSC Via Gaz Capital SA 144A 4.95%, 02/06/28	100		110,155

See Notes to Financial Statements

80

	Par (000’s	)	Value
Mexico: 1.1%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.38%, 04/11/27	$50		$52,938
Southern Copper Corp. 6.75%, 04/16/40	75		104,260
			157,198
Saudi Arabia: 3.4%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	50		62,974
Saudi Arabian Oil Co. 144A
3.50%, 04/16/29	200		213,865
4.25%, 04/16/39	100		112,252
4.38%, 04/16/49	100		115,193
			504,284
Spain: 1.1%
Santander Holdings USA, Inc.
4.40%, 07/13/27	50		55,652
4.50%, 07/17/25	100		109,521
			165,173
Switzerland: 2.5%
Credit Suisse Group AG 144A
3.57%, 01/09/23	100		100,553
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	250		276,803
			377,356
United Kingdom: 8.5%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	200		200,695
5.20%, 05/12/26	200		226,285
Credit Agricole SA 144A
1.91% (United States Secured Overnight Financing Rate+1.68%), 06/16/26	50		50,513
4.12%, 01/10/27	100		110,645
HSBC Holdings Plc 6.10%, 01/14/42	50		72,010
Lloyds Banking Group Plc 4.55%, 08/16/28	200		228,387
Sky Ltd. 144A 3.75%, 09/16/24	50		53,882
Standard Chartered Plc 144A
5.20%, 01/26/24	200		215,574
5.30%, 01/09/43	125		154,009
			1,312,000
United States: 58.2%
Ally Financial, Inc. 8.00%, 11/01/31	50		71,643
Altria Group, Inc.
4.25%, 08/09/42	100		103,173
4.80%, 02/14/29	100		113,999
Amazon.com, Inc. 5.20%, 12/03/25	50		57,371
Apple, Inc. 2.75%, 01/13/25	50		52,562
	Par (000’s	)	Value
United States (continued)
3.20%, 05/11/27	$100		$108,572
3.25%, 02/23/26	100		107,888
3.35%, 02/09/27	75		81,738
4.45%, 05/06/44 †	25		31,988
4.65%, 02/23/46	50		66,164
Ares Capital Corp. 4.20%, 06/10/24	100		106,483
AT&T, Inc.
3.40%, 05/15/25	50		53,439
3.80%, 02/15/27	100		109,379
4.30%, 02/15/30	150		170,434
5.25%, 03/01/37	100		124,344
Bank of America Corp.
4.08% (ICE LIBOR USD 3 Month+3.15%), 03/20/51	125		151,161
4.44% (ICE LIBOR USD 3 Month+1.99%), 01/20/48	100		126,368
BBVA Bancomer SA 144A 4.38%, 04/10/24	50		53,688
Becton Dickinson and Co. 3.36%, 06/06/24	50		52,742
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		24,541
3.70%, 07/15/30	100		111,832
4.25%, 10/15/50	50		62,367
6.12%, 04/01/36	75		103,217
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	110		136,152
Berkshire Hathaway, Inc. 3.12%, 03/15/26	125		134,605
Booking Holdings, Inc. 4.62%, 04/13/30	50		59,008
Capital One Financial Corp. 3.75%, 07/28/26	75		81,134
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/25	100		111,241
5.05%, 03/30/29	100		116,670
5.38%, 04/01/38	75		90,167
6.48%, 10/23/45	100		138,158
Chevron Corp. 2.90%, 03/03/24	50		52,288
Chevron USA, Inc. 6.00%, 03/01/41	50		74,181
DH Europe Finance II Sarl 2.60%, 11/15/29 †	75		78,078
DuPont de Nemours, Inc. 5.32%, 11/15/38	50		64,582
Enterprise Products Operating LLC 5.95%, 02/01/41	40		54,400
Exelon Generation Co. LLC
3.25%, 06/01/25	50		52,866
6.25%, 10/01/39	50		64,035
Exxon Mobil Corp.

See Notes to Financial Statements

81

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
2.99%, 03/19/25	$150		$158,627
3.48%, 03/19/30	50		55,408
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	175		213,086
General Electric Co.
6.75%, 03/15/32	40		55,016
6.88%, 01/10/39	125		190,450
GlaxoSmithKline Capital, Inc. 2.80%, 03/18/23	50		51,598
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	75		83,292
HCA, Inc.
4.12%, 06/15/29	75		83,113
5.00%, 03/15/24	100		108,858
5.25%, 04/15/25	75		84,125
5.50%, 06/15/47	125		165,206
Home Depot, Inc.
3.75%, 02/15/24	75		79,582
5.88%, 12/16/36	75		105,763
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	75		105,899
Lockheed Martin Corp. 2.90%, 03/01/25	50		52,765
Marathon Petroleum Corp. 6.50%, 03/01/41	50		69,565
McDonald’s Corp.
3.80%, 04/01/28	25		27,898
4.70%, 12/09/35	50		61,574
4.88%, 12/09/45	50		65,273
6.30%, 10/15/37	50		71,772
Microsoft Corp.
2.70%, 02/12/25	50		52,729
2.88%, 02/06/24	50		52,331
3.12%, 11/03/25	100		107,339
3.30%, 02/06/27	120		131,145
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	50		52,106
Mondelez International, Inc. 2.75%, 04/13/30	25		26,059
Oracle Corp.
2.95%, 04/01/30	50		51,862
3.85%, 07/15/36	75		81,132
4.12%, 05/15/45	100		109,959
4.30%, 07/08/34	50		56,613
5.38%, 07/15/40	75		95,088
6.50%, 04/15/38	50		69,947
PepsiCo, Inc. 2.75%, 04/30/25	100		105,384
Prudential Financial, Inc. 5.70% (ICE LIBOR USD 3 Month+2.67%), 09/15/48 †	50		56,762
Sherwin-Williams Co. 3.45%, 06/01/27	50		54,275
Synchrony Financial
	Par (000’s	)	Value
United States (continued)
4.25%, 08/15/24	$50		$53,670
4.50%, 07/23/25	75		82,083
Sysco Corp.
3.30%, 07/15/26	50		53,596
5.95%, 04/01/30	100		126,652
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	50		48,964
2.95%, 09/19/26	50		53,265
4.10%, 08/15/47	50		61,984
4.50%, 03/25/30	50		58,893
Time Warner Cable LLC
6.55%, 05/01/37	100		134,538
6.75%, 06/15/39	75		102,827
Time Warner Entertainment Co. LP 8.38%, 03/15/23	75		82,756
T-Mobile USA, Inc.
3.50%, 04/15/25	50		53,345
3.75%, 04/15/27	150		162,810
3.88%, 04/15/30	200		218,826
United Parcel Service, Inc. 3.90%, 04/01/25	20		21,751
Valero Energy Corp. 7.50%, 04/15/32	50		69,686
Verizon Communications, Inc.
3.38%, 02/15/25	50		53,437
4.02%, 12/03/29	150		168,202
4.12%, 03/16/27	125		139,738
Walmart, Inc.
2.85%, 07/08/24	50		52,658
3.30%, 04/22/24	50		52,885
3.55%, 06/26/25	60		65,536
Wells Fargo & Co.
4.90%, 11/17/45	100		128,828
5.01% (United States Secured Overnight Financing Rate+4.50%), 04/04/51	150		207,499
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	50		57,548
			8,656,236
Total Corporate Bonds (Cost: $14,807,529)			14,725,175

	Number of Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $216,883)
Money Market Fund: 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	216,883		216,883

See Notes to Financial Statements

82

Value
Total Investments: 100.1% (Cost: $15,024,412)	$14,942,058
Liabilities in excess of other assets: (0.1)%	(17,144)
NET ASSETS: 100.0%	$14,924,914

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $432,059.
(o)	Perpetual Maturity — the date shown is the next call date

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,582,711, or 24.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.5%	$372,215
Consumer Cyclicals	7.1	1,038,359
Consumer Non-Cyclicals	10.3	1,518,123
Energy	13.3	1,960,050
Financials	36.1	5,312,155
Healthcare	5.2	768,748
Industrials	1.8	262,248
Real Estate	0.6	83,292
Technology	20.4	3,007,323
Utilities	2.7	402,662
	100.0%	$14,725,175

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$14,725,175	$—	$14,725,175
Money Market Fund	216,883	—	—	216,883
Total Investments	$216,883	$14,725,175	$—	$14,942,058

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

83

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Real Estate Investment Trusts: 99.8%
AGNC Investment Corp.	1,729,951	$27,540,820
Annaly Capital Management, Inc.	4,817,269	40,754,096
Apollo Commercial Real Estate Finance, Inc.	831,378	12,587,063
Arbor Realty Trust, Inc. †	772,168	15,528,298
Ares Commercial Real Estate Corp. †	395,356	6,175,461
ARMOUR Residential REIT, Inc. †	562,227	5,914,628
Blackstone Mortgage Trust, Inc.	484,525	15,940,872
BrightSpire Capital, Inc.	605,054	5,935,580
Broadmark Realty Capital, Inc.	861,044	8,885,974
Chimera Investment Corp.	1,034,822	16,153,571
Dynex Capital, Inc.	265,666	4,649,155
Ellington Financial, Inc.	446,299	8,113,716
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	267,679	16,167,812
Invesco Mortgage Capital, Inc. †	1,853,975	5,821,481
KKR Real Estate Finance Trust, Inc. †	269,606	5,853,146
Ladder Capital Corp.	911,814	10,941,768
MFA Financial, Inc.	2,660,011	11,996,650
	Number of Shares	Value
Real Estate Investment Trusts (continued)
New Residential Investment Corp.	1,424,425	$16,181,468
New York Mortgage Trust, Inc.	2,636,303	11,573,370
Orchid Island Capital, Inc. †	1,035,120	5,134,195
PennyMac Mortgage Investment Trust	635,337	12,802,041
Ready Capital Corp.	397,272	6,145,798
Redwood Trust, Inc.	651,205	8,830,340
Starwood Property Trust, Inc.	972,978	24,781,750
Two Harbors Investment Corp. †	2,037,570	13,081,199
Total Common Stocks (Cost: $288,057,600)		317,490,252

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3% (Cost: $7,259,944)
Money Market Fund: 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio	7,259,944	7,259,944
Total Investments: 102.1% (Cost: $295,317,544)		324,750,196
Liabilities in excess of other assets: (2.1)%		(6,577,706)
NET ASSETS: 100.0%		$318,172,490

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $27,604,213.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$317,490,252

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$317,490,252	$—	$—	$317,490,252
Money Market Fund	7,259,944	—	—	7,259,944
Total Investments	$324,750,196	$—	$—	$324,750,196

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

84

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2021 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.7%
Basic Materials: 3.5%
ArcelorMittal SA 5.50%, 05/18/23 †	471,619	$38,078,518
Consumer Cyclicals: 7.0%
Aptiv Plc 5.50%, 06/15/23	135,591	26,196,181
Ford Motor Co.
6.00%, 12/01/59	377,296	10,292,635
6.20%, 06/01/59 †	353,715	9,727,162
Qurate Retail, Inc. 8.00%, 03/15/31	147,381	16,091,058
QVC, Inc. 6.25%, 11/26/68 †	235,904	6,168,890
ViacomCBS, Inc. 5.75%, 04/01/24 †	117,905	7,148,580
		75,624,506
Consumer Non-Cyclicals: 3.2%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81 †	117,905	3,046,665
CHS, Inc.
6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 †	232,273	6,531,517
7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	198,080	5,518,509
7.50%, 01/21/25	244,063	7,075,386
7.88%, 09/26/23 †	253,024	7,216,244
8.00%, 07/18/23 †	144,693	4,427,606
		33,815,927
Energy: 3.6%
Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	282,972	7,600,628
Energy Transfer LP
7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	212,229	5,356,660
7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	377,296	9,628,594
7.62% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	209,871	5,255,170
NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	148,371	2,065,324
NuStar Energy LP 7.62% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	181,573	4,112,629
NuStar Logistics LP 6.87% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	189,827	4,789,335
		38,808,340
Financials: 2.2%
Qwest Corp.
6.50%, 09/01/56	461,008	11,834,075
6.75%, 06/15/57	311,269	8,189,487
SCE Trust IV
	Number of Shares	Value
Financials (continued)
5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	153,276	$3,841,097
		23,864,659
Healthcare: 6.4%
Avantor, Inc. 6.25%, 05/15/22	244,063	30,210,118
Becton Dickinson and Co. 6.00%, 06/01/23 †	353,715	18,605,409
Boston Scientific Corp. 5.50%, 06/01/23	118,636	13,885,157
Elanco Animal Health, Inc. 5.00%, 02/01/23 †	129,695	6,572,943
		69,273,627
Industrials: 6.0%
Clarivate Plc 5.25%, 06/01/24	169,488	15,584,422
Crestwood Equity Partners LP 9.25% †	840,190	8,595,144
GFL Environmental, Inc. 6.00%, 03/15/23	170,019	16,039,592
RBC Bearings, Inc. 5.00%, 10/15/24	54,236	6,486,083
Stanley Black & Decker, Inc. 5.25%, 11/15/22 †	88,429	9,543,258
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	254,816	8,001,222
		64,249,721
Real Estate Investment Trusts: 16.3%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	271,181	6,869,015
6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	189,827	4,922,214
7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	153,276	3,890,145
Annaly Capital Management, Inc.
6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	200,438	5,099,143
6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24 †	208,692	5,486,513
6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	339,566	8,607,998
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	122,621	3,147,681
8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	153,276	3,952,988
Digital Realty Trust, Inc. 5.20%, 10/10/24	162,709	4,456,599
DigitalBridge Group, Inc.
7.12% †	284,151	7,356,174
7.15%, 06/05/22	162,709	4,230,434
Diversified Healthcare Trust 5.62%, 08/01/42 †	165,067	4,002,875

See Notes to Financial Statements

85

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate Investment Trusts (continued)
6.25%, 02/01/46 †	117,905	$2,968,848
Franklin BSP Realty Trust, Inc. 7.50% †	121,772	3,060,130
Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 †	135,591	3,473,841
Kimco Realty Corp. 5.25%, 12/20/22 †	124,743	3,329,391
MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25 †	129,695	3,126,946
Monmouth Real Estate Investment Corp. 6.12%, 09/15/21	259,202	6,612,243
New Residential Investment Corp.
6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	189,827	4,459,036
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26	219,303	5,537,401
7.12% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	133,232	3,344,123
Pebblebrook Hotel Trust 5.70%, 07/27/26	117,905	3,069,067
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	117,905	2,994,787
PS Business Parks, Inc. 4.88%, 11/04/24	153,276	4,153,780
Public Storage
3.88%, 10/06/25 †	133,232	3,392,087
4.00%, 06/16/26	284,764	7,215,920
4.62%, 06/17/25	266,465	7,202,549
4.70%, 11/15/24 †	122,055	3,256,427
4.88%, 09/12/24 †	149,126	4,023,419
4.90%, 10/14/21	165,067	4,182,798
5.05%, 08/09/22	141,486	3,749,379
5.15%, 06/02/22 †	132,053	3,418,852
5.60%, 03/11/24 †	134,412	3,727,245
RLJ Lodging Trust 1.95% †	151,861	4,400,932
Two Harbors Investment Corp.
7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	139,128	3,506,026
7.62% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 †	135,591	3,495,536
Vornado Realty Trust
4.45%, 09/22/26	141,486	3,527,246
5.25%, 11/24/25	292,168	7,858,563
5.40%	141,486	3,684,295
		174,792,646
Technology: 17.3%
AT&T, Inc.
4.75%, 02/18/25 †	825,334	21,491,697
5.00%, 12/12/24	565,943	15,054,084
5.35%, 11/01/66	623,717	16,291,488
	Number of Shares	Value
Technology (continued)
5.62%, 08/01/67 †	389,086	$10,478,086
Broadcom, Inc. 8.00%, 09/30/22	47,162	79,106,709
Pitney Bowes, Inc. 6.70%, 03/07/43 †	200,438	5,059,055
Sabre Corp. 6.50%, 09/01/23 †	39,380	5,371,826
Telephone and Data Systems, Inc.
6.00%, 09/30/26 †	325,417	8,532,434
6.62%, 03/31/26	198,080	5,433,334
United States Cellular Corp.
5.50%, 03/01/70	235,810	6,274,904
5.50%, 06/01/70 †	235,810	6,244,249
6.25%, 09/01/69	235,810	6,475,343
		185,813,209
Utilities: 34.2%
AES Corp. 6.88%, 02/15/24	122,975	12,421,705
Alabama Power Co. 5.00%, 10/01/22	117,905	3,071,425
Algonquin Power & Utilities Corp.
6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79 †	165,067	4,610,321
6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	135,591	3,740,956
Algonquin Power & Utilities Corp. (USD) 7.75%, 06/15/24	271,181	13,076,348
American Electric Power Co., Inc.
6.12%, 03/15/22	189,827	9,440,097
6.12%, 08/15/23	200,438	10,350,618
Brookfield BRP Holdings Canada, Inc. 4.62%, 04/30/26	165,067	4,123,374
CMS Energy Corp.
5.88%, 10/15/78 †	132,053	3,591,842
5.88%, 03/01/79	297,120	8,170,800
Dominion Energy, Inc. 7.25%, 06/01/22	189,827	19,014,971
DTE Energy Co.
5.25%, 12/01/77	188,648	4,936,918
6.00%, 12/15/76 †	132,053	3,368,672
6.25%, 11/01/22	306,553	15,474,795
Duke Energy Corp.
5.62%, 09/15/78 †	235,810	6,520,146
5.75%, 06/15/24 †	471,619	13,111,008
Entergy Arkansas LLC 4.88%, 09/01/66	193,364	4,878,574
Entergy Mississippi LLC 4.90%, 10/01/66 †	122,621	3,137,871
Essential Utilities, Inc. 6.00%, 04/30/22	89,655	5,178,473
Georgia Power Co. 5.00%, 10/01/77	127,337	3,337,503

See Notes to Financial Statements

86

	Number of Shares	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
5.25%, 06/01/76 †	268,823	$6,833,481
5.65%, 03/01/79 †	324,238	9,162,966
NextEra Energy, Inc.
4.87%, 09/01/22	353,715	22,361,862
5.28%, 03/01/23	589,524	32,111,372
6.22%, 09/01/23	471,619	25,844,721
NiSource, Inc.
6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	235,810	6,630,977
7.75%, 03/01/24 †	101,693	10,904,540
PG&E Corp. 5.50%, 08/16/23	188,648	21,336,089
SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	129,695	3,342,240
SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	141,486	3,661,658
SCE Trust VI 5.00%, 06/26/22 †	224,019	5,600,475
Sempra Energy 5.75%, 07/01/79 †	357,252	9,967,331
South Jersey Industries, Inc. 8.75%, 04/01/24 †	78,996	4,015,367
Southern Co.
4.20%, 10/15/60	353,715	9,044,492
4.95%, 01/30/80	471,619	12,540,349
5.25%, 12/01/77 †	212,229	5,592,234
6.75%, 08/01/22	406,772	20,822,659
Spire, Inc. 5.90%, 08/15/24 †	117,905	3,243,567
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	129,224	3,500,678
		368,073,475
Total Preferred Securities (Cost: $978,885,097)		1,072,394,628

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3% (Cost: $46,100,229)
Money Market Fund: 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio	46,100,229	46,100,229
Total Investments: 104.0% (Cost: $1,024,985,326)		1,118,494,857
Liabilities in excess of other assets: (4.0)%		(43,022,446)
NET ASSETS: 100.0%		$1,075,472,411

See Notes to Financial Statements

87

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $68,113,946.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.5%	$38,078,518
Consumer Cyclicals	7.1	75,624,506
Consumer Non-Cyclicals	3.2	33,815,927
Energy	3.6	38,808,340
Financials	2.2	23,864,659
Healthcare	6.5	69,273,627
Industrials	6.0	64,249,721
Real Estate	16.3	174,792,646
Technology	17.3	185,813,209
Utilities	34.3	368,073,475
	100.0%	$1,072,394,628

The summary of inputs used to value the Fund’s investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$1,072,394,628	$—	$—	$1,072,394,628
Money Market Fund	46,100,229	—	—	46,100,229
Total Investments	$1,118,494,857	$—	$—	$1,118,494,857

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

88

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)

	BDC Income ETF	China Bond ETF		Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF
Assets:
Investments, at value (1) Unaffiliated issuers (2)	$519,019,843	$106,380,494		$1,257,395,485	$5,197,536,669
Short-term investments held as collateral for securities loaned (3)	52,615,975	—		33,912,101	195,344,301
Cash	17,612	249,943		15,068,297	98,939,678
Cash denominated in foreign currency, at value (4)	—	6,265,753	(a)	—	—
Receivables:
Investment securities sold	—	1,611,129		36,883,139	112,380,338
Shares of beneficial interest sold	—	3,456		—	26,464,328
Dividends and interest	1,363,091	1,622,313		19,408,792	62,926,840
Prepaid expenses	—	1,870		—	—
Other assets	—	506		235	—
Total assets	573,016,521	116,135,464		1,362,668,049	5,693,592,154
Liabilities:
Payables:
Investment securities purchased	—	523,811		28,780,315	232,001,978
Collateral for securities loaned	52,615,975	—		33,912,101	195,344,301
Line of credit	936,513	229,375		—	—
Due to Adviser	172,481	39,025		439,850	1,547,487
Deferred Trustee fees	9,396	897		40,196	67,963
Accrued expenses	17,106	47,900		11,185	8,089
Total liabilities	53,751,471	841,008		63,183,647	428,969,818
NET ASSETS	$519,265,050	$115,294,456		$1,299,484,402	$5,264,622,336
Shares outstanding	29,575,000	4,700,000		57,000,000	159,150,000
Net asset value, redemption and offering price per share	$17.56	$24.53		$22.80	$33.08
Net Assets consist of:
Aggregate paid in capital	$510,639,918	$111,610,974		$1,395,664,807	$4,957,324,011
Total distributable earnings (loss)	8,625,132	3,683,482		(96,180,405)	307,298,325
NET ASSETS	$519,265,050	$115,294,456		$1,299,484,402	$5,264,622,336
(1) Value of securities on loan	$75,888,723	$—		$41,108,243	$214,967,597
(2) Cost of investments - Unaffiliated issuers	$456,194,448	$103,553,413		$1,295,036,026	$4,926,351,575
(3) Cost of short-term investments held as collateral for securities loaned	$52,615,975	$—		$33,912,101	$195,344,301
(4) Cost of cash denominated in foreign currency	$—	$6,257,789		$—	$—

(a)	Includes $107,408 on foreign investor minimum settlement reserve funds (see Note 2G).

See Notes to Financial Statements

89

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)

	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF
Assets:
Investments, at value (1) Unaffiliated issuers (2)	$98,442,290	$107,870,113	$745,798,542	$3,362,082,935
Short-term investments held as collateral for securities loaned (3)	1,539,910	2,943,810	1,026,544	—
Cash	—	1,792,563	2,878,688	58,114
Cash denominated in foreign currency, at value (4)	—	324,591	—	6,797,267
Receivables:
Investment securities sold	1,288,541	2,205,697	38,271,330	89,335,351
Dividends and interest	674,781	1,585,934	850,234	63,089,635
Prepaid expenses	—	—	—	13,912
Total assets	101,945,522	116,722,708	788,825,338	3,521,377,214
Liabilities:
Payables:
Investment securities purchased	903,630	3,342,321	38,750,107	73,427,413
Collateral for securities loaned	1,539,910	2,943,810	1,026,544	—
Due to Adviser	16,808	37,676	87,736	764,680
Due to custodian	9,660	—	—	—
Deferred Trustee fees	1,073	33,385	21,618	255,166
Accrued expenses	16,216	10,897	15,999	2,320,341
Total liabilities	2,487,297	6,368,089	39,902,004	76,767,600
NET ASSETS	$99,458,225	$110,354,619	$748,923,334	$3,444,609,614
Shares outstanding	3,700,000	4,500,000	29,550,000	116,722,682
Net asset value, redemption and offering price per share	$26.88	$24.52	$25.34	$29.51
Net Assets consist of:
Aggregate paid in capital	$100,507,123	$122,717,259	$747,003,311	$4,055,020,903
Total distributable earnings (loss)	(1,048,898)	(12,362,640)	1,920,023	(610,411,289)
NET ASSETS	$99,458,225	$110,354,619	$748,923,334	$3,444,609,614
(1) Value of securities on loan	$5,729,642	$3,078,104	$5,495,498	$—
(2) Cost of investments - Unaffiliated issuers	$99,425,973	$109,550,164	$743,028,708	$3,644,886,745
(3) Cost of short-term investments held as collateral for securities loaned	$1,539,910	$2,943,810	$1,026,544	$—
(4) Cost of cash denominated in foreign currency	$—	$324,582	$—	$6,798,385

See Notes to Financial Statements

90

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Assets:
Investments, at value (1) Unaffiliated issuers (2)	$9,880,570	$14,725,175	$317,490,252	$1,072,394,628
Short-term investments held as collateral for securities loaned (3)	183,085	216,883	7,259,944	46,100,229
Cash	26,393	50,279	380,712	23,435,164
Receivables:
Investment securities sold	—	119,647	—	11,351,519
Dividends and interest	98,560	131,118	444,073	2,582,318
Total assets	10,188,608	15,243,102	325,574,981	1,155,863,858
Liabilities:
Payables:
Investment securities purchased	—	98,776	—	33,890,438
Collateral for securities loaned	183,085	216,883	7,259,944	46,100,229
Due to Adviser	2,120	2,529	107,523	357,403
Deferred Trustee fees	—	—	16,359	36,282
Accrued expenses	—	—	18,665	7,095
Total liabilities	185,205	318,188	7,402,491	80,391,447
NET ASSETS	$10,003,403	$14,924,914	$318,172,490	$1,075,472,411
Shares outstanding	400,000	600,000	16,450,000	49,450,000
Net asset value, redemption and offering price per share	$25.01	$24.87	$19.34	$21.75
Net Assets consist of:
Aggregate paid in capital	$10,000,000	$15,000,000	$354,906,859	$1,024,210,112
Total distributable earnings (loss)	3,403	(75,086)	(36,734,369)	51,262,299
NET ASSETS	$10,003,403	$14,924,914	$318,172,490	$1,075,472,411
(1) Value of securities on loan	$224,414	$432,059	$27,604,213	$68,113,946
(2) Cost of investments - Unaffiliated issuers	$9,876,112	$14,807,529	$288,057,600	$978,885,097
(3) Cost of short-term investments held as collateral for securities loaned	$183,085	$216,883	$7,259,944	$46,100,229

See Notes to Financial Statements

91

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2021 (unaudited)

	BDC Income ETF	China Bond ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF
Income:
Dividends	$20,194,345	$—	$—	$—
Interest	159	1,870,732	32,083,418	102,355,866
Securities lending income	142,337	—	88,790	463,907
Foreign taxes withheld	—	(1,286)	(13,237)	—
Total income	20,336,841	1,869,446	32,158,971	102,819,773
Expenses:
Management fees	934,435	231,704	2,332,956	8,873,118
Professional fees	—	27,524	—	—
Custody and accounting fees	—	20,520	—	—
Reports to shareholders	—	6,221	—	—
Trustees’ fees and expenses	—	721	—	—
Registration fees	—	5,044	—	—
Insurance	—	1,217	—	—
Interest	8,672	3,887	11	947
Other	—	2,097	—	—
Total expenses	943,107	298,935	2,332,967	8,874,065
Net investment income	19,393,734	1,570,511	29,826,004	93,945,708
Net realized gain (loss) on:
Investments	(7,375,781)	289,922	(5,063,200)	19,232,253
In-kind redemptions	12,223,839	—	496,623	157,061,405
Foreign currency transactions and foreign denominated assets and liabilities	—	73,687	—	—
Net realized gain (loss)	4,848,058	363,609	(4,566,577)	176,293,658
Net change in unrealized appreciation (depreciation) on:
Investments	14,839,639	1,361,646	(46,908,380)	(41,212,155)
Foreign currency transactions and foreign denominated assets and liabilities	—	(7,171)	1	—
Net change in unrealized appreciation (depreciation)	14,839,639	1,354,475	(46,908,379)	(41,212,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,081,431	$3,288,595	$(21,648,952)	$229,027,211

See Notes to Financial Statements

92

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2021 (unaudited)

	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF
Income:
Dividends	$4,047	$8	$—	$—
Interest	1,044,811	2,535,952	2,193,341	94,947,421
Securities lending income	2,924	6,960	4,462	—
Foreign taxes withheld	(587)	(2,150)	—	(1,383,758)
Total income	1,051,195	2,540,770	2,197,803	93,563,663
Expenses:
Management fees	95,577	224,282	464,795	4,866,564
Professional fees	—	—	—	30,976
Custody and accounting fees	—	—	—	343,606
Reports to shareholders	—	—	—	220,740
Trustees’ fees and expenses	—	—	—	29,913
Registration fees	—	—	—	10,072
Insurance	—	—	—	27,622
Interest	—	542	897	15,968
Other	—	—	—	21,241
Total expenses	95,577	224,824	465,692	5,566,702
Waiver of management fees	—	—	—	(143,440)
Net expenses	95,577	224,824	465,692	5,423,262
Net investment income	955,618	2,315,946	1,732,111	88,140,401
Net realized gain (loss) on:
Investments	10,308	149,121	349,960	(45,555,597	)(a)
In-kind redemptions	—	—	57,775	1,089,710
Foreign currency transactions and foreign denominated assets and liabilities	—	3,504	—	(692,585)
Net realized gain (loss)	10,308	152,625	407,735	(45,158,472)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,108,112)	(5,853,810)	23,516	(163,471,202	)(b)
Foreign currency transactions and foreign denominated assets and liabilities	—	(20,544)	—	(1,011,636)
Net change in unrealized appreciation (depreciation)	(1,108,112)	(5,874,354)	23,516	(164,482,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(142,186)	$(3,405,783)	$2,163,362	$(121,500,909)

(a)	Net of foreign taxes of $312,779
(b)	Net of foreign taxes of $225,900

See Notes to Financial Statements

93

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2021 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Income:
Dividends	$—	$—	$9,483,351	$25,562,782
Interest	119,375	168,507	115	3,105
Securities lending income	396	444	43,705	432,826
Foreign taxes withheld	—	—	—	(11,430)
Total income	119,771	168,951	9,527,171	25,987,283
Expenses:
Management fees	12,658	15,098	652,371	2,027,240
Interest	—	—	7,911	5,893
Total expenses	12,658	15,098	660,282	2,033,133
Net investment income	107,113	153,853	8,866,889	23,954,150
Net realized gain (loss) on:
Investments	7,499	18,284	(6,691,670)	6,584,857
Capital gain distributions received	—	—	1,862,130	540,455
In-kind redemptions	—	—	13,357,357	617,742
Net realized gain	7,499	18,284	8,527,817	7,743,054
Net change in unrealized appreciation (depreciation) on:
Investments	107,938	166,172	(8,673,870)	27,573,813
Net change in unrealized appreciation (depreciation)	107,938	166,172	(8,673,870)	27,573,813
Net Increase in Net Assets Resulting from Operations	$222,550	$338,309	$8,720,836	$59,271,017

See Notes to Financial Statements

94

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		China Bond ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$19,393,734	$27,418,231	$1,570,511	$1,245,084
Net realized gain (loss)	4,848,058	(11,700,465)	363,609	258,931
Net change in unrealized appreciation (depreciation)	14,839,639	129,739,736	1,354,475	1,676,722
Net increase in net assets resulting from operations	39,081,431	145,457,502	3,288,595	3,180,737
Distributions to shareholders from:
Distributable earnings	(18,755,903)	(28,249,128)	(1,268,581)	(1,233,560)
Return of capital	—	(102,755)	—	—
Total distributions	(18,755,903)	(28,351,883)	(1,268,581)	(1,233,560)
Share transactions**:
Proceeds from sale of shares	123,907,641	167,364,489	21,909,643	97,077,772 (a)
Cost of shares redeemed	(36,928,412)	(42,308,818)	(12,138,553)	—
Increase in net assets resulting from share transactions	86,979,229	125,055,671	9,771,090	97,077,772
Total increase in net assets	107,304,757	242,161,290	11,791,104	99,024,949
Net Assets, beginning of period	411,960,293	169,799,003	103,503,352	4,478,403
Net Assets, end of period	$519,265,050	$411,960,293	$115,294,456	$103,503,352
**Shares of Common Stock Issued (no par value)
Shares sold	7,175,000	11,800,000	900,000	4,100,000
Shares redeemed	(2,175,000)	(3,025,000)	(500,000)	—
Net increase	5,000,000	8,775,000	400,000	4,100,000

(a)	Includes $79,000 for reimbursement by the Adviser (See Note 3)

See Notes to Financial Statements

95

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$29,826,004	$27,488,746	$93,945,708	$163,045,166
Net realized gain (loss)	(4,566,577)	(9,350,449)	176,293,658	97,287,752
Net change in unrealized appreciation (depreciation)	(46,908,379)	56,587,045	(41,212,155)	387,013,556
Net increase (decrease) in net assets resulting from operations	(21,648,952)	74,725,342	229,027,211	647,346,474
Distributions to shareholders from:
Distributable earnings	(28,559,259)	(25,900,330)	(97,958,810)	(155,216,155)
Share transactions**:
Proceeds from sale of shares	597,488,251	446,230,645	1,326,524,933	3,595,864,787
Cost of shares redeemed	(32,202,688)	(18,741,366)	(1,108,387,232)	(855,370,459)
Increase in net assets resulting from share transactions	565,285,563	427,489,279	218,137,701	2,740,494,328
Total increase in net assets	515,077,352	476,314,291	349,206,102	3,232,624,647
Net Assets, beginning of period	784,407,050	308,092,759	4,915,416,234	1,682,791,587
Net Assets, end of period	$1,299,484,402	$784,407,050	$5,264,622,336	$4,915,416,234
**Shares of Common Stock Issued (no par value)
Shares sold	25,200,000	19,000,000	40,450,000	117,100,000
Shares redeemed	(1,400,000)	(800,000)	(33,950,000)	(27,150,000)
Net increase	23,800,000	18,200,000	6,500,000	89,950,000

See Notes to Financial Statements

96

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Bond ETF		International High Yield Bond ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$955,618	$1,015,009	$2,315,946	$4,541,412
Net realized gain (loss)	10,308	(63,236)	152,625	(1,085,616)
Net change in unrealized appreciation (depreciation)	(1,108,112)	(435,542)	(5,874,354)	15,170,428
Net increase (decrease) in net assets resulting from operations	(142,186)	516,231	(3,405,783)	18,626,224
Distributions to shareholders from:
Distributable earnings	(942,485)	(902,645)	(2,015,270)	(4,423,249)
Return of capital	—	—	—	(264,741)
Total distributions	(942,485)	(902,645)	(2,015,270)	(4,687,990)
Share transactions**:
Proceeds from sale of shares	16,344,307	52,359,723	15,502,481	10,278,340
Cost of shares redeemed	—	—	—	(12,776,583)
Increase (decrease) in net assets resulting from share transactions	16,344,307	52,359,723	15,502,481	(2,498,243)
Total increase in net assets	15,259,636	51,973,309	10,081,428	11,439,991
Net Assets, beginning of period	84,198,589	32,225,280	100,273,191	88,833,200
Net Assets, end of period	$99,458,225	$84,198,589	$110,354,619	$100,273,191
**Shares of Common Stock Issued (no par value)
Shares sold	600,000	1,900,000	600,000	400,000
Shares redeemed	—	—	—	(500,000)
Net increase (decrease)	600,000	1,900,000	600,000	(100,000)

See Notes to Financial Statements

97

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,732,111	$4,385,467	$88,140,401	$163,087,052
Net realized gain (loss)	407,735	790,351	(45,158,472)	(150,551,636)
Net change in unrealized appreciation (depreciation)	23,516	13,202,820	(164,482,838)	329,006,362
Net increase (decrease) in net assetsresulting from operations	2,163,362	18,378,638	(121,500,909)	341,541,778
Distributions to shareholders from:
Distributable earnings	(1,931,610)	(5,073,095)	(73,167,891)	(524,709)
Return of capital	—	—	—	(161,805,238)
Total distributions	(1,931,610)	(5,073,095)	(73,167,891)	(162,329,947)
Share transactions**:
Proceeds from sale of shares	195,220,307	125,423,479	351,071,375	690,250,396
Cost of shares redeemed	(6,337,388)	(40,336,816)	(91,663,611)	(828,095,691)
Increase (decrease) in net assets resulting from share transactions	188,882,919	85,086,663	259,407,764	(137,845,295)
Total increase in net assets	189,114,671	98,392,206	64,738,964	41,366,536
Net Assets, beginning of period	559,808,663	461,416,457	3,379,870,650	3,338,504,114
Net Assets, end of period	$748,923,334	$559,808,663	$3,444,609,614	$3,379,870,650
**Shares of Common Stock Issued (no par value)
Shares sold	7,700,000	4,950,000	11,200,000	21,600,000
Shares redeemed	(250,000)	(1,600,000)	(3,000,000)	(26,800,000)
Net increase (decrease)	7,450,000	3,350,000	8,200,000	(5,200,000)

See Notes to Financial Statements

98

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics BBB Corporate Bond ETF		Moody’s Analytics IG Corporate Bond ETF
	Period Ended October 31, 2021	Period Ended April 30, 2021 (a)	Period Ended October 31, 2021	Period Ended April 30, 2021 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income	$107,113	$87,490	$153,853	$128,135
Net realized gain (loss)	7,499	(15,478)	18,284	(25,943)
Net change in unrealized appreciation (depreciation)	107,938	(103,480)	166,172	(248,527)
Net increase (decrease) in net assets resulting from operations	222,550	(31,468)	338,309	(146,335)
Distributions to shareholders from:
Distributable earnings	(112,079)	(75,600)	(161,520)	(105,540)
Share transactions**:
Proceeds from sale of shares	—	10,000,000	—	15,000,000
Increase in net assets resulting from share transactions	—	10,000,000	—	15,000,000
Total increase in net assets	110,471	9,892,932	176,789	14,748,125
Net Assets, beginning of period	9,892,932	—	14,748,125	—
Net Assets, end of period	$10,003,403	$9,892,932	$14,924,914	$14,748,125
**Shares of Common Stock Issued (no par value)
Shares sold	—	400,000	—	600,000
Net increase	—	400,000	—	600,000

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.

See Notes to Financial Statements

99

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF		Preferred Securities ex Financials ETF
	Period Ended October 31, 2021	Year Ended April 30, 2021	Period Ended October 31, 2021	Year Ended April 30, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$8,866,889	$11,672,426	$23,954,150	$39,050,098
Net realized gain (loss)	8,527,817	(17,949,177)	7,743,054	(5,620,005)
Net change in unrealized appreciation (depreciation)	(8,673,870)	130,769,388	27,573,813	113,139,493
Net increase in net assets resulting from operations	8,720,836	124,492,637	59,271,017	146,569,586
Distributions to shareholders from:
Distributable earnings	(8,864,324)	(11,675,560)	(22,578,935)	(38,058,255)
Return of capital	(3,089,456)	(6,729,745)	—	—
Total distributions	(11,953,780)	(18,405,305)	(22,578,935)	(38,058,255)
Share transactions**:
Proceeds from sale of shares	50,681,819	118,718,711	95,120,524	183,940,174
Cost of shares redeemed	(39,560,559)	(33,825,342)	(4,235,387)	(33,585,352)
Increase in net assets resulting from share transactions	11,121,260	84,893,369	90,885,137	150,354,822
Total increase in net assets	7,888,316	190,980,701	127,577,219	258,866,153
Net Assets, beginning of period	310,284,174	119,303,473	947,895,192	689,029,039
Net Assets, end of period	$318,172,490	$310,284,174	$1,075,472,411	$947,895,192
**Shares of Common Stock Issued (no par value)
Shares sold	2,550,000	7,700,000	4,450,000	9,150,000
Shares redeemed	(2,050,000)	(2,200,000)	(200,000)	(1,750,000)
Net increase	500,000	5,500,000	4,250,000	7,400,000

See Notes to Financial Statements

100

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$16.76		$10.75	$16.55	$16.10	$19.17	$16.43
Net investment income	0.72	(a)	1.43 (a)	1.54 (a)	1.59 (a)	1.52 (a)	1.54
Net realized and unrealized gain (loss) on investments	0.75		6.02	(5.86)	0.41	(3.04)	2.67
Total from investment operations	1.47		7.45	(4.32)	2.00	(1.52)	4.21
Distributions from:
Net investment income	(0.67)		(1.44)	(1.48)	(1.55)	(1.55)	(1.47)
Return of capital	—		— (b)	—	—	—	—
Total distributions	(0.67)		(1.44)	(1.48)	(1.55)	(1.55)	(1.47)
Net asset value, end of period	$17.56		$16.76	$10.75	$16.55	$16.10	$19.17
Total return(c)	8.91	%(d)	73.81%	(27.77)%	13.27%	(8.08)%	26.67%
Ratios to average net assets
Gross expenses(e)	0.40	%(f)	0.46%	0.48%	0.47%	0.49%	0.52%
Net expenses(e)	0.40	%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Net expenses excluding interest expense(e)	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	8.30	%(f)	10.57%	9.95%	9.73%	8.85%	9.12%
Supplemental data
Net assets, end of period (in millions)	$519		$412	$170	$207	$178	$183
Portfolio turnover rate(g)	16	%(d)	26%	22%	13%	19%	23%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after April 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

101

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$24.07		$22.39	$22.89	$24.14	$22.16	$24.28
Net investment income	0.33	(a)	0.73 (a)	0.87 (a)	0.75 (a)	0.74 (a)	0.21
Net realized and unrealized gain (loss) on investments	0.40		1.60	(0.49)	(1.24)	2.07	(1.64)
Total from investment operations	0.73		2.33	0.38	(0.49)	2.81	(1.43)
Distributions from:
Net investment income	(0.27)		(0.65)	(0.79)	(0.38)	—	—
Return of capital	—		—	(0.09)	(0.38)	(0.83)	(0.69)
Total distributions	(0.27)		(0.65)	(0.88)	(0.76)	(0.83)	(0.69)
Net asset value, end of period	$24.53		$24.07	$22.39	$22.89	$24.14	$22.16
Total return(b)	3.04	%(c)	10.56%	1.76%	(1.98)%	12.94%	(6.00)%
Ratios to average net assets
Gross expenses	0.52	%(d)	0.68%	3.53%	2.25%	2.59%	1.90%
Net expenses	0.52	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses excluding interest expense	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.71	%(d)	3.07%	3.93%	3.29%	3.21%	3.04%
Supplemental data
Net assets, end of period (in millions)	$115		$104	$4	$5	$5	$7
Portfolio turnover rate(e)	14	%(c)	17%	21%	22%	39%	9%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

102

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$23.63		$20.54	$23.34	$23.83	$24.86	$23.37
Net investment income	0.60	(a)	1.29 (a)	1.42 (a)	1.33 (a)	1.33 (a)	1.46
Net realized and unrealized gain (loss) on investments	(0.83)		3.06	(2.77)	(0.46)	(1.01)	1.50
Total from investment operations	(0.23)		4.35	(1.35)	0.87	0.32	2.96
Distributions from:
Net investment income	(0.60)		(1.26)	(1.45)	(1.36)	(1.35)	(1.47)
Net asset value, end of period	$22.80		$23.63	$20.54	$23.34	$23.83	$24.86
Total return(b)	(1.02	)%(c)	21.53%	(6.27)%	3.93%	1.28%	13.04%
Ratios to average net assets
Gross expenses(d)	0.40	%(e)	0.45%	0.47%	0.46%	0.45%	0.47%
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	5.11	%(e)	5.58%	6.19%	5.81%	5.43%	6.13%
Supplemental data
Net assets, end of period (in millions)	$1,299		$784	$308	$261	$372	$373
Portfolio turnover rate(f)	18	%(c)	31%	28%	27%	40%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

103

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$32.20		$26.84	$29.00	$29.19	$29.65	$27.14
Net investment income	0.61	(a)	1.49 (a)	1.54 (a)	1.64 (a)	1.54 (a)	1.56
Net realized and unrealized gain (loss) on investments	0.91		5.35	(2.16)	(0.24)	(0.40)	2.62
Total from investment operations	1.52		6.84	(0.62)	1.40	1.14	4.18
Distributions from:
Net investment income	(0.64)		(1.48)	(1.54)	(1.59)	(1.51)	(1.58)
Net realized capital gains	—		—	—	—	(0.09)	(0.09)
Total distributions	(0.64)		(1.48)	(1.54)	(1.59)	(1.60)	(1.67)
Net asset value, end of period	$33.08		$32.20	$26.84	$29.00	$29.19	$29.65
Total return(b)	4.76	%(c)	25.95%	(2.38)%	5.04%	3.86%	15.86%
Ratios to average net assets
Gross expenses(d)	0.35	%(e)	0.43%	0.43%	0.45%	0.44%	0.46%
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.71	%(e)	4.83%	5.35%	5.76%	5.16%	5.61%
Supplemental data
Net assets, end of period (in millions)	$5,265		$4,915	$1,683	$976	$1,223	$855
Portfolio turnover rate(f)	16	%(c)	27%	68%	29%	20%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

104

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	Period Ended April 30, 2017(a)
	(unaudited)
Net asset value, beginning of period	$27.16		$26.85	$25.87	$26.54	$25.44	$24.75
Net investment income	0.28	(b)	0.55 (b)	0.58 (b)	0.34 (b)	0.29 (b)	0.04
Net realized and unrealized gain (loss) on investments	(0.29)		0.28 (c)	1.00	(0.68)	1.16	0.67
Total from investment operations	(0.01)		0.83	1.58	(0.34)	1.45	0.71
Distributions from:
Net investment income	(0.27)		(0.52)	(0.50)	(0.29)	(0.35)	(0.02)
Net realized capital gains	—		—	—	—	— (d)	—
Return of capital	—		—	(0.10)	(0.04)	—	—
Total distributions	(0.27)		(0.52)	(0.60)	(0.33)	(0.35)	(0.02)
Net asset value, end of period	$26.88		$27.16	$26.85	$25.87	$26.54	$25.44
Total return(e)	(0.04	)%(f)	3.07%	6.17%	(1.25)%	5.72%	2.86	%(f)
Ratios to average net assets
Gross expenses(g)	0.20	%(h)	0.65%	0.83%	1.02%	1.56%	5.49	%(h)
Net expenses(g)	0.20	%(h)	0.20%	0.23%	0.33%	0.40%	0.40	%(h)
Net investment income	2.00	%(h)	2.01%	2.17%	1.32%	1.10%	1.03	%(h)
Supplemental data
Net assets, end of period (in millions)	$99		$84	$32	$26	$17	$5
Portfolio turnover rate(i)	9	%(f)	25%	83%	28%	26%	0	%(f)

(a)	For the period March 3, 2017 (commencement of operations) through April 30, 2017.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Amount represents less than $0.005 per share.
(e)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(f)	Not Annualized
(g)	Periods after April 30, 2021 reflect a unitary management fee structure.
(h)	Annualized
(i)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

105

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$25.71		$22.21	$24.54	$25.20	$24.90	$24.20
Net investment income	0.53	(a)	1.13 (a)	1.26 (a)	1.13 (a)	1.07 (a)	1.24
Net realized and unrealized gain (loss) on investments	(1.26)		3.54	(2.33)	(0.65)	0.39	0.65
Total from investment operations	(0.73)		4.67	(1.07)	0.48	1.46	1.89
Distributions from:
Net investment income	(0.46)		(1.10)	(1.17)	(1.08)	(1.02)	(0.83)
Return of capital	—		(0.07)	(0.09)	(0.06)	(0.14)	(0.36)
Total distributions	(0.46)		(1.17)	(1.26)	(1.14)	(1.16)	(1.19)
Net asset value, end of period	$24.52		$25.71	$22.21	$24.54	$25.20	$24.90
Total return(b)	(2.88	)%(c)	21.30%	(4.67)%	2.08%	5.91%	8.04%
Ratios to average net assets
Gross expenses(d)	0.40	%(e)	0.56%	0.62%	0.54%	0.52%	0.54%
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.13	%(e)	4.54%	5.17%	4.66%	4.19%	4.95%
Supplemental data
Net assets, end of period (in millions)	$110		$100	$89	$113	$171	$129
Portfolio turnover rate(f)	15	%(c)	33%	37%	32%	41%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

106

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Investment Grade Floating Rate ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$25.33		$24.61	$25.25	$25.32	$25.14	$24.77
Net investment income	0.07	(a)	0.23 (a)	0.68 (a)	0.77 (a)	0.52 (a)	0.33
Net realized and unrealized gain (loss) on investments	0.02		0.76	(0.61)	(0.10)	0.13	0.36
Total from investment operations	0.09		0.99	0.07	0.67	0.65	0.69
Distributions from:
Net investment income	(0.08)		(0.27)	(0.71)	(0.74)	(0.47)	(0.32)
Net asset value, end of period	$25.34		$25.33	$24.61	$25.25	$25.32	$25.14
Total return(b)	0.35	%(c)	4.07%	0.26%	2.71%	2.59%	2.80%
Ratios to average net assets
Gross expenses(d)	0.14	%(e)	0.39%	0.40%	0.40%	0.41%	0.46%
Net expenses(d)	0.14	%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	0.52	%(e)	0.93%	2.70%	3.05%	2.06%	1.40%
Supplemental data
Net assets, end of period (in millions)	$749		$560	$461	$542	$377	$148
Portfolio turnover rate(f)	40	%(c)	72%	40%	30%	28%	46%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

107

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF#
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$31.14		$29.36	$33.11	$37.56	$37.24	$37.90
Net investment income	0.76	(a)	1.55 (a)	2.00 (a)	2.14 (a)	2.18 (a)	2.56
Net realized and unrealized gain (loss) on investments	(1.76)		1.78	(3.75)	(4.45)	0.40	(1.34)
Total from investment operations	(1.00)		3.33	(1.75)	(2.31)	2.58	1.22
Distributions from:
Net investment income	(0.63)		(0.01)	(0.48)	(1.36)	(1.98)	(0.60)
Return of capital	—		(1.54)	(1.52)	(0.78)	(0.28)	(1.28)
Total distributions	(0.63)		(1.55)	(2.00)	(2.14)	(2.26)	(1.88)
Net asset value, end of period	$29.51		$31.14	$29.36	$33.11	$37.56	$37.24
Total return(b)	(3.29	)%(c)	11.40%	(5.79)%	(6.05)%	7.05%	3.41%
Ratios to average net assets
Gross expenses	0.31	%(d)	0.31%	0.36%	0.41%	0.46%	0.48%
Net expenses	0.30	%(d)	0.30%	0.30%	0.31%	0.44%	0.47%
Net investment income	4.89	%(d)	4.92%	6.05%	6.35%	5.69%	5.60%
Supplemental data
Net assets, end of period (in millions)	$3,445		$3,380	$3,339	$5,332	$5,645	$3,355
Portfolio turnover rate(e)	14	%(c)	40%	39%	36%	28%	37%

#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

108

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics BBB Corporate Bond ETF

	Period Ended October 31, 2021		Period Ended April 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.73		$25.00
Net investment income(b)	0.27		0.22
Net realized and unrealized gain (loss) on investments	0.29		(0.30)
Total from investment operations	0.56		(0.08)
Distributions from:
Net investment income	(0.28)		(0.19)
Net asset value, end of period	$25.01		$24.73
Total return(c)	2.24	%(d)	(0.32	)%(d)
Ratios to average net assets
Expenses	0.25	%(e)	0.25	%(e)
Net investment income	2.12	%(e)	2.14	%(e)
Supplemental data
Net assets, end of period (in millions)	$10		$10
Portfolio turnover rate(f)	15	%(d)	35	%(d)

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

109

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics IG Corporate Bond ETF

	Period Ended October 31, 2021		Period Ended April 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.58		$25.00
Net investment income(b)	0.26		0.21
Net realized and unrealized gain (loss) on investments	0.30		(0.45)
Total from investment operations	0.56		(0.24)
Distributions from:
Net investment income	(0.27)		(0.18)
Net asset value, end of period	$24.87		$24.58
Total return(c)	2.29	%(d)	(0.97	)%(d)
Ratios to average net assets
Expenses	0.20	%(e)	0.20	%(e)
Net investment income	2.04	%(e)	2.10	%(e)
Supplemental data
Net assets, end of period (in millions)	$15		$15
Portfolio turnover rate(f)	22	%(d)	28	%(d)

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

110

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$19.45		$11.42	$23.63	$22.71	$24.49	$20.03
Net investment income	0.53	(a)	0.86 (a)	1.45 (a)	1.68 (a)	1.70 (a)	1.81
Net realized and unrealized gain (loss) on investments	0.07		8.49	(11.90)	0.94	(1.59)	4.38
Total from investment operations	0.60		9.35	(10.45)	2.62	0.11	6.19
Distributions from:
Net investment income	(0.53)		(0.83)	(1.45)	(1.67)	(1.81)	(1.73)
Return of capital	(0.18)		(0.49)	(0.31)	(0.03)	(0.08)	—
Total distributions	(0.71)		(1.32)	(1.76)	(1.70)	(1.89)	(1.73)
Net asset value, end of period	$19.34		$19.45	$11.42	$23.63	$22.71	$24.49
Total return(b)	3.18	%(c)	85.71%	(46.63)%	12.00%	0.32%	32.15%
Ratios to average net assets
Gross expenses(d)	0.40	%(e)	0.49%	0.50%	0.49%	0.49%	0.54%
Net expenses(d)	0.40	%(e)	0.41%	0.41%	0.42%	0.41%	0.41%
Net expenses excluding interest expense(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	5.44	%(e)	5.55%	6.70%	7.19%	7.13%	8.25%
Supplemental data
Net assets, end of period (in millions)	$318		$310	$119	$175	$132	$148
Portfolio turnover rate(f)	8	%(c)	31%	16%	35%	21%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

111

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
			Year Ended April 30,
	Period Ended October 31, 2021		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$20.97		$18.23	$19.37	$19.09	$20.12	$20.34
Net investment income	0.51	(a)	0.98 (a)	1.06 (a)	1.13 (a)	1.10 (a)	1.15
Net realized and unrealized gain (loss) on investments	0.75		2.72	(1.12)	0.32	(0.98)	(0.19)
Total from investment operations	1.26		3.70	(0.06)	1.45	0.12	0.96
Distributions from:
Net investment income	(0.48)		(0.96)	(1.08)	(1.17)	(1.14)	(1.18)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.48)		(0.96)	(1.08)	(1.17)	(1.15)	(1.18)
Net asset value, end of period	$21.75		$20.97	$18.23	$19.37	$19.09	$20.12
Total return(b)	6.06	%(c)	20.78%	(0.54)%	7.90%	0.57%	4.88%
Ratios to average net assets
Gross expenses(d)	0.40	%(e)	0.43%	0.44%	0.46%	0.45%	0.46%
Net expenses(d)	0.40	%(e)	0.40%	0.41%	0.41%	0.41%	0.41%
Net expenses excluding interest expense(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.73	%(e)	4.97%	5.41%	5.92%	5.57%	5.70%
Supplemental data
Net assets, end of period (in millions)	$1,075		$948	$689	$584	$498	$438
Portfolio turnover rate(f)	25	%(c)	36%	45%	31%	47%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

112

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2021 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) (formerly known as Vaneck Vectors ETF Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001.The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)*	Non-Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
Investment Grade Floating Rate ETF (“Floating Rate”)	Non-Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

*Formerly known as ChinaAMC China Bond ETF

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Bond. China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below).Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value
113

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.
114

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at October 31, 2021 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

China Bond is required to hold foreign investor minimum settlement reserve funds by the China Securities Depository and Clearing Corporation Limited. Refer to cash denominated in foreign currency, at value on the Statement of Assets and Liabilities for the amount held at October 31, 2021.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2022, to waive management fees and assume expenses to prevent total annual operating expenses (excluding

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(unaudited) (continued)

acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the period ended October 31, 2021, are as follows:

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser is responsible for all Fund expenses, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
BDC Income	0.40%
Emerging Markets High Yield	0.40
Fallen Angel	0.35
Floating Rate	0.14
Green Bond	0.20
International High Yield	0.40
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20
Mortgage REIT	0.40
Preferred Securities	0.40

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

During the year ended April 30, 2021, the Adviser voluntarily reimbursed the China Bond ETF $79,000 for capital share transaction losses. This amount is reflected in Proceeds from sale of shares in the Statements of Changes in Net Assets.

At October 31, 2021, the Adviser owned approximately 94%, 87%, and 2% of Moody’s Analytics IG, Moody’s Analytics BBB, and Floating Rate, respectively.

Note 4—Capital Share Transactions—As of October 31, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation

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Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$75,014,575	$74,638,148	$123,969,178	$36,791,511
China Bond	29,401,352	14,176,949	—	—
Emerging Markets High Yield	533,333,786	204,530,219	243,026,293	32,227,397
Fallen Angel	861,988,869	811,061,805	1,235,956,717	1,060,214,943
Floating Rate	299,146,489	258,483,183	160,776,410	6,323,007
Green Bond	12,593,107	8,572,125	13,541,076	—
International High Yield	28,368,374	16,368,443	2,649,276	—
J.P. Morgan EM	614,143,977	488,321,146	184,672,143	50,601,641
Moody’s Analytics BBB	1,573,142	1,522,310	—	—
Moody’s Analytics IG	3,265,843	3,206,717	—	—
Mortgage REIT	25,124,253	24,486,727	50,680,921	39,594,861
Preferred Securities	247,645,061	247,125,664	86,729,246	4,146,948

Note 6—Income Taxes—As of October 31, 2021, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$513,144,743	$63,839,019	$(5,347,944)	$58,491,075
China Bond	103,554,943	3,060,079	(234,528)	2,825,551
Emerging Markets High Yield	1,329,895,951	14,955,559	(53,543,924)	(38,588,365)
Fallen Angel	5,129,494,224	281,621,915	(18,235,169)	263,386,746
Floating Rate	744,424,196	2,935,369	(534,479)	2,400,890
Green Bond	101,013,127	859,154	(1,890,081)	(1,030,927)
International High Yield	112,700,143	3,651,247	(5,537,467)	(1,886,220)
J.P. Morgan EM	3,726,514,127	60,058,550	(424,489,742)	(364,431,192)
Moody’s Analytics BBB	10,064,771	121,562	(122,678)	(1,116)
Moody’s Analytics IG	15,032,519	127,554	(218,015)	(90,461)
Mortgage REIT	297,777,940	37,291,916	(10,319,660)	26,972,256
Preferred Securities	1,032,153,360	101,701,562	(15,360,065)	86,341,497

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2021, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(15,292,216)	$(40,453,382)	$(55,745,598)
China Bond	(166,013)	(20,335)	(186,348)
Emerging Markets High Yield	(10,986,853)	(47,017,404)	(58,004,257)
Fallen Angel	(59,502,467)	(85,944,985)	(145,447,452)
Floating Rate	(652,541)	(366,518)	(1,019,059)
Green Bond	(176,498)	–	(176,498)
International High Yield	(521,673)	(10,367,976)	(10,889,649)
J.P. Morgan EM	(57,138,194)	(111,427,299)	(168,565,493)
Moody’s Analytics BBB	(16,133)	–	(16,133)
Moody’s Analytics IG	(23,543)	–	(23,543)
Mortgage REIT	(19,518,810)	(53,829,257)	(73,348,067)
Preferred Securities	(12,267,153)	(33,098,379)	(45,365,532)
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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2021 to October 31, 2021, the net realized gains (losses) from foreign currency translations were as follows:

China Bond	$205,932
International High Yield	363,210
J.P. Morgan EM	(43,772,765)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Prior to November 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the Sub-Adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the Sub-Adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

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Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, China Bond, Floating Rate, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result. Russia and Ukraine have experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

China Bond, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, J.P. Morgan EM, Moody’s Analytics BBB, and Moody’s Analytics IG invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed

119

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NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

The Funds (except for BDC Income, China Bond, J.P. Morgan EM, and Mortgage REIT) invest in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which the Funds invest cannot yet be determined.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on May 1, 2021, for BDC Income, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021. Moody’s Analytics BBB and Moody’s Analytics IG commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to

120

33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at October 31, 2021 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of October 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$75,888,723	$52,615,975	$25,366,289	$77,982,264
Emerging Markets High Yield	41,108,243	33,912,101	10,187,159	44,099,260
Fallen Angel	214,967,597	195,344,301	33,913,151	229,257,452
Floating Rate	5,495,498	1,026,544	4,586,136	5,612,680
Green Bond	5,729,642	1,539,910	4,340,339	5,880,249
International High Yield	3,078,104	2,943,810	569,834	3,513,644
Moody’s Analytics BBB	224,414	183,085	50,094	233,179
Moody’s Analytics IG	432,059	216,883	230,260	447,143
Mortgage REIT	27,604,213	7,259,944	21,316,736	28,576,680
Preferred Securities	68,113,946	46,100,229	28,558,445	74,658,674

The following table presents money market fund investments held as collateral by type of security on loan as of October 31, 2021:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities
BDC Income	$–	$52,615,975
Emerging Markets High Yield	33,912,101	–
Fallen Angel	195,344,301	–
Green Bond	1,539,910	–
International High Yield	2,943,810	–
Floating Rate	1,026,544	–
Moody’s Analytics BBB	183,085	–
Moody’s Analytics IG	216,883	–
Mortgage REIT	–	7,259,944
Preferred Securities	–	46,100,229

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the

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NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2021, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	163	$1,399,266	1.44%
China Bond	19	163,724	1.44
Fallen Angel	6	980,429	1.45
Floating Rate	15	1,592,708	1.45
International High Yield	5	2,221,323	1.42
Mortgage REIT	64	2,778,147	1.44
Preferred Securities	35	2,480,050	1.42

Outstanding loan balances as of October 31, 2021, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— In 2018, the Board of Trustees approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 12—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2021 (unaudited)

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck BDC Income ETF, China Bond ETF (the “China Fund”), Emerging Markets Aggregate Bond ETF1, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, Moody’s Analytics BBB Corporate Bond ETF and Moody’s Analytics IG Corporate Bond ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. They also considered the fact that each of the VanEck Moody’s Analytics BBB Corporate Bond ETF and Moody’s Analytics IG Corporate Bond ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since expense information, tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub- Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including, where applicable, (i) (with respect to the VanEck BDC Income ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, Mortgage REIT Income ETF and Preferred Securities ex Financials ETF, the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF)

[1]	Pursuant to a Plan of Liquidation and Dissolution, the Fund liquidated on October 22, 2021.
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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2021 (unaudited) (continued)

the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub- Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds and each of the VanEck Fallen Angel High Yield Bond ETF and Moody’s Analytics IG Corporate Bond ETF had management fees (after the effect of any applicable fee waiver) equal to the average and below the median of its respective peer group of funds, while the VanEck Mortgage REIT Income ETF had management fees (after the effect of any applicable fee waiver) greater than the average but equal to the median of its peer group of funds and the VanEck Moody’s Analytics BBB Corporate Bond ETF had management fees (after the effect of any applicable fee waiver) above the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had a total expense ratio (after the effect of any applicable expense limitation) equal to the average and below the median of its peer group of funds and the VanEck BDC Income ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average but below the median of its peer group of funds, while each of the Mortgage REIT Income ETF and Moody’s Analytics BBB Corporate Bond ETF had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its respective peer group of funds and the VanEck International High Yield Bond ETF had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and equal to the median of its peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefit.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets

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of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Fund.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Dynamic Put Write ETF

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Dynamic Put Write ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 7, 2021 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2021 (unaudited) (continued)

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INCOMEAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer

Date	January 7, 2022

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 7, 2022